UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

TIAA-CREF Funds	May 31, 2019

TIAA-CREF

Lifecycle Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended May 31, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	3

Letter to investors

Global financial markets produced mixed results during the twelve months ended May 31, 2019. U.S. equities posted modest gains amid a healthy domestic economy and an uptick in market volatility. Foreign stocks declined, with emerging markets faring worse than developed international markets. By comparison, U.S. fixed-income markets achieved solid gains as bond prices rallied despite three increases to the federal funds target rate. These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	Five of the twelve TIAA-CREF Lifecycle Funds delivered positive returns, while all twelve underperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from –3.4% for the Lifecycle 2060 Fund to 2.2% for the Lifecycle Retirement Income Fund.
•	Despite losses for some of the funds over the twelve-month period, results continued to support the solid performance of the TIAA-CREF Lifecycle Funds over longer periods of time.

Mixed results for stock prices around the world

U.S. equity markets achieved gains during the twelve months, despite a sharp downturn at the end of 2018. The broad stock market, as represented by the Russell 3000® Index, gained 2.5%. The U.S. economy continued to grow at a moderate pace during the period, buoyed by the lowest unemployment rate in nearly 50 years, a generally stable inflation rate and strong consumer confidence. Against this backdrop, the Federal Reserve raised the federal funds target rate three times during the period—in June, September and December of 2018—pushing the key short-term interest-rate measure to 2.25%–2.50%.

Stock prices in most foreign markets declined. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid-and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –7.1% in U.S.-dollar terms. Tensions weighed on foreign markets, including the unresolved trade conflict between the United States and China, concerns about a slowdown in global growth, and geopolitical risks, such as the United Kingdom’s controversial split from the European Union (Brexit).

U.S. investment-grade bonds performed well in spite of the Fed’s rate hikes. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 6.4% for the period.

4	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Look to lessons of the past

Increased stock market volatility over the past twelve months reminds us that, despite what one might hear or read in the financial media, no one can predict the future with any accuracy.

Rather than trying to time your investments based on what you think may happen in the future, consider using what has happened in the past as your guide. History has shown that even during periodic downturns, investors who avoided jumping in and out of the markets have often received more consistent investment results over the long term. Please keep in mind that past performance cannot guarantee future results. The TIAA-CREF Lifecycle Funds use dynamic diversification strategies that are designed to help mitigate the effects of market volatility, keeping you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses.

We are always ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifecycle Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Brad Finkle

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Funds begin on page 42 of this report. You can obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT or Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

About the funds’ benchmarks

Composite benchmark

Each Lifecycle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2018–May 31, 2019).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2019

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Institutional Class	(12/1/18)	(5/31/19)	(12/1/18–5/31/19)		(12/1/18–5/31/19)
Retirement Income Fund actual return	$ 1,000.00	$ 1,041.17	$ 1.78		$ 1.88
5% annual hypothetical return	1,000.00	1,023.19	1.77		1.87
2010 Fund actual return	1,000.00	1,040.48	1.78		1.93
5% annual hypothetical return	1,000.00	1,023.19	1.77		1.92
2015 Fund actual return	1,000.00	1,038.54	1.78		1.93
5% annual hypothetical return	1,000.00	1,023.19	1.77		1.92
2020 Fund actual return	1,000.00	1,037.40	1.83		1.98
5% annual hypothetical return	1,000.00	1,023.14	1.82		1.97
2025 Fund actual return	1,000.00	1,032.90	1.93		2.08
5% annual hypothetical return	1,000.00	1,023.04	1.92		2.07
2030 Fund actual return	1,000.00	1,028.00	1.97		2.12
5% annual hypothetical return	1,000.00	1,022.99	1.97		2.12
2035 Fund actual return	1,000.00	1,024.65	2.02		2.17
5% annual hypothetical return	1,000.00	1,022.94	2.02		2.17
2040 Fund actual return	1,000.00	1,018.37	2.06		2.21
5% annual hypothetical return	1,000.00	1,022.89	2.07		2.22
2045 Fund actual return	1,000.00	1,013.87	2.11		2.26
5% annual hypothetical return	1,000.00	1,022.84	2.12		2.27
2050 Fund actual return	1,000.00	1,012.48	2.11		2.26
5% annual hypothetical return	1,000.00	1,022.84	2.12		2.27
2055 Fund actual return	1,000.00	1,012.29	2.11		2.26
5% annual hypothetical return	1,000.00	1,022.84	2.12		2.27
2060 Fund actual return	1,000.00	1,011.23	2.11		2.26
5% annual hypothetical return	1,000.00	1,022.84	2.12		2.27
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Retirement Income Fund, 0.35% for the 2010 Fund, 0.35% for the 2015 Fund, 0.36% for the 2020 Fund, 0.38% for the 2025 Fund, 0.39% for the 2030 Fund, 0.40% for the 2035 Fund, 0.41% for the 2040 Fund, 0.42% for the 2045 Fund, 0.42% for the 2050 Fund, 0.42% for the 2055 Fund and 0.42% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses

10	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

(which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.37% for the Retirement Income Fund, 0.38% for the 2010 Fund, 0.38% for the 2015 Fund, 0.39% for the 2020 Fund, 0.41% for the 2025 Fund, 0.42% for the 2030 Fund, 0.43% for the 2035 Fund, 0.44% for the 2040 Fund, 0.45% for the 2045 Fund, 0.45% for the 2050 Fund, 0.45% for the 2055 Fund and 0.45% for the 2060 Fund.

Expense examples

Six months ended May 31, 2019

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Advisor Class	(12/1/18)	(5/31/19)	(12/1/18–5/31/19)		(12/1/18–5/31/19)
Retirement Income Fund actual return	$ 1,000.00	$ 1,040.94	$ 1.93		$ 2.09
5% annual hypothetical return	1,000.00	1,023.04	1.92		2.07
2010 Fund actual return	1,000.00	1,041.14	1.93		2.09
5% annual hypothetical return	1,000.00	1,023.04	1.92		2.07
2015 Fund actual return	1,000.00	1,038.45	1.93		2.08
5% annual hypothetical return	1,000.00	1,023.04	1.92		2.07
2020 Fund actual return	1,000.00	1,036.74	1.78		1.93
5% annual hypothetical return	1,000.00	1,023.19	1.77		1.92
2025 Fund actual return	1,000.00	1,032.41	2.08		2.23
5% annual hypothetical return	1,000.00	1,022.89	2.07		2.22
2030 Fund actual return	1,000.00	1,028.32	2.23		2.38
5% annual hypothetical return	1,000.00	1,022.74	2.22		2.37
2035 Fund actual return	1,000.00	1,023.34	2.17		2.32
5% annual hypothetical return	1,000.00	1,022.79	2.17		2.32
2040 Fund actual return	1,000.00	1,017.96	2.26		2.41
5% annual hypothetical return	1,000.00	1,022.69	2.27		2.42
2045 Fund actual return	1,000.00	1,012.97	2.16		2.31
5% annual hypothetical return	1,000.00	1,022.79	2.17		2.32
2050 Fund actual return	1,000.00	1,013.26	2.16		2.31
5% annual hypothetical return	1,000.00	1,022.79	2.17		2.32
2055 Fund actual return	1,000.00	1,012.23	2.16		2.31
5% annual hypothetical return	1,000.00	1,022.79	2.17		2.32
2060 Fund actual return	1,000.00	1,010.92	2.26		2.41
5% annual hypothetical return	1,000.00	1,022.69	2.27		2.42

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	11

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.38% for the Retirement Income Fund, 0.38% for the 2010 Fund, 0.38% for the 2015 Fund, 0.35% for the 2020 Fund, 0.41% for the 2025 Fund, 0.44% for the 2030 Fund, 0.43% for the 2035 Fund, 0.45% for the 2040 Fund, 0.43% for the 2045 Fund, 0.43% for the 2050 Fund, 0.43% for the 2055 Fund and 0.45% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.41% for the Retirement Income Fund, 0.41% for the 2010 Fund, 0.41% for the 2015 Fund, 0.38% for the 2020 Fund, 0.44% for the 2025 Fund, 0.47% for the 2030 Fund, 0.46% for the 2035 Fund, 0.48% for the 2040 Fund, 0.46% for the 2045 Fund, 0.46% for the 2050 Fund, 0.46% for the 2055 Fund and 0.48% for the 2060 Fund.

12	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

Expense examples

Six months ended May 31, 2019

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(12/1/18)	(5/31/19)	(12/1/18–5/31/19)		(12/1/18–5/31/19)
Retirement Income Fund actual return	$ 1,000.00	$ 1,040.40	$ 2.49		$ 2.65
5% annual hypothetical return	1,000.00	1,022.49	2.47		2.62
2010 Fund actual return	1,000.00	1,039.75	2.54		2.64
5% annual hypothetical return	1,000.00	1,022.44	2.52		2.62
2015 Fund actual return	1,000.00	1,039.05	2.54		2.69
5% annual hypothetical return	1,000.00	1,022.44	2.52		2.67
2020 Fund actual return	1,000.00	1,035.68	2.59		2.74
5% annual hypothetical return	1,000.00	1,022.39	2.57		2.72
2025 Fund actual return	1,000.00	1,032.28	2.69		2.84
5% annual hypothetical return	1,000.00	1,022.29	2.67		2.82
2030 Fund actual return	1,000.00	1,028.32	2.73		2.88
5% annual hypothetical return	1,000.00	1,022.24	2.72		2.87
2035 Fund actual return	1,000.00	1,022.97	2.77		2.93
5% annual hypothetical return	1,000.00	1,022.19	2.77		2.92
2040 Fund actual return	1,000.00	1,016.54	2.82		2.97
5% annual hypothetical return	1,000.00	1,022.14	2.82		2.97
2045 Fund actual return	1,000.00	1,013.06	2.86		3.01
5% annual hypothetical return	1,000.00	1,022.09	2.87		3.02
2050 Fund actual return	1,000.00	1,011.67	2.86		3.01
5% annual hypothetical return	1,000.00	1,022.09	2.87		3.02
2055 Fund actual return	1,000.00	1,011.49	2.86		3.01
5% annual hypothetical return	1,000.00	1,022.09	2.87		3.02
2060 Fund actual return	1,000.00	1,010.73	2.86		3.01
5% annual hypothetical return	1,000.00	1,022.09	2.87		3.02
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.49% for the Retirement Income Fund, 0.50% for the 2010 Fund, 0.50% for the 2015 Fund, 0.51% for the 2020 Fund, 0.53% for the 2025 Fund, 0.54% for the 2030 Fund, 0.55% for the 2035 Fund, 0.56% for the 2040 Fund, 0.57% for the 2045 Fund, 0.57% for the 2050 Fund, 0.57% for the 2055 Fund and 0.57% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	13

Important information about expenses

(which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.52% for the Retirement Income Fund, 0.52% for the 2010 Fund, 0.53% for the 2015 Fund, 0.54% for the 2020 Fund, 0.56% for the 2025 Fund, 0.57% for the 2030 Fund, 0.58% for the 2035 Fund, 0.59% for the 2040 Fund, 0.60% for the 2045 Fund, 0.60% for the 2050 Fund, 0.60% for the 2055 Fund and 0.60% for the 2060 Fund.

Expense examples

Six months ended May 31, 2019

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retirement Class	(12/1/18)	(5/31/19)	(12/1/18–5/31/19)		(12/1/18–5/31/19)
Retirement Income Fund actual return	$ 1,000.00	$ 1,039.92	$ 3.05		$ 3.15
5% annual hypothetical return	1,000.00	1,021.94	3.02		3.13
2010 Fund actual return	1,000.00	1,039.09	3.05		3.15
5% annual hypothetical return	1,000.00	1,021.94	3.02		3.13
2015 Fund actual return	1,000.00	1,038.45	3.05		3.20
5% annual hypothetical return	1,000.00	1,021.94	3.02		3.18
2020 Fund actual return	1,000.00	1,036.28	3.10		3.25
5% annual hypothetical return	1,000.00	1,021.89	3.07		3.23
2025 Fund actual return	1,000.00	1,031.41	3.19		3.34
5% annual hypothetical return	1,000.00	1,021.79	3.18		3.33
2030 Fund actual return	1,000.00	1,026.92	3.23		3.39
5% annual hypothetical return	1,000.00	1,021.74	3.23		3.38
2035 Fund actual return	1,000.00	1,022.24	3.28		3.43
5% annual hypothetical return	1,000.00	1,021.69	3.28		3.43
2040 Fund actual return	1,000.00	1,016.23	3.32		3.47
5% annual hypothetical return	1,000.00	1,021.64	3.33		3.48
2045 Fund actual return	1,000.00	1,012.82	3.36		3.51
5% annual hypothetical return	1,000.00	1,021.59	3.38		3.53
2050 Fund actual return	1,000.00	1,011.42	3.36		3.51
5% annual hypothetical return	1,000.00	1,021.59	3.38		3.53
2055 Fund actual return	1,000.00	1,011.13	3.36		3.51
5% annual hypothetical return	1,000.00	1,021.59	3.38		3.53
2060 Fund actual return	1,000.00	1,010.53	3.36		3.51
5% annual hypothetical return	1,000.00	1,021.59	3.38		3.53

14	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.60% for the Retirement Income Fund, 0.60% for the 2010 Fund, 0.60% for the 2015 Fund, 0.61% for the 2020 Fund, 0.63% for the 2025 Fund, 0.64% for the 2030 Fund, 0.65% for the 2035 Fund, 0.66% for the 2040 Fund, 0.67% for the 2045 Fund, 0.67% for the 2050 Fund, 0.67% for the 2055 Fund and 0.67% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.62% for the Retirement Income Fund, 0.62% for the 2010 Fund, 0.63% for the 2015 Fund, 0.64% for the 2020 Fund, 0.66% for the 2025 Fund, 0.67% for the 2030 Fund, 0.68% for the 2035 Fund, 0.69% for the 2040 Fund, 0.70% for the 2045 Fund, 0.70% for the 2050 Fund, 0.70% for the 2055 Fund and 0.70% for the 2060 Fund.

Expense examples

Six months ended May 31, 2019

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retail Class	(12/1/18)	(5/31/19)	(12/1/18–5/31/19)		(12/1/18–5/31/19)
Retirement Income Fund actual return	$ 1,000.00	$ 1,039.90	$ 3.05		$ 3.15
5% annual hypothetical return	1,000.00	1,021.94	3.02		3.13
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.60% for the Retirement Income Fund.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.62% for the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	15

Investment results of the Lifecycle Funds

Performance for the twelve months ended May 31, 2019

Five of the twelve TIAA-CREF Lifecycle Funds delivered positive returns, but all underperformed their respective composite benchmarks. Returns for the Retirement Class ranged from –3.41% for the Lifecycle 2060 Fund to 2.23% for the Retirement Income Fund. The performance tables show returns for all share classes of the funds.

The margin of underperformance of individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 3.47 percentage points for the 2060 Fund to 1.24 percentage points for the Retirement Income Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

U.S. economy continued to grow, pushing domestic stocks and bonds higher

The U.S. economic expansion continued over the twelve-month period while the unemployment rate touched its lowest level in nearly a half century and inflation remained modest. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 3.4% and 2.2% in the third and fourth quarters of 2018, respectively. Annualized GDP grew by 3.1% in the first quarter of 2019, according to the government’s “second” estimate. Unemployment remained at 3.6% in May, its lowest rate since December 1969. Core inflation, which includes all items except food and energy, rose 2.0% for the twelve months ended May 31, 2019.

The Federal Reserve raised the federal funds target rate three times during the period—in June, September and December 2018—boosting the key short-term interest-rate measure to 2.25%–2.50%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 2.50%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –7.14% in U.S.-dollar terms.

U.S. investment-grade bonds performed well amid a decline in long-term rates and an increase in short-term rates. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 6.40% during the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, rose 3.70%.

16	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Funds turned in mixed results amid challenging stock markets

The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors.

For the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were generally bolstered by the solid advances in all fixed-income categories but were hurt by the volatility in international stocks and some U.S. equities. The Bond Fund and the Bond Plus Fund produced the best absolute returns among fixed-income investments. The Large-Cap Growth Fund and the Quant Large-Cap Growth Fund were the best performers in the domestic equity category. All international equity funds recorded losses during the period. Within this category, the International Equity Fund had the largest loss.

International and U.S. equity funds influenced relative performance most

Each Lifecycle Fund underperformed its composite benchmark, primarily due to the performance of several underlying TIAA-CREF Funds that invest in stocks. Among equity funds, the Large-Cap Value Fund and the International Equity Fund detracted most from relative performance. The Growth & Income Fund, Quant Large-Cap Growth Fund and Quant Large-Cap Value Fund also had negative impacts on relative performance.

Those setbacks were offset in part by relative outperformance from the Quant Small-Cap Equity Fund and the Quant Small/Mid-Cap Equity Fund. In the fixed-income category, the Bond Fund narrowly outperformed its benchmark and made a positive contribution to relative performance.

Lifecycle Funds with larger fixed-income allocations were more likely to post gains for the period. For example, the Retirement Income Fund, which invests about 60% of its portfolio in fixed-income funds, returned 2.23%. The 2010, 2015, 2020 and 2025 Funds, all of which invest at least 39% of their portfolios in fixed-income securities, recorded positive returns. By contrast, the 2060 Fund, which invests 1% of its assets in fixed income, had the largest decline for the period. (Performance of the Lifecycle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	17

Lifecycle Retirement Income Fund

Performance as of May 31, 2019
Lifecycle Retirement Income Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	2.48%	4.38%		7.13%		0.52%	0.37%
Advisor Class	12/4/15	2.43	4.29	†	6.94	†	0.60	0.45
Premier Class	9/30/09	2.33	4.23		6.96	†	0.67	0.52
Retirement Class	11/30/07	2.23	4.13		6.86		0.77	0.62
Retail Class	11/30/07	2.14	4.13		6.88		0.80	0.62
Lifecycle Retirement Income Fund Composite Index‡	—	3.47	4.24		6.88		—	—
Broad market index
S&P Target Date Retirement Income Index	—	2.95	3.49		5.74		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	23.81	24.50
International equity	10.52	10.50
Fixed income
Fixed income	39.65	40.00
Short-term fixed income	11.10	10.00
Inflation-protected assets	10.16	10.00
Direct real estate	4.60	5.00
Other assets & liabilities, net	0.16	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	19

Lifecycle 2010 Fund

Performance as of May 31, 2019
Lifecycle 2010 Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	2.26%	4.57%		7.75%		0.49%	0.37%
Advisor Class	12/4/15	2.33	4.49	†	7.58	†	0.57	0.45
Premier Class	9/30/09	2.10	4.42		7.59	†	0.64	0.52
Retirement Class	10/15/04	2.01	4.32		7.49		0.74	0.62
Lifecycle 2010 Fund Composite Index‡	—	3.42	4.45		7.51		—	—
Broad market index
S&P Target Date 2010 Index	—	2.69	3.90		6.66		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle 2010 Fund Composite Index consisted of: 39.8% Bloomberg Barclays U.S. Aggregate Bond Index; 28.7% Russell 3000® Index; 12.3% MSCI All Country World Index ex USA Investable Market Index; 9.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 9.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	24.55	25.20
International equity	10.84	10.80
Fixed income
Fixed income	39.49	39.80
Short-term fixed income	10.65	9.60
Inflation-protected assets	9.72	9.60
Direct real estate	4.60	5.00
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	21

Lifecycle 2015 Fund

Performance as of May 31, 2019
Lifecycle 2015 Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	1.89%	4.82%		8.26%		0.50%	0.38%
Advisor Class	12/4/15	1.88	4.72	†	8.08	†	0.58	0.46
Premier Class	9/30/09	1.83	4.66		8.10	†	0.65	0.53
Retirement Class	10/15/04	1.74	4.57		8.00		0.75	0.63
Lifecycle 2015 Fund Composite Index‡	—	3.19	4.72		8.06		—	—
Broad market index
S&P Target Date 2015 Index	—	2.34	4.31		7.52		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle 2015 Fund Composite Index consisted of: 38.8% Bloomberg Barclays U.S. Aggregate Bond Index; 32.2% Russell 3000® Index; 13.8% MSCI All Country World Index ex USA Investable Market Index; 7.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 7.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	28.03	28.70
International equity	12.33	12.30
Fixed income
Fixed income	38.51	38.80
Short-term fixed income	8.65	7.60
Inflation-protected assets	7.70	7.60
Direct real estate	4.60	5.00
Other assets & liabilities, net	0.18	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	23

Lifecycle 2020 Fund

Performance as of May 31, 2019

Lifecycle 2020 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	1.45%	5.13%		8.86%		0.50%	0.39%
Advisor Class	12/4/15	1.39	5.04	†	8.68	†	0.58	0.47
Premier Class	9/30/09	1.27	4.97		8.71	†	0.65	0.54
Retirement Class	10/15/04	1.18	4.88		8.60		0.75	0.64
Lifecycle 2020 Fund Composite Index‡	—	2.90	5.07		8.71		—	—
Broad market index
S&P Target Date 2020 Index	—	1.98	4.67		8.25		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle 2020 Fund Composite Index consisted of: 37.1% Bloomberg Barclays U.S. Aggregate Bond Index; 36.2% Russell 3000® Index; 15.5% MSCI All Country World Index ex USA Investable Market Index; 5.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 5.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	32.11	32.76
International equity	14.10	14.04
Fixed income
Fixed income	36.67	37.00
Short-term fixed income	6.63	5.60
Inflation-protected assets	5.67	5.60
Direct real estate	4.61	5.00
Other assets & liabilities, net	0.21	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	25

Lifecycle 2025 Fund

Performance as of May 31, 2019

Lifecycle 2025 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	0.58%	5.43%		9.45%		0.52%	0.41%
Advisor Class	12/4/15	0.53	5.31	†	9.24	†	0.60	0.49
Premier Class	9/30/09	0.51	5.28		9.27	†	0.67	0.56
Retirement Class	10/15/04	0.33	5.16		9.16		0.77	0.66
Lifecycle 2025 Fund Composite Index‡	—	2.44	5.45		9.36		—	—
Broad market index
S&P Target Date 2025 Index	—	1.35	4.97		8.86		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle 2025 Fund Composite Index consisted of: 41.8% Russell 3000® Index; 33.1% Bloomberg Barclays U.S. Aggregate Bond Index; 17.9% MSCI All Country World Index ex USA Investable Market Index; 3.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 3.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	38.32	39.06
International equity	16.79	16.74
Fixed income
Fixed income	31.79	32.00
Short-term fixed income	4.62	3.60
Inflation-protected assets	3.64	3.60
Direct real estate	4.61	5.00
Other assets & liabilities, net	0.23	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	27

Lifecycle 2030 Fund

Performance as of May 31, 2019

Lifecycle 2030 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	–0.25%	5.72%		9.98%		0.53%	0.42%
Advisor Class	12/4/15	–0.32	5.60	†	9.78	†	0.61	0.50
Premier Class	9/30/09	–0.33	5.56		9.81	†	0.68	0.57
Retirement Class	10/15/04	–0.54	5.45		9.70		0.78	0.67
Lifecycle 2030 Fund Composite Index‡	—	1.97	5.82		10.00		—	—
Broad market index
S&P Target Date 2030 Index	—	0.63	5.25		9.37		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle 2030 Fund Composite Index consisted of: 47.4% Russell 3000® Index; 29.1% Bloomberg Barclays U.S. Aggregate Bond Index; 20.3% MSCI All Country World Index ex USA Investable Market Index; 1.6% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 1.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	44.64	45.36
International equity	19.51	19.44
Fixed income
Fixed income	26.87	27.00
Short-term fixed income	2.59	1.60
Inflation-protected assets	1.60	1.60
Direct real estate	4.61	5.00
Other assets & liabilities, net	0.18	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	29

Lifecycle 2035 Fund

Performance as of May 31, 2019

Lifecycle 2035 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	–1.08%	5.95%		10.46%		0.54%	0.43%
Advisor Class	12/4/15	–1.11	5.85	†	10.26	†	0.62	0.51
Premier Class	9/30/09	–1.25	5.79		10.29	†	0.69	0.58
Retirement Class	10/15/04	–1.37	5.68		10.17		0.79	0.68
Lifecycle 2035 Fund Composite Index‡	—	1.45	6.14		10.57		—	—
Broad market index
S&P Target Date 2035 Index	—	–0.10	5.52		9.80		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle 2035 Fund Composite Index consisted of: 53.0% Russell 3000® Index; 24.3% Bloomberg Barclays U.S. Aggregate Bond Index; and 22.7% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	50.92	51.66
International equity	22.23	22.14
Fixed income	22.01	21.20
Direct real estate	4.62	5.00
Other assets & liabilities, net	0.22	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	31

Lifecycle 2040 Fund

Performance as of May 31, 2019

Lifecycle 2040 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	–2.09%	6.16%		10.69%		0.55%	0.44%
Advisor Class	12/4/15	–2.13	6.04	†	10.49	†	0.63	0.52
Premier Class	9/30/09	–2.28	5.99		10.52	†	0.70	0.59
Retirement Class	10/15/04	–2.37	5.88		10.41		0.80	0.69
Lifecycle 2040 Fund Composite Index‡	—	0.84	6.43		10.89		—	—
Broad market index
S&P Target Date 2040 Index	—	–0.55	5.70		10.09		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle 2040 Fund Composite Index consisted of: 58.6% Russell 3000® Index; 25.1% MSCI All Country World Index ex USA Investable Market Index; and 16.3% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	57.29	57.96
International equity	24.99	24.84
Fixed income	12.88	12.20
Direct real estate	4.63	5.00
Other assets & liabilities, net	0.21	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	33

Lifecycle 2045 Fund

Performance as of May 31, 2019

Lifecycle 2045 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	–2.79%	6.23%		10.72%		0.56%	0.45%
Advisor Class	12/4/15	–2.79	6.11	†	10.51	†	0.64	0.53
Premier Class	9/30/09	–2.96	6.05		10.54	†	0.71	0.60
Retirement Class	11/30/07	–3.00	5.95		10.43		0.81	0.70
Lifecycle 2045 Fund Composite Index‡	—	0.35	6.56		10.95		—	—
Broad market index
S&P Target Date 2045 Index	—	–0.86	5.81		10.28		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Retirement Class.
‡

As of the close of business on May 31, 2019, the Lifecycle 2045 Fund Composite Index consisted of: 63.2% Russell 3000® Index; 27.1% MSCI All Country World Index ex USA Investable Market Index; and 9.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	62.45	63.18
International equity	27.23	27.07
Fixed income	5.46	4.75
Direct real estate	4.63	5.00
Other assets & liabilities, net	0.23	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	35

Lifecycle 2050 Fund

Performance as of May 31, 2019

Lifecycle 2050 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	–2.97%	6.27%		10.74%		0.57%	0.45%
Advisor Class	12/4/15	–2.90	6.17	†	10.56	†	0.65	0.53
Premier Class	9/30/09	–3.07	6.11		10.57	†	0.72	0.60
Retirement Class	11/30/07	–3.19	6.00		10.47		0.82	0.70
Lifecycle 2050 Fund Composite Index‡	—	0.26	6.63		10.99		—	—
Broad market index
S&P Target Date 2050 Index	—	–1.08	5.93		10.43		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle 2050 Fund Composite Index consisted of: 64.0% Russell 3000® Index; 27.5% MSCI All Country World Index ex USA Investable Market Index; and 8.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

36	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

$10,000 over 10 years

Retirement Class

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	63.30	64.05
International equity	27.60	27.45
Fixed income	4.16	3.50
Direct real estate	4.63	5.00
Other assets & liabilities, net	0.31	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	37

Lifecycle 2055 Fund

Performance as of May 31, 2019

Lifecycle 2055 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	4/29/11	–3.04%	6.32%		7.76%		0.59%	0.45%
Advisor Class	12/4/15	–3.05	6.23	†	7.60	†	0.67	0.53
Premier Class	4/29/11	–3.14	6.17		7.60		0.74	0.60
Retirement Class	4/29/11	–3.24	6.06		7.49		0.84	0.70
Lifecycle 2055 Fund Composite Index‡	—	0.16	6.70		8.21§		—	—
Broad market index
S&P Target Date 2055 Index	—	–1.14	5.99		7.54§		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle 2055 Fund Composite Index consisted of: 65.0% Russell 3000® Index; 27.8% MSCI All Country World Index ex USA Investable Market Index; and 7.2% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception April 29, 2011)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	64.19	64.93
International equity	27.97	27.82
Fixed income	2.88	2.25
Direct real estate	4.62	5.00
Other assets & liabilities, net	0.34	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	39

Lifecycle 2060 Fund

Performance as of May 31, 2019

Lifecycle 2060 Fund		Total Return	Average annual total return		Annual operating expenses*#
	Inception date	1 year	since inception		gross	net
Institutional Class	9/26/14	–3.17%	6.66%		0.79%	0.45%
Advisor Class	12/4/15	–3.20	6.58	†	0.87	0.53
Premier Class	9/26/14	–3.31	6.50		0.94	0.60
Retirement Class	9/26/14	–3.41	6.41		1.04	0.70
Lifecycle 2060 Fund Composite Index‡	—	0.06	6.97§		—	—
Broad market index
S&P Target Date 2060+ Index	—	–1.08	6.41§		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle 2060 Fund Composite Index consisted of: 65.8% Russell 3000® Index; 28.2% MSCI All Country World Index ex USA Investable Market Index; and 6.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

40	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 26, 2014)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	65.05	65.80
International equity	28.27	28.20
Fixed income	1.59	1.00
Direct real estate	4.59	5.00
Other assets & liabilities, net	0.50	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	41

Portfolio of investments

Lifecycle Retirement Income Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.6%
2,078,963	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/30/19; cost $22,074,170)		$23,908,073	4.6%
		TOTAL DIRECT REAL ESTATE		23,908,073	4.6
FIXED INCOME—39.6%
10,162,248		TIAA-CREF Bond Fund		105,890,622	20.4
6,572,364		TIAA-CREF Bond Plus Fund		68,746,930	13.2
1,151,674		TIAA-CREF Emerging Markets Debt Fund		11,251,857	2.2
959,138		TIAA-CREF High-Yield Fund		9,130,990	1.7
1,091,510		TIAA-CREF International Bond Fund		11,013,339	2.1
		TOTAL FIXED INCOME		206,033,738	39.6
INFLATION-PROTECTED ASSETS—10.2%
4,603,830		TIAA-CREF Inflation-Linked Bond Fund		52,805,928	10.2
		TOTAL INFLATION-PROTECTED ASSETS		52,805,928	10.2
INTERNATIONAL EQUITY—10.5%
939,719		TIAA-CREF Emerging Markets Equity Fund		9,961,018	1.9
1,158,750		TIAA-CREF International Equity Fund		11,645,440	2.3
933,614		TIAA-CREF International Opportunities Fund		11,614,161	2.2
2,052,125		TIAA-CREF Quant International Equity Fund		14,118,618	2.7
764,291		TIAA-CREF Quant International Small-Cap Equity Fund		7,298,983	1.4
		TOTAL INTERNATIONAL EQUITY		54,638,220	10.5
SHORT-TERM FIXED INCOME—11.1%
5,583,486		TIAA-CREF Short-Term Bond Fund		57,677,408	11.1
		TOTAL SHORT-TERM FIXED INCOME		57,677,408	11.1
U.S. EQUITY—23.8%
1,927,907		TIAA-CREF Growth & Income Fund		26,180,974	5.0
1,181,841		TIAA-CREF Large-Cap Growth Fund		23,565,901	4.5
1,428,497		TIAA-CREF Large-Cap Value Fund		22,713,101	4.4
1,539,951		TIAA-CREF Quant Large-Cap Growth Fund		20,650,743	4.0
2,107,013		TIAA-CREF Quant Large-Cap Value Fund		19,869,136	3.8
366,409		TIAA-CREF Quant Small-Cap Equity Fund		5,712,313	1.1
439,496		TIAA-CREF Quant Small/Mid-Cap Equity Fund		4,992,671	1.0
		TOTAL U.S. EQUITY		123,684,839	23.8
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $483,373,228)	518,748,206	99.8

		TOTAL PORTFOLIO	(Cost $483,373,228)	518,748,206	99.8
		OTHER ASSETS & LIABILITIES, NET		820,242	0.2
		NET ASSETS		$519,568,448	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $23,908,073 or 4.6% of net assets.

42	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2010 Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—4.6%
4,658,164	[b]	TIAA-CREF Real Property Fund LP (purchased 7/01/16–5/30/19; cost $49,134,237)		$53,568,892	4.6%
		TOTAL DIRECT REAL ESTATE		53,568,892	4.6
FIXED INCOME—39.5%
22,660,356		TIAA-CREF Bond Fund		236,120,914	20.3
14,662,585		TIAA-CREF Bond Plus Fund		153,370,643	13.2
2,575,280		TIAA-CREF Emerging Markets Debt Fund		25,160,490	2.2
2,132,729		TIAA-CREF High-Yield Fund		20,303,579	1.7
2,434,411		TIAA-CREF International Bond Fund		24,563,203	2.1
		TOTAL FIXED INCOME		459,518,829	39.5
INFLATION-PROTECTED ASSETS—9.7%
9,858,228		TIAA-CREF Inflation-Linked Bond Fund		113,073,880	9.7
		TOTAL INFLATION-PROTECTED ASSETS		113,073,880	9.7
INTERNATIONAL EQUITY—10.8%
2,157,693		TIAA-CREF Emerging Markets Equity Fund		22,871,541	2.0
2,683,881		TIAA-CREF International Equity Fund		26,973,001	2.3
2,170,023		TIAA-CREF International Opportunities Fund		26,995,087	2.3
4,717,786		TIAA-CREF Quant International Equity Fund		32,458,365	2.8
1,764,669		TIAA-CREF Quant International Small-Cap Equity Fund		16,852,585	1.4
		TOTAL INTERNATIONAL EQUITY		126,150,579	10.8
SHORT-TERM FIXED INCOME—10.7%
11,995,823		TIAA-CREF Short-Term Bond Fund		123,916,855	10.7
		TOTAL SHORT-TERM FIXED INCOME		123,916,855	10.7
U.S. EQUITY—24.6%
4,450,953		TIAA-CREF Growth & Income Fund		60,443,942	5.2
2,733,134		TIAA-CREF Large-Cap Growth Fund		54,498,696	4.7
3,298,578		TIAA-CREF Large-Cap Value Fund		52,447,392	4.5
3,553,730		TIAA-CREF Quant Large-Cap Growth Fund		47,655,516	4.1
4,864,775		TIAA-CREF Quant Large-Cap Value Fund		45,874,828	4.0
849,281		TIAA-CREF Quant Small-Cap Equity Fund		13,240,295	1.1
1,016,322		TIAA-CREF Quant Small/Mid-Cap Equity Fund		11,545,421	1.0
		TOTAL U.S. EQUITY		285,706,090	24.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,028,249,353)	1,161,935,125	99.9

		TOTAL PORTFOLIO	(Cost $1,028,249,353)	1,161,935,125	99.9
		OTHER ASSETS & LIABILITIES, NET		1,710,268	0.1
		NET ASSETS		$1,163,645,393	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $53,568,892 or 4.6% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	43

Portfolio of investments

Lifecycle 2015 Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.6%
7,141,542	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–5/30/19; cost $75,878,172)		$82,127,737	4.6%
		TOTAL DIRECT REAL ESTATE		82,127,737	4.6
FIXED INCOME—38.5%
33,855,665		TIAA-CREF Bond Fund		352,776,031	19.8
21,928,464		TIAA-CREF Bond Plus Fund		229,371,732	12.9
3,868,302		TIAA-CREF Emerging Markets Debt Fund		37,793,311	2.1
3,161,507		TIAA-CREF High-Yield Fund		30,097,550	1.7
3,641,776		TIAA-CREF International Bond Fund		36,745,515	2.0
		TOTAL FIXED INCOME		686,784,139	38.5
INFLATION-PROTECTED ASSETS—7.7%
11,969,418		TIAA-CREF Inflation-Linked Bond Fund		137,289,219	7.7
		TOTAL INFLATION-PROTECTED ASSETS		137,289,219	7.7
INTERNATIONAL EQUITY—12.3%
3,737,068		TIAA-CREF Emerging Markets Equity Fund		39,612,917	2.2
4,676,146		TIAA-CREF International Equity Fund		46,995,264	2.6
3,773,708		TIAA-CREF International Opportunities Fund		46,944,931	2.6
8,274,968		TIAA-CREF Quant International Equity Fund		56,931,781	3.2
3,088,461		TIAA-CREF Quant International Small-Cap Equity Fund		29,494,798	1.7
		TOTAL INTERNATIONAL EQUITY		219,979,691	12.3
SHORT-TERM FIXED INCOME—8.7%
14,931,701		TIAA-CREF Short-Term Bond Fund		154,244,474	8.7
		TOTAL SHORT-TERM FIXED INCOME		154,244,474	8.7
U.S. EQUITY—28.0%
7,791,467		TIAA-CREF Growth & Income Fund		105,808,118	5.9
4,771,281		TIAA-CREF Large-Cap Growth Fund		95,139,344	5.3
5,761,116		TIAA-CREF Large-Cap Value Fund		91,601,740	5.2
6,221,352		TIAA-CREF Quant Large-Cap Growth Fund		83,428,337	4.7
8,510,582		TIAA-CREF Quant Large-Cap Value Fund		80,254,788	4.5
1,506,888		TIAA-CREF Quant Small-Cap Equity Fund		23,492,377	1.3
1,774,155		TIAA-CREF Quant Small/Mid-Cap Equity Fund		20,154,403	1.1
		TOTAL U.S. EQUITY		499,879,107	28.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,759,810,843)	1,780,304,367	99.8

		TOTAL PORTFOLIO	(Cost $1,759,810,843)	1,780,304,367	99.8
		OTHER ASSETS & LIABILITIES, NET		3,235,918	0.2
		NET ASSETS		$1,783,540,285	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $82,127,737 or 4.6% of net assets.

44	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2020 Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.6%
14,751,013	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–5/30/19; cost $156,959,707)		$169,636,653	4.6%
		TOTAL DIRECT REAL ESTATE		169,636,653	4.6
FIXED INCOME—36.7%
66,494,082		TIAA-CREF Bond Fund		692,868,334	18.8
43,146,327		TIAA-CREF Bond Plus Fund		451,310,582	12.3
7,651,464		TIAA-CREF Emerging Markets Debt Fund		74,754,805	2.0
6,178,923		TIAA-CREF High-Yield Fund		58,823,345	1.6
7,173,225		TIAA-CREF International Bond Fund		72,377,842	2.0
		TOTAL FIXED INCOME		1,350,134,908	36.7
INFLATION-PROTECTED ASSETS—5.7%
18,197,375		TIAA-CREF Inflation-Linked Bond Fund		208,723,890	5.7
		TOTAL INFLATION-PROTECTED ASSETS		208,723,890	5.7
INTERNATIONAL EQUITY—14.1%
8,738,983		TIAA-CREF Emerging Markets Equity Fund		92,633,223	2.5
11,045,083		TIAA-CREF International Equity Fund		111,003,080	3.0
8,963,667		TIAA-CREF International Opportunities Fund		111,508,011	3.0
19,542,576		TIAA-CREF Quant International Equity Fund		134,452,925	3.7
7,280,918		TIAA-CREF Quant International Small-Cap Equity Fund		69,532,763	1.9
		TOTAL INTERNATIONAL EQUITY		519,130,002	14.1
SHORT-TERM FIXED INCOME—6.6%
23,641,747		TIAA-CREF Short-Term Bond Fund		244,219,245	6.6
		TOTAL SHORT-TERM FIXED INCOME		244,219,245	6.6
U.S. EQUITY—32.1%
18,397,452		TIAA-CREF Growth & Income Fund		249,837,395	6.8
11,290,016		TIAA-CREF Large-Cap Growth Fund		225,122,913	6.1
13,626,430		TIAA-CREF Large-Cap Value Fund		216,660,239	5.9
14,690,766		TIAA-CREF Quant Large-Cap Growth Fund		197,003,175	5.4
20,090,462		TIAA-CREF Quant Large-Cap Value Fund		189,453,052	5.1
3,608,378		TIAA-CREF Quant Small-Cap Equity Fund		56,254,605	1.5
4,192,251		TIAA-CREF Quant Small/Mid-Cap Equity Fund		47,623,974	1.3
		TOTAL U.S. EQUITY		1,181,955,353	32.1
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,604,488,026)	3,673,800,051	99.8

		TOTAL PORTFOLIO	(Cost $3,604,488,026)	3,673,800,051	99.8
		OTHER ASSETS & LIABILITIES, NET		7,619,225	0.2
		NET ASSETS		$3,681,419,276	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $169,636,653 or 4.6% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	45

Portfolio of investments

Lifecycle 2025 Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.6%
17,667,914	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/30/19; cost $188,000,907)		$203,181,012	4.6%
		TOTAL DIRECT REAL ESTATE		203,181,012	4.6
FIXED INCOME—31.8%
68,681,769		TIAA-CREF Bond Fund		715,664,034	16.2
44,948,653		TIAA-CREF Bond Plus Fund		470,162,915	10.7
8,118,506		TIAA-CREF Emerging Markets Debt Fund		79,317,805	1.8
6,310,982		TIAA-CREF High-Yield Fund		60,080,548	1.4
7,472,538		TIAA-CREF International Bond Fund		75,397,909	1.7
		TOTAL FIXED INCOME		1,400,623,211	31.8
INFLATION-PROTECTED ASSETS—3.7%
13,976,859		TIAA-CREF Inflation-Linked Bond Fund		160,314,572	3.7
		TOTAL INFLATION-PROTECTED ASSETS		160,314,572	3.7
INTERNATIONAL EQUITY—16.8%
12,353,444		TIAA-CREF Emerging Markets Equity Fund		130,946,509	3.0
15,795,874		TIAA-CREF International Equity Fund		158,748,533	3.6
12,803,154		TIAA-CREF International Opportunities Fund		159,271,236	3.6
27,871,741		TIAA-CREF Quant International Equity Fund		191,757,575	4.4
10,382,681		TIAA-CREF Quant International Small-Cap Equity Fund		99,154,602	2.2
		TOTAL INTERNATIONAL EQUITY		739,878,455	16.8
SHORT-TERM FIXED INCOME—4.6%
19,706,890		TIAA-CREF Short-Term Bond Fund		203,572,171	4.6
		TOTAL SHORT-TERM FIXED INCOME		203,572,171	4.6
U.S. EQUITY—38.3%
26,268,249		TIAA-CREF Growth & Income Fund		356,722,827	8.1
16,118,296		TIAA-CREF Large-Cap Growth Fund		321,398,813	7.3
19,457,186		TIAA-CREF Large-Cap Value Fund		309,369,263	7.0
20,972,901		TIAA-CREF Quant Large-Cap Growth Fund		281,246,597	6.4
28,669,924		TIAA-CREF Quant Large-Cap Value Fund		270,357,385	6.1
5,238,495		TIAA-CREF Quant Small-Cap Equity Fund		81,668,135	1.9
5,987,176		TIAA-CREF Quant Small/Mid-Cap Equity Fund		68,014,316	1.5
		TOTAL U.S. EQUITY		1,688,777,336	38.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,291,526,283)	4,396,346,757	99.8

		TOTAL PORTFOLIO	(Cost $4,291,526,283)	4,396,346,757	99.8
		OTHER ASSETS & LIABILITIES, NET		9,971,238	0.2
		NET ASSETS		$4,406,317,995	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $203,181,012 or 4.6% of net assets.

46	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2030 Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.6%
17,502,650	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/30/19; cost $186,007,879)		$201,280,472	4.6%
		TOTAL DIRECT REAL ESTATE		201,280,472	4.6
FIXED INCOME—26.9%
57,164,091		TIAA-CREF Bond Fund		595,649,825	13.7
37,830,248		TIAA-CREF Bond Plus Fund		395,704,395	9.1
7,005,405		TIAA-CREF Emerging Markets Debt Fund		68,442,805	1.6
5,140,203		TIAA-CREF High-Yield Fund		48,934,733	1.1
6,288,490		TIAA-CREF International Bond Fund		63,450,861	1.4
		TOTAL FIXED INCOME		1,172,182,619	26.9
INFLATION-PROTECTED ASSETS—1.6%
6,068,440		TIAA-CREF Inflation-Linked Bond Fund		69,605,002	1.6
		TOTAL INFLATION-PROTECTED ASSETS		69,605,002	1.6
INTERNATIONAL EQUITY—19.5%
14,130,595		TIAA-CREF Emerging Markets Equity Fund		149,784,311	3.4
18,225,192		TIAA-CREF International Equity Fund		183,163,178	4.2
14,713,829		TIAA-CREF International Opportunities Fund		183,040,033	4.2
32,101,583		TIAA-CREF Quant International Equity Fund		220,858,894	5.1
11,956,772		TIAA-CREF Quant International Small-Cap Equity Fund		114,187,173	2.6
		TOTAL INTERNATIONAL EQUITY		851,033,589	19.5
SHORT-TERM FIXED INCOME—2.6%
10,944,203		TIAA-CREF Short-Term Bond Fund		113,053,616	2.6
		TOTAL SHORT-TERM FIXED INCOME		113,053,616	2.6
U.S. EQUITY—44.6%
30,255,147		TIAA-CREF Growth & Income Fund		410,864,892	9.4
18,546,225		TIAA-CREF Large-Cap Growth Fund		369,811,726	8.5
22,434,905		TIAA-CREF Large-Cap Value Fund		356,714,991	8.2
24,147,914		TIAA-CREF Quant Large-Cap Growth Fund		323,823,521	7.4
32,995,422		TIAA-CREF Quant Large-Cap Value Fund		311,146,832	7.1
6,137,713		TIAA-CREF Quant Small-Cap Equity Fund		95,686,946	2.2
6,905,560		TIAA-CREF Quant Small/Mid-Cap Equity Fund		78,447,157	1.8
		TOTAL U.S. EQUITY		1,946,496,065	44.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,224,423,806)	4,353,651,363	99.8

		TOTAL PORTFOLIO	(Cost $4,224,423,806)	4,353,651,363	99.8
		OTHER ASSETS & LIABILITIES, NET		8,040,062	0.2
		NET ASSETS		$4,361,691,425	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $201,280,472 or 4.6% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	47

Portfolio of investments

Lifecycle 2035 Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.6%
17,620,784	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–4/01/19; cost $187,246,876)		$202,639,020	4.6%
		TOTAL DIRECT REAL ESTATE		202,639,020	4.6
FIXED INCOME—22.0%
48,760,173		TIAA-CREF Bond Fund		508,081,007	11.6
30,019,458		TIAA-CREF Bond Plus Fund		314,003,535	7.2
5,796,336		TIAA-CREF Emerging Markets Debt Fund		56,630,202	1.3
3,829,092		TIAA-CREF High-Yield Fund		36,452,956	0.8
4,990,402		TIAA-CREF International Bond Fund		50,353,155	1.1
		TOTAL FIXED INCOME		965,520,855	22.0
INTERNATIONAL EQUITY—22.3%
16,131,100		TIAA-CREF Emerging Markets Equity Fund		170,989,659	3.9
20,914,443		TIAA-CREF International Equity Fund		210,190,152	4.8
16,885,794		TIAA-CREF International Opportunities Fund		210,059,275	4.8
36,816,548		TIAA-CREF Quant International Equity Fund		253,297,849	5.8
13,701,294		TIAA-CREF Quant International Small-Cap Equity Fund		130,847,354	3.0
		TOTAL INTERNATIONAL EQUITY		975,384,289	22.3
U.S. EQUITY—50.9%
34,690,850		TIAA-CREF Growth & Income Fund		471,101,748	10.7
21,290,855		TIAA-CREF Large-Cap Growth Fund		424,539,646	9.7
25,704,296		TIAA-CREF Large-Cap Value Fund		408,698,300	9.3
27,694,985		TIAA-CREF Quant Large-Cap Growth Fund		371,389,752	8.5
37,853,261		TIAA-CREF Quant Large-Cap Value Fund		356,956,250	8.1
7,092,809		TIAA-CREF Quant Small-Cap Equity Fund		110,576,898	2.5
7,936,862		TIAA-CREF Quant Small/Mid-Cap Equity Fund		90,162,754	2.1
		TOTAL U.S. EQUITY		2,233,425,348	50.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,210,446,195)	4,376,969,512	99.8

		TOTAL PORTFOLIO	(Cost $4,210,446,195)	4,376,969,512	99.8
		OTHER ASSETS & LIABILITIES, NET		9,755,177	0.2
		NET ASSETS		$4,386,724,689	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $202,639,020 or 4.6% of net assets.

48	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2040 Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.6%
20,930,363	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–12/21/18; cost $222,217,961)		$240,699,170	4.6%
		TOTAL DIRECT REAL ESTATE		240,699,170	4.6
FIXED INCOME—12.9%
33,832,714		TIAA-CREF Bond Fund		352,536,884	6.8
20,806,058		TIAA-CREF Bond Plus Fund		217,631,366	4.2
4,588,253		TIAA-CREF Emerging Markets Debt Fund		44,827,227	0.8
2,081,203		TIAA-CREF High-Yield Fund		19,813,057	0.4
3,464,045		TIAA-CREF International Bond Fund		34,952,213	0.7
		TOTAL FIXED INCOME		669,760,747	12.9
INTERNATIONAL EQUITY—25.0%
21,437,541		TIAA-CREF Emerging Markets Equity Fund		227,237,935	4.4
27,891,142		TIAA-CREF International Equity Fund		280,305,976	5.4
22,523,740		TIAA-CREF International Opportunities Fund		280,195,324	5.4
49,113,269		TIAA-CREF Quant International Equity Fund		337,899,291	6.5
18,267,554		TIAA-CREF Quant International Small-Cap Equity Fund		174,455,141	3.3
		TOTAL INTERNATIONAL EQUITY		1,300,093,667	25.0
U.S. EQUITY—57.3%
46,273,784		TIAA-CREF Growth & Income Fund		628,397,984	12.1
28,398,553		TIAA-CREF Large-Cap Growth Fund		566,267,143	10.9
34,285,326		TIAA-CREF Large-Cap Value Fund		545,136,676	10.5
36,933,563		TIAA-CREF Quant Large-Cap Growth Fund		495,279,081	9.5
50,520,741		TIAA-CREF Quant Large-Cap Value Fund		476,410,587	9.2
9,508,373		TIAA-CREF Quant Small-Cap Equity Fund		148,235,538	2.8
10,572,473		TIAA-CREF Quant Small/Mid-Cap Equity Fund		120,103,291	2.3
		TOTAL U.S. EQUITY		2,979,830,300	57.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,956,307,556)	5,190,383,884	99.8

		TOTAL PORTFOLIO	(Cost $4,956,307,556)	5,190,383,884	99.8
		OTHER ASSETS & LIABILITIES, NET		11,035,399	0.2
		NET ASSETS		$5,201,419,283	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $240,699,170 or 4.6% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	49

Portfolio of investments

Lifecycle 2045 Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—4.6%
11,871,239	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–4/17/19; cost $126,682,118)		$136,519,247	4.6%
		TOTAL DIRECT REAL ESTATE		136,519,247	4.6
FIXED INCOME—5.5%
8,139,261		TIAA-CREF Bond Fund		84,811,095	2.9
4,996,096		TIAA-CREF Bond Plus Fund		52,259,159	1.8
1,362,512		TIAA-CREF Emerging Markets Debt Fund		13,311,745	0.4
243,186		TIAA-CREF High-Yield Fund		2,315,131	0.1
833,783		TIAA-CREF International Bond Fund		8,412,873	0.3
		TOTAL FIXED INCOME		161,110,003	5.5
INTERNATIONAL EQUITY—27.2%
13,232,706		TIAA-CREF Emerging Markets Equity Fund		140,266,685	4.7
17,240,767		TIAA-CREF International Equity Fund		173,269,704	5.9
13,911,901		TIAA-CREF International Opportunities Fund		173,064,050	5.9
30,329,491		TIAA-CREF Quant International Equity Fund		208,666,897	7.1
11,296,250		TIAA-CREF Quant International Small-Cap Equity Fund		107,879,191	3.6
		TOTAL INTERNATIONAL EQUITY		803,146,527	27.2
U.S. EQUITY—62.5%
28,592,386		TIAA-CREF Growth & Income Fund		388,284,602	13.2
17,550,154		TIAA-CREF Large-Cap Growth Fund		349,950,073	11.9
21,187,476		TIAA-CREF Large-Cap Value Fund		336,880,870	11.4
22,827,195		TIAA-CREF Quant Large-Cap Growth Fund		306,112,690	10.4
31,216,805		TIAA-CREF Quant Large-Cap Value Fund		294,374,475	10.0
5,923,199		TIAA-CREF Quant Small-Cap Equity Fund		92,342,676	3.1
6,532,034		TIAA-CREF Quant Small/Mid-Cap Equity Fund		74,203,901	2.5
		TOTAL U.S. EQUITY		1,842,149,287	62.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,686,438,512)	2,942,925,064	99.8

		TOTAL PORTFOLIO	(Cost $2,686,438,512)	2,942,925,064	99.8
		OTHER ASSETS & LIABILITIES, NET		6,928,941	0.2
		NET ASSETS		$2,949,854,005	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $136,519,247 or 4.6% of net assets.

50	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2050 Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—4.6%
7,993,599	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–4/17/19; cost $85,513,572)		$91,926,393	4.6%
		TOTAL DIRECT REAL ESTATE		91,926,393	4.6
FIXED INCOME—4.2%
4,174,400		TIAA-CREF Bond Fund		43,497,251	2.2
2,566,417		TIAA-CREF Bond Plus Fund		26,844,726	1.4
668,243		TIAA-CREF Emerging Markets Debt Fund		6,528,733	0.3
155,305		TIAA-CREF High-Yield Fund		1,478,508	0.1
428,234		TIAA-CREF International Bond Fund		4,320,884	0.2
		TOTAL FIXED INCOME		82,670,102	4.2
INTERNATIONAL EQUITY—27.6%
9,032,441		TIAA-CREF Emerging Markets Equity Fund		95,743,870	4.8
11,778,895		TIAA-CREF International Equity Fund		118,377,899	6.0
9,496,048		TIAA-CREF International Opportunities Fund		118,130,835	5.9
20,717,889		TIAA-CREF Quant International Equity Fund		142,539,074	7.2
7,710,783		TIAA-CREF Quant International Small-Cap Equity Fund		73,637,978	3.7
		TOTAL INTERNATIONAL EQUITY		548,429,656	27.6
U.S. EQUITY—63.3%
19,520,620		TIAA-CREF Growth & Income Fund		265,090,022	13.3
11,983,990		TIAA-CREF Large-Cap Growth Fund		238,960,754	12.0
14,467,895		TIAA-CREF Large-Cap Value Fund		230,039,529	11.6
15,588,737		TIAA-CREF Quant Large-Cap Growth Fund		209,044,968	10.5
21,319,691		TIAA-CREF Quant Large-Cap Value Fund		201,044,685	10.1
4,045,380		TIAA-CREF Quant Small-Cap Equity Fund		63,067,480	3.2
4,459,947		TIAA-CREF Quant Small/Mid-Cap Equity Fund		50,664,994	2.6
		TOTAL U.S. EQUITY		1,257,912,432	63.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,835,908,051)	1,980,938,583	99.7

		TOTAL PORTFOLIO	(Cost $1,835,908,051)	1,980,938,583	99.7
		OTHER ASSETS & LIABILITIES, NET		6,165,548	0.3
		NET ASSETS		$1,987,104,131	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $91,926,393 or 4.6% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	51

Portfolio of investments

Lifecycle 2055 Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
DIRECT REAL ESTATE—4.6%
2,795,170	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/30/19; cost $30,168,791)		$32,144,453	4.6%
		TOTAL DIRECT REAL ESTATE		32,144,453	4.6
FIXED INCOME—2.9%
1,009,462		TIAA-CREF Bond Fund		10,518,593	1.5
622,388		TIAA-CREF Bond Plus Fund		6,510,181	0.9
146,846		TIAA-CREF Emerging Markets Debt Fund		1,434,683	0.2
52,580		TIAA-CREF High-Yield Fund		500,560	0.1
103,300		TIAA-CREF International Bond Fund		1,042,302	0.2
		TOTAL FIXED INCOME		20,006,319	2.9
INTERNATIONAL EQUITY—28.0%
3,200,046		TIAA-CREF Emerging Markets Equity Fund		33,920,485	4.9
4,180,174		TIAA-CREF International Equity Fund		42,010,749	6.0
3,367,893		TIAA-CREF International Opportunities Fund		41,896,586	6.0
7,353,857		TIAA-CREF Quant International Equity Fund		50,594,537	7.3
2,738,142		TIAA-CREF Quant International Small-Cap Equity Fund		26,149,252	3.8
		TOTAL INTERNATIONAL EQUITY		194,571,609	28.0
U.S. EQUITY—64.2%
6,926,963		TIAA-CREF Growth & Income Fund		94,068,163	13.5
4,255,828		TIAA-CREF Large-Cap Growth Fund		84,861,206	12.2
5,135,404		TIAA-CREF Large-Cap Value Fund		81,652,916	11.7
5,529,435		TIAA-CREF Quant Large-Cap Growth Fund		74,149,726	10.7
7,573,603		TIAA-CREF Quant Large-Cap Value Fund		71,419,076	10.3
1,442,928		TIAA-CREF Quant Small-Cap Equity Fund		22,495,243	3.2
1,581,904		TIAA-CREF Quant Small/Mid-Cap Equity Fund		17,970,426	2.6
		TOTAL U.S. EQUITY		446,616,756	64.2
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $676,815,801)	693,339,137	99.7

		TOTAL PORTFOLIO	(Cost $676,815,801)	693,339,137	99.7
		OTHER ASSETS & LIABILITIES, NET		2,340,018	0.3
		NET ASSETS		$695,679,155	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $32,144,453 or 4.6% of net assets.

52	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2060 Fund  ■  May 31, 2019

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.5%[a]
DIRECT REAL ESTATE—4.6%
507,310	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–5/30/19; cost $5,522,467)		$5,834,070	4.6%
		TOTAL DIRECT REAL ESTATE		5,834,070	4.6
FIXED INCOME—1.6%
101,585		TIAA-CREF Bond Fund		1,058,518	0.8
62,631		TIAA-CREF Bond Plus Fund		655,124	0.5
9,902		TIAA-CREF Emerging Markets Debt Fund		96,739	0.1
10,639		TIAA-CREF High-Yield Fund		101,284	0.1
10,395		TIAA-CREF International Bond Fund		104,881	0.1
		TOTAL FIXED INCOME		2,016,546	1.6
INTERNATIONAL EQUITY—28.3%
592,199		TIAA-CREF Emerging Markets Equity Fund		6,277,307	4.9
771,599		TIAA-CREF International Equity Fund		7,754,575	6.1
622,486		TIAA-CREF International Opportunities Fund		7,743,721	6.1
1,358,874		TIAA-CREF Quant International Equity Fund		9,349,051	7.4
506,611		TIAA-CREF Quant International Small-Cap Equity Fund		4,838,140	3.8
		TOTAL INTERNATIONAL EQUITY		35,962,794	28.3
U.S. EQUITY—65.0%
1,281,835		TIAA-CREF Growth & Income Fund		17,407,320	13.7
787,283		TIAA-CREF Large-Cap Growth Fund		15,698,419	12.3
950,741		TIAA-CREF Large-Cap Value Fund		15,116,781	11.9
1,024,071		TIAA-CREF Quant Large-Cap Growth Fund		13,732,788	10.8
1,402,242		TIAA-CREF Quant Large-Cap Value Fund		13,223,141	10.4
271,683		TIAA-CREF Quant Small-Cap Equity Fund		4,235,533	3.3
292,414		TIAA-CREF Quant Small/Mid-Cap Equity Fund		3,321,822	2.6
		TOTAL U.S. EQUITY		82,735,804	65.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $129,114,335)	126,549,214	99.5

		TOTAL PORTFOLIO	(Cost $129,114,335)	126,549,214	99.5
		OTHER ASSETS & LIABILITIES, NET		640,356	0.5
		NET ASSETS		$127,189,570	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 5/31/19, the total value of this security amounted to $5,834,070 or 4.6% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	53

Statements of assets and liabilities

TIAA-CREF Lifecycle Funds  ■  May 31, 2019

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
ASSETS
Affiliated investments, at value‡	$518,748,206	$1,161,935,125	$1,780,304,367	$3,673,800,051	$4,396,346,757	$4,353,651,363
Cash	209,759	260,379	609,754	1,050,192	1,219,643	3,398,163
Receivable from securities transactions	4,335,451	9,716,618	14,789,325	29,544,495	34,077,758	30,736,130
Receivable from Fund shares sold	172,314	441,143	654,469	2,446,140	6,292,391	6,527,177
Dividends receivable	710,721	1,578,886	2,280,106	4,307,660	4,333,414	3,466,908
Due from affiliates	6,913	13,133	16,169	34,699	41,333	40,951
Other	22,866	78,180	116,593	180,558	187,200	181,538
Total assets	524,206,230	1,174,023,464	1,798,770,783	3,711,363,795	4,442,498,496	4,398,002,230
LIABILITIES
Management fees payable	17,837	40,205	62,868	132,605	163,599	166,835
Service agreement fees payable	3,745	7,744	11,328	21,318	23,384	21,996
Distribution fees payable	28,911	14,861	22,868	52,832	64,198	66,294
Due to affiliates	11,790	12,866	15,499	22,815	24,882	24,749
Payable for securities transactions	4,449,740	9,750,901	14,918,114	29,209,560	35,038,789	35,396,172
Payable for Fund shares redeemed	40,971	435,636	29,685	224,837	538,839	317,785
Payable for trustee compensation	23,312	79,205	118,154	183,701	190,905	185,213
Accrued expenses and other payables	61,476	36,653	51,982	96,851	135,905	131,761
Total liabilities	4,637,782	10,378,071	15,230,498	29,944,519	36,180,501	36,310,805
NET ASSETS	$519,568,448	$1,163,645,393	$1,783,540,285	$3,681,419,276	$4,406,317,995	$4,361,691,425
NET ASSETS CONSIST OF:
Paid-in-capital	$484,845,857	$1,024,194,666	$1,739,448,354	$3,546,992,774	$4,210,854,722	$4,123,701,384
Total Distributable Earnings (loss)	34,722,591	139,450,727	44,091,931	134,426,502	195,463,273	237,990,041
NET ASSETS	$519,568,448	$1,163,645,393	$1,783,540,285	$3,681,419,276	$4,406,317,995	$4,361,691,425
INSTITUTIONAL CLASS:
Net assets	$192,831,533	$675,842,600	$1,061,155,660	$2,247,876,801	$2,786,750,785	$2,793,594,456
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	17,082,226	60,644,529	112,243,299	231,017,286	281,868,716	283,014,147
Net asset value per share	$11.29	$11.14	$9.45	$9.73	$9.89	$9.87
ADVISOR CLASS:
Net assets	$296,368	$131,290	$126,193	$199,767	$124,661	$116,695
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	26,251	11,778	13,352	20,533	12,613	11,821
Net asset value per share	$11.29	$11.15	$9.45	$9.73	$9.88	$9.87
PREMIER CLASS:
Net assets	$28,946,731	$112,672,893	$173,266,342	$401,305,809	$488,246,955	$505,271,262
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,566,167	10,137,835	18,416,684	41,369,733	49,630,023	51,462,633
Net asset value per share	$11.28	$11.11	$9.41	$9.70	$9.84	$9.82
RETIREMENT CLASS:
Net assets	$179,624,881	$374,998,610	$548,992,090	$1,032,036,899	$1,131,195,594	$1,062,709,012
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,952,008	28,356,751	46,464,674	82,913,908	88,413,012	81,474,450
Net asset value per share	$11.26	$13.22	$11.82	$12.45	$12.79	$13.04
RETAIL CLASS:
Net assets	$117,868,935	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,456,849	—	—	—	—	—
Net asset value per share	$11.27	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$483,373,228	$1,028,249,353	$1,759,810,843	$3,604,488,026	$4,291,526,283	$4,224,423,806

54	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	55

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Funds  ■  May 31, 2019

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund
ASSETS
Affiliated investments, at value‡	$4,376,969,512	$5,190,383,884	$2,942,925,064	$1,980,938,583	$693,339,137	$126,549,214
Cash	3,438,851	2,715,480	2,126,538	1,868,329	1,005,911	1,196,200
Receivable from securities transactions	26,972,543	23,903,337	11,023,125	6,856,862	2,183,149	318,799
Receivable from Fund shares sold	8,261,024	9,582,392	8,283,525	6,377,464	2,965,626	536,199
Dividends receivable	2,597,413	1,779,694	422,536	220,005	54,304	5,903
Due from affiliates	41,205	48,757	28,195	19,428	7,690	2,445
Other	182,898	236,732	87,153	53,134	12,192	1,416
Total assets	4,418,463,446	5,228,650,276	2,964,896,136	1,996,333,805	699,568,009	128,610,176
LIABILITIES
Management fees payable	172,590	209,440	120,837	81,558	28,577	5,202
Service agreement fees payable	20,289	24,376	12,437	8,280	3,220	554
Distribution fees payable	72,190	89,346	57,177	42,015	17,684	2,379
Due to affiliates	24,967	28,824	18,854	15,078	10,139	8,356
Payable for securities transactions	30,787,324	26,463,368	14,589,909	8,927,651	3,687,957	1,326,814
Payable for Fund shares redeemed	338,128	15,320	50,790	27,030	86,929	59,955
Payable for trustee compensation	186,628	241,207	89,621	54,769	12,726	1,510
Accrued expenses and other payables	136,641	159,112	102,506	73,293	41,622	15,836
Total liabilities	31,738,757	27,230,993	15,042,131	9,229,674	3,888,854	1,420,606
NET ASSETS	$4,386,724,689	$5,201,419,283	$2,949,854,005	$1,987,104,131	$695,679,155	$127,189,570
NET ASSETS CONSIST OF:
Paid-in-capital	$4,095,025,419	$4,800,264,090	$2,605,813,715	$1,781,047,294	$658,888,646	$128,914,078
Total Distributable Earnings (loss)	291,699,270	401,155,193	344,040,290	206,056,837	36,790,509	(1,724,508)
NET ASSETS	$4,386,724,689	$5,201,419,283	$2,949,854,005	$1,987,104,131	$695,679,155	$127,189,570
INSTITUTIONAL CLASS:
Net assets	$2,855,455,209	$3,346,626,785	$1,915,136,352	$1,267,704,356	$404,602,897	$81,476,893
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	286,455,401	337,706,841	161,073,416	106,130,425	29,727,697	7,322,345
Net asset value per share	$9.97	$9.91	$11.89	$11.94	$13.61	$11.13
ADVISOR CLASS:
Net assets	$109,777	$130,152	$116,506	$117,143	$118,851	$114,655
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,021	13,142	9,796	9,806	8,732	10,305
Net asset value per share	$9.96	$9.90	$11.89	$11.95	$13.61	$11.13
PREMIER CLASS:
Net assets	$550,501,161	$678,439,062	$435,003,518	$319,986,651	$135,603,059	$18,553,026
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	55,422,014	68,708,321	36,764,176	26,905,558	10,003,270	1,670,118
Net asset value per share	$9.93	$9.87	$11.83	$11.89	$13.56	$11.11
RETIREMENT CLASS:
Net assets	$980,658,542	$1,176,223,284	$599,597,629	$399,295,981	$155,354,348	$27,044,996
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	72,941,882	85,763,303	50,816,616	33,693,218	11,458,982	2,437,181
Net asset value per share	$13.44	$13.71	$11.80	$11.85	$13.56	$11.10
‡ Affiliated investments, cost	$4,210,446,195	$4,956,307,556	$2,686,438,512	$1,835,908,051	$676,815,801	$129,114,335

56	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	57

Statements of operations

TIAA-CREF Lifecycle Funds  ■  For the year ended May 31, 2019

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$14,732,714	$33,244,299	$49,686,492	$96,513,063	$107,201,013	$100,035,861
Total income	14,732,714	33,244,299	49,686,492	96,513,063	107,201,013	100,035,861

EXPENSES
Management fees	1,667,154	3,808,372	5,927,142	12,209,703	14,756,916	14,974,439
Shareholder servicing — Institutional Class	1,547	1,576	1,888	3,034	3,363	3,382
Shareholder servicing — Advisor Class	155	44	25	8	50	75
Shareholder servicing — Premier Class	77	135	182	362	381	418
Shareholder servicing — Retirement Class	467,721	979,479	1,477,673	2,727,612	2,959,682	2,762,935
Shareholder servicing — Retail Class	30,382	—	—	—	—	—
Distribution fees — Premier Class	49,230	200,542	309,897	682,109	802,188	813,078
Distribution fees — Retail Class	292,079	—	—	—	—	—
Registration fees	81,234	75,098	84,917	81,564	81,914	79,892
Administrative service fees	45,191	48,801	58,396	85,882	94,674	94,107
Trustee fees and expenses	7,832	17,693	27,005	54,209	63,352	62,722
Other expenses	241,186	313,894	450,179	855,344	1,022,994	1,014,726
Total expenses	2,883,788	5,445,634	8,337,304	16,699,827	19,785,514	19,805,774
Less: Expenses reimbursed by the investment adviser	(329,835)	(293,228)	(392,823)	(544,844)	(638,263)	(636,647)
Fee waiver by investment adviser and TPIS	(535,783)	(1,215,010)	(1,863,129)	(3,746,299)	(4,398,222)	(4,358,985)
Net expenses	2,018,170	3,937,396	6,081,352	12,408,684	14,749,029	14,810,142

Net investment income (loss)	12,714,544	29,306,903	43,605,140	84,104,379	92,451,984	85,225,719

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	2,746,702	16,174,645	(5,514,158)	(1,405,892)	(4,208,908)	5,452,447
Realized gain distributions from affiliated investments	11,863,515	28,445,130	49,061,826	113,003,159	157,419,699	179,847,422
Realized gain (loss) from sale of unaffiliated investments	(32,131)	—	—	—	—	—
Net realized gain (loss) from investments	14,578,086	44,619,775	43,547,668	111,597,267	153,210,791	185,299,869
Net change in unrealized appreciation (depreciation) from affiliated investments	(15,942,081)	(47,854,405)	(53,346,663)	(145,396,372)	(221,913,440)	(281,176,267)
Net realized and unrealized gain (loss) from investments	(1,363,995)	(3,234,630)	(9,798,995)	(33,799,105)	(68,702,649)	(95,876,398)
Net increase (decrease) in net assets from operations	$11,350,549	$26,072,273	$33,806,145	$50,305,274	$23,749,335	$(10,650,679)

58	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	59

Statements of operations	concluded

TIAA-CREF Lifecycle Funds ■ For the year ended May 31, 2019

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$94,870,047	$104,683,448	$53,254,250	$34,609,208	$11,196,389	$2,024,418
Total income	94,870,047	104,683,448	53,254,250	34,609,208	11,196,389	2,024,418

EXPENSES
Management fees	15,529,124	19,008,077	10,592,514	7,031,629	2,344,011	414,994
Shareholder servicing — Institutional Class	3,402	3,972	2,846	2,376	1,787	1,497
Shareholder servicing — Advisor Class	34	46	10	10	10	36
Shareholder servicing — Premier Class	423	519	341	256	143	58
Shareholder servicing — Retirement Class	2,544,288	3,095,836	1,527,790	1,004,249	368,947	65,262
Distribution fees — Premier Class	883,671	1,094,720	661,144	474,003	187,632	23,137
Registration fees	78,198	79,196	73,042	70,111	70,714	66,170
Administrative service fees	95,047	108,827	72,633	58,252	39,494	32,324
Trustee fees and expenses	63,562	76,681	39,786	26,442	8,856	1,623
Other expenses	1,013,164	1,194,279	689,305	483,762	211,744	90,979
Total expenses	20,210,913	24,662,153	13,659,411	9,151,090	3,233,338	696,080
Less: Expenses reimbursed by the investment adviser	(633,314)	(729,984)	(478,844)	(377,949)	(245,289)	(176,760)
Fee waiver by investment adviser and TPIS	(4,426,373)	(5,342,221)	(2,912,290)	(1,923,094)	(629,795)	(111,066)
Net expenses	15,151,226	18,589,948	10,268,277	6,850,047	2,358,254	408,254
Net investment income (loss)	79,718,821	86,093,500	42,985,973	27,759,161	8,838,135	1,616,164

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	1,865,814	20,611,200	(15,375,836)	(9,287,348)	(4,646,796)	(2,961,721)
Realized gain distributions from affiliated investments	207,224,343	279,513,857	163,788,342	109,260,012	36,294,927	6,801,763
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	—	(1,561)
Net realized gain (loss) from investments	209,090,157	300,125,057	148,412,506	99,972,664	31,648,131	3,838,481
Net change in unrealized appreciation (depreciation) from affiliated investments	(336,226,863)	(494,058,015)	(271,478,903)	(183,421,581)	(59,995,399)	(9,824,821)
Net realized and unrealized gain (loss) from investments	(127,136,706)	(193,932,958)	(123,066,397)	(83,448,917)	(28,347,268)	(5,986,340)
Net increase (decrease) in net assets from operations	$(47,417,885)	$(107,839,458)	$(80,080,424)	$(55,689,756)	$(19,509,133)	$(4,370,176)

60	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	61

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]
OPERATIONS
Net investment income (loss)		$12,714,544	$10,916,317	$29,306,903	$26,714,248	$43,605,140	$40,688,057
Net realized gain (loss) from investments		14,578,086	12,296,442	44,619,775	38,776,948	43,547,668	91,990,783
Net change in unrealized appreciation (depreciation) from affiliated investments		(15,942,081)	5,657,957	(47,854,405)	11,325,177	(53,346,663)	438,481
Net increase (decrease) in net assets from operations		11,350,549	28,870,716	26,072,273	76,816,373	33,806,145	133,117,321
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(10,878,435)	(6,536,829)	(43,397,812)	(32,471,658)	(78,932,398)	(62,396,131)
	Advisor Class	(19,153)	(3,858)	(6,827)	(5,307)	(7,919)	(6,582)
	Premier Class	(1,801,281)	(1,253,087)	(8,456,781)	(6,954,540)	(15,177,590)	(14,962,908)
	Retirement Class	(9,880,057)	(5,978,630)	(20,064,809)	(16,225,283)	(34,028,675)	(30,858,820)
	Retail Class	(6,266,370)	(3,582,472)	—	—	—	—
Total distributions		(28,845,296)	(17,354,876)	(71,926,229)	(55,656,788)	(128,146,582)	(108,224,441)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	52,083,262	52,345,446	89,546,815	120,173,221	144,225,314	174,175,096
	Advisor Class	186,161	104,500	25,000	7,681	25,000	—
	Premier Class	6,500,658	9,180,882	15,687,422	19,644,896	21,532,165	22,331,348
	Retirement Class	21,605,747	37,874,769	31,365,132	34,765,497	34,478,290	39,218,394
	Retail Class	16,491,497	20,847,696	—	—	—	—
Reinvestments of distributions:	Institutional Class	10,772,035	6,536,815	43,378,623	32,471,658	78,885,324	62,396,131
	Advisor Class	13,176	—	—	—	—	—
	Premier Class	1,798,894	1,253,087	8,456,781	6,954,540	15,177,590	14,962,908
	Retirement Class	9,880,004	5,978,630	20,064,809	16,225,283	34,028,675	30,858,820
	Retail Class	6,041,473	3,426,662	—	—	—	—
Redemptions:	Institutional Class	(66,179,816)	(39,708,331)	(127,946,585)	(102,645,606)	(174,652,920)	(162,589,816)
	Advisor Class	(102,759)	—	(7,582)	—	—	—
	Premier Class	(14,931,233)	(11,612,828)	(53,528,726)	(31,888,905)	(86,767,875)	(61,078,675)
	Retirement Class	(38,557,867)	(30,002,115)	(74,088,838)	(85,301,170)	(130,204,824)	(132,014,253)
	Retail Class	(16,501,473)	(15,088,230)	—	—	—	—
Net increase (decrease) from shareholder transactions		(10,900,241)	41,136,983	(47,047,149)	10,407,095	(63,273,261)	(11,740,047)
Net increase (decrease) in net assets		(28,394,988)	52,652,823	(92,901,105)	31,566,680	(157,613,698)	13,152,833
NET ASSETS
Beginning of period		547,963,436	495,310,613	1,256,546,498	1,224,979,818	1,941,153,983	1,928,001,150
End of period		$519,568,448	$547,963,436	$1,163,645,393	$1,256,546,498	$1,783,540,285	$1,941,153,983
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,568,362	4,476,474	7,882,469	10,198,202	14,975,629	17,067,111
	Advisor Class	16,101	9,039	2,392	659	2,708	—
	Premier Class	573,135	787,464	1,386,508	1,677,165	2,215,288	2,208,399
	Retirement Class	1,889,877	3,245,751	2,340,448	2,529,411	2,859,267	3,159,767
	Retail Class	1,448,425	1,784,491	—	—	—	—
Shares reinvested:	Institutional Class	986,765	562,743	4,127,367	2,806,539	8,853,572	6,258,388
	Advisor Class	1,219	—	—	—	—	—
	Premier Class	165,065	107,917	806,175	602,125	1,711,115	1,506,838
	Retirement Class	908,210	515,671	1,606,470	1,192,159	3,054,639	2,512,933
	Retail Class	555,229	295,307	—	—	—	—
Shares redeemed:	Institutional Class	(5,807,236)	(3,405,168)	(11,334,338)	(8,731,910)	(18,059,857)	(16,014,615)
	Advisor Class	(9,532)	—	(659)	—	—	—
	Premier Class	(1,320,206)	(998,108)	(4,779,366)	(2,733,887)	(9,005,020)	(6,080,884)
	Retirement Class	(3,399,058)	(2,585,275)	(5,551,312)	(6,211,146)	(10,828,683)	(10,635,145)
	Retail Class	(1,477,173)	(1,295,788)	—	—	—	—
Net increase (decrease) from shareholder transactions		(900,817)	3,500,518	(3,513,846)	1,329,317	(4,221,342)	(17,208)

62	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	63

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]
OPERATIONS
Net investment income (loss)		$84,104,379	$75,694,002	$92,451,984	$80,381,485	$85,225,719	$74,826,749
Net realized gain (loss) from investments		111,597,267	185,073,367	153,210,791	219,238,722	185,299,869	226,878,149
Net change in unrealized appreciation (depreciation) from affiliated investments		(145,396,372)	28,084,661	(221,913,440)	68,033,572	(281,176,267)	105,587,979
Net increase (decrease) in net assets from operations		50,305,274	288,852,030	23,749,335	367,653,779	(10,650,679)	407,292,877
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(166,958,620)	(118,814,215)	(202,260,214)	(135,774,567)	(210,935,845)	(143,255,642)
	Advisor Class	(15,487)	(11,876)	(9,907)	(7,112)	(9,566)	(7,348)
	Premier Class	(34,321,546)	(30,108,908)	(40,306,669)	(33,781,499)	(41,792,255)	(35,285,673)
	Retirement Class	(63,044,009)	(52,086,223)	(67,431,222)	(52,316,229)	(63,331,471)	(49,497,368)
Total distributions		(264,339,662)	(201,021,222)	(310,008,012)	(221,879,407)	(316,069,137)	(228,046,031)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	303,027,548	357,719,837	453,261,295	461,296,229	463,179,579	451,900,366
	Advisor Class	—	115,406	—	12,000	2,450	9,756
	Premier Class	36,140,574	49,725,790	53,236,156	60,418,325	66,165,397	69,665,064
	Retirement Class	71,637,681	90,782,196	92,521,437	115,394,195	93,402,890	111,537,109
Reinvestments of distributions:	Institutional Class	166,716,253	118,814,214	201,151,668	135,774,567	210,322,271	143,255,642
	Advisor Class	7,266	5,401	1,570	694	899	514
	Premier Class	34,320,532	30,108,908	40,306,668	33,781,499	41,792,255	35,285,673
	Retirement Class	63,041,396	52,086,223	67,430,291	52,316,229	63,330,664	49,497,368
Redemptions:	Institutional Class	(275,724,019)	(222,334,583)	(263,467,861)	(225,330,266)	(292,836,167)	(202,678,109)
	Advisor Class	(19,290)	—	—	(9,085)	(300)	—
	Premier Class	(143,845,671)	(99,739,382)	(141,055,667)	(113,380,488)	(143,813,397)	(105,998,506)
	Retirement Class	(198,398,966)	(185,565,389)	(185,316,248)	(165,697,945)	(164,258,202)	(147,892,631)
Net increase (decrease) from shareholder transactions		56,903,304	191,718,621	318,069,309	354,575,954	337,288,339	404,582,246
Net increase (decrease) in net assets		(157,131,084)	279,549,429	31,810,632	500,350,326	10,568,523	583,829,092
NET ASSETS
Beginning of period		3,838,550,360	3,559,000,931	4,374,507,363	3,874,157,037	4,351,122,902	3,767,293,810
End of period		$3,681,419,276	$3,838,550,360	$4,406,317,995	$4,374,507,363	$4,361,691,425	$4,351,122,902
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	30,482,074	34,052,939	44,551,854	43,037,527	45,341,554	41,839,171
	Advisor Class	—	10,656	—	1,128	239	922
	Premier Class	3,589,904	4,748,618	5,199,010	5,671,329	6,431,946	6,496,272
	Retirement Class	5,644,130	6,931,137	7,024,995	8,539,140	6,936,995	8,051,607
Shares reinvested:	Institutional Class	18,220,356	11,513,005	21,652,494	12,894,071	22,712,989	13,514,683
	Advisor Class	794	524	169	66	97	48
	Premier Class	3,759,095	2,926,036	4,357,478	3,220,353	4,532,782	3,344,614
	Retirement Class	5,378,959	4,012,806	5,605,178	3,904,196	5,169,850	3,602,428
Shares redeemed:	Institutional Class	(27,512,496)	(21,177,473)	(26,004,240)	(21,053,344)	(28,645,895)	(18,808,272)
	Advisor Class	(1,919)	—	—	(837)	(30)	—
	Premier Class	(14,441,960)	(9,609,152)	(13,904,205)	(10,724,589)	(14,087,222)	(9,965,261)
	Retirement Class	(15,600,750)	(14,170,737)	(14,143,315)	(12,300,348)	(12,236,709)	(10,670,699)
Net increase (decrease) from shareholder transactions		9,518,187	19,238,359	34,339,418	33,188,692	36,156,596	37,405,513

64	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	65

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]
OPERATIONS
Net investment income (loss)		$79,718,821	$70,466,396	$86,093,500	$79,188,855	$42,985,973	$37,726,168
Net realized gain (loss) from investments		209,090,157	248,644,976	300,125,057	342,702,426	148,412,506	87,530,160
Net change in unrealized appreciation (depreciation) from affiliated investments		(336,226,863)	140,995,071	(494,058,015)	208,058,666	(271,478,903)	202,293,363
Net increase (decrease) in net assets from operations		(47,417,885)	460,106,443	(107,839,458)	629,949,947	(80,080,424)	327,549,691
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(220,695,695)	(155,233,004)	(291,784,706)	(202,763,085)	(87,943,574)	(59,273,011)
	Advisor Class	(9,233)	(7,481)	(12,121)	(7,829)	(5,785)	(4,633)
	Premier Class	(45,820,731)	(39,277,115)	(63,091,667)	(52,405,087)	(20,260,640)	(16,304,151)
	Retirement Class	(57,267,632)	(45,941,335)	(75,391,179)	(59,074,630)	(27,372,085)	(20,945,189)
Total distributions		(323,793,291)	(240,458,935)	(430,279,673)	(314,250,631)	(135,582,084)	(96,526,984)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	454,103,998	447,606,578	474,851,567	450,890,999	394,682,048	354,110,646
	Advisor Class	—	—	27,000	1,400	—	—
	Premier Class	58,715,615	70,454,849	65,470,433	73,261,333	64,447,499	76,025,859
	Retirement Class	89,299,429	93,907,000	90,015,655	105,390,972	77,997,480	84,295,015
Reinvestments of distributions:	Institutional Class	220,129,178	155,233,004	291,113,943	202,763,085	87,700,664	59,273,011
	Advisor Class	380	290	2,237	91	—	—
	Premier Class	45,820,731	39,277,115	63,091,666	52,405,087	20,260,640	16,304,151
	Retirement Class	57,257,728	45,941,335	75,375,861	59,074,630	27,370,315	20,945,189
Redemptions:	Institutional Class	(300,918,966)	(233,107,121)	(388,118,387)	(306,671,046)	(186,757,570)	(132,936,505)
	Advisor Class	—	—	—	(1,457)	—	—
	Premier Class	(128,234,451)	(105,846,098)	(151,441,013)	(141,684,441)	(68,106,450)	(70,291,326)
	Retirement Class	(134,321,075)	(138,224,411)	(168,025,052)	(158,398,906)	(69,782,963)	(81,614,248)
Net increase (decrease) from shareholder transactions		361,852,567	375,242,541	352,363,910	337,031,747	347,811,663	326,111,792
Net increase (decrease) in net assets		(9,358,609)	594,890,049	(185,755,221)	652,731,063	132,149,155	557,134,499
NET ASSETS
Beginning of period		4,396,083,298	3,801,193,249	5,387,174,504	4,734,443,441	2,817,704,850	2,260,570,351
End of period		$4,386,724,689	$4,396,083,298	$5,201,419,283	$5,387,174,504	$2,949,854,005	$2,817,704,850
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	43,843,406	40,774,826	45,667,715	40,633,885	32,046,722	28,082,681
	Advisor Class	—	—	2,381	124	—	—
	Premier Class	5,652,203	6,471,012	6,186,286	6,647,518	5,235,857	6,085,062
	Retirement Class	6,428,862	6,563,161	6,298,288	7,125,704	6,351,065	6,781,023
Shares reinvested:	Institutional Class	23,568,435	14,413,463	31,370,037	18,636,313	7,872,591	4,722,949
	Advisor Class	41	27	241	8	—	—
	Premier Class	4,921,668	3,657,087	6,813,355	4,829,962	1,826,929	1,304,332
	Retirement Class	4,540,660	3,228,485	5,861,265	4,021,418	2,472,477	1,679,647
Shares redeemed:	Institutional Class	(29,317,239)	(21,270,974)	(37,394,385)	(27,654,216)	(15,200,815)	(10,470,540)
	Advisor Class	—	—	—	(132)	—	—
	Premier Class	(12,437,585)	(9,773,232)	(14,659,796)	(12,924,775)	(5,537,970)	(5,607,053)
	Retirement Class	(9,651,023)	(9,628,381)	(11,781,673)	(10,672,591)	(5,707,722)	(6,504,361)
Net increase (decrease) from shareholder transactions		37,549,428	34,435,474	38,363,714	30,643,218	29,359,134	26,073,740

66	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	67

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds ■ For the year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]
OPERATIONS
Net investment income (loss)		$27,759,161	$23,774,006	$8,838,135	$6,490,352	$1,616,164	$836,196
Net realized gain (loss) from investments		99,972,664	56,332,799	31,648,131	15,709,554	3,838,481	1,991,204
Net change in unrealized appreciation (depreciation) from affiliated investments		(183,421,581)	131,651,169	(59,995,399)	36,647,637	(9,824,821)	4,362,524
Net increase (decrease) in net assets from operations		(55,689,756)	211,757,974	(19,509,133)	58,847,543	(4,370,176)	7,189,924
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(55,935,412)	(36,781,254)	(14,874,386)	(8,554,218)	(3,009,247)	(1,123,474)
	Advisor Class	(5,734)	(4,634)	(5,170)	(4,427)	(5,239)	(3,808)
	Premier Class	(14,252,048)	(11,350,880)	(5,057,263)	(3,716,575)	(647,679)	(293,422)
	Retirement Class	(17,649,664)	(13,435,930)	(5,748,898)	(4,113,764)	(1,039,246)	(439,955)
Total distributions		(87,842,858)	(61,572,698)	(25,685,717)	(16,388,984)	(4,701,411)	(1,860,659)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	281,446,250	252,759,033	143,993,317	121,809,239	47,693,214	44,203,361
	Advisor Class	—	—	—	—	—	—
	Premier Class	58,001,186	58,122,636	38,099,148	35,081,156	10,968,834	9,137,024
	Retirement Class	58,557,305	63,825,737	37,483,361	39,307,119	14,893,147	17,773,990
Reinvestments of distributions:	Institutional Class	55,877,289	36,781,254	14,830,575	8,553,709	2,760,397	944,553
	Advisor Class	—	—	—	—	141	100
	Premier Class	14,252,047	11,350,880	5,056,690	3,716,084	529,069	206,985
	Retirement Class	17,649,664	13,435,930	5,748,339	4,113,286	923,671	356,067
Redemptions:	Institutional Class	(111,616,691)	(65,946,987)	(36,410,720)	(27,015,357)	(22,046,649)	(9,301,080)
	Advisor Class	—	—	—	—	(8,187)	(16)
	Premier Class	(48,113,144)	(46,631,289)	(16,579,808)	(14,469,923)	(4,625,761)	(2,963,824)
	Retirement Class	(43,179,418)	(53,722,605)	(14,655,792)	(18,428,616)	(11,137,753)	(6,160,962)
Net increase (decrease) from shareholder transactions		282,874,488	269,974,589	177,565,110	152,666,697	39,950,123	54,196,198
Net increase (decrease) in net assets		139,341,874	420,159,865	132,370,260	195,125,256	30,878,536	59,525,463
NET ASSETS
Beginning of period		1,847,762,257	1,427,602,392	563,308,895	368,183,639	96,311,034	36,785,571
End of period		$1,987,104,131	$1,847,762,257	$695,679,155	$563,308,895	$127,189,570	$96,311,034
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	22,742,419	19,945,921	10,213,577	8,478,111	4,120,435	3,760,369
	Advisor Class	—	—	—	—	—	—
	Premier Class	4,684,222	4,630,991	2,699,716	2,466,424	948,846	781,497
	Retirement Class	4,764,186	5,094,421	2,665,610	2,762,836	1,296,770	1,507,302
Shares reinvested:	Institutional Class	4,993,502	2,916,832	1,163,182	598,162	264,659	80,800
	Advisor Class	—	—	—	—	13	8
	Premier Class	1,278,211	903,732	397,852	260,777	50,774	17,721
	Retirement Class	1,587,200	1,073,158	451,913	288,449	88,729	30,511
Shares redeemed:	Institutional Class	(8,970,245)	(5,170,776)	(2,576,219)	(1,869,192)	(1,958,872)	(788,676)
	Advisor Class	—	—	—	—	(763)	(1)
	Premier Class	(3,873,487)	(3,693,419)	(1,182,011)	(1,008,567)	(415,118)	(252,968)
	Retirement Class	(3,519,352)	(4,263,543)	(1,046,682)	(1,284,704)	(976,944)	(520,104)
Net increase (decrease) from shareholder transactions		23,686,656	21,437,317	12,786,938	10,692,296	3,418,529	4,616,459

[a]	Prior period amounts have been conformed to current year presentation. See notes to financial statements, Note 1—organization and significant accounting policies for further details.
[b]	The composition and per share amounts of the Funds’ distributions are presented in the Financial highlights. The distribution information for the Funds as of its most recent tax year end is presented within the notes to the financial statements, Note 5—distributions to shareholder and other tax items.
[c]	For the fiscal year ended May 31, 2018, the distributions to shareholders were characterized as “From net investment income” and “From realized gains.” See notes to financial statements, Note 1—organization and significant accounting policies for further details.

68	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	69

Financial highlights

TIAA-CREF Lifecycle Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period	value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year	beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended	of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	5/31/19	$11.68	$0.29		$(0.04)	$ 0.25	$(0.32)	$(0.32)	$(0.64)	$11.29	2.48%	$192,832		0.38%[f]		0.22%[f]		2.52%		25%
	5/31/18	11.40	0.26		0.43	0.69	(0.31)	(0.10)	(0.41)	11.68	6.02	202,413		0.15	[e]	0.00	[e]	2.24		18
	5/31/17	10.87	0.24		0.72	0.96	(0.27)	(0.16)	(0.43)	11.40	9.09	179,048		0.16	[e]	0.00	[e]	2.14		21
	5/31/16	11.38	0.22		(0.27)	(0.05)	(0.26)	(0.20)	(0.46)	10.87	(0.29)	131,032		0.15	[e]	0.00	[e]	2.02		18
	5/31/15	11.28	0.21		0.32	0.53	(0.30)	(0.13)	(0.43)	11.38	4.83	132,539		0.15	[e]	0.00	[e]	1.84		19
Advisor Class:	5/31/19	11.68	0.30		(0.05)	0.25	(0.32)	(0.32)	(0.64)	11.29	2.43	296		0.47	[f]	0.31	[f]	2.68		25
	5/31/18	11.41	0.25		0.43	0.68	(0.31)	(0.10)	(0.41)	11.68	5.91	216		0.18	[e]	0.03	[e]	2.14		18
	5/31/17	10.88	0.24		0.72	0.96	(0.27)	(0.16)	(0.43)	11.41	9.07	107		0.17	[e]	0.02	[e]	2.14		21
	5/31/16‡	11.10	0.08		0.08	0.16	(0.18)	(0.20)	(0.38)	10.88	1.57 [b]	102		0.18	[c,e]	0.03	[c,e]	1.62	[c]	18
Premier Class:	5/31/19	11.67	0.27		(0.03)	0.24	(0.31)	(0.32)	(0.63)	11.28	2.33	28,947		0.53	[f]	0.37	[f]	2.40		25
	5/31/18	11.40	0.25		0.42	0.67	(0.30)	(0.10)	(0.40)	11.67	5.77	36,733		0.30	[e]	0.15	[e]	2.11		18
	5/31/17	10.87	0.22		0.73	0.95	(0.26)	(0.16)	(0.42)	11.40	8.93	37,047		0.31	[e]	0.15	[e]	2.01		21
	5/31/16	11.37	0.20		(0.26)	(0.06)	(0.24)	(0.20)	(0.44)	10.87	(0.35)	30,459		0.30	[e]	0.15	[e]	1.87		18
	5/31/15	11.27	0.19		0.32	0.51	(0.28)	(0.13)	(0.41)	11.37	4.68	27,088		0.30	[e]	0.15	[e]	1.72		19
Retirement Class:	5/31/19	11.65	0.26		(0.04)	0.22	(0.29)	(0.32)	(0.61)	11.26	2.23	179,625		0.63	[f]	0.48	[f]	2.27		25
	5/31/18	11.38	0.23		0.43	0.66	(0.29)	(0.10)	(0.39)	11.65	5.68	192,819		0.40	[e]	0.25	[e]	2.00		18
	5/31/17	10.85	0.21		0.72	0.93	(0.24)	(0.16)	(0.40)	11.38	8.84	174,950		0.41	[e]	0.25	[e]	1.89		21
	5/31/16	11.35	0.19		(0.26)	(0.07)	(0.23)	(0.20)	(0.43)	10.85	(0.45)	143,639		0.45	[e]	0.25	[e]	1.77		18
	5/31/15	11.25	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.35	4.59	130,926		0.45	[e]	0.25	[e]	1.59		19
Retail Class:	5/31/19	11.66	0.26		(0.04)	0.22	(0.29)	(0.32)	(0.61)	11.27	2.14	117,869		0.66	[f]	0.48	[f]	2.28		25
	5/31/18	11.39	0.23		0.43	0.66	(0.29)	(0.10)	(0.39)	11.66	5.76	115,783		0.43	[e]	0.25	[e]	2.00		18
	5/31/17	10.86	0.21		0.72	0.93	(0.24)	(0.16)	(0.40)	11.39	8.82	104,158		0.44	[e]	0.25	[e]	1.90		21
	5/31/16	11.36	0.19		(0.26)	(0.07)	(0.23)	(0.20)	(0.43)	10.86	(0.45)	91,818		0.43	[e]	0.25	[e]	1.77		18
	5/31/15	11.26	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.36	4.59	81,140		0.43	[e]	0.25	[e]	1.61		19

70	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period	value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year	beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended	of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2010 FUND
Institutional Class:	5/31/19	$11.65	$0.28		$(0.06)	$ 0.22	$(0.35)	$(0.38)	$(0.73)	$11.14	2.26%	$675,843		0.35%[f]		0.23%[f]		2.50%		22%
	5/31/18	11.48	0.26		0.47	0.73	(0.33)	(0.23)	(0.56)	11.65	6.45	698,687		0.12	[e]	0.00	[e]	2.23		21
	5/31/17	10.93	0.24		0.77	1.01	(0.28)	(0.18)	(0.46)	11.48	9.59	639,496		0.12	[e]	0.00	[e]	2.11		26
	5/31/16	11.58	0.22		(0.30)	(0.08)	(0.27)	(0.30)	(0.57)	10.93	(0.44)	536,150		0.12	[e]	0.00	[e]	2.02		19
	5/31/15	11.60	0.21		0.38	0.59	(0.34)	(0.27)	(0.61)	11.58	5.25	527,313		0.12	[e]	0.00	[e]	1.85		20
Advisor Class:	5/31/19	11.66	0.27		(0.06)	0.21	(0.34)	(0.38)	(0.72)	11.15	2.33	131		0.39	[f]	0.27	[f]	2.39		22
	5/31/18	11.48	0.26		0.48	0.74	(0.33)	(0.23)	(0.56)	11.66	6.44	117		0.13	[e]	0.01	[e]	2.24		21
	5/31/17	10.93	0.24		0.77	1.01	(0.28)	(0.18)	(0.46)	11.48	9.57	108		0.14	[e]	0.02	[e]	2.13		26
	5/31/16‡	11.37	0.08		0.05	0.13	(0.27)	(0.30)	(0.57)	10.93	1.39 [b]	103		0.15	[c,e]	0.03	[c,e]	1.59	[c]	19
Premier Class:	5/31/19	11.62	0.27		(0.07)	0.20	(0.33)	(0.38)	(0.71)	11.11	2.10	112,673		0.50	[f]	0.37	[f]	2.39		22
	5/31/18	11.45	0.24		0.47	0.71	(0.31)	(0.23)	(0.54)	11.62	6.31	147,851		0.27	[e]	0.15	[e]	2.09		21
	5/31/17	10.90	0.22		0.78	1.00	(0.27)	(0.18)	(0.45)	11.45	9.45	150,928		0.27	[e]	0.15	[e]	2.00		26
	5/31/16	11.55	0.20		(0.29)	(0.09)	(0.26)	(0.30)	(0.56)	10.90	(0.58)	141,824		0.27	[e]	0.15	[e]	1.87		19
	5/31/15	11.57	0.20		0.37	0.57	(0.32)	(0.27)	(0.59)	11.55	5.10	123,047		0.27	[e]	0.15	[e]	1.69		20
Retirement Class:	5/31/19	13.68	0.30		(0.07)	0.23	(0.31)	(0.38)	(0.69)	13.22	2.01	374,999		0.60	[f]	0.48	[f]	2.26		22
	5/31/18	13.39	0.27		0.55	0.82	(0.30)	(0.23)	(0.53)	13.68	6.16	409,891		0.37	[e]	0.25	[e]	1.97		21
	5/31/17	12.66	0.25		0.91	1.16	(0.25)	(0.18)	(0.43)	13.39	9.42	434,448		0.37	[e]	0.25	[e]	1.90		26
	5/31/16	13.33	0.22		(0.35)	(0.13)	(0.24)	(0.30)	(0.54)	12.66	(0.80)	422,969		0.42	[e]	0.25	[e]	1.76		19
	5/31/15	13.25	0.21		0.45	0.66	(0.31)	(0.27)	(0.58)	13.33	5.09	463,646		0.42	[e]	0.25	[e]	1.60		20
LIFECYCLE 2015 FUND
Institutional Class:	5/31/19	10.05	0.24		(0.10)	0.14	(0.30)	(0.44)	(0.74)	9.45	1.89	1,061,156		0.35	[f]	0.23	[f]	2.43		21
	5/31/18	9.97	0.22		0.48	0.70	(0.29)	(0.33)	(0.62)	10.05	7.09	1,070,488		0.12	[e]	0.00	[e]	2.18		19
	5/31/17	9.61	0.20		0.77	0.97	(0.26)	(0.35)	(0.61)	9.97	10.51	988,229		0.12	[e]	0.00	[e]	2.10		25
	5/31/16	10.56	0.20		(0.32)	(0.12)	(0.25)	(0.58)	(0.83)	9.61	(0.79)	856,233		0.12	[e]	0.00	[e]	2.01		18
	5/31/15	10.80	0.20		0.39	0.59	(0.32)	(0.51)	(0.83)	10.56	5.78	861,906		0.12	[e]	0.00	[e]	1.85		16
Advisor Class:	5/31/19	10.05	0.23		(0.09)	0.14	(0.30)	(0.44)	(0.74)	9.45	1.88	126		0.38	[f]	0.26	[f]	2.38		21
	5/31/18	9.96	0.22		0.49	0.71	(0.29)	(0.33)	(0.62)	10.05	7.16	107		0.13	[e]	0.02	[e]	2.19		19
	5/31/17	9.61	0.20		0.75	0.95	(0.25)	(0.35)	(0.60)	9.96	10.38	106		0.15	[e]	0.03	[e]	2.10		25
	5/31/16‡	10.35	0.07		0.02	0.09	(0.25)	(0.58)	(0.83)	9.61	1.21 [b]	102		0.14	[c,e]	0.02	[c,e]	1.54	[c]	18
Premier Class:	5/31/19	10.01	0.22		(0.09)	0.13	(0.29)	(0.44)	(0.73)	9.41	1.83	173,266		0.49	[f]	0.37	[f]	2.31		21
	5/31/18	9.92	0.21		0.49	0.70	(0.28)	(0.33)	(0.61)	10.01	6.96	235,104		0.27	[e]	0.15	[e]	2.04		19
	5/31/17	9.57	0.19		0.75	0.94	(0.24)	(0.35)	(0.59)	9.92	10.28	256,577		0.27	[e]	0.15	[e]	1.97		25
	5/31/16	10.52	0.18		(0.31)	(0.13)	(0.24)	(0.58)	(0.82)	9.57	(0.94)	227,814		0.27	[e]	0.15	[e]	1.87		18
	5/31/15	10.77	0.18		0.39	0.57	(0.31)	(0.51)	(0.82)	10.52	5.53	215,362		0.27	[e]	0.15	[e]	1.69		16
Retirement Class:	5/31/19	12.37	0.26		(0.10)	0.16	(0.27)	(0.44)	(0.71)	11.82	1.74	548,992		0.60	[f]	0.48	[f]	2.19		21
	5/31/18	12.12	0.24		0.60	0.84	(0.26)	(0.33)	(0.59)	12.37	6.87	635,454		0.37	[e]	0.25	[e]	1.93		19
	5/31/17	11.56	0.22		0.92	1.14	(0.23)	(0.35)	(0.58)	12.12	10.18	683,089		0.37	[e]	0.25	[e]	1.86		25
	5/31/16	12.53	0.21		(0.38)	(0.17)	(0.22)	(0.58)	(0.80)	11.56	(1.09)	665,990		0.42	[e]	0.25	[e]	1.76		18
	5/31/15	12.66	0.20		0.47	0.67	(0.29)	(0.51)	(0.80)	12.53	5.52	727,918		0.42	[e]	0.25	[e]	1.60		16

72	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE 2020 FUND
Institutional Class:	5/31/19		$10.43	$0.23		$(0.13)	$ 0.10	$(0.31)	$(0.49)	$(0.80)	$ 9.73	1.45%	$2,247,877		0.36%[f]		0.24%[f]		2.33%		23%
	5/31/18		10.22	0.22		0.61	0.83	(0.30)	(0.32)	(0.62)	10.43	8.07	2,188,054		0.11	[e]	0.00	[e]	2.11		17
	5/31/17		9.77	0.20		0.88	1.08	(0.25)	(0.38)	(0.63)	10.22	11.57	1,894,346		0.11	[e]	0.00	[e]	2.04		21
	5/31/16		10.72	0.20		(0.36)	(0.16)	(0.25)	(0.54)	(0.79)	9.77	(1.26)	1,521,819		0.12	[e]	0.00	[e]	1.98		14
	5/31/15		10.86	0.19		0.47	0.66	(0.33)	(0.47)	(0.80)	10.72	6.34	1,403,172		0.12	[e]	0.00	[e]	1.80		13
Advisor Class:	5/31/19		10.42	0.23		(0.13)	0.10	(0.30)	(0.49)	(0.79)	9.73	1.39	200		0.35	[f]	0.24	[f]	2.32		23
	5/31/18		10.21	0.19		0.64	0.83	(0.30)	(0.32)	(0.62)	10.42	8.17	226		0.17	[e]	0.06	[e]	1.85		17
	5/31/17		9.76	0.21		0.87	1.08	(0.25)	(0.38)	(0.63)	10.21	11.56	107		0.13	[e]	0.02	[e]	2.06		21
	5/31/16‡		10.48	0.07		(0.01)	0.06	(0.24)	(0.54)	(0.78)	9.76	0.88 [b]	102		0.14	[c,e]	0.03	[c,e]	1.43	[c]	14
Premier Class:	5/31/19		10.40	0.22		(0.14)	0.08	(0.29)	(0.49)	(0.78)	9.70	1.27	401,306		0.50	[f]	0.38	[f]	2.21		23
	5/31/18		10.19	0.21		0.61	0.82	(0.29)	(0.32)	(0.61)	10.40	7.94	503,806		0.26	[e]	0.15	[e]	1.97		17
	5/31/17		9.74	0.19		0.87	1.06	(0.23)	(0.38)	(0.61)	10.19	11.44	513,388		0.26	[e]	0.15	[e]	1.90		21
	5/31/16		10.69	0.18		(0.36)	(0.18)	(0.23)	(0.54)	(0.77)	9.74	(1.42)	438,819		0.27	[e]	0.15	[e]	1.83		14
	5/31/15		10.84	0.18		0.45	0.63	(0.31)	(0.47)	(0.78)	10.69	6.10	377,734		0.27	[e]	0.15	[e]	1.67		13
Retirement Class:	5/31/19		13.10	0.27		(0.16)	0.11	(0.27)	(0.49)	(0.76)	12.45	1.18	1,032,037		0.60	[f]	0.49	[f]	2.09		23
	5/31/18		12.69	0.24		0.76	1.00	(0.27)	(0.32)	(0.59)	13.10	7.89	1,146,465		0.36	[e]	0.25	[e]	1.86		17
	5/31/17		11.98	0.22		1.09	1.31	(0.22)	(0.38)	(0.60)	12.69	11.33	1,151,160		0.36	[e]	0.25	[e]	1.80		21
	5/31/16		12.96	0.21		(0.44)	(0.23)	(0.21)	(0.54)	(0.75)	11.98	(1.54)	1,033,003		0.42	[e]	0.25	[e]	1.73		14
	5/31/15		12.97	0.20		0.56	0.76	(0.30)	(0.47)	(0.77)	12.96	6.04	1,054,395		0.42	[e]	0.25	[e]	1.56		13
LIFECYCLE 2025 FUND
Institutional Class:	5/31/19		10.68	0.22		(0.21)	0.01	(0.30)	(0.50)	(0.80)	9.89	0.58	2,786,751		0.37	[f]	0.25	[f]	2.18		20
	5/31/18		10.33	0.21		0.75	0.96	(0.30)	(0.31)	(0.61)	10.68	9.46	2,580,691		0.11	[e]	0.00	[e]	2.00		16
	5/31/17		9.76	0.20		1.01	1.21	(0.24)	(0.40)	(0.64)	10.33	12.89	2,135,802		0.11	[e]	0.00	[e]	1.97		20
	5/31/16		10.81	0.19		(0.43)	(0.24)	(0.24)	(0.57)	(0.81)	9.76	(1.96)	1,633,946		0.12	[e]	0.00	[e]	1.96		11
	5/31/15		10.90	0.19		0.53	0.72	(0.34)	(0.47)	(0.81)	10.81	6.93	1,468,702		0.12	[e]	0.00	[e]	1.79		12
Advisor Class:	5/31/19		10.68	0.22		(0.22)	0.00	(0.30)	(0.50)	(0.80)	9.88	0.53	125		0.40	[f]	0.28	[f]	2.18		20
	5/31/18		10.33	0.21		0.75	0.96	(0.30)	(0.31)	(0.61)	10.68	9.30	133		0.17	[e]	0.05	[e]	1.96		16
	5/31/17		9.76	0.20		1.00	1.20	(0.23)	(0.40)	(0.63)	10.33	12.86	125		0.15	[e]	0.04	[e]	1.97		20
	5/31/16	‡	10.54	0.06		(0.03)	0.03	(0.24)	(0.57)	(0.81)	9.76	0.54 [b]	102		0.14	[c,e]	0.02	[c,e]	1.31	[c]	11
Premier Class:	5/31/19		10.63	0.21		(0.22)	(0.01)	(0.28)	(0.50)	(0.78)	9.84	0.51	488,247		0.51	[f]	0.39	[f]	2.06		20
	5/31/18		10.28	0.20		0.75	0.95	(0.29)	(0.31)	(0.60)	10.63	9.24	573,643		0.26	[e]	0.15	[e]	1.86		16
	5/31/17		9.72	0.18		1.00	1.18	(0.22)	(0.40)	(0.62)	10.28	12.67	573,869		0.26	[e]	0.15	[e]	1.84		20
	5/31/16		10.76	0.18		(0.42)	(0.24)	(0.23)	(0.57)	(0.80)	9.72	(2.02)	469,798		0.27	[e]	0.15	[e]	1.82		11
	5/31/15		10.86	0.18		0.51	0.69	(0.32)	(0.47)	(0.79)	10.76	6.69	382,956		0.27	[e]	0.15	[e]	1.63		12
Retirement Class:	5/31/19		13.57	0.26		(0.27)	(0.01)	(0.27)	(0.50)	(0.77)	12.79	0.33	1,131,196		0.61	[f]	0.50	[f]	1.95		20
	5/31/18		12.97	0.24		0.94	1.18	(0.27)	(0.31)	(0.58)	13.57	9.12	1,220,041		0.36	[e]	0.25	[e]	1.75		16
	5/31/17		12.10	0.22		1.26	1.48	(0.21)	(0.40)	(0.61)	12.97	12.60	1,164,361		0.36	[e]	0.25	[e]	1.74		20
	5/31/16		13.19	0.21		(0.52)	(0.31)	(0.21)	(0.57)	(0.78)	12.10	(2.17)	1,000,951		0.42	[e]	0.25	[e]	1.71		11
	5/31/15		13.13	0.20		0.63	0.83	(0.30)	(0.47)	(0.77)	13.19	6.62	1,029,164		0.42	[e]	0.25	[e]	1.54		12

74	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands)	expenses		expenses		(loss)		rate

LIFECYCLE 2030 FUND
Institutional Class:	5/31/19		$10.78	$0.21		$(0.29)	$(0.08)	$(0.30)	$(0.53)	$(0.83)	$ 9.87	(0.25)%	$2,793,594	0.38%[f]		0.26%[f]		2.03%		20%
	5/31/18		10.33	0.20		0.90	1.10	(0.31)	(0.34)	(0.65)	10.78	10.76	2,626,467	0.11	[e]	0.00	[e]	1.89		12
	5/31/17		9.68	0.19		1.12	1.31	(0.23)	(0.43)	(0.66)	10.33	14.06	2,139,891	0.11	[e]	0.00	[e]	1.90		20
	5/31/16		10.81	0.19		(0.49)	(0.30)	(0.24)	(0.59)	(0.83)	9.68	(2.51)	1,645,188	0.12	[e]	0.00	[e]	1.93		12
	5/31/15		10.86	0.19		0.58	0.77	(0.34)	(0.48)	(0.82)	10.81	7.48	1,495,152	0.12	[e]	0.00	[e]	1.77		11
Advisor Class:	5/31/19		10.78	0.21		(0.30)	(0.09)	(0.29)	(0.53)	(0.82)	9.87	(0.32)	117	0.43	[f]	0.32	[f]	2.01		20
	5/31/18		10.34	0.20		0.89	1.09	(0.31)	(0.34)	(0.65)	10.78	10.63	124	0.15	[e]	0.04	[e]	1.88		12
	5/31/17		9.68	0.19		1.12	1.31	(0.22)	(0.43)	(0.65)	10.34	14.15	109	0.13	[e]	0.02	[e]	1.92		20
	5/31/16	‡	10.52	0.05		(0.06)	(0.01)	(0.24)	(0.59)	(0.83)	9.68	0.15 [b]	102	0.14	[c,e]	0.03	[c,e]	1.19	[c]	12
Premier Class:	5/31/19		10.73	0.20		(0.30)	(0.10)	(0.28)	(0.53)	(0.81)	9.82	(0.33)	505,271	0.52	[f]	0.40	[f]	1.90		20
	5/31/18		10.28	0.19		0.89	1.08	(0.29)	(0.34)	(0.63)	10.73	10.56	585,462	0.26	[e]	0.15	[e]	1.76		12
	5/31/17		9.64	0.17		1.11	1.28	(0.21)	(0.43)	(0.64)	10.28	13.85	562,680	0.26	[e]	0.15	[e]	1.76		20
	5/31/16		10.77	0.18		(0.50)	(0.32)	(0.22)	(0.59)	(0.81)	9.64	(2.67)	458,645	0.27	[e]	0.15	[e]	1.80		12
	5/31/15		10.82	0.17		0.59	0.76	(0.33)	(0.48)	(0.81)	10.77	7.35	384,809	0.27	[e]	0.15	[e]	1.62		11
Retirement Class:	5/31/19		13.96	0.24		(0.37)	(0.13)	(0.26)	(0.53)	(0.79)	13.04	(0.54)	1,062,709	0.62	[f]	0.50	[f]	1.79		20
	5/31/18		13.21	0.23		1.14	1.37	(0.28)	(0.34)	(0.62)	13.96	10.43	1,139,069	0.36	[e]	0.25	[e]	1.64		12
	5/31/17		12.20	0.21		1.43	1.64	(0.20)	(0.43)	(0.63)	13.21	13.83	1,064,614	0.36	[e]	0.25	[e]	1.66		20
	5/31/16		13.39	0.21		(0.60)	(0.39)	(0.21)	(0.59)	(0.80)	12.20	(2.73)	885,365	0.42	[e]	0.25	[e]	1.69		12
	5/31/15		13.26	0.20		0.72	0.92	(0.31)	(0.48)	(0.79)	13.39	7.22	920,141	0.42	[e]	0.25	[e]	1.52		11

LIFECYCLE 2035 FUND
Institutional Class:	5/31/19		10.99	0.20		(0.38)	(0.18)	(0.29)	(0.55)	(0.84)	9.97	(1.08)	2,855,455	0.38	[f]	0.27	[f]	1.87		17
	5/31/18		10.44	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.99	11.98	2,729,789	0.11	[e]	0.00	[e]	1.76		13
	5/31/17		9.68	0.18		1.24	1.42	(0.21)	(0.45)	(0.66)	10.44	15.36	2,238,549	0.11	[e]	0.00	[e]	1.79		21
	5/31/16		10.92	0.18		(0.55)	(0.37)	(0.22)	(0.65)	(0.87)	9.68	(3.08)	1,721,118	0.12	[e]	0.00	[e]	1.82		11
	5/31/15		10.97	0.18		0.63	0.81	(0.34)	(0.52)	(0.86)	10.92	7.83	1,562,158	0.12	[e]	0.00	[e]	1.67		11
Advisor Class:	5/31/19		10.98	0.20		(0.38)	(0.18)	(0.29)	(0.55)	(0.84)	9.96	(1.11)	110	0.40	[f]	0.29	[f]	1.89		17
	5/31/18		10.43	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.98	11.96	121	0.15	[e]	0.04	[e]	1.74		13
	5/31/17		9.68	0.18		1.23	1.41	(0.21)	(0.45)	(0.66)	10.43	15.24	114	0.13	[e]	0.02	[e]	1.82		21
	5/31/16	‡	10.60	0.04		(0.09)	(0.05)	(0.22)	(0.65)	(0.87)	9.68	(0.17)[b]	102	0.14	[c,e]	0.03	[c,e]	0.99	[c]	11
Premier Class:	5/31/19		10.95	0.18		(0.38)	(0.20)	(0.27)	(0.55)	(0.82)	9.93	(1.25)	550,501	0.52	[f]	0.41	[f]	1.75		17
	5/31/18		10.41	0.18		1.03	1.21	(0.30)	(0.37)	(0.67)	10.95	11.76	627,471	0.26	[e]	0.15	[e]	1.63		13
	5/31/17		9.65	0.16		1.25	1.41	(0.20)	(0.45)	(0.65)	10.41	15.25	592,434	0.26	[e]	0.15	[e]	1.65		21
	5/31/16		10.90	0.17		(0.56)	(0.39)	(0.21)	(0.65)	(0.86)	9.65	(3.33)	467,084	0.27	[e]	0.15	[e]	1.68		11
	5/31/15		10.94	0.17		0.64	0.81	(0.33)	(0.52)	(0.85)	10.90	7.78	384,423	0.27	[e]	0.15	[e]	1.52		11
Retirement Class:	5/31/19		14.50	0.23		(0.49)	(0.26)	(0.25)	(0.55)	(0.80)	13.44	(1.37)	980,659	0.63	[f]	0.51	[f]	1.63		17
	5/31/18		13.58	0.22		1.35	1.57	(0.28)	(0.37)	(0.65)	14.50	11.67	1,038,703	0.36	[e]	0.25	[e]	1.51		13
	5/31/17		12.40	0.20		1.61	1.81	(0.18)	(0.45)	(0.63)	13.58	15.10	970,096	0.36	[e]	0.25	[e]	1.55		21
	5/31/16		13.73	0.20		(0.69)	(0.49)	(0.19)	(0.65)	(0.84)	12.40	(3.36)	808,408	0.42	[e]	0.25	[e]	1.58		11
	5/31/15		13.57	0.19		0.80	0.99	(0.31)	(0.52)	(0.83)	13.73	7.60	871,827	0.42	[e]	0.25	[e]	1.43		11

76	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands)	expenses		expenses		(loss)		rate

LIFECYCLE 2040 FUND
Institutional Class:	5/31/19		$11.15	$0.18		$(0.47)	$(0.29)	$(0.29)	$(0.66)	$(0.95)	$ 9.91	(2.09)%	$3,346,627	0.39%[f]		0.27%[f]		1.68%		18%
	5/31/18		10.51	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.15	13.28	3,322,450	0.11	[e]	0.00	[e]	1.60		14
	5/31/17		9.67	0.17		1.37	1.54	(0.19)	(0.51)	(0.70)	10.51	16.65	2,799,289	0.11	[e]	0.00	[e]	1.67		25
	5/31/16		11.05	0.17		(0.62)	(0.45)	(0.21)	(0.72)	(0.93)	9.67	(3.83)	2,177,059	0.11	[e]	0.00	[e]	1.70		11
	5/31/15		11.07	0.17		0.70	0.87	(0.35)	(0.54)	(0.89)	11.05	8.35	2,002,921	0.12	[e]	0.00	[e]	1.60		11
Advisor Class:	5/31/19		11.14	0.18		(0.48)	(0.30)	(0.28)	(0.66)	(0.94)	9.90	(2.13)	130	0.41	[f]	0.30	[f]	1.70		18
	5/31/18		10.50	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.14	13.27	117	0.14	[e]	0.03	[e]	1.62		14
	5/31/17		9.67	0.17		1.36	1.53	(0.19)	(0.51)	(0.70)	10.50	16.52	110	0.13	[e]	0.02	[e]	1.70		25
	5/31/16	‡	10.69	0.04		(0.13)	(0.09)	(0.21)	(0.72)	(0.93)	9.67	(0.60)[b]	102	0.14	[c,e]	0.03	[c,e]	0.78	[c]	11
Premier Class:	5/31/19		11.11	0.16		(0.47)	(0.31)	(0.27)	(0.66)	(0.93)	9.87	(2.28)	678,439	0.53	[f]	0.41	[f]	1.56		18
	5/31/18		10.47	0.16		1.20	1.36	(0.30)	(0.42)	(0.72)	11.11	13.17	781,576	0.26	[e]	0.15	[e]	1.48		14
	5/31/17		9.65	0.15		1.36	1.51	(0.18)	(0.51)	(0.69)	10.47	16.30	752,059	0.26	[e]	0.15	[e]	1.52		25
	5/31/16		11.02	0.15		(0.60)	(0.45)	(0.20)	(0.72)	(0.92)	9.65	(3.89)	597,044	0.26	[e]	0.15	[e]	1.56		11
	5/31/15		11.04	0.16		0.69	0.85	(0.33)	(0.54)	(0.87)	11.02	8.21	514,930	0.27	[e]	0.15	[e]	1.47		11
Retirement Class:	5/31/19		15.03	0.21		(0.62)	(0.41)	(0.25)	(0.66)	(0.91)	13.71	(2.37)	1,176,223	0.63	[f]	0.52	[f]	1.44		18
	5/31/18		13.93	0.20		1.60	1.80	(0.28)	(0.42)	(0.70)	15.03	13.05	1,283,032	0.36	[e]	0.25	[e]	1.36		14
	5/31/17		12.61	0.19		1.80	1.99	(0.16)	(0.51)	(0.67)	13.93	16.29	1,182,985	0.36	[e]	0.25	[e]	1.43		25
	5/31/16		14.10	0.19		(0.78)	(0.59)	(0.18)	(0.72)	(0.90)	12.61	(4.03)	1,000,745	0.41	[e]	0.25	[e]	1.47		11
	5/31/15		13.89	0.19		0.87	1.06	(0.31)	(0.54)	(0.85)	14.10	8.03	1,116,406	0.42	[e]	0.25	[e]	1.36		11

LIFECYCLE 2045 FUND
Institutional Class:	5/31/19		12.88	0.19		(0.59)	(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	1,915,136	0.40	[f]	0.28	[f]	1.55		13
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.96	1,756,138	0.11	[e]	0.00	[e]	1.52		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.07	1,337,130	0.12	[e]	0.00	[e]	1.61		23
	5/31/16		11.44	0.18		(0.63)	(0.45)	(0.20)	(0.37)	(0.57)	10.42	(3.71)	922,057	0.12	[e]	0.00	[e]	1.68		8
	5/31/15		11.11	0.18		0.71	0.89	(0.32)	(0.24)	(0.56)	11.44	8.31	749,747	0.13	[e]	0.00	[e]	1.59		8
Advisor Class:	5/31/19		12.88	0.20		(0.60)	(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	117	0.39	[f]	0.28	[f]	1.57		13
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.94	126	0.12	[e]	0.01	[e]	1.53		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.05	115	0.13	[e]	0.01	[e]	1.64		23
	5/31/16	‡	11.08	0.04		(0.13)	(0.09)	(0.20)	(0.37)	(0.57)	10.42	(0.60)[b]	102	0.15	[c,e]	0.03	[c,e]	0.73	[c]	8
Premier Class:	5/31/19		12.82	0.17		(0.59)	(0.42)	(0.28)	(0.29)	(0.57)	11.83	(2.96)	435,004	0.54	[f]	0.42	[f]	1.41		13
	5/31/18		11.68	0.17		1.43	1.60	(0.35)	(0.11)	(0.46)	12.82	13.78	451,707	0.26	[e]	0.15	[e]	1.39		11
	5/31/17		10.38	0.16		1.55	1.71	(0.13)	(0.28)	(0.41)	11.68	16.88	390,630	0.27	[e]	0.15	[e]	1.47		23
	5/31/16		11.40	0.16		(0.62)	(0.46)	(0.19)	(0.37)	(0.56)	10.38	(3.86)	280,898	0.27	[e]	0.15	[e]	1.55		8
	5/31/15		11.08	0.16		0.71	0.87	(0.31)	(0.24)	(0.55)	11.40	8.10	207,328	0.28	[e]	0.15	[e]	1.47		8
Retirement Class:	5/31/19		12.78	0.16		(0.58)	(0.42)	(0.27)	(0.29)	(0.56)	11.80	(3.00)	599,598	0.64	[f]	0.52	[f]	1.30		13
	5/31/18		11.65	0.16		1.42	1.58	(0.34)	(0.11)	(0.45)	12.78	13.62	609,733	0.36	[e]	0.25	[e]	1.27		11
	5/31/17		10.35	0.15		1.55	1.70	(0.12)	(0.28)	(0.40)	11.65	16.82	532,695	0.37	[e]	0.25	[e]	1.38		23
	5/31/16		11.37	0.15		(0.63)	(0.48)	(0.17)	(0.37)	(0.54)	10.35	(3.98)	402,825	0.42	[e]	0.25	[e]	1.45		8
	5/31/15		11.05	0.15		0.71	0.86	(0.30)	(0.24)	(0.54)	11.37	8.00	395,217	0.43	[e]	0.25	[e]	1.37		8

78	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	79

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands)	expenses		expenses		(loss)		rate

LIFECYCLE 2050 FUND
Institutional Class:	5/31/19		$12.95	$0.19		$(0.61)	$(0.42)	$(0.30)	$(0.29)	$(0.59)	$11.94	(2.97)%	$1,267,704	0.40%[f]		0.28%[f]		1.52%		12%
	5/31/18		11.77	0.19		1.47	1.66	(0.37)	(0.11)	(0.48)	12.95	14.16	1,131,187	0.12	[e]	0.00	[e]	1.49		10
	5/31/17		10.42	0.17		1.59	1.76	(0.14)	(0.27)	(0.41)	11.77	17.29	819,879	0.12	[e]	0.00	[e]	1.59		22
	5/31/16		11.42	0.17		(0.61)	(0.44)	(0.20)	(0.36)	(0.56)	10.42	(3.67)	550,907	0.13	[e]	0.00	[e]	1.66		9
	5/31/15		11.08	0.18		0.71	0.89	(0.32)	(0.23)	(0.55)	11.42	8.30	423,230	0.13	[e]	0.00	[e]	1.59		7
Advisor Class:	5/31/19		12.95	0.19		(0.60)	(0.41)	(0.30)	(0.29)	(0.59)	11.95	(2.90)	117	0.40	[f]	0.28	[f]	1.55		12
	5/31/18		11.77	0.19		1.47	1.66	(0.37)	(0.11)	(0.48)	12.95	14.15	127	0.13	[e]	0.01	[e]	1.50		10
	5/31/17		10.42	0.18		1.58	1.76	(0.14)	(0.27)	(0.41)	11.77	17.27	115	0.14	[e]	0.01	[e]	1.62		22
	5/31/16	‡	11.06	0.03		(0.11)	(0.08)	(0.20)	(0.36)	(0.56)	10.42	(0.55)[b]	102	0.16	[c,e]	0.03	[c,e]	0.70	[c]	9
Premier Class:	5/31/19		12.89	0.17		(0.60)	(0.43)	(0.28)	(0.29)	(0.57)	11.89	(3.07)	319,987	0.55	[f]	0.43	[f]	1.38		12
	5/31/18		11.72	0.17		1.46	1.63	(0.35)	(0.11)	(0.46)	12.89	13.99	319,950	0.27	[e]	0.15	[e]	1.37		10
	5/31/17		10.39	0.16		1.57	1.73	(0.13)	(0.27)	(0.40)	11.72	16.99	269,303	0.27	[e]	0.15	[e]	1.45		22
	5/31/16		11.38	0.16		(0.60)	(0.44)	(0.19)	(0.36)	(0.55)	10.39	(3.73)	180,517	0.28	[e]	0.15	[e]	1.53		9
	5/31/15		11.05	0.17		0.70	0.87	(0.31)	(0.23)	(0.54)	11.38	8.09	130,718	0.28	[e]	0.15	[e]	1.51		7
Retirement Class:	5/31/19		12.85	0.16		(0.60)	(0.44)	(0.27)	(0.29)	(0.56)	11.85	(3.19)	399,296	0.65	[f]	0.53	[f]	1.27		12
	5/31/18		11.68	0.16		1.46	1.62	(0.34)	(0.11)	(0.45)	12.85	13.93	396,498	0.37	[e]	0.25	[e]	1.25		10
	5/31/17		10.35	0.15		1.57	1.72	(0.12)	(0.27)	(0.39)	11.68	16.95	338,305	0.37	[e]	0.25	[e]	1.35		22
	5/31/16		11.35	0.15		(0.62)	(0.47)	(0.17)	(0.36)	(0.53)	10.35	(3.93)	243,273	0.43	[e]	0.25	[e]	1.44		9
	5/31/15		11.02	0.15		0.70	0.85	(0.29)	(0.23)	(0.52)	11.35	7.98	235,899	0.43	[e]	0.25	[e]	1.35		7

LIFECYCLE 2055 FUND
Institutional Class:	5/31/19		14.69	0.21		(0.70)	(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.04)	404,603	0.43	[f]	0.29	[f]	1.49		10
	5/31/18		13.31	0.21		1.67	1.88	(0.39)	(0.11)	(0.50)	14.69	14.29	307,441	0.14	[e]	0.00	[e]	1.45		9
	5/31/17		11.72	0.19		1.82	2.01	(0.17)	(0.25)	(0.42)	13.31	17.43	182,552	0.16	[e]	0.00	[e]	1.56		18
	5/31/16		12.77	0.19		(0.67)	(0.48)	(0.22)	(0.35)	(0.57)	11.72	(3.62)	97,784	0.19	[e]	0.00	[e]	1.62		24
	5/31/15		12.33	0.20		0.79	0.99	(0.35)	(0.20)	(0.55)	12.77	8.31	59,787	0.21	[e]	0.00	[e]	1.58		9
Advisor Class:	5/31/19		14.69	0.22		(0.71)	(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.05)	119	0.42	[f]	0.28	[f]	1.52		10
	5/31/18		13.31	0.21		1.67	1.88	(0.39)	(0.11)	(0.50)	14.69	14.28	128	0.15	[e]	0.01	[e]	1.47		9
	5/31/17		11.72	0.20		1.80	2.00	(0.16)	(0.25)	(0.41)	13.31	17.41	116	0.18	[e]	0.02	[e]	1.59		18
	5/31/16	‡	12.36	0.04		(0.11)	(0.07)	(0.22)	(0.35)	(0.57)	11.72	(0.44)[b]	102	0.21	[c,e]	0.03	[c,e]	0.67	[c]	24
Premier Class:	5/31/19		14.63	0.19		(0.69)	(0.50)	(0.31)	(0.26)	(0.57)	13.56	(3.14)	135,603	0.57	[f]	0.43	[f]	1.35		10
	5/31/18		13.26	0.19		1.67	1.86	(0.38)	(0.11)	(0.49)	14.63	14.13	118,351	0.29	[e]	0.15	[e]	1.35		9
	5/31/17		11.68	0.17		1.81	1.98	(0.15)	(0.25)	(0.40)	13.26	17.27	84,446	0.31	[e]	0.15	[e]	1.42		18
	5/31/16		12.73	0.17		(0.66)	(0.49)	(0.21)	(0.35)	(0.56)	11.68	(3.76)	45,977	0.34	[e]	0.15	[e]	1.49		24
	5/31/15		12.30	0.18		0.79	0.97	(0.34)	(0.20)	(0.54)	12.73	8.13	26,407	0.36	[e]	0.15	[e]	1.47		9
Retirement Class:	5/31/19		14.63	0.17		(0.68)	(0.51)	(0.30)	(0.26)	(0.56)	13.56	(3.24)	155,354	0.67	[f]	0.53	[f]	1.24		10
	5/31/18		13.26	0.17		1.67	1.84	(0.36)	(0.11)	(0.47)	14.63	14.03	137,389	0.39	[e]	0.25	[e]	1.22		9
	5/31/17		11.69	0.16		1.80	1.96	(0.14)	(0.25)	(0.39)	13.26	17.06	101,070	0.41	[e]	0.25	[e]	1.31		18
	5/31/16		12.73	0.16		(0.66)	(0.50)	(0.19)	(0.35)	(0.54)	11.69	(3.81)	60,056	0.49	[e]	0.25	[e]	1.33		24
	5/31/15		12.30	0.17		0.79	0.96	(0.33)	(0.20)	(0.53)	12.73	8.02	55,577	0.51	[e]	0.25	[e]	1.35		9

80	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	81

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands)	expenses		expenses		(loss)		rate

LIFECYCLE 2060 FUND
Institutional Class:	5/31/19		$12.02	$0.18		$(0.59)	$(0.41)	$(0.27)	$(0.21)	$(0.48)	$11.13	(3.17)%	$81,477	0.55%[f]		0.29%[f]		1.54%		36%
	5/31/18		10.81	0.16		1.39	1.55	(0.29)	(0.05)	(0.34)	12.02	14.51	58,836	0.34	[e]	0.00	[e]	1.39		37
	5/31/17		9.51	0.14		1.50	1.64	(0.14)	(0.20)	(0.34)	10.81	17.52	19,932	0.75	[e]	0.00	[e]	1.44		79
	5/31/16		10.48	0.16		(0.55)	(0.39)	(0.19)	(0.39)	(0.58)	9.51	(3.52)	5,533	1.15	[e]	0.00	[e]	1.67		54
	5/31/15	^	10.00	0.14		0.60	0.74	(0.26)	—	(0.26)	10.48	7.55 [b]	5,622	1.64	[c,e]	0.00	[c,e]	2.06	[c]	12	[b]
Advisor Class:	5/31/19		12.02	0.17		(0.58)	(0.41)	(0.27)	(0.21)	(0.48)	11.13	(3.20)	115	0.55	[f]	0.30	[f]	1.51		36
	5/31/18		10.81	0.16		1.39	1.55	(0.29)	(0.05)	(0.34)	12.02	14.47	133	0.38	[e]	0.04	[e]	1.41		37
	5/31/17		9.51	0.15		1.48	1.63	(0.13)	(0.20)	(0.33)	10.81	17.50	119	0.77	[e]	0.03	[e]	1.53		79
	5/31/16	‡	10.15	0.03		(0.09)	(0.06)	(0.19)	(0.39)	(0.58)	9.51	(0.39)[b]	102	1.16	[c,e]	0.02	[c,e]	0.65	[c]	54
Premier Class:	5/31/19		12.00	0.16		(0.59)	(0.43)	(0.25)	(0.21)	(0.46)	11.11	(3.31)	18,553	0.70	[f]	0.44	[f]	1.39		36
	5/31/18		10.80	0.15		1.38	1.53	(0.28)	(0.05)	(0.33)	12.00	14.32	13,028	0.49	[e]	0.15	[e]	1.30		37
	5/31/17		9.50	0.13		1.49	1.62	(0.12)	(0.20)	(0.32)	10.80	17.41	5,826	0.90	[e]	0.15	[e]	1.32		79
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.68)	2,527	1.30	[e]	0.15	[e]	1.52		54
	5/31/15	^	10.00	0.13		0.60	0.73	(0.26)	—	(0.26)	10.47	7.40 [b]	2,686	1.82	[c,e]	0.15	[c,e]	1.92	[c]	12	[b]
Retirement Class:	5/31/19		11.99	0.15		(0.59)	(0.44)	(0.24)	(0.21)	(0.45)	11.10	(3.41)	27,045	0.79	[f]	0.53	[f]	1.27		36
	5/31/18		10.79	0.13		1.39	1.52	(0.27)	(0.05)	(0.32)	11.99	14.24	24,314	0.59	[e]	0.25	[e]	1.07		37
	5/31/17		9.50	0.12		1.49	1.61	(0.12)	(0.20)	(0.32)	10.79	17.23	10,908	1.00	[e]	0.25	[e]	1.20		79
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.74)	4,652	1.45	[e]	0.25	[e]	1.55		54
	5/31/15	^	10.00	0.12		0.60	0.72	(0.25)	—	(0.25)	10.47	7.38 [b]	3,165	1.99	[c,e]	0.25	[c,e]	1.77	[c]	12	[b]

^	The Fund commenced operations on September 26, 2014.
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the underlying Funds. Beginning October 1, 2018, the Lifecycle Funds expenses include the expenses of the underlying Funds, excluding the expenses of the Real Property Fund.
[j]	Short-term and Long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

82	2019 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	83

Notes to financial statements

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On September 28, 2018, the Funds exchanged their shares held in the Institutional Class of the affiliated TIAA-CREF Funds for shares of Class W. Prior to October 1, 2018, the Funds incurred the fees of the affiliated TIAA-CREF Funds indirectly. Beginning October 1, 2018, the Funds directly incur their pro rata portion of the expenses of the affiliated TIAA-CREF Funds, excluding other investment pools or investment products. Refer to Note 3 for further details on the transaction and related impact.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are

84	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2019, permanent book and tax differences resulting primarily from the utilization of equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	85

Notes to financial statements

Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement as of November 30, 2018. This implementation did not have a material impact on the Funds’ financial statements and various filings. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Forms N-CEN and N-PORT have been implemented and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule have been implemented and did not have a material impact on the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant or outdated in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. This final rule was effective for filings after November 5, 2018. Management has implemented the above changes for the current reporting period. In addition, certain amounts within each Fund’s Statement of changes in net assets for the prior fiscal period have been modified to conform to the current year’s presentation of distributable earnings. This change did not impact the total amount of distributable earnings from the prior period.

86	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

The Funds’ distributions from the prior fiscal period were paid from net investment income and realized gains as indicated in the following table:

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(5,022,548)	$(19,032,957)	$(29,452,291)	$(57,713,711)	$(66,885,938)	$(68,293,172)
Advisor Class	(2,954)	(3,104)	(3,089)	(5,761)	(3,471)	(3,487)
Premier Class	(948,986)	(3,983,375)	(6,861,024)	(14,228,865)	(16,202,926)	(16,376,963)
Retirement Class	(4,475,467)	(9,063,524)	(13,675,235)	(23,817,520)	(24,293,889)	(22,195,414)
Retail Class	(2,683,624)	—	—	—	—	—
From realized gains:
Institutional Class	(1,514,281)	(13,438,701)	(32,943,840)	(61,100,504)	(68,888,629)	(74,962,470)
Advisor Class	(904)	(2,203)	(3,493)	(6,115)	(3,641)	(3,861)
Premier Class	(304,101)	(2,971,165)	(8,101,884)	(15,880,043)	(17,578,573)	(18,908,710)
Retirement Class	(1,503,163)	(7,161,759)	(17,183,585)	(28,268,703)	(28,022,340)	(27,301,954)
Retail Class	(898,848)	—	—	—	—	—
Total distributions	$(17,354,876)	$(55,656,788)	$(108,224,441)	$(201,021,222)	$(221,879,407)	$(228,046,031)

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(71,013,152)	$(87,240,107)	$(46,038,357)	$(28,460,318)	$(6,640,332)	$(949,266)
Advisor Class	(3,402)	(3,356)	(3,595)	(3,582)	(3,433)	(3,211)
Premier Class	(17,480,037)	(21,899,149)	(12,530,339)	(8,689,645)	(2,855,400)	(246,351)
Retirement Class	(19,692,567)	(23,715,503)	(15,966,295)	(10,202,080)	(3,135,070)	(367,250)
From realized gains:
Institutional Class	(84,219,852)	(115,522,978)	(13,234,654)	(8,320,936)	(1,913,886)	(174,208)
Advisor Class	(4,079)	(4,473)	(1,038)	(1,052)	(994)	(597)
Premier Class	(21,797,078)	(30,505,938)	(3,773,812)	(2,661,235)	(861,175)	(47,071)
Retirement Class	(26,248,768)	(35,359,127)	(4,978,894)	(3,233,850)	(978,694)	(72,705)
Total distributions	$(240,458,935)	$(314,250,631)	$(96,526,984)	$(61,572,698)	$(16,388,984)	$(1,860,659)

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	87

Notes to financial statements

For the prior fiscal period, the following Undistributed net investment income (loss) included in net assets was disclosed:

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
Undistributed net investment income (loss) included in net assets	$1,409,235	$8,124,829	$11,975,929	$21,610,750	$21,302,334	$17,389,393

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund
Undistributed net investment income (loss) included in net assets	$13,765,900	$11,162,006	$4,001,746	$2,297,604	$560,241	$74,128

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

88	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

The following table summarizes the market value of the Funds’ investments as of May 31, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$494,840,133	$—	$—	$—	$494,840,133
TIAA-CREF Real Property Fund LP	—	—	—	23,908,073	23,908,073
Total	$494,840,133	$—	$—	$23,908,073	$518,748,206
Lifecycle 2010
Registered investment companies	$1,108,366,233	$—	$—	$—	$1,108,366,233
TIAA-CREF Real Property Fund LP	—	—	—	53,568,892	53,568,892
Total	$1,108,366,233	$—	$—	$53,568,892	$1,161,935,125
Lifecycle 2015
Registered investment companies	$1,698,176,630	$—	$—	$—	$1,698,176,630
TIAA-CREF Real Property Fund LP	—	—	—	82,127,737	82,127,737
Total	$1,698,176,630	$—	$—	$82,127,737	$1,780,304,367
Lifecycle 2020
Registered investment companies	$3,504,163,398	$—	$—	$—	$3,504,163,398
TIAA-CREF Real Property Fund LP	—	—	—	169,636,653	169,636,653
Total	$3,504,163,398	$—	$—	$169,636,653	$3,673,800,051
Lifecycle 2025
Registered investment companies	$4,193,165,745	$—	$—	$—	$4,193,165,745
TIAA-CREF Real Property Fund LP	—	—	—	203,181,012	203,181,012
Total	$4,193,165,745	$—	$—	$203,181,012	$4,396,346,757
Lifecycle 2030
Registered investment companies	$4,152,370,891	$—	$—	$—	$4,152,370,891
TIAA-CREF Real Property Fund LP	—	—	—	201,280,472	201,280,472
Total	$4,152,370,891	$—	$—	$201,280,472	$4,353,651,363
Lifecycle 2035
Registered investment companies	$4,174,330,492	$—	$—	$—	$4,174,330,492
TIAA-CREF Real Property Fund LP	—	—	—	202,639,020	202,639,020
Total	$4,174,330,492	$—	$—	$202,639,020	$4,376,969,512
Lifecycle 2040
Registered investment companies	$4,949,684,714	$—	$—	$—	$4,949,684,714
TIAA-CREF Real Property Fund LP	—	—	—	240,699,170	240,699,170
Total	$4,949,684,714	$—	$—	$240,699,170	$5,190,383,884

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	89

Notes to financial statements

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient[a]	Total
Lifecycle 2045
Registered investment companies	$2,806,405,817	$—	$—	$—	$2,806,405,817
TIAA-CREF Real Property Fund LP	—	—	—	136,519,247	136,519,247
Total	$2,806,405,817	$—	$—	$136,519,247	$2,942,925,064
Lifecycle 2050
Registered investment companies	$1,889,012,190	$—	$—	$—	$1,889,012,190
TIAA-CREF Real Property Fund LP	—	—	—	91,926,393	91,926,393
Total	$1,889,012,190	$—	$—	$91,926,393	$1,980,938,583
Lifecycle 2055
Registered investment companies	$661,194,684	$—	$—	$—	$661,194,684
TIAA-CREF Real Property Fund LP	—	—	—	32,144,453	32,144,453
Total	$661,194,684	$—	$—	$32,144,453	$693,339,137
Lifecycle 2060
Registered investment companies	$120,715,144	$—	$—	$—	$120,715,144
TIAA-CREF Real Property Fund LP	—	—	—	5,834,070	5,834,070
Total	$120,715,144	$—	$—	$5,834,070	$126,549,214

[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Note 3—investment adviser and affiliates

Prior to October 1, 2018, the Funds invested in Institutional Class shares of the underlying Funds of the Trust in which fees from the underlying Funds were incurred indirectly. As part of the transition to investing in Class W shares, the Funds have agreed, pursuant to certain contractual arrangements, to incur directly their pro rata portion of the investment management fees and certain other expenses (net of other waivers/reimbursements) allocable to Class W shares of the underlying Funds of the Trust in which the Funds invest.

Effective October 1, 2018, under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio, and the affiliated TIAA-CREF Funds management fee net of waiver and reimbursements (excluding the Class W investment management fee waiver and/or reimbursement). Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2021. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual

90	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2019. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board.

Effective May 1, 2019, Advisors has agreed to implement a voluntary waiver reducing the Advisor Class expense cap for the Lifecycle 2010 Fund to 0.02% and the Lifecycle 2015 Fund to 0.04%. Prior to May 1, 2019, the expense cap was 0.15%. The waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2019, there were no transactions with affiliated entities.

During the year ended May 31, 2019, TIAA received total proceeds of $10,882,174 from redemptions from the Lifecycle 2060 Fund.

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of May 31, 2019:

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	91

Notes to financial statements

Fund	TIAA Access
Lifecycle Retirement Income	9%
Lifecycle 2010	9
Lifecycle 2015	10
Lifecycle 2020	11
Lifecycle 2025	11
Lifecycle 2030	11
Lifecycle 2035	11
Lifecycle 2040	12
Lifecycle 2045	13
Lifecycle 2050	17
Lifecycle 2055	10
Lifecycle 2060	11

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the TIAA-CREF Real Property Fund LP (“RPF”) and in Class W shares of the affiliated TIAA-CREF Funds. On September 28, 2018, the Funds exchanged Institutional Class shares of the affiliated TIAA-CREF Funds for Class W shares of the affiliated TIAA-CREF Funds. These exchanges did not have an impact on net assets and are not included in the following tables (see Note 1 for details). Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle Retirement Income Fund
TIAA CREF Funds:
Bond	$110,889	$19,810	$28,103	$(770)	$4,065	$3,768	$105,891
Bond Plus	71,084	9,076	13,242	(583)	2,412	2,501	68,747
Emerging Markets Debt	10,283	3,448	2,597	(151)	269	598	11,252
Emerging Markets Equity	10,698	4,792	4,280	195	(1,053)	79	9,961
Growth & Income	29,041	7,749	8,775	2,890	(2,782)	396	26,181
High-Yield	10,893	1,612	3,350	(23)	(1)	575	9,131
Inflation-Linked Bond	54,602	6,943	9,395	(80)	736	1,406	52,806
International Bond	9,195	4,300	2,743	(30)	291	437	11,013
International Equity	12,966	4,889	3,069	374	(2,968)	282	11,645
International Opportunities	12,773	3,078	3,179	31	(1,089)	171	11,614
Large-Cap Growth	27,393	8,672	11,040	4,582	(3,468)	156	23,566
Large-Cap Value	24,537	9,504	7,783	2,079	(3,558)	479	22,713
Quant International Equity	17,578	5,118	6,051	646	(2,551)	493	14,119
Quant International Small-Cap Equity	8,507	2,107	1,469	(6)	(1,625)	230	7,299
Quant Large-Cap Growth	23,854	6,230	8,399	2,629	(2,189)	257	20,651
Quant Large-Cap Value	21,504	6,770	7,192	841	(1,556)	507	19,869
Quant Small-Cap Equity	8,374	3,653	4,899	1,354	(1,749)	58	5,712
Quant Small/Mid-Cap Equity	6,191	1,796	2,421	680	(738)	49	4,993
Short-Term Bond	57,257	14,587	14,668	(86)	587	1,557	57,677
TIAA-CREF Real Property Fund LPa	18,923	6,983	3,061	38	1,025	734	23,908
	$546,542	$131,117	$145,716	$14,610	$(15,942)	$14,733	$518,748

92	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle 2010 Fund
TIAA-CREF Funds:
Bond	$251,589	$41,654	$64,661	$(1,318)	$8,857	$8,475	$236,121
Bond Plus	161,327	14,543	26,703	(898)	5,101	5,628	153,370
Emerging Markets Debt	23,319	7,916	6,367	(375)	667	1,348	25,160
Emerging Markets Equity	25,722	9,188	9,118	942	(2,926)	189	22,872
Growth & Income	70,494	15,950	21,685	7,431	(7,077)	944	60,444
High-Yield	24,642	2,793	7,082	(184)	135	1,295	20,304
Inflation-Linked Bond	114,639	16,240	19,329	(262)	1,786	2,962	113,074
International Bond	20,803	8,992	5,828	(65)	661	990	24,563
International Equity	31,414	10,575	7,559	976	(7,118)	678	26,973
International Opportunities	30,981	5,977	7,464	512	(3,011)	413	26,995
Large-Cap Growth	66,384	17,612	26,083	13,674	(10,958)	373	54,499
Large-Cap Value	59,555	20,274	18,941	5,939	(9,422)	1,149	52,447
Quant International Equity	42,315	10,570	14,460	1,917	(6,388)	1,187	32,458
Quant International Small-Cap Equity	20,611	4,739	4,124	134	(3,991)	552	16,853
Quant Large-Cap Growth	57,894	12,673	20,505	7,447	(6,306)	618	47,656
Quant Large-Cap Value	52,128	13,139	16,582	2,423	(4,038)	1,217	45,875
Quant Small-Cap Equity	20,327	8,090	11,838	4,294	(5,184)	138	13,240
Quant Small/Mid-Cap Equity	15,019	3,789	5,919	2,010	(2,119)	113	11,545
Short-Term Bond	120,585	30,476	28,241	(26)	1,123	3,313	123,917
TIAA-CREF Real Property Fund LPa	43,476	15,241	7,551	49	2,354	1,662	53,569
	$1,253,224	$270,431	$330,040	$44,620	$(47,854)	$33,244	$1,161,935

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	93

Notes to financial statements

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle 2015 Fund
TIAA-CREF Funds:
Bond	$377,792	$61,766	$98,015	$(5,204)	$16,437	$12,657	$352,776
Bond Plus	242,603	19,890	39,373	(1,808)	8,060	8,412	229,372
Emerging Markets Debt	35,198	11,655	9,489	(526)	955	2,014	37,793
Emerging Markets Equity	44,310	14,412	14,089	98	(3,535)	319	39,613
Growth & Income	122,720	24,920	34,482	11,283	(10,586)	1,641	105,808
High-Yield	37,143	3,201	10,190	(603)	547	1,927	30,098
Inflation-Linked Bond	138,161	19,628	22,365	(1,845)	3,710	3,560	137,289
International Bond	31,114	13,565	8,841	(171)	1,079	1,460	36,746
International Equity	54,832	14,491	9,519	387	(10,930)	1,169	46,995
International Opportunities	53,894	9,410	12,046	151	(4,463)	710	46,946
Large-Cap Growth	115,828	27,598	42,517	17,591	(12,754)	645	95,139
Large-Cap Value	103,864	32,060	29,855	7,118	(13,036)	1,982	91,602
Quant International Equity	72,695	15,045	20,634	(661)	(6,933)	2,048	56,932
Quant International Small-Cap Equity	35,885	6,842	5,621	65	(6,786)	952	29,495
Quant Large-Cap Growth	100,912	19,669	33,098	10,228	(8,164)	1,065	83,428
Quant Large-Cap Value	90,874	20,595	26,349	2,009	(4,805)	2,107	80,255
Quant Small-Cap Equity	35,460	12,378	18,564	2,639	(4,200)	238	23,491
Quant Small/Mid-Cap Equity	26,185	5,806	9,545	3,053	(3,216)	198	20,154
Short-Term Bond	147,712	42,967	37,767	(505)	1,837	4,034	154,244
TIAA-CREF Real Property Fund LPa	67,051	21,739	10,347	249	3,436	2,548	82,128
	$1,934,233	$397,637	$492,706	$43,548	$(53,347)	$49,686	$1,780,304

94	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle 2020 Fund
TIAA-CREF Funds:
Bond	$696,335	$141,035	$166,463	$(8,450)	$30,411	$23,976	$692,868
Bond Plus	448,046	51,063	59,980	(2,956)	15,138	15,936	451,311
Emerging Markets Debt	64,775	24,425	15,362	(887)	1,804	3,815	74,755
Emerging Markets Equity	99,742	31,974	27,664	1,046	(8,871)	725	92,633
Growth & Income	279,519	50,147	62,901	25,956	(24,392)	3,785	249,837
High-Yield	68,670	8,474	18,185	(941)	805	3,617	58,823
Inflation-Linked Bond	196,935	36,267	27,462	(2,352)	5,336	5,149	208,724
International Bond	56,480	28,965	14,855	(279)	2,067	2,765	72,378
International Equity	124,616	35,166	19,109	1,574	(26,026)	2,693	111,003
International Opportunities	122,735	20,510	21,803	281	(10,215)	1,633	111,508
Large-Cap Growth	263,630	60,595	85,437	39,189	(28,317)	1,491	225,123
Large-Cap Value	236,335	70,092	56,127	17,638	(31,570)	4,568	216,660
Quant International Equity	163,323	31,814	37,447	940	(18,243)	4,710	134,452
Quant International Small-Cap Equity	81,733	14,473	9,159	520	(15,985)	2,194	69,533
Quant Large-Cap Growth	229,657	40,021	63,151	22,569	(18,022)	2,449	197,004
Quant Large-Cap Value	206,888	41,678	47,594	4,448	(11,202)	4,853	189,453
Quant Small-Cap Equity	80,767	26,625	37,611	6,691	(10,489)	548	56,255
Quant Small/Mid-Cap Equity	59,622	12,661	19,289	6,906	(7,370)	456	47,624
Short-Term Bond	215,556	83,584	56,955	(655)	2,689	6,020	244,219
TIAA-CREF Real Property Fund LPa	132,820	43,058	13,656	359	7,056	5,130	169,637
	$3,828,184	$852,627	$860,210	$111,597	$(145,396)	$96,513	$3,673,800

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	95

Notes to financial statements

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle 2025 Fund
TIAA-CREF Funds:
Bond	$685,293	$182,313	$174,648	$(8,861)	$31,567	$24,350	$715,664
Bond Plus	443,692	77,747	63,873	(3,772)	16,369	16,227	470,163
Emerging Markets Debt	64,386	28,365	14,457	(1,083)	2,107	3,952	79,318
Emerging Markets Equity	131,483	47,223	31,894	1,656	(12,589)	996	130,947
Growth & Income	373,311	69,920	62,044	33,016	(31,726)	5,254	356,723
High-Yield	67,987	13,178	20,877	(1,359)	1,152	3,611	60,081
Inflation-Linked Bond	137,113	39,460	18,671	(1,639)	4,052	3,738	160,315
International Bond	53,631	34,876	14,968	(322)	2,181	2,812	75,398
International Equity	166,279	53,516	19,753	2,613	(36,639)	3,749	158,749
International Opportunities	164,070	30,593	21,577	(629)	(13,186)	2,273	159,271
Large-Cap Growth	352,302	82,156	92,893	51,823	(37,770)	2,080	321,399
Large-Cap Value	315,407	97,595	55,971	25,277	(45,436)	6,376	309,369
Quant International Equity	214,991	49,729	41,081	2,204	(25,831)	6,549	191,758
Quant International Small-Cap Equity	109,094	22,981	8,642	1,128	(22,554)	3,053	99,155
Quant Large-Cap Growth	306,993	56,931	68,939	28,777	(22,930)	3,409	281,247
Quant Large-Cap Value	276,500	59,518	48,855	5,888	(16,070)	6,746	270,357
Quant Small-Cap Equity	107,900	34,416	41,499	10,130	(15,700)	766	81,667
Quant Small/Mid-Cap Equity	79,629	15,758	19,678	8,666	(9,511)	636	68,014
Short-Term Bond	158,662	94,482	51,164	(454)	2,046	4,601	203,572
TIAA-CREF Real Property Fund LPa	151,444	49,404	6,375	152	8,555	6,023	203,180
	$4,360,167	$1,140,161	$877,859	$153,211	$(221,913)	$107,201	$4,396,347

96	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle 2030 Fund
TIAA-CREF Funds:
Bond	$596,582	$172,113	$191,856	$(8,341)	$27,152	$20,524	$595,650
Bond Plus	375,215	77,094	67,092	(3,832)	14,319	13,627	395,704
Emerging Markets Debt	54,445	27,858	14,720	(1,080)	1,940	3,387	68,443
Emerging Markets Equity	148,981	51,882	33,069	2,234	(14,667)	1,126	149,784
Growth & Income	425,933	76,549	63,401	36,980	(35,802)	5,994	410,865
High-Yield	57,486	13,286	21,626	(1,497)	1,286	2,936	48,935
Inflation-Linked Bond	49,811	24,397	5,754	(227)	1,378	1,449	69,605
International Bond	42,673	33,950	14,733	(316)	1,877	2,345	63,451
International Equity	189,756	60,973	20,225	3,960	(43,002)	4,282	183,163
International Opportunities	187,367	34,903	23,402	(748)	(15,080)	2,597	183,040
Large-Cap Growth	402,224	85,318	94,317	60,382	(44,716)	2,375	369,812
Large-Cap Value	359,976	100,829	49,279	29,864	(53,238)	7,288	356,714
Quant International Equity	242,877	52,808	38,531	3,197	(30,074)	7,473	220,859
Quant International Small-Cap Equity	124,507	26,493	9,011	1,503	(26,046)	3,488	114,187
Quant Large-Cap Growth	350,319	60,888	71,678	33,780	(27,108)	3,895	323,824
Quant Large-Cap Value	315,520	64,649	49,725	7,737	(19,472)	7,701	311,147
Quant Small-Cap Equity	123,118	35,676	40,971	12,021	(18,573)	879	95,687
Quant Small/Mid-Cap Equity	90,870	16,516	19,999	9,735	(10,814)	730	78,447
Short-Term Bond	49,772	101,553	39,057	(120)	906	1,967	113,054
TIAA-CREF Real Property Fund LPa	150,742	43,435	1,523	68	8,558	5,973	201,280
	$4,338,174	$1,161,170	$869,969	$185,300	$(281,176)	$100,036	$4,353,651

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	97

Notes to financial statements

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle 2035 Fund
TIAA-CREF Funds:
Bond	$455,523	$165,062	$127,710	$(6,393)	$21,599	$16,314	$508,081
Bond Plus	287,758	78,449	60,448	(3,617)	11,861	10,665	314,003
Emerging Markets Debt	41,767	26,472	12,373	(961)	1,725	2,758	56,630
Emerging Markets Equity	168,581	60,802	37,582	2,058	(16,502)	1,285	170,990
Growth & Income	485,428	82,147	63,452	39,672	(38,814)	6,887	471,102
High-Yield	44,013	13,182	20,539	(1,436)	1,233	2,157	36,453
International Bond	28,490	34,350	13,724	(312)	1,549	1,821	50,353
International Equity	216,192	69,368	20,752	3,932	(48,981)	4,937	210,190
International Opportunities	213,489	40,078	25,019	(1,542)	(16,947)	3,000	210,059
Large-Cap Growth	458,474	90,547	97,426	67,245	(49,231)	2,739	424,540
Large-Cap Value	410,253	114,340	52,399	33,411	(60,663)	8,402	408,698
Quant International Equity	274,552	56,547	36,172	4,155	(34,944)	8,601	253,298
Quant International Small-Cap Equity	141,819	31,443	10,285	1,220	(29,594)	4,021	130,847
Quant Large-Cap Growth	399,246	63,987	73,331	37,691	(30,404)	4,491	371,390
Quant Large-Cap Value	359,614	66,957	47,190	8,485	(22,194)	8,875	356,957
Quant Small-Cap Equity	140,362	38,439	42,395	14,276	(22,178)	1,012	110,577
Quant Small/Mid-Cap Equity	103,573	17,111	20,173	11,114	(12,402)	842	90,163
TIAA-CREF Real Property Fund LPa	152,406	43,953	2,472	92	8,660	6,063	202,639
	$4,381,540	$1,093,234	$763,442	$209,090	$(336,227)	$94,870	$4,376,970

98	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle 2040 Fund
TIAA-CREF Funds:
Bond	$313,349	$149,428	$120,612	$(5,159)	$15,531	$11,182	$352,537
Bond Plus	200,680	71,342	59,915	(3,402)	8,926	7,340	217,631
Emerging Markets Debt	29,168	25,600	10,631	(810)	1,500	2,134	44,827
Emerging Markets Equity	228,805	79,404	52,608	2,426	(22,281)	1,717	227,237
Growth & Income	662,582	93,085	82,179	55,626	(55,007)	9,319	628,398
High-Yield	30,644	11,879	22,539	(1,911)	1,740	1,163	19,813
International Bond	10,593	35,991	12,522	(250)	1,140	1,220	34,952
International Equity	295,139	86,063	26,620	5,476	(66,845)	6,660	280,306
International Opportunities	291,316	50,668	36,422	(1,825)	(23,542)	4,051	280,195
Large-Cap Growth	625,731	108,460	130,815	94,881	(71,178)	3,696	566,267
Large-Cap Value	559,939	137,045	65,646	46,208	(83,537)	11,329	545,137
Quant International Equity	372,447	70,844	49,058	5,438	(47,154)	11,600	337,899
Quant International Small-Cap Equity	193,609	38,997	14,560	1,770	(40,295)	5,423	174,455
Quant Large-Cap Growth	544,917	73,332	97,709	52,870	(43,339)	6,057	495,279
Quant Large-Cap Value	490,805	80,783	64,758	12,942	(31,608)	11,970	476,411
Quant Small-Cap Equity	191,474	47,400	55,419	20,225	(31,194)	1,367	148,236
Quant Small/Mid-Cap Equity	141,365	20,138	27,319	15,357	(17,213)	1,136	120,103
TIAA-CREF Real Property Fund LPa	186,999	50,797	7,656	263	10,298	7,319	240,701
	$5,369,562	$1,231,256	$936,988	$300,125	$(494,058)	$104,683	$5,190,384

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	99

Notes to financial statements

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle 2045 Fund
TIAA-CREF Funds:
Bond	$82,483	$54,538	$54,605	$(2,002)	$4,397	$2,770	$84,811
Bond Plus	54,554	24,437	27,954	(827)	2,049	1,839	52,259
Emerging Markets Debt	7,930	9,584	4,410	(142)	350	634	13,312
Emerging Markets Equity	127,388	54,689	25,474	2,088	(13,452)	1,004	140,266
Growth & Income	368,870	74,783	28,057	26,100	(26,619)	5,432	388,284
High-Yield	8,358	3,496	9,466	502	(576)	169	2,314
International Bond	2,584	10,956	5,333	(67)	273	289	8,413
International Equity	164,388	68,097	15,978	3,500	(39,150)	3,915	173,270
International Opportunities	162,243	40,855	15,453	(1,589)	(12,992)	2,373	173,064
Large-Cap Growth	348,409	79,090	55,377	39,884	(26,467)	2,163	349,950
Large-Cap Value	312,139	99,557	23,619	25,650	(48,173)	6,647	336,881
Quant International Equity	201,571	60,639	20,692	4,780	(29,056)	6,804	208,667
Quant International Small-Cap Equity	107,792	31,609	6,077	1,205	(23,653)	3,209	107,879
Quant Large-Cap Growth	303,356	56,484	38,318	22,115	(17,166)	3,544	306,113
Quant Large-Cap Value	273,259	63,554	23,660	7,270	(19,173)	7,003	294,374
Quant Small-Cap Equity	106,664	31,445	24,872	12,164	(18,845)	801	92,343
Quant Small/Mid-Cap Equity	78,698	14,628	10,761	7,671	(8,877)	665	74,205
TIAA-CREF Real Property Fund LPa	97,818	35,429	2,488	110	5,651	3,993	136,520
	$2,808,504	$813,870	$392,594	$148,412	$(271,479)	$53,254	$2,942,925

100	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle 2050 Fund
TIAA-CREF Funds:
Bond	$42,000	$32,912	$32,630	$(994)	$2,209	$1,403	$43,497
Bond Plus	28,298	14,394	16,452	(462)	1,067	934	26,845
Emerging Markets Debt	4,113	4,688	2,354	(66)	148	310	6,529
Emerging Markets Equity	84,616	39,066	17,064	1,336	(8,894)	669	95,744
Growth & Income	245,104	53,841	15,522	17,365	(17,828)	3,631	265,090
High-Yield	4,314	1,838	4,630	242	(285)	104	1,479
International Bond	1,663	5,667	3,120	(42)	153	138	4,321
International Equity	109,306	46,828	8,835	2,725	(26,578)	2,615	118,378
International Opportunities	107,777	29,206	9,185	(1,003)	(8,664)	1,585	118,131
Large-Cap Growth	231,500	56,616	34,330	25,905	(16,992)	1,443	238,961
Large-Cap Value	207,625	70,118	13,510	17,694	(32,758)	4,434	230,040
Quant International Equity	132,722	43,433	11,646	3,521	(19,751)	4,555	142,539
Quant International Small-Cap Equity	71,612	22,373	3,341	1,018	(16,024)	2,141	73,638
Quant Large-Cap Growth	201,626	41,586	23,810	14,594	(11,378)	2,363	209,045
Quant Large-Cap Value	181,566	43,767	11,568	4,828	(12,963)	4,669	201,045
Quant Small-Cap Equity	70,871	21,441	15,238	8,312	(12,849)	534	63,067
Quant Small/Mid-Cap Equity	52,294	10,342	6,359	4,933	(5,775)	442	50,664
TIAA-CREF Real Property Fund LPa	64,121	25,080	1,082	67	3,740	2,639	91,926
	$1,841,128	$563,196	$230,676	$99,973	$(183,422)	$34,609	$1,980,939

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	101

Notes to financial statements

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle 2055 Fund
TIAA-CREF Funds:
Bond	$9,151	$11,051	$9,971	$(213)	$501	$326	$10,519
Bond Plus	6,373	4,957	4,960	(131)	271	215	6,510
Emerging Markets Debt	924	1,185	686	(21)	33	65	1,435
Emerging Markets Equity	26,170	15,476	4,188	442	(2,879)	222	33,920
Growth & Income	75,617	29,300	4,635	5,544	(5,817)	1,202	94,068
High-Yield	980	611	1,077	38	(51)	32	501
International Bond	508	1,514	1,007	(10)	37	30	1,042
International Equity	33,892	19,731	2,090	1,056	(8,893)	870	42,010
International Opportunities	33,247	14,493	2,766	(298)	(2,779)	529	41,897
Large-Cap Growth	71,396	27,552	9,067	7,964	(5,109)	479	84,861
Large-Cap Value	64,055	32,899	3,844	5,815	(10,918)	1,473	81,653
Quant International Equity	40,620	20,413	3,192	1,198	(6,533)	1,516	50,595
Quant International Small-Cap Equity	22,180	10,601	1,061	328	(5,234)	712	26,149
Quant Large-Cap Growth	62,202	21,617	6,039	4,422	(3,543)	785	74,150
Quant Large-Cap Value	55,982	22,590	2,669	1,392	(4,353)	1,552	71,419
Quant Small-Cap Equity	21,861	9,283	3,967	2,605	(4,143)	177	22,495
Quant Small/Mid-Cap Equity	16,137	5,025	1,292	1,509	(1,824)	146	17,971
TIAA-CREF Real Property Fund LPa	19,504	11,472	79	8	1,239	865	32,144
	$560,799	$259,770	$62,590	$31,648	$(59,995)	$11,196	$693,339

102	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle 2060 Fund
TIAA-CREF Funds:
Bond	$954	$2,367	$2,289	$(13)	$40	$34	$1,059
Bond Plus	710	1,136	1,203	(15)	27	22	655
Emerging Markets Debt	103	161	165	(5)	3	5	97
Emerging Markets Equity	4,588	4,122	1,776	(78)	(373)	42	6,277
Growth & Income	13,072	8,616	2,978	868	(1,057)	216	17,407
High-Yield	109	161	167	(2)	—	6	101
International Bond	84	261	241	(2)	3	3	105
International Equity	5,898	5,280	1,648	(78)	(1,381)	163	7,755
International Opportunities	5,784	4,214	1,659	(164)	(431)	99	7,744
Large-Cap Growth	12,329	7,916	3,453	1,272	(891)	90	15,698
Large-Cap Value	11,074	9,206	2,935	749	(1,785)	276	15,117
Quant International Equity	7,021	5,626	1,931	1	(1,009)	284	9,350
Quant International Small-Cap Equity	3,864	2,983	983	(132)	(769)	133	4,838
Quant Large-Cap Growth	10,741	6,788	2,998	702	(655)	147	13,733
Quant Large-Cap Value	9,668	6,958	2,492	128	(754)	291	13,223
Quant Small-Cap Equity	3,775	2,762	1,395	368	(685)	33	4,236
Quant Small/Mid-Cap Equity	2,786	1,672	751	239	(327)	28	3,322
TIAA-CREF Real Property Fund LPa	3,310	2,688	387	2	219	152	5,832
	$95,870	$72,917	$29,451	$3,840	$(9,825)	$2,024	$126,549

^	Some amounts represent less than $1,000.
[a]	Restricted security.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	103

Notes to financial statements

Note 4—investments

RPF: The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the portfolio of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At May 31, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation	)
Lifecycle Retirement Income	$493,025	$26,315	$(592)	$25,723
Lifecycle 2010	1,054,519	108,599	(1,183)	107,416
Lifecycle 2015	1,776,742	41,052	(37,490)	3,562
Lifecycle 2020	3,635,863	105,436	(67,499)	37,937
Lifecycle 2025	4,330,992	151,519	(86,164)	65,355
Lifecycle 2030	4,261,163	185,423	(92,935)	92,488
Lifecycle 2035	4,248,131	226,357	(97,518)	128,839
Lifecycle 2040	5,000,674	315,062	(125,352)	189,710
Lifecycle 2045	2,731,311	232,598	(20,984)	211,614
Lifecycle 2050	1,864,189	138,337	(21,587)	116,750
Lifecycle 2055	686,258	26,908	(19,827)	7,081
Lifecycle 2060	133,105	2,557	(9,113)	(6,556)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

104	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2019 were as follows (dollar amounts are in thousands):

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Lifecycle Retirement Income	$135,980	$150,546
Lifecycle 2010	270,431	330,040
Lifecycle 2015	397,637	492,705
Lifecycle 2020	852,627	860,210
Lifecycle 2025	1,140,161	877,860
Lifecycle 2030	1,161,170	869,969
Lifecycle 2035	1,093,234	763,442
Lifecycle 2040	1,231,256	936,988
Lifecycle 2045	813,870	392,594
Lifecycle 2050	563,196	230,676
Lifecycle 2055	259,770	62,590
Lifecycle 2060	83,777	40,310

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2019, and the year ended May 31, 2018 was as follows:

	5/31/2019			5/31/2018
	Ordinary	Long-term		Ordinary	Long-term
Fund	income	capital gains	Total	income	capital gains	Total
Lifecycle Retirement Income	$14,258,580	$14,586,716	$28,845,296	$13,194,764	$4,160,112	$17,354,876
Lifecycle 2010	35,376,146	36,550,083	71,926,229	36,984,588	18,672,200	55,656,788
Lifecycle 2015	50,960,796	77,185,786	128,146,582	54,133,380	54,091,061	108,224,441
Lifecycle 2020	100,776,963	163,562,699	264,339,662	103,723,512	97,297,710	201,021,222
Lifecycle 2025	115,502,335	194,505,677	310,008,012	117,893,567	103,985,840	221,879,407
Lifecycle 2030	111,490,044	204,579,093	316,069,137	118,585,742	109,460,289	228,046,031
Lifecycle 2035	110,370,526	213,422,765	323,793,291	121,223,637	119,235,298	240,458,935
Lifecycle 2040	128,640,553	301,639,120	430,279,673	149,354,622	164,896,009	314,250,631
Lifecycle 2045	74,182,461	61,399,623	135,582,084	77,327,865	19,199,119	96,526,984
Lifecycle 2050	47,745,048	40,097,810	87,842,858	49,013,952	12,558,746	61,572,698
Lifecycle 2055	14,668,738	11,016,979	25,685,717	13,063,123	3,325,861	16,388,984
Lifecycle 2060	2,650,754	2,050,657	4,701,411	1,612,758	247,901	1,860,659

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	105

Notes to financial statements

As of May 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	ordinary	long-term	appreciation
Fund	income	capital gains	(depreciation	)	Total
Lifecycle Retirement Income	$1,275,549	$7,746,929	$25,722,980		$34,745,458
Lifecycle 2010	10,851,649	21,260,872	107,416,387		139,528,908
Lifecycle 2015	10,719,121	29,926,819	3,562,582		44,208,522
Lifecycle 2020	19,760,066	76,909,903	37,937,091		134,607,060
Lifecycle 2025	19,268,044	111,027,272	65,355,159		195,650,475
Lifecycle 2030	14,963,051	130,720,619	92,487,908		238,171,578
Lifecycle 2035	10,622,835	152,420,337	128,838,995		291,882,167
Lifecycle 2040	5,996,978	205,685,182	189,709,764		401,391,924
Lifecycle 2045	1,741,567	130,771,679	211,614,196		344,127,442
Lifecycle 2050	1,066,192	88,294,105	116,749,674		206,109,971
Lifecycle 2055	193,783	29,528,107	7,080,810		36,802,700
Lifecycle 2060	37,872	4,795,304	(6,556,269)		(1,723,093)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the treatment of short term gain as ordinary income for tax purposes.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended May 31, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the

106	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2019, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 9—subsequent events

Effective June 18, 2019, the line of credit that each fund participates in will be reduced to $1 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 16, 2020.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	107

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Lifecycle Retirement Income Fund, TIAA-CREF Lifecycle 2010 Fund, TIAA-CREF Lifecycle 2015 Fund, TIAA-CREF Lifecycle 2020 Fund, TIAA-CREF Lifecycle 2025 Fund, TIAA-CREF Lifecycle 2030 Fund, TIAA-CREF Lifecycle 2035 Fund, TIAA-CREF Lifecycle 2040 Fund, TIAA-CREF Lifecycle 2045 Fund, TIAA-CREF Lifecycle 2050 Fund, TIAA-CREF Lifecycle 2055 Fund, and TIAA-CREF Lifecycle 2060 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the TIAA-CREF Lifecycle Retirement Income Fund, TIAA-CREF Lifecycle 2010 Fund, TIAA-CREF Lifecycle 2015 Fund, TIAA-CREF Lifecycle 2020 Fund, TIAA-CREF Lifecycle 2025 Fund, TIAA-CREF Lifecycle 2030 Fund, TIAA-CREF Lifecycle 2035 Fund, TIAA-CREF Lifecycle 2040 Fund, TIAA-CREF Lifecycle 2045 Fund, TIAA-CREF Lifecycle 2050 Fund, TIAA-CREF Lifecycle 2055 Fund, and TIAA-CREF Lifecycle 2060 Fund (twelve of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2019, the related statements of operations for the year ended May 31, 2019, the statements of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2019, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

108	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
July 18, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	109

Important tax information (unaudited)

For the year ended May 31, 2019, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long term capital gains
Lifecycle Retirement Income	$15,182,993
Lifecycle 2010	38,459,687
Lifecycle 2015	79,998,216
Lifecycle 2020	168,982,866
Lifecycle 2025	202,046,577
Lifecycle 2030	212,049,175
Lifecycle 2035	224,208,045
Lifecycle 2040	315,820,180
Lifecycle 2045	67,190,550
Lifecycle 2050	43,235,208
Lifecycle 2055	12,116,486
Lifecycle 2060	2,541,810

For the year ended May 31, 2019, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Retirement Income	22.00%
Lifecycle 2010	20.15
Lifecycle 2015	25.33
Lifecycle 2020	29.48
Lifecycle 2025	35.63
Lifecycle 2030	42.21
Lifecycle 2035	49.47
Lifecycle 2040	58.23
Lifecycle 2045	59.99
Lifecycle 2050	61.63
Lifecycle 2055	66.04
Lifecycle 2060	67.20

For the year ended May 31, 2019, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Retirement Income	13.42%
Lifecycle 2010	12.46
Lifecycle 2015	15.55
Lifecycle 2020	18.09
Lifecycle 2025	21.84
Lifecycle 2030	25.80
Lifecycle 2035	30.17
Lifecycle 2040	35.42
Lifecycle 2045	36.43
Lifecycle 2050	37.36
Lifecycle 2055	39.96
Lifecycle 2060	40.58

110	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

For the year ended May 31, 2019, the Lifecycle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Retirement Income	$1,032,799	$0.02239
Lifecycle 2010	2,484,170	0.02478
Lifecycle 2015	4,277,526	0.02450
Lifecycle 2020	9,836,181	0.02904
Lifecycle 2025	13,674,458	0.03487
Lifecycle 2030	15,603,908	0.04042
Lifecycle 2035	17,969,483	0.04637
Lifecycle 2040	24,224,507	0.05255
Lifecycle 2045	14,234,834	0.06109
Lifecycle 2050	9,513,342	0.06237
Lifecycle 2055	3,165,825	0.07161
Lifecycle 2060	593,425	0.05921

For the year ended May 31, 2019, the Lifecycle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Retirement Income	$164,994	$0.00358
Lifecycle 2010	396,384	0.00395
Lifecycle 2015	679,459	0.00389
Lifecycle 2020	1,557,820	0.00460
Lifecycle 2025	2,159,466	0.00551
Lifecycle 2030	2,459,350	0.00637
Lifecycle 2035	2,827,283	0.00730
Lifecycle 2040	3,804,299	0.00825
Lifecycle 2045	2,233,096	0.00958
Lifecycle 2050	1,491,229	0.00978
Lifecycle 2055	496,087	0.01122
Lifecycle 2060	92,974	0.00928

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2019, which will be reported in conjunction with your 2019 Form 1099-DIV.

By early 2020, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	111

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2019

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance of the Federal Home Loan Banks; Director, Avant, LLC.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director of Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.

112	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since 2017.	Advisory Director (2010–2011), Partner (2004–2010) and Managing Director (1999–2004), and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); and Head (2006–2008), and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT. President and Chief Executive Officer (since 2008), and Program Director (1990–2008), National Bureau of Economic Research.	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

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Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2019

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair of Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin.	89	Member of the Board of Governors of the Investment Company Institute and the Governing Council of Independent Directors Council (an association for mutual fund directors); Investment Advisory Committee Member, Employees Retirement System of Texas.

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Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, President and Chief Investment Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments and Senior Managing Director, President, Global Investments, TIAA.

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Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2019

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President, Chief Legal Officer, TIAA and the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, Deputy General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head of Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds, and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

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Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the TIAA-CREF Lifecycle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund,

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including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2019, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits

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continued

earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

Prior to the March 28, 2019 meeting, the Board met informally to review and discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 2019 meeting, the Trustees were given the opportunity to and did ask additional questions and they reviewed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the general session meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the

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Approval of investment management agreement (unaudited)

Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 28, 2019, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

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continued

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2018. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that this data included the effect of the amendment of the Agreement in 2018 to restructure the Funds’ expenses. The Board noted that this restructuring entailed converting the Funds’ holdings from Institutional Class shares of other TIAA-CREF Underlying Funds to fee-waived Class W shares of these Underlying Funds and having the Funds pay the equivalent of these Underlying Funds’ management fees and other expenses directly as part of the Funds’ management fee rates under the Agreement, along with the Funds’ existing annual management fee rate of 0.10% of average daily net assets. The Board considered Advisors’ representation that the fee restructuring did not increase the Funds’ overall expenses, but that the Broadridge fee comparisons would be affected because most of the Funds’ peers do not have a similar fee structure.

The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also noted Advisors’ waiver of 0.10% of each Fund’s management fee since inception, which will continue through at least September 30, 2021. The Board also acknowledged certain fee waivers and reimbursements of expense above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the management fees charged to the Funds. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2018. The Board also considered that, in the aggregate, Advisors had generated indirect

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earnings with respect to the Funds’ investment in Underlying Funds also managed by Advisors prior to the Funds’ expense restructuring.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board acknowledged Advisors’ assertion that, while the Funds’ expense restructuring has increased the Funds’ contractual and effective management fee rates as compared to its peers (most of whom have a traditional funds of funds fee structure), the Funds’ total expenses were favorable as compared to most of their peers. In this connection, the Board also considered other inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because Advisors operated each Fund at a loss, and has waived 0.10% of its management fees for the Funds since inception, there had been little opportunity to pass on economies of scale to Fund shareholders. However, the Board recognized that Advisors’ might incur a smaller loss or earn a profit on the Funds in the future due to the Funds’ new fee structure. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no

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continued

management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle Index Funds, which implemented the same new fee structure as the Funds in 2018. The Board also reviewed the performance of these other funds of funds while reviewing the performance of the Funds.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2018 under the Agreement.

Lifecycle Retirement Income Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee

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rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.27% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.
•	The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). With respect to both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate, the Fund ranked 1 out of 2 funds in its Expense Group. The Fund’s total expense ratio was in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), while both the Fund’s contractual management fee rate and its actual management fee rate (including the waiver) were in the 4th quintile of its Expense Universe.
•	The Fund was in the 3rd and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one- and three-year periods, respectively. The Fund ranked 1 out of 5 funds within its Performance Group for both the five- and ten-year periods. The Fund was in the 3rd, 1st, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five-and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2010 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.30% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 3 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the

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continued

waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 4 and 2 out of 4 funds within its Performance Group for the five- and ten-year periods, respectively. The Fund was in the 4th, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2015 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.31% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 2 out of 3 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 5th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 3rd and 2nd quintiles of its Performance Group for the one- and three-year periods, respectively, while the Fund ranked 1 out of 3 funds within its Performance Group for each of the five- and ten-year periods. The Fund was in the 4th, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

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Lifecycle 2020 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.33% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 3 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 4th and 2nd quintiles of its Performance Group for the one- and three-year periods, respectively, while the Fund ranked 1 out of 5 funds within its Performance Group for each of the five- and ten-year periods. The Fund was in the 4th, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2025 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.34% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its

126	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

contractual management fee rate ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 3rd and 2nd quintiles of its Performance Group for the one- and three-year periods, respectively, while the Fund ranked 1 out of 4 funds within its Performance Group for each of the five- and ten-year periods. The Fund was in the 4th, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2030 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.36% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 4th and 3rd quintiles of its Performance Group for the one- and three-year periods, respectively, while the Fund ranked 2 out of 5 funds within its Performance Group for each of the five- and ten-year periods. The Fund was in the 4th, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	127

Approval of investment management agreement (unaudited)

Lifecycle 2035 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.37% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 3rd and 2nd quintiles of its Performance Group for the one- and three-year periods, respectively, while the Fund ranked 2 out of 4 funds and 1 out of 4 funds within its Performance Group for the five- and ten-year periods, respectively. The Fund was in the 4th, 2nd 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2040 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.38% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.

128	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 5th and 3rd quintiles of its Performance Group for the one- and three-year periods, respectively, while the Fund ranked 3 out of 5 funds and 2 out of 5 funds within its Performance Group for the five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2045 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.38% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 5th and 2nd quintiles of its Performance Group for the one- and three-year periods, respectively, while the Fund ranked 2 out of 4 funds and 1 out of 4 funds within its Performance Group for the five- and ten-year periods, respectively. The Fund was in the 5th, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	129

Approval of investment management agreement (unaudited)

Lifecycle 2050 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.38% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 5th and 1st quintiles of its Performance Group for the one- and three-year periods, respectively, while the Fund ranked 2 out of 4 funds and 1 out of 4 funds within its Performance Group for the five- and ten-year periods, respectively. The Fund was in the 5th, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2055 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.36% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 2 out of 4 funds within its Expense

130	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 4th and 1st quintiles of its Performance Group for the one-and three-year periods, respectively, while the Fund ranked 2 out of 4 funds within its Performance Group for the five-year period. The Fund was in the 5th, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2060 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.27% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% ending September 30, 2020. This voluntary management fee rate waiver subsequently has been extended by Advisors through September 30, 2021.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 1 out of 3 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 4th and 1st quintiles of its Performance Group for the one-and three-year periods, respectively, while the Fund ranked in the 5th and 2nd quintiles within its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	131

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed

132	2019 Annual Report ■ TIAA-CREF Lifecycle Funds

for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

TIAA-CREF Lifecycle Funds ■ 2019 Annual Report	133

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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TIAA-CREF Funds	May 31, 2019

TIAA-CREF
Lifecycle Index Funds

The annual report contains the audited financial statements.

	Institutional	Advisor	Premier	Retirement
Fund name	Class	Class	Class	Class
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended May 31, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	3

Letter to investors

Global financial markets produced mixed results during the twelve months ended May 31, 2019. U.S. equities posted modest gains amid a healthy domestic economy and an uptick in market volatility. Foreign stocks declined, with emerging markets faring worse than developed international markets. By comparison, U.S. fixed-income markets achieved solid gains as bond prices rallied despite three increases to the federal funds target rate. These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	All twelve TIAA-CREF Lifecycle Index Funds delivered positive returns and came close to matching their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 0.1% for the Lifecycle Index 2060 Fund to 3.4% for the Lifecycle Index Retirement Income Fund.
•	These positive results continued to support the solid performance of the TIAA-CREF Lifecycle Index Funds over longer periods of time.

Mixed results for stock prices around the world

U.S. equity markets achieved gains during the twelve months, despite a sharp downturn at the end of 2018. The broad stock market, as represented by the Russell 3000® Index, gained 2.5%. The U.S. economy continued to grow at a moderate pace during the period, buoyed by the lowest unemployment rate in nearly 50 years, a generally stable inflation rate and strong consumer confidence. Against this backdrop, the Federal Reserve raised the federal funds target rate three times during the period—in June, September and December of 2018—pushing the key short-term interest-rate measure to 2.25%–2.50%.

Stock prices in most foreign markets declined. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 26 emerging-markets countries, returned –6.5% in U.S.-dollar terms. Tensions weighed on foreign markets, including the unresolved trade conflict between the United States and China, concerns about a slowdown in global growth, and geopolitical risks, such as the United Kingdom’s controversial split from the European Union (Brexit).

U.S. investment-grade bonds performed well in spite of the Fed’s rate hikes. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 6.4% for the period.

4	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Brad Finkle

Look to lessons of the past

Increased stock market volatility over the past twelve months reminds us that, despite what one might hear or read in the financial media, no one can predict the future with any accuracy.

Rather than trying to time your investments based on what you think may happen in the future, consider using what has happened in the past as your guide. History has shown that even during periodic downturns, investors who avoided jumping in and out of the markets have often received more consistent investment results over the long term. Please keep in mind that past performance cannot guarantee future results. The TIAA-CREF Lifecycle Index Funds use dynamic diversification strategies that are designed to help mitigate the effects of market volatility, keeping you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses.

We are always ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifecycle Index Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Index Funds begin on page 40 of this report. You can obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT or Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 26 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2018–May 31, 2019).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2019

Lifecycle Index Funds Institutional Class	Beginning account value (12/1/18)	Ending account value (5/31/19)	Expenses paid during period (12/1/18–5/31/19	* )
Retirement Income Fund actual return	$1,000.00	$1,041.01	$ 0.51
5% annual hypothetical return	1,000.00	1,024.43	0.50
2010 Fund actual return	1,000.00	1,039.88	0.56
5% annual hypothetical return	1,000.00	1,024.38	0.56
2015 Fund actual return	1,000.00	1,038.62	0.51
5% annual hypothetical return	1,000.00	1,024.43	0.50
2020 Fund actual return	1,000.00	1,036.27	0.51
5% annual hypothetical return	1,000.00	1,024.43	0.50
2025 Fund actual return	1,000.00	1,032.88	0.56
5% annual hypothetical return	1,000.00	1,024.38	0.56
2030 Fund actual return	1,000.00	1,029.15	0.51
5% annual hypothetical return	1,000.00	1,024.43	0.50
2035 Fund actual return	1,000.00	1,025.14	0.56
5% annual hypothetical return	1,000.00	1,024.38	0.56
2040 Fund actual return	1,000.00	1,020.51	0.50
5% annual hypothetical return	1,000.00	1,024.43	0.50
2045 Fund actual return	1,000.00	1,016.48	0.50
5% annual hypothetical return	1,000.00	1,024.43	0.50
2050 Fund actual return	1,000.00	1,015.25	0.50
5% annual hypothetical return	1,000.00	1,024.43	0.50
2055 Fund actual return	1,000.00	1,014.05	0.55
5% annual hypothetical return	1,000.00	1,024.38	0.56
2060 Fund actual return	1,000.00	1,013.13	0.55
5% annual hypothetical return	1,000.00	1,024.38	0.56

*

“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.10% for the Retirement Income Fund, 0.11% for the 2010 Fund, 0.10% for the 2015 Fund, 0.10% for the 2020 Fund, 0.11% for the 2025 Fund, 0.10% for the 2030 Fund, 0.11% for the 2035 Fund, 0.10% for the 2040 Fund, 0.10% for the 2045 Fund, 0.10% for the 2050 Fund, 0.11% for the 2055 Fund and 0.11% for the 2060 Fund.

10	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

Expense examples

Six months ended May 31, 2019

Lifecycle Index Funds Advisor Class	Beginning account value (12/1/18)	Ending account value (5/31/19)	Expenses paid during period (12/1/18–5/31/19	* )
Retirement Income Fund actual return	$1,000.00	$1,040.13	$ 0.76
5% annual hypothetical return	1,000.00	1,024.18	0.76
2010 Fund actual return	1,000.00	1,040.08	0.76
5% annual hypothetical return	1,000.00	1,024.18	0.76
2015 Fund actual return	1,000.00	1,038.42	0.76
5% annual hypothetical return	1,000.00	1,024.18	0.76
2020 Fund actual return	1,000.00	1,035.77	0.96
5% annual hypothetical return	1,000.00	1,023.98	0.96
2025 Fund actual return	1,000.00	1,032.19	1.01
5% annual hypothetical return	1,000.00	1,023.93	1.01
2030 Fund actual return	1,000.00	1,028.70	1.01
5% annual hypothetical return	1,000.00	1,023.93	1.01
2035 Fund actual return	1,000.00	1,024.76	1.01
5% annual hypothetical return	1,000.00	1,023.93	1.01
2040 Fund actual return	1,000.00	1,019.87	0.91
5% annual hypothetical return	1,000.00	1,024.03	0.91
2045 Fund actual return	1,000.00	1,015.72	0.95
5% annual hypothetical return	1,000.00	1,023.98	0.96
2050 Fund actual return	1,000.00	1,014.82	0.95
5% annual hypothetical return	1,000.00	1,023.98	0.96
2055 Fund actual return	1,000.00	1,014.34	0.95
5% annual hypothetical return	1,000.00	1,023.98	0.96
2060 Fund actual return	1,000.00	1,013.56	0.95
5% annual hypothetical return	1,000.00	1,023.98	0.96

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Retirement Income Fund, 0.15% for the 2010 Fund, 0.15% for the 2015 Fund, 0.19% for the 2020 Fund, 0.20% for the 2025 Fund, 0.20% for the 2030 Fund, 0.20% for the 2035 Fund, 0.18% for the 2040 Fund, 0.19% for the 2045 Fund, 0.19% for the 2050 Fund, 0.19% for the 2055 Fund and 0.19% for the 2060 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	11

Important information about expenses

Expense examples

Six months ended May 31, 2019

Lifecycle Index Funds Premier Class	Beginning account value (12/1/18)	Ending account value (5/31/19)	Expenses paid during period (12/1/18–5/31/19	* )
Retirement Income Fund actual return	$1,000.00	$1,039.57	$ 1.27
5% annual hypothetical return	1,000.00	1,023.68	1.26
2010 Fund actual return	1,000.00	1,039.01	1.32
5% annual hypothetical return	1,000.00	1,023.64	1.31
2015 Fund actual return	1,000.00	1,037.16	1.27
5% annual hypothetical return	1,000.00	1,023.68	1.26
2020 Fund actual return	1,000.00	1,035.46	1.27
5% annual hypothetical return	1,000.00	1,023.68	1.26
2025 Fund actual return	1,000.00	1,031.45	1.27
5% annual hypothetical return	1,000.00	1,023.68	1.26
2030 Fund actual return	1,000.00	1,028.26	1.26
5% annual hypothetical return	1,000.00	1,023.68	1.26
2035 Fund actual return	1,000.00	1,024.23	1.31
5% annual hypothetical return	1,000.00	1,023.64	1.31
2040 Fund actual return	1,000.00	1,019.53	1.26
5% annual hypothetical return	1,000.00	1,023.68	1.26
2045 Fund actual return	1,000.00	1,015.48	1.26
5% annual hypothetical return	1,000.00	1,023.68	1.26
2050 Fund actual return	1,000.00	1,014.80	1.26
5% annual hypothetical return	1,000.00	1,023.68	1.26
2055 Fund actual return	1,000.00	1,013.95	1.31
5% annual hypothetical return	1,000.00	1,023.64	1.31
2060 Fund actual return	1,000.00	1,012.55	1.30
5% annual hypothetical return	1,000.00	1,023.64	1.31

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Income Fund, 0.26% for the 2010 Fund, 0.25% for the 2015 Fund, 0.25% for the 2020 Fund, 0.25% for the 2025 Fund, 0.25% for the 2030 Fund, 0.26% for the 2035 Fund, 0.25% for the 2040 Fund, 0.25% for the 2045 Fund, 0.25% for the 2050 Fund, 0.26% for the 2055 Fund and 0.26% for the 2060 Fund.

12	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

Expense examples

Six months ended May 31, 2019

Lifecycle Index Funds Retirement Class	Beginning account value (12/1/18)	Ending account value (5/31/19)	Expenses paid during period (12/1/18–5/31/19	* )
Retirement Income Fund actual return	$1,000.00	$1,039.06	$ 1.78
5% annual hypothetical return	1,000.00	1,023.19	1.77
2010 Fund actual return	1,000.00	1,038.80	1.83
5% annual hypothetical return	1,000.00	1,023.14	1.82
2015 Fund actual return	1,000.00	1,037.53	1.78
5% annual hypothetical return	1,000.00	1,023.19	1.77
2020 Fund actual return	1,000.00	1,034.45	1.78
5% annual hypothetical return	1,000.00	1,023.19	1.77
2025 Fund actual return	1,000.00	1,031.66	1.82
5% annual hypothetical return	1,000.00	1,023.14	1.82
2030 Fund actual return	1,000.00	1,027.29	1.77
5% annual hypothetical return	1,000.00	1,023.19	1.77
2035 Fund actual return	1,000.00	1,023.74	1.82
5% annual hypothetical return	1,000.00	1,023.14	1.82
2040 Fund actual return	1,000.00	1,018.52	1.76
5% annual hypothetical return	1,000.00	1,023.19	1.77
2045 Fund actual return	1,000.00	1,014.96	1.76
5% annual hypothetical return	1,000.00	1,023.19	1.77
2050 Fund actual return	1,000.00	1,013.79	1.76
5% annual hypothetical return	1,000.00	1,023.19	1.77
2055 Fund actual return	1,000.00	1,013.58	1.81
5% annual hypothetical return	1,000.00	1,023.14	1.82
2060 Fund actual return	1,000.00	1,012.71	1.81
5% annual hypothetical return	1,000.00	1,023.14	1.82

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Retirement Income Fund, 0.36% for the 2010 Fund, 0.35% for the 2015 Fund, 0.35% for the 2020 Fund, 0.36% for the 2025 Fund, 0.35% for the 2030 Fund, 0.36% for the 2035 Fund, 0.35% for the 2040 Fund, 0.35% for the 2045 Fund, 0.35% for the 2050 Fund, 0.36% for the 2055 Fund and 0.36% for the 2060 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	13

Investment results of the Lifecycle Index Funds

Performance for the twelve months ended May 31, 2019

All twelve TIAA-CREF Lifecycle Index Funds posted gains that approximated the performance of their respective composite benchmarks. Returns for the Retirement Class ranged from 0.05% for the 2060 Fund to 3.40% for the Retirement Income Fund. The performance tables show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their composite benchmarks, which represent market performance without any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their respective benchmarks ranged from 0.15 of a percentage point for the Retirement Income Fund to 0.24 of a percentage point for the 2020, 2035 and 2040 Funds. (All results for the Lifecycle Index Funds are for the Retirement Class.)

U.S. economy continued to grow, pushing domestic stocks and bonds higher

The U.S. economic expansion continued over the twelve-month period while the unemployment rate touched its lowest level in nearly a half century and inflation remained modest. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 3.4% and 2.2% in the third and fourth quarters of 2018, respectively. GDP growth accelerated to a rate of 3.1% in the first quarter of 2019, according to the government’s “second” estimate. Unemployment remained at 3.6% in May, its lowest rate since December 1969. Core inflation, which includes all items except food and energy, rose 2.0% for the twelve months ended May 31, 2019. The price of West Texas Intermediate crude oil declined from nearly $66 per barrel on June 1, 2018, to just over $53 per barrel on May 31, 2019.

The Federal Reserve raised the federal funds target rate three times during the period—in June, September and December 2018—boosting the key short-term interest-rate measure to 2.25%–2.50%. However, amid growing concerns for continued economic expansion, the Fed announced in early January that it would take a “patient” approach to further rate increases.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 2.50%. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 26 emerging-markets countries, returned –6.5% in U.S.-dollar terms.

14	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

U.S. investment-grade bonds performed well amid a decline in long-term rates and an increase in short-term rates. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 6.40% during the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, rose 3.70%.

Funds advanced, bolstered by fixed-income gains

The Lifecycle Index Funds may invest in up to five sectors of the investment market: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes.

Over the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—benefited primarily from gains among U.S. fixed-income securities as well as smaller U.S. equity advances. The Equity Index Fund advanced modestly while the International Equity Index Fund and Emerging Markets Equity Index Fund both recorded declines. The Bond Index Fund posted the strongest gains in the fixed-income category. The Inflation-Linked Bond Fund and Short-Term Bond Index Fund also generated positive results.

Fixed-income funds drove performance

The Lifecycle Index Funds with larger allocations to fixed-income sectors posted greater returns. For example, the Retirement Income, 2010 and 2015 Funds, each with at least 50% of their assets invested in fixed income at the end of the period, all gained more than 3.00% over the twelve months. In contrast, the 2045, 2050, 2055 and 2060 Funds, each with at least 89% of assets invested in equities at period-end, all earned less than 1.00%. (Performance of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	15

Lifecycle Index Retirement Income Fund

Performance as of May 31, 2019

Lifecycle Index Retirement Income Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/30/09	3.66%	4.25%		6.19%		0.31%	0.10%
Advisor Class	12/4/15	3.64	4.14	†	6.01	†	0.38	0.18
Premier Class	9/30/09	3.44	4.08		6.03		0.45	0.25
Retirement Class	9/30/09	3.40	3.98		5.93		0.55	0.35
Lifecycle Index Retirement Income Fund Composite Index‡	—	3.55	4.30		6.32	§	—	—
Broad market index
S&P Target Date Retirement Income Index	—	2.95	3.49		5.13	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

16	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	27.18	28.00
International equity	11.76	12.00
Fixed income
Fixed income	40.62	40.00
Short-term fixed income	10.08	10.00
Inflation-protected assets	10.12	10.00
Other assets & liabilities, net	0.24	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	17

Lifecycle Index 2010 Fund

Performance as of May 31, 2019
Lifecycle Index 2010 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/30/09	3.57%	4.41%		6.62%		0.25%	0.10%
Advisor Class	12/4/15	3.52	4.31	†	6.44	†	0.33	0.18
Premier Class	9/30/09	3.42	4.26		6.46		0.40	0.25
Retirement Class	9/30/09	3.32	4.14		6.35		0.50	0.35
Lifecycle Index 2010 Fund Composite Index‡	—	3.50	4.50		6.75	§	—	—
Broad market index
S&P Target Date 2010 Index	—	2.69	3.90		5.89	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index 2010 Fund Composite Index consisted of: 39.8% Bloomberg Barclays U.S. Aggregate Bond Index; 28.7% Russell 3000® Index; 12.3% MSCI EAFE + Emerging Markets Index; 9.6% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

18	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	27.94	28.70
International equity	12.08	12.30
Fixed income
Fixed income	40.49	39.80
Short-term fixed income	9.66	9.60
Inflation-protected assets	9.71	9.60
Other assets & liabilities, net	0.12	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	19

Lifecycle Index 2015 Fund

Performance as of May 31, 2019
Lifecycle Index 2015 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/30/09	3.40%	4.70%		7.05%		0.23%	0.10%
Advisor Class	12/4/15	3.31	4.60	†	6.88	†	0.31	0.18
Premier Class	9/30/09	3.19	4.52		6.89		0.38	0.25
Retirement Class	9/30/09	3.09	4.43		6.79		0.48	0.35
Lifecycle Index 2015 Fund Composite Index‡	—	3.28	4.77		7.18	§	—	—
Broad market index
S&P Target Date 2015 Index	—	2.34	4.31		6.61	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index 2015 Fund Composite Index consisted of: 38.8% Bloomberg Barclays U.S. Aggregate Bond Index; 32.2% Russell 3000® Index; 13.8% MSCI EAFE + Emerging Markets Index; 7.6% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 7.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

20	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	31.38	32.20
International equity	13.57	13.80
Fixed income
Fixed income	39.54	38.80
Short-term fixed income	7.65	7.60
Inflation-protected assets	7.69	7.60
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	21

Lifecycle Index 2020 Fund

Performance as of May 31, 2019

Lifecycle Index 2020 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/30/09	3.07%	5.03%		7.58%		0.21%	0.10%
Advisor Class	12/4/15	2.95	4.91	†	7.39	†	0.29	0.18
Premier Class	9/30/09	2.86	4.87		7.42		0.36	0.25
Retirement Class	9/30/09	2.76	4.76		7.31		0.46	0.35
Lifecycle Index 2020 Fund Composite Index‡	—	3.00	5.11		7.72	§	—	—
Broad market index
S&P Target Date 2020 Index	—	1.98	4.67		7.23	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index 2020 Fund Composite Index consisted of: 37.1% Bloomberg Barclays U.S. Aggregate Bond Index; 36.2% Russell 3000® Index; 15.5% MSCI EAFE + Emerging Markets Index; 5.6% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 5.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

22	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net	% of target
	assets as of	allocation
	5/31/19	for 6/30/19
Equity
U.S. equity	35.33	36.12
International equity	15.28	15.48
Fixed income
Fixed income	37.95	37.20
Short-term fixed income	5.63	5.60
Inflation-protected assets	5.66	5.60
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	23

Lifecycle Index 2025 Fund

Performance as of May 31, 2019

Lifecycle Index 2025 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/30/09	2.58%	5.41%		8.13%		0.20%	0.10%
Advisor Class	12/4/15	2.51	5.28	†	7.94	†	0.28	0.18
Premier Class	9/30/09	2.44	5.25		7.97		0.35	0.25
Retirement Class	9/30/09	2.33	5.15		7.87		0.45	0.35
Lifecycle Index 2025 Fund Composite Index‡	—	2.56	5.49		8.26	§	—	—
Broad market index
S&P Target Date 2025 Index	—	1.35	4.97		7.75	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index 2025 Fund Composite Index consisted of: 41.8% Russell 3000® Index; 33.1% Bloomberg Barclays U.S. Aggregate Bond Index; 17.9% MSCI EAFE + Emerging Markets Index; 3.6% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

24	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net	% of target
	assets as of	allocation
	5/31/19	for 6/30/19
Equity
U.S. equity	40.86	41.72
International equity	17.70	17.88
Fixed income
Fixed income	33.98	33.20
Short-term fixed income	3.61	3.60
Inflation-protected assets	3.63	3.60
Other assets & liabilities, net	0.22	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	25

Lifecycle Index 2030 Fund

Performance as of May 31, 2019

Lifecycle Index 2030 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/30/09	2.13%	5.78%		8.68%		0.20%	0.10%
Advisor Class	12/4/15	2.03	5.65	†	8.48	†	0.28	0.18
Premier Class	9/30/09	1.98	5.62		8.52		0.35	0.25
Retirement Class	9/30/09	1.88	5.52		8.41		0.45	0.35
Lifecycle Index 2030 Fund Composite Index‡	—	2.10	5.86		8.80	§	—	—
Broad market index
S&P Target Date 2030 Index	—	0.63	5.25		8.19	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index 2030 Fund Composite Index consisted of: 47.4% Russell 3000® Index; 29.1% Bloomberg Barclays U.S. Aggregate Bond Index; 20.3% MSCI EAFE + Emerging Markets Index; 1.6% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

26	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net	% of target
	assets as of	allocation
	5/31/19	for 6/30/19
Equity
U.S. equity	46.50	47.32
International equity	20.12	20.28
Fixed income
Fixed income	29.96	29.20
Short-term fixed income	1.58	1.60
Inflation-protected assets	1.59	1.60
Other assets & liabilities, net	0.25	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	27

Lifecycle Index 2035 Fund

Performance as of May 31, 2019

Lifecycle Index 2035 Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/30/09	1.66%	6.11%		9.19%		0.19%	0.10%
Advisor Class	12/4/15	1.52	6.00	†	9.00	†	0.27	0.18
Premier Class	9/30/09	1.46	5.94		9.02		0.34	0.25
Retirement Class	9/30/09	1.36	5.84		8.91		0.44	0.35
Lifecycle Index 2035 Fund Composite Index‡	—	1.60	6.18		9.30	§	—	—
Broad market index
S&P Target Date 2035 Index	—	–0.10	5.52		8.57	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index 2035 Fund Composite Index consisted of: 53.0% Russell 3000® Index; 24.3% Bloomberg Barclays U.S. Aggregate Bond Index; and 22.7% MSCI EAFE + Emerging Markets Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

28	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net	% of target
	assets as of	allocation
	5/31/19	for 6/30/19
Equity
U.S. equity	52.15	52.92
International equity	22.61	22.68
Fixed income	25.03	24.40
Other assets & liabilities, net	0.21	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	29

Lifecycle Index 2040 Fund

Performance as of May 31, 2019
Lifecycle Index 2040 Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/30/09	1.08%	6.41%		9.52%		0.19%	0.10%
Advisor Class	12/4/15	0.96	6.30	†	9.32	†	0.27	0.18
Premier Class	9/30/09	0.87	6.25		9.35		0.34	0.25
Retirement Class	9/30/09	0.77	6.15		9.24		0.44	0.35
Lifecycle Index 2040 Fund Composite Index‡	—	1.01	6.47		9.62	§	—	—
Broad market index
S&P Target Date 2040 Index	—	–0.55	5.70		8.84	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index 2040 Fund Composite Index consisted of: 58.6% Russell 3000® Index; 25.1% MSCI EAFE + Emerging Markets Index; and 16.3% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

30	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	57.85	58.52
International equity	25.05	25.08
Fixed income	16.81	16.40
Other assets & liabilities, net	0.29	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	31

Lifecycle Index 2045 Fund

Performance as of May 31, 2019
Lifecycle Index 2045 Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/30/09	0.58%	6.54%		9.58%		0.20%	0.10%
Advisor Class	12/4/15	0.41	6.40	†	9.37	†	0.28	0.18
Premier Class	9/30/09	0.43	6.39		9.42		0.35	0.25
Retirement Class	9/30/09	0.32	6.27		9.30		0.45	0.35
Lifecycle Index 2045 Fund Composite Index‡	—	0.53	6.61		9.70	§	—	—
Broad market index
S&P Target Date 2045 Index	—	–0.86	5.81		9.03	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.2% Russell 3000® Index; 27.1% MSCI EAFE + Emerging Markets Index; and 9.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

32	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	62.51	63.18
International equity	27.08	27.07
Fixed income	10.12	9.75
Other assets & liabilities, net	0.29	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	33

Lifecycle Index 2050 Fund

Performance as of May 31, 2019
Lifecycle Index 2050 Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/30/09	0.47%	6.61%		9.62%		0.20%	0.10%
Advisor Class	12/4/15	0.37	6.48	†	9.42	†	0.28	0.18
Premier Class	9/30/09	0.32	6.45		9.46		0.35	0.25
Retirement Class	9/30/09	0.21	6.34		9.34		0.45	0.35
Lifecycle Index 2050 Fund Composite Index‡	—	0.44	6.68		9.73	§	—	—
Broad market index
S&P Target Date 2050 Index	—	–1.08	5.93		9.18	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index 2050 Fund Composite Index consisted of: 64.0% Russell 3000® Index; 27.5% MSCI EAFE + Emerging Markets Index; and 8.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

34	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 30, 2009)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	63.43	64.05
International equity	27.47	27.45
Fixed income	8.82	8.50
Other assets & liabilities, net	0.28	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	35

Lifecycle Index 2055 Fund

Performance as of May 31, 2019
Lifecycle Index 2055 Fund			Average annual				Annual operating
		Total Return	total return				expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	4/29/11	0.34%	6.66%		8.15%		0.24%	0.10%
Advisor Class	12/4/15	0.30	6.57	†	7.98	†	0.31	0.18
Premier Class	4/29/11	0.20	6.51		7.99		0.38	0.25
Retirement Class	4/29/11	0.16	6.42		7.89		0.48	0.35
Lifecycle Index 2055 Fund Composite Index‡	—	0.34	6.75		8.25	§	—	—
Broad market index
S&P Target Date 2055 Index	—	–1.14	5.99		7.54	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index 2055 Fund Composite Index consisted of: 65.0% Russell 3000® Index; 27.8% MSCI EAFE + Emerging Markets Index; and 7.2% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

36	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception April 29, 2011)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	64.20	64.93
International equity	27.80	27.82
Fixed income	7.51	7.25
Other assets & liabilities, net	0.49	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	37

Lifecycle Index 2060 Fund

Performance as of May 31, 2019
Lifecycle Index 2060 Fund			Average annual		Annual operating
		Total Return	total return		expenses*#
	Inception date	1 year	since inception		gross	net
Institutional Class	9/26/14	0.25%	6.97%		0.48%	0.10%
Advisor Class	12/4/15	0.22	6.88	†	0.54	0.18
Premier Class	9/26/14	0.12	6.81		0.61	0.25
Retirement Class	9/26/14	0.05	6.72		0.71	0.35
Lifecycle Index 2060 Fund Composite Index‡	—	0.24	7.05	§	—	—
Broad market index
S&P Target Date 2060+ Index	—	–1.08	6.41	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on May 31, 2019, the Lifecycle Index 2060 Fund Composite Index consisted of: 65.8% Russell 3000® Index; 28.2% MSCI EAFE + Emerging Markets Index; and 6.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

$10,000 invested at Fund’s inception

Retirement Class (inception September 26, 2014)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/19	% of target allocation for 6/30/19
Equity
U.S. equity	64.88	65.80
International equity	28.07	28.20
Fixed income	6.18	6.00
Other assets & liabilities, net	0.87	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	39

Portfolio of investments

Lifecycle Index Retirement Income Fund  ■  May 31, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—40.6%
13,845,203	TIAA-CREF Bond Index Fund		$150,774,258	40.6%
	TOTAL FIXED INCOME		150,774,258	40.6
INFLATION-PROTECTED ASSETS—10.1%
3,276,429	TIAA-CREF Inflation-Linked Bond Fund		37,580,643	10.1
	TOTAL INFLATION-PROTECTED ASSETS		37,580,643	10.1
INTERNATIONAL EQUITY—11.8%
1,181,637	TIAA-CREF Emerging Markets Equity Index Fund		12,336,288	3.3
1,717,367	TIAA-CREF International Equity Index Fund		31,307,607	8.5
	TOTAL INTERNATIONAL EQUITY		43,643,895	11.8
SHORT-TERM FIXED INCOME—10.1%
3,755,035	TIAA-CREF Short-Term Bond Index Fund		37,400,151	10.1
	TOTAL SHORT-TERM FIXED INCOME		37,400,151	10.1
U.S. EQUITY—27.2%
5,000,348	TIAA-CREF Equity Index Fund		100,907,029	27.2
	TOTAL U.S. EQUITY		100,907,029	27.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $349,465,426)	370,305,976	99.8

	TOTAL PORTFOLIO	(Cost $349,465,426)	370,305,976	99.8
	OTHER ASSETS & LIABILITIES, NET		885,937	0.2
	NET ASSETS		$371,191,913	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

40	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2010 Fund  ■  May 31, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—40.5%
16,289,635	TIAA-CREF Bond Index Fund		$177,394,128	40.5%
	TOTAL FIXED INCOME		177,394,128	40.5
INFLATION-PROTECTED ASSETS—9.7%
3,707,920	TIAA-CREF Inflation-Linked Bond Fund		42,529,843	9.7
	TOTAL INFLATION-PROTECTED ASSETS		42,529,843	9.7
INTERNATIONAL EQUITY—12.1%
1,419,612	TIAA-CREF Emerging Markets Equity Index Fund		14,820,746	3.4
2,089,282	TIAA-CREF International Equity Index Fund		38,087,619	8.7
	TOTAL INTERNATIONAL EQUITY		52,908,365	12.1
SHORT-TERM FIXED INCOME—9.7%
4,249,426	TIAA-CREF Short-Term Bond Index Fund		42,324,284	9.7
	TOTAL SHORT-TERM FIXED INCOME		42,324,284	9.7
U.S. EQUITY—27.9%
6,066,679	TIAA-CREF Equity Index Fund		122,425,575	27.9
	TOTAL U.S. EQUITY		122,425,575	27.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $382,428,854)	437,582,195	99.9

	TOTAL PORTFOLIO	(Cost $382,428,854)	437,582,195	99.9
	OTHER ASSETS & LIABILITIES, NET		526,341	0.1
	NET ASSETS		$438,108,536	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	41

Portfolio of investments

Lifecycle Index 2015 Fund  ■  May 31, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—39.5%
31,938,627	TIAA-CREF Bond Index Fund		$347,811,645	39.5%
	TOTAL FIXED INCOME		347,811,645	39.5
INFLATION-PROTECTED ASSETS—7.7%
5,893,575	TIAA-CREF Inflation-Linked Bond Fund		67,599,307	7.7
	TOTAL INFLATION-PROTECTED ASSETS		67,599,307	7.7
INTERNATIONAL EQUITY—13.6%
3,203,867	TIAA-CREF Emerging Markets Equity Index Fund		33,448,372	3.8
4,711,804	TIAA-CREF International Equity Index Fund		85,896,183	9.8
	TOTAL INTERNATIONAL EQUITY		119,344,555	13.6
SHORT-TERM FIXED INCOME—7.6%
6,751,874	TIAA-CREF Short-Term Bond Index Fund		67,248,662	7.6
	TOTAL SHORT-TERM FIXED INCOME		67,248,662	7.6
U.S. EQUITY—31.4%
13,676,305	TIAA-CREF Equity Index Fund		275,987,843	31.4
	TOTAL U.S. EQUITY		275,987,843	31.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $769,330,410)	877,992,012	99.8

	TOTAL PORTFOLIO	(Cost $769,330,410)	877,992,012	99.8
	OTHER ASSETS & LIABILITIES, NET		1,513,615	0.2
	NET ASSETS		$879,505,627	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

42	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2020 Fund  ■  May 31, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—37.9%
77,037,612	TIAA-CREF Bond Index Fund		$838,939,589	37.9%
	TOTAL FIXED INCOME		838,939,589	37.9
INFLATION-PROTECTED ASSETS—5.7%
10,915,344	TIAA-CREF Inflation-Linked Bond Fund		125,198,998	5.7
	TOTAL INFLATION-PROTECTED ASSETS		125,198,998	5.7
INTERNATIONAL EQUITY—15.3%
9,084,122	TIAA-CREF Emerging Markets Equity Index Fund		94,838,230	4.3
13,334,596	TIAA-CREF International Equity Index Fund		243,089,682	11.0
	TOTAL INTERNATIONAL EQUITY		337,927,912	15.3
SHORT-TERM FIXED INCOME—5.6%
12,509,335	TIAA-CREF Short-Term Bond Index Fund		124,592,974	5.6
	TOTAL SHORT-TERM FIXED INCOME		124,592,974	5.6
U.S. EQUITY—35.3%
38,709,389	TIAA-CREF Equity Index Fund		781,155,460	35.3
	TOTAL U.S. EQUITY		781,155,460	35.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,989,386,007)	2,207,814,933	99.8

	TOTAL PORTFOLIO	(Cost $1,989,386,007)	2,207,814,933	99.8
	OTHER ASSETS & LIABILITIES, NET		3,375,734	0.2
	NET ASSETS		$2,211,190,667	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	43

Portfolio of investments

Lifecycle Index 2025 Fund  ■  May 31, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—34.0%
88,782,697	TIAA-CREF Bond Index Fund		$966,843,572	34.0%
	TOTAL FIXED INCOME		966,843,572	34.0
INFLATION-PROTECTED ASSETS—3.6%
9,013,799	TIAA-CREF Inflation-Linked Bond Fund		103,388,271	3.6
	TOTAL INFLATION-PROTECTED ASSETS		103,388,271	3.6
INTERNATIONAL EQUITY—17.7%
13,572,263	TIAA-CREF Emerging Markets Equity Index Fund		141,694,423	5.0
19,851,560	TIAA-CREF International Equity Index Fund		361,893,930	12.7
	TOTAL INTERNATIONAL EQUITY		503,588,353	17.7
SHORT-TERM FIXED INCOME—3.6%
10,327,053	TIAA-CREF Short-Term Bond Index Fund		102,857,452	3.6
	TOTAL SHORT-TERM FIXED INCOME		102,857,452	3.6
U.S. EQUITY—40.9%
57,614,332	TIAA-CREF Equity Index Fund		1,162,657,220	40.9
	TOTAL U.S. EQUITY		1,162,657,220	40.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,579,474,058)	2,839,334,868	99.8

	TOTAL PORTFOLIO	(Cost $2,579,474,058)	2,839,334,868	99.8
	OTHER ASSETS & LIABILITIES, NET		6,303,851	0.2
	NET ASSETS		$2,845,638,719	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

44	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2030 Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
FIXED INCOME—29.9%
82,657,516	TIAA-CREF Bond Index Fund		$900,140,353	29.9%
	TOTAL FIXED INCOME		900,140,353	29.9
INFLATION-PROTECTED ASSETS—1.6%
4,169,552	TIAA-CREF Inflation-Linked Bond Fund		47,824,763	1.6
	TOTAL INFLATION-PROTECTED ASSETS		47,824,763	1.6
INTERNATIONAL EQUITY—20.1%
16,272,154	TIAA-CREF Emerging Markets Equity Index Fund		169,881,291	5.6
23,831,714	TIAA-CREF International Equity Index Fund		434,452,149	14.5
	TOTAL INTERNATIONAL EQUITY		604,333,440	20.1
SHORT-TERM FIXED INCOME—1.6%
4,779,225	TIAA-CREF Short-Term Bond Index Fund		47,601,083	1.6
	TOTAL SHORT-TERM FIXED INCOME		47,601,083	1.6
U.S. EQUITY—46.5%
69,210,713	TIAA-CREF Equity Index Fund		1,396,672,198	46.5
	TOTAL U.S. EQUITY		1,396,672,198	46.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,702,980,844)	2,996,571,837	99.7

	TOTAL PORTFOLIO	(Cost $2,702,980,844)	2,996,571,837	99.7
	OTHER ASSETS & LIABILITIES, NET		7,649,977	0.3
	NET ASSETS		$3,004,221,814	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	45

Portfolio of investments

Lifecycle Index 2035 Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—25.0%
62,691,483	TIAA-CREF Bond Index Fund		$682,710,252	25.0%
	TOTAL FIXED INCOME		682,710,252	25.0
INTERNATIONAL EQUITY—22.6%
16,658,841	TIAA-CREF Emerging Markets Equity Index Fund		173,918,297	6.4
24,283,447	TIAA-CREF International Equity Index Fund		442,687,235	16.2
	TOTAL INTERNATIONAL EQUITY		616,605,532	22.6
U.S. EQUITY—52.2%
70,481,192	TIAA-CREF Equity Index Fund		1,422,310,449	52.2
	TOTAL U.S. EQUITY		1,422,310,449	52.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,421,423,387)	2,721,626,233	99.8

	TOTAL PORTFOLIO	(Cost $2,421,423,387)	2,721,626,233	99.8
	OTHER ASSETS & LIABILITIES, NET		5,757,291	0.2
	NET ASSETS		$2,727,383,524	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

46	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2040 Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
FIXED INCOME—16.8%
44,246,560	TIAA-CREF Bond Index Fund		$481,845,039	16.8%
	TOTAL FIXED INCOME		481,845,039	16.8
INTERNATIONAL EQUITY—25.1%
19,369,283	TIAA-CREF Emerging Markets Equity Index Fund		202,215,312	7.1
28,301,877	TIAA-CREF International Equity Index Fund		515,943,215	18.0
	TOTAL INTERNATIONAL EQUITY		718,158,527	25.1
U.S. EQUITY—57.8%
82,171,452	TIAA-CREF Equity Index Fund		1,658,219,906	57.8
	TOTAL U.S. EQUITY		1,658,219,906	57.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,500,173,124)	2,858,223,472	99.7

	TOTAL PORTFOLIO	(Cost $2,500,173,124)	2,858,223,472	99.7
	OTHER ASSETS & LIABILITIES, NET		8,409,381	0.3
	NET ASSETS		$2,866,632,853	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	47

Portfolio of investments

Lifecycle Index 2045 Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
FIXED INCOME—10.1%
17,504,903	TIAA-CREF Bond Index Fund		$190,628,394	10.1%
	TOTAL FIXED INCOME		190,628,394	10.1
INTERNATIONAL EQUITY—27.1%
13,777,810	TIAA-CREF Emerging Markets Equity Index Fund		143,840,340	7.6
20,098,863	TIAA-CREF International Equity Index Fund		366,402,274	19.5
	TOTAL INTERNATIONAL EQUITY		510,242,614	27.1
U.S. EQUITY—62.5%
58,373,048	TIAA-CREF Equity Index Fund		1,177,968,109	62.5
	TOTAL U.S. EQUITY		1,177,968,109	62.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,692,664,363)	1,878,839,117	99.7

	TOTAL PORTFOLIO	(Cost $1,692,664,363)	1,878,839,117	99.7
	OTHER ASSETS & LIABILITIES, NET		5,534,196	0.3
	NET ASSETS		$1,884,373,313	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

48	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2050 Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
FIXED INCOME—8.8%
11,565,352	TIAA-CREF Bond Index Fund		$125,946,687	8.8%
	TOTAL FIXED INCOME		125,946,687	8.8
INTERNATIONAL EQUITY—27.5%
10,586,160	TIAA-CREF Emerging Markets Equity Index Fund		110,519,511	7.8
15,442,989	TIAA-CREF International Equity Index Fund		281,525,697	19.7
	TOTAL INTERNATIONAL EQUITY		392,045,208	27.5
U.S. EQUITY—63.4%
44,854,066	TIAA-CREF Equity Index Fund		905,155,045	63.4
	TOTAL U.S. EQUITY		905,155,045	63.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,294,588,906)	1,423,146,940	99.7

	TOTAL PORTFOLIO	(Cost $1,294,588,906)	1,423,146,940	99.7
	OTHER ASSETS & LIABILITIES, NET		4,024,496	0.3
	NET ASSETS		$1,427,171,436	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	49

Portfolio of investments

Lifecycle Index 2055 Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.5%[a]
FIXED INCOME—7.5%
4,113,711	TIAA-CREF Bond Index Fund		$44,798,315	7.5%
	TOTAL FIXED INCOME		44,798,315	7.5
INTERNATIONAL EQUITY—27.8%
4,478,401	TIAA-CREF Emerging Markets Equity Index Fund		46,754,509	7.8
6,528,710	TIAA-CREF International Equity Index Fund		119,018,378	20.0
	TOTAL INTERNATIONAL EQUITY		165,772,887	27.8
U.S. EQUITY—64.2%
18,970,836	TIAA-CREF Equity Index Fund		382,831,480	64.2
	TOTAL U.S. EQUITY		382,831,480	64.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $559,143,234)	593,402,682	99.5

	TOTAL PORTFOLIO	(Cost $559,143,234)	593,402,682	99.5
	OTHER ASSETS & LIABILITIES, NET		2,904,933	0.5
	NET ASSETS		$596,307,615	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

50	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2060 Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.1%[a]
FIXED INCOME—6.2%
834,322	TIAA-CREF Bond Index Fund		$9,085,770	6.2%
	TOTAL FIXED INCOME		9,085,770	6.2
INTERNATIONAL EQUITY—28.1%
1,116,771	TIAA-CREF Emerging Markets Equity Index Fund		11,659,084	7.9
1,622,900	TIAA-CREF International Equity Index Fund		29,585,458	20.2
	TOTAL INTERNATIONAL EQUITY		41,244,542	28.1
U.S. EQUITY—64.8%
4,723,128	TIAA-CREF Equity Index Fund		95,312,728	64.8
	TOTAL U.S. EQUITY		95,312,728	64.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $142,036,095)	145,643,040	99.1

	TOTAL PORTFOLIO	(Cost $142,036,095)	145,643,040	99.1
	OTHER ASSETS & LIABILITIES, NET		1,285,480	0.9
	NET ASSETS		$146,928,520	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	51

Statements of assets and liabilities

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2019

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
ASSETS
Affiliated investments, at value‡	$370,305,976	$437,582,195	$877,992,012	$2,207,814,933	$2,839,334,868	$2,996,571,837
Cash	185,353	554,273	1,271,303	2,607,044	2,736,384	4,238,107
Receivable from securities transactions	2,376,840	3,005,272	6,312,058	15,573,321	20,414,702	19,621,784
Receivable from Fund shares sold	2,619,804	255,455	2,568,333	4,586,487	6,655,468	6,174,654
Dividends receivable	440,845	519,201	984,466	2,289,324	2,551,128	2,280,889
Due from affiliates	4,870	5,219	9,186	19,480	22,761	23,634
Other	5,493	13,614	24,710	45,698	50,025	52,409
Total assets	375,939,181	441,935,229	889,162,068	2,232,936,287	2,871,765,336	3,028,963,314
LIABILITIES
Management fees payable	5,700	6,752	13,248	32,491	40,476	41,363
Service agreement fees payable	727	1,439	2,712	6,627	8,594	8,318
Distribution fees payable	3,775	4,278	12,186	33,073	42,724	41,426
Due to affiliates	9,016	9,485	10,914	14,656	16,012	16,303
Payable for securities transactions	4,080,850	3,622,293	7,652,831	19,725,827	24,036,217	22,054,546
Payable for Fund shares redeemed	619,221	147,330	1,901,016	1,788,087	1,798,668	2,378,541
Payable for trustee compensation	5,770	13,971	25,417	47,421	52,182	54,680
Accrued expenses and other payables	22,209	21,145	38,117	97,438	131,744	146,323
Total liabilities	4,747,268	3,826,693	9,656,441	21,745,620	26,126,617	24,741,500
NET ASSETS	$371,191,913	$438,108,536	$879,505,627	$2,211,190,667	$2,845,638,719	$3,004,221,814
NET ASSETS CONSIST OF:
Paid-in-capital	$353,265,991	$386,163,374	$775,401,075	$1,999,317,855	$2,589,987,418	$2,716,230,498
Total distributable earnings (loss)	17,925,922	51,945,162	104,104,552	211,872,812	255,651,301	287,991,316
NET ASSETS	$371,191,913	$438,108,536	$879,505,627	$2,211,190,667	$2,845,638,719	$3,004,221,814
INSTITUTIONAL CLASS:
Net assets	$306,742,123	$335,348,138	$654,257,146	$1,636,540,620	$2,108,199,024	$2,291,257,946
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,440,092	22,198,654	41,523,698	98,286,684	120,559,576	125,017,938
Net asset value per share	$14.31	$15.11	$15.76	$16.65	$17.49	$18.33
ADVISOR CLASS:
Net assets	$159,924	$112,853	$164,129	$708,091	$1,001,188	$1,310,757
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,178	7,469	10,415	42,551	57,313	71,581
Net asset value per share	$14.31	$15.11	$15.76	$16.64	$17.47	$18.31
PREMIER CLASS:
Net assets	$29,442,576	$32,634,403	$94,173,932	$257,430,332	$328,027,771	$318,861,533
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,059,636	2,167,295	6,001,778	15,534,385	18,836,351	17,478,750
Net asset value per share	$14.30	$15.06	$15.69	$16.57	$17.41	$18.24
RETIREMENT CLASS:
Net assets	$34,847,290	$70,013,142	$130,910,420	$316,511,624	$408,410,736	$392,791,578
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,440,638	4,673,933	8,371,626	19,167,646	23,557,891	21,623,558
Net asset value per share	$14.28	$14.98	$15.64	$16.51	$17.34	$18.16
‡ Affiliated investments, cost	$349,465,426	$382,428,854	$769,330,410	$1,989,386,007	$2,579,474,058	$2,702,980,844

52	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	53

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2019

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund
ASSETS
Affiliated investments, at value‡	$2,721,626,233	$2,858,223,472	$1,878,839,117	$1,423,146,940	$593,402,682	$145,643,040
Cash	3,887,898	4,102,817	3,127,895	1,067,640	938,607	571,046
Receivable from securities transactions	15,312,280	11,464,403	5,740,709	3,990,409	1,459,833	267,407
Receivable from Fund shares sold	4,941,832	7,472,384	6,062,908	5,256,567	2,912,647	1,203,691
Dividends receivable	1,653,945	1,169,842	464,311	306,433	108,420	21,810
Due from affiliates	19,067	20,290	13,798	10,869	4,861	2,189
Other	49,316	55,487	30,469	21,365	6,602	1,247
Total assets	2,747,490,571	2,882,508,695	1,894,279,207	1,433,800,223	598,833,652	147,710,430
LIABILITIES
Management fees payable	36,367	37,235	23,924	18,048	7,493	1,827
Service agreement fees payable	7,457	7,351	5,123	4,369	2,132	608
Distribution fees payable	38,419	34,127	25,573	20,475	7,378	1,089
Due to affiliates	15,759	16,297	13,248	11,772	9,354	8,298
Payable for securities transactions	17,331,040	14,283,407	8,915,980	5,413,425	1,900,350	711,171
Payable for Fund shares redeemed	2,499,304	1,304,487	793,599	1,055,539	546,355	38,067
Payable for trustee compensation	51,397	57,682	31,902	22,425	7,011	1,342
Accrued expenses and other payables	127,304	135,256	96,545	82,734	45,964	19,508
Total liabilities	20,107,047	15,875,842	9,905,894	6,628,787	2,526,037	781,910
NET ASSETS	$2,727,383,524	$2,866,632,853	$1,884,373,313	$1,427,171,436	$596,307,615	$146,928,520
NET ASSETS CONSIST OF:
Paid-in-capital	$2,432,390,324	$2,515,799,896	$1,702,230,169	$1,301,569,690	$563,556,394	$144,830,766
Total distributable earnings (loss)	294,993,200	350,832,957	182,143,144	125,601,746	32,751,221	2,097,754
NET ASSETS	$2,727,383,524	$2,866,632,853	$1,884,373,313	$1,427,171,436	$596,307,615	$146,928,520
INSTITUTIONAL CLASS:
Net assets	$2,077,146,341	$2,269,053,620	$1,451,216,080	$1,066,666,888	$439,797,616	$112,058,622
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	108,661,294	115,500,774	73,721,272	54,005,432	27,827,128	9,226,952
Net asset value per share	$19.12	$19.65	$19.69	$19.75	$15.80	$12.14
ADVISOR CLASS:
Net assets	$1,035,515	$2,047,133	$1,161,897	$1,200,365	$754,687	$589,822
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	54,217	104,272	59,087	60,829	47,794	48,564
Net asset value per share	$19.10	$19.63	$19.66	$19.73	$15.79	$12.15
PREMIER CLASS:
Net assets	$295,473,109	$258,812,341	$195,595,245	$157,105,489	$57,624,764	$8,643,581
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,534,579	13,241,055	9,981,427	7,994,508	3,655,804	712,399
Net asset value per share	$19.02	$19.55	$19.60	$19.65	$15.76	$12.13
RETIREMENT CLASS:
Net assets	$353,728,559	$336,719,759	$236,400,091	$202,198,694	$98,130,548	$25,636,495
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,676,043	17,291,027	12,118,663	10,336,581	6,240,372	2,117,799
Net asset value per share	$18.94	$19.47	$19.51	$19.56	$15.73	$12.11
‡ Affiliated investments, cost	$2,421,423,387	$2,500,173,124	$1,692,664,363	$1,294,588,906	$559,143,234	$142,036,095

54	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	55

Statements of operations

TIAA-CREF Lifecycle Index Funds  ■  For the year ended May 31, 2019

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$7,931,463	$10,398,822	$20,240,980	$47,631,965	$57,694,432	$59,967,535
Total income	7,931,463	10,398,822	20,240,980	47,631,965	57,694,432	59,967,535

EXPENSES
Management fees	520,143	668,188	1,291,291	3,030,582	3,662,155	3,754,992
Shareholder servicing — Institutional Class	6,989	4,071	4,877	9,414	9,424	10,322
Shareholder servicing — Advisor Class	38	100	54	504	839	951
Shareholder servicing — Premier Class	87	87	120	231	263	259
Shareholder servicing — Retirement Class	91,771	185,513	336,089	784,135	960,240	947,047
Distribution fees — Premier Class	34,362	61,079	146,320	374,474	464,476	460,692
Registration fees	107,842	67,775	74,442	77,148	70,065	80,066
Administrative service fees	35,228	36,745	42,453	57,610	63,602	65,177
Professional fees	30,402	32,196	38,087	54,168	60,138	61,390
Trustee fees and expenses	4,704	5,850	11,508	28,120	34,621	36,434
Other expenses	78,426	101,305	170,141	377,242	468,217	491,917
Total expenses	909,992	1,162,909	2,115,382	4,793,628	5,794,040	5,909,247
Less: Expenses reimbursed by the investment adviser	(226,262)	(198,738)	(253,477)	(400,705)	(461,696)	(499,148)
Fee waiver by investment adviser and TPIS	(326,291)	(419,036)	(823,900)	(1,772,227)	(2,061,185)	(2,059,589)
Net expenses	357,439	545,135	1,038,005	2,620,696	3,271,159	3,350,510

Net investment income (loss)	7,574,024	9,853,687	19,202,975	45,011,269	54,423,273	56,617,025

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(1,193,728)	232,997	1,400,522	(2,019,461)	(5,271,160)	(7,571,407)
Realized gain distributions from affiliated investments	311,610	432,275	946,999	2,533,705	3,581,374	4,301,919
Realized gain (loss) from sale of unaffiliated investments	3,456	(3,313)	851	—	(27,959)	(17,132)
Net realized gain (loss) from investments	(878,662)	661,959	2,348,372	514,244	(1,717,745)	(3,286,620)
Net change in unrealized appreciation (depreciation) from affiliated investments	5,093,984	3,815,840	5,531,471	13,363,163	12,116,597	417,960
Net realized and unrealized gain (loss) from investments	4,215,322	4,477,799	7,879,843	13,877,407	10,398,852	(2,868,660)
Net increase (decrease) in net assets from operations	$11,789,346	$14,331,486	$27,082,818	$58,888,676	$64,822,125	$53,748,365

56	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	57

Statements of operations	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the year ended May 31, 2019

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$54,034,311	$56,070,745	$35,584,242	$26,076,158	$10,139,692	$2,456,297
Total income	54,034,311	56,070,745	35,584,242	26,076,158	10,139,692	2,456,297

EXPENSES
Management fees	3,352,998	3,494,871	2,228,664	1,639,380	644,630	150,847
Shareholder servicing — Institutional Class	9,373	12,039	9,165	11,465	8,033	7,127
Shareholder servicing — Advisor Class	546	1,189	877	710	399	274
Shareholder servicing — Premier Class	247	249	186	166	102	83
Shareholder servicing — Retirement Class	847,867	803,382	569,342	472,860	218,851	51,277
Distribution fees — Premier Class	424,418	394,850	288,351	227,536	76,904	9,519
Registration fees	74,518	77,465	71,696	73,264	70,419	67,065
Administrative service fees	62,581	64,703	52,425	46,435	36,551	32,195
Professional fees	59,002	61,273	48,209	42,032	31,887	27,351
Trustee fees and expenses	33,515	35,707	23,013	16,835	6,430	1,535
Other expenses	437,382	469,530	328,869	260,679	134,037	61,025
Total expenses	5,302,447	5,415,258	3,620,797	2,791,362	1,228,243	408,298
Less: Expenses reimbursed by the investment adviser	(457,437)	(484,987)	(377,908)	(335,055)	(241,244)	(185,339)
Fee waiver by investment adviser and TPIS	(1,712,220)	(1,763,483)	(1,140,001)	(839,658)	(295,695)	(69,216)
Net expenses	3,132,790	3,166,788	2,102,888	1,616,649	691,304	153,743

Net investment income (loss)	50,901,521	52,903,957	33,481,354	24,459,509	9,448,388	2,302,554

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(5,302,570)	(6,665,246)	(3,405,512)	(2,887,745)	(1,344,777)	(1,151,478)
Realized gain distributions from affiliated investments	4,421,880	5,211,071	3,608,649	2,691,865	1,064,503	263,113
Realized gain (loss) from sale of unaffiliated investments	—	—	—	3,793	—	(43,434)
Net realized gain (loss) from investments	(880,690)	(1,454,175)	203,137	(192,087)	(280,274)	(931,799)
Net change in unrealized appreciation (depreciation) from affiliated investments	(12,030,717)	(29,717,714)	(27,285,690)	(21,480,552)	(8,444,193)	(2,257,171)
Net realized and unrealized gain (loss) from investments	(12,911,407)	(31,171,889)	(27,082,553)	(21,672,639)	(8,724,467)	(3,188,970)
Net increase (decrease) in net assets from operations	$37,990,114	$21,732,068	$6,398,801	$2,786,870	$723,921	$(886,416)

58	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	59

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]

OPERATIONS
Net investment income (loss)		$7,574,024	$3,803,310	$9,853,687	$7,139,285	$19,202,975	$14,090,669
Net realized gain (loss) from investments		(878,662)	(166,485)	661,959	354,420	2,348,372	886,970
Net change in unrealized appreciation (depreciation) from affiliated investments		5,093,984	4,474,264	3,815,840	9,180,370	5,531,471	21,542,756
Net increase (decrease) in net assets from operations		11,789,346	8,111,089	14,331,486	16,674,075	27,082,818	36,520,395

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(7,217,453)	(2,627,944)	(8,795,987)	(4,902,212)	(17,625,975)	(9,676,463)
	Advisor Class	(3,262)	(2,410)	(5,757)	(2,388)	(4,495)	(2,367)
	Premier Class	(587,062)	(284,854)	(1,209,362)	(873,882)	(2,973,564)	(2,003,671)
	Retirement Class	(967,164)	(743,131)	(1,960,258)	(1,430,924)	(3,719,188)	(2,351,947)
Total distributions		(8,774,941)	(3,658,339)	(11,971,364)	(7,209,406)	(24,323,222)	(14,034,448)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	143,834,398	188,712,671	106,534,455	101,136,256	211,504,879	200,771,636
	Advisor Class	47,597	—	23,000	64,000	62,681	—
	Premier Class	15,565,820	11,108,780	6,104,551	19,449,823	28,084,347	43,814,062
	Retirement Class	12,698,444	12,865,614	21,501,787	26,430,911	33,432,646	41,079,286
Reinvestments of distributions:	Institutional Class	7,049,150	2,616,934	8,627,350	4,901,918	17,231,199	9,669,419
	Advisor Class	127	—	2,513	—	1,068	—
	Premier Class	531,378	268,988	937,599	718,545	2,392,009	1,663,267
	Retirement Class	966,797	742,858	1,960,258	1,430,924	3,719,188	2,351,947
Redemptions:	Institutional Class	(79,786,248)	(40,478,916)	(47,661,057)	(42,105,401)	(110,890,178)	(68,850,662)
	Advisor Class	(165)	—	(86,742)	—	(13,765)	—
	Premier Class	(7,108,028)	(3,294,848)	(21,412,550)	(6,420,603)	(37,318,880)	(18,477,448)
	Retirement Class	(18,074,045)	(12,828,226)	(31,072,313)	(21,665,951)	(40,253,986)	(32,694,987)
Net increase (decrease) from shareholder transactions		75,725,225	159,713,855	45,458,851	83,940,422	107,951,208	179,326,520
Net increase (decrease) in net assets		78,739,630	164,166,605	47,818,973	93,405,091	110,710,804	201,812,467

NET ASSETS
Beginning of period		292,452,283	128,285,678	390,289,563	296,884,472	768,794,823	566,982,356
End of period		$371,191,913	$292,452,283	$438,108,536	$390,289,563	$879,505,627	$768,794,823

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	10,207,425	13,333,464	7,124,120	6,729,837	13,548,638	12,782,747
	Advisor Class	3,340	—	1,515	4,270	3,977	—
	Premier Class	1,115,526	785,327	408,238	1,303,919	1,812,319	2,829,750
	Retirement Class	900,119	909,959	1,437,985	1,777,887	2,142,881	2,649,902
Shares reinvested:	Institutional Class	509,412	185,160	604,580	326,359	1,159,569	616,279
	Advisor Class	9	—	176	—	72	—
	Premier Class	38,449	19,041	65,889	47,967	161,513	106,347
	Retirement Class	70,096	52,610	138,436	95,971	251,807	150,863
Shares redeemed:	Institutional Class	(5,679,397)	(2,855,965)	(3,178,554)	(2,806,254)	(7,076,572)	(4,398,544)
	Advisor Class	(12)	—	(5,961)	—	(874)	—
	Premier Class	(510,716)	(233,232)	(1,466,567)	(427,824)	(2,461,029)	(1,181,998)
	Retirement Class	(1,282,637)	(908,001)	(2,077,760)	(1,457,010)	(2,572,631)	(2,106,474)
Net increase (decrease) from shareholder transactions		5,371,614	11,288,363	3,052,097	5,595,122	6,969,670	11,448,872

60	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	61

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]

OPERATIONS
Net investment income (loss)		$45,011,269	$30,662,678	$54,423,273	$35,260,489	$56,617,025	$35,844,935
Net realized gain (loss) from investments		514,244	1,794,698	(1,717,745)	2,929,292	(3,286,620)	3,375,555
Net change in unrealized appreciation (depreciation) from affiliated investments		13,363,163	56,146,997	12,116,597	79,170,903	417,960	97,512,808
Net increase (decrease) in net assets from operations		58,888,676	88,604,373	64,822,125	117,360,684	53,748,365	136,733,298

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(37,452,893)	(19,921,975)	(43,107,922)	(22,997,601)	(45,516,698)	(24,249,824)
	Advisor Class	(16,630)	(5,014)	(21,403)	(3,576)	(27,365)	(3,147)
	Premier Class	(6,524,587)	(4,658,973)	(7,566,641)	(5,177,902)	(7,307,497)	(5,496,725)
	Retirement Class	(7,587,534)	(5,334,315)	(8,550,742)	(6,031,408)	(8,287,222)	(6,096,138)
Total distributions		(51,581,644)	(29,920,277)	(59,246,708)	(34,210,487)	(61,138,782)	(35,845,834)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	627,757,567	553,398,307	810,586,401	712,836,778	892,430,063	712,371,691
	Advisor Class	633,494	3,643	639,449	284,745	1,236,074	4,500
	Premier Class	81,493,825	95,420,283	109,633,909	116,576,563	95,958,120	100,310,527
	Retirement Class	77,184,274	96,860,303	95,610,830	111,200,098	93,630,285	110,972,941
Reinvestments of distributions:	Institutional Class	36,549,301	19,898,646	42,008,838	22,983,798	44,597,261	24,228,430
	Advisor Class	13,525	2,737	18,465	1,250	24,424	790
	Premier Class	5,113,217	3,879,055	5,879,742	4,254,268	6,191,934	4,842,647
	Retirement Class	7,587,534	5,334,315	8,550,742	6,031,408	8,287,222	6,096,138
Redemptions:	Institutional Class	(211,757,764)	(142,643,671)	(206,764,283)	(109,944,623)	(161,513,944)	(99,992,320)
	Advisor Class	(134,815)	(62,093)	(90,748)	—	(95,403)	(141)
	Premier Class	(78,378,922)	(34,275,493)	(85,016,937)	(21,734,139)	(86,325,081)	(21,669,867)
	Retirement Class	(87,501,023)	(64,909,571)	(68,905,453)	(56,712,798)	(76,793,836)	(56,890,362)
Net increase (decrease) from shareholder transactions		458,560,213	532,906,461	712,150,955	785,777,348	817,627,119	780,274,974
Net increase (decrease) in net assets		465,867,245	591,590,557	717,726,372	868,927,545	810,236,702	881,162,438

NET ASSETS
Beginning of period		1,745,323,422	1,153,732,865	2,127,912,347	1,258,984,802	2,193,985,112	1,312,822,674
End of period		$2,211,190,667	$1,745,323,422	$2,845,638,719	$2,127,912,347	$3,004,221,814	$2,193,985,112

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	37,993,645	33,439,469	46,682,119	41,099,106	48,832,915	39,052,724
	Advisor Class	37,792	222	36,346	16,462	66,385	247
	Premier Class	5,005,757	5,865,271	6,398,300	6,834,954	5,337,847	5,625,410
	Retirement Class	4,691,610	5,907,565	5,550,333	6,463,986	5,142,320	6,160,964
Shares reinvested:	Institutional Class	2,329,465	1,202,335	2,553,729	1,321,667	2,589,852	1,327,585
	Advisor Class	863	165	1,123	72	1,419	43
	Premier Class	327,351	235,237	358,521	245,486	361,046	266,372
	Retirement Class	487,317	324,669	523,622	349,444	484,916	336,617
Shares redeemed:	Institutional Class	(12,795,243)	(8,633,251)	(11,833,420)	(6,323,097)	(8,808,884)	(5,470,403)
	Advisor Class	(8,147)	(3,724)	(5,163)	—	(5,190)	(8)
	Premier Class	(4,926,028)	(2,082,551)	(5,083,253)	(1,251,960)	(4,972,469)	(1,190,286)
	Retirement Class	(5,300,719)	(3,961,274)	(3,948,933)	(3,301,167)	(4,203,065)	(3,146,410)
Net increase (decrease) from shareholder transactions		27,843,663	32,294,133	41,233,324	45,454,953	44,827,092	42,962,855

62	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	63

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]

OPERATIONS
Net investment income (loss)		$50,901,521	$33,406,664	$52,903,957	$34,973,254	$33,481,354	$21,321,433
Net realized gain (loss) from investments		(880,690)	3,607,120	(1,454,175)	4,467,444	203,137	3,029,813
Net change in unrealized appreciation (depreciation) from affiliated investments		(12,030,717)	108,241,388	(29,717,714)	133,711,756	(27,285,690)	87,588,438
Net increase (decrease) in net assets from operations		37,990,114	145,255,172	21,732,068	173,152,454	6,398,801	111,939,684

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(42,731,167)	(23,819,060)	(46,195,022)	(27,319,531)	(28,945,515)	(15,863,319)
	Advisor Class	(15,104)	(2,527)	(36,409)	(10,805)	(22,061)	(6,952)
	Premier Class	(6,760,574)	(4,904,094)	(6,265,293)	(4,837,986)	(4,558,191)	(3,489,669)
	Retirement Class	(7,433,729)	(5,527,403)	(6,882,713)	(5,006,016)	(4,814,857)	(3,571,484)
Total distributions		(56,940,574)	(34,253,084)	(59,379,437)	(37,174,338)	(38,340,624)	(22,931,424)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	726,217,010	616,039,616	739,199,111	592,562,817	539,605,930	434,592,528
	Advisor Class	999,178	8,860	1,903,148	315,805	962,076	272,573
	Premier Class	87,188,419	90,385,175	73,681,121	75,443,138	55,370,685	53,960,909
	Retirement Class	81,892,693	103,212,699	85,653,038	99,939,177	60,326,056	72,786,664
Reinvestments of distributions:	Institutional Class	41,937,860	23,805,900	45,634,271	27,300,471	28,542,895	15,851,051
	Advisor Class	12,062	—	33,412	8,210	19,048	4,373
	Premier Class	5,694,998	4,342,693	5,711,372	4,558,762	4,156,150	3,270,946
	Retirement Class	7,433,729	5,527,403	6,882,713	5,006,015	4,814,857	3,571,483
Redemptions:	Institutional Class	(132,933,915)	(81,082,285)	(103,847,103)	(54,614,062)	(77,204,746)	(39,091,193)
	Advisor Class	(98,890)	—	(412,026)	(11,387)	(227,470)	—
	Premier Class	(69,025,034)	(19,851,889)	(77,680,903)	(21,001,673)	(49,430,331)	(14,621,868)
	Retirement Class	(65,048,776)	(51,983,082)	(61,635,435)	(44,729,304)	(44,551,136)	(42,791,937)
Net increase (decrease) from shareholder transactions		684,269,334	690,405,090	715,122,719	684,777,969	522,384,014	487,805,529
Net increase (decrease) in net assets		665,318,874	801,407,178	677,475,350	820,756,085	490,442,191	576,813,789

NET ASSETS
Beginning of period		2,062,064,650	1,260,657,472	2,189,157,503	1,368,401,418	1,393,931,122	817,117,333
End of period		$2,727,383,524	$2,062,064,650	$2,866,632,853	$2,189,157,503	$1,884,373,313	$1,393,931,122

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	38,012,777	32,274,539	37,400,661	30,168,169	27,173,019	22,022,012
	Advisor Class	51,854	463	95,562	15,970	48,313	14,390
	Premier Class	4,625,874	4,848,650	3,775,084	3,933,077	2,824,757	2,801,987
	Retirement Class	4,303,697	5,478,166	4,342,829	5,122,571	3,052,721	3,724,806
Shares reinvested:	Institutional Class	2,336,371	1,247,035	2,474,744	1,387,924	1,544,529	801,773
	Advisor Class	672	—	1,813	418	1,031	221
	Premier Class	318,691	228,443	311,077	232,827	225,755	166,122
	Retirement Class	417,625	291,838	376,105	256,456	262,676	182,125
Shares redeemed:	Institutional Class	(6,939,870)	(4,248,802)	(5,242,649)	(2,781,252)	(3,880,688)	(1,975,845)
	Advisor Class	(5,204)	—	(20,528)	(590)	(11,256)	—
	Premier Class	(3,792,724)	(1,037,705)	(4,153,581)	(1,063,589)	(2,638,445)	(735,767)
	Retirement Class	(3,382,217)	(2,756,222)	(3,126,418)	(2,307,741)	(2,240,978)	(2,192,870)
Net increase (decrease) from shareholder transactions		35,947,546	36,326,405	36,234,699	34,964,240	26,361,434	24,808,954

64	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	65

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]
OPERATIONS
Net investment income (loss)		$24,459,509	$15,123,781	$9,448,388	$5,037,785	$2,302,554	$958,816
Net realized gain (loss) from investments		(192,087)	2,096,371	(280,274)	809,028	(931,799)	66,673
Net change in unrealized appreciation (depreciation) from affiliated investments		(21,480,552)	63,548,447	(8,444,193)	20,699,332	(2,257,171)	3,519,274
Net increase (decrease) in net assets from operations		2,786,870	80,768,599	723,921	26,546,145	(886,416)	4,544,763
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(20,280,028)	(10,853,622)	(7,650,164)	(3,498,279)	(2,160,725)	(778,729)
	Advisor Class	(19,904)	(4,379)	(11,903)	(2,619)	(9,530)	(2,598)
	Premier Class	(3,592,531)	(2,603,468)	(1,231,193)	(725,104)	(151,812)	(63,859)
	Retirement Class	(3,964,186)	(2,847,319)	(1,805,712)	(1,128,152)	(477,692)	(174,671)
Total distributions		(27,856,649)	(16,308,788)	(10,698,972)	(5,354,154)	(2,799,759)	(1,019,857)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	450,094,863	304,803,588	231,358,285	137,275,556	80,284,131	44,303,478
	Advisor Class	1,037,477	986	673,531	12,925	476,069	26,721
	Premier Class	50,020,033	44,061,001	27,156,077	24,641,062	5,979,066	4,686,892
	Retirement Class	56,027,329	61,835,162	36,089,563	32,928,816	16,913,677	11,245,968
Reinvestments of distributions:	Institutional Class	19,936,442	10,839,962	7,473,852	3,493,969	1,851,947	573,659
	Advisor Class	16,870	1,819	8,892	13	6,326	—
	Premier Class	3,341,349	2,499,864	1,121,920	691,068	96,707	35,370
	Retirement Class	3,964,187	2,847,318	1,805,368	1,127,859	448,360	151,215
Redemptions:	Institutional Class	(54,886,048)	(33,959,904)	(32,555,833)	(12,878,298)	(25,360,162)	(7,877,798)
	Advisor Class	(42,534)	(38,993)	(54,881)	(878)	(36,758)	—
	Premier Class	(40,103,167)	(10,696,793)	(16,433,204)	(4,001,542)	(2,265,002)	(1,723,000)
	Retirement Class	(32,313,116)	(27,960,991)	(16,023,408)	(11,936,764)	(6,559,390)	(2,103,597)
Net increase (decrease) from shareholder transactions		457,093,685	354,233,019	240,620,162	171,353,786	71,834,971	49,318,908
Net increase (decrease) in net assets		432,023,906	418,692,830	230,645,111	192,545,777	68,148,796	52,843,814
NET ASSETS
Beginning of period		995,147,530	576,454,700	365,662,504	173,116,727	78,779,724	25,935,910
End of period		$1,427,171,436	$995,147,530	$596,307,615	$365,662,504	$146,928,520	$78,779,724
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	22,564,797	15,400,122	14,521,405	8,663,159	6,490,785	3,622,733
	Advisor Class	51,521	50	41,757	814	38,509	2,182
	Premier Class	2,536,727	2,273,166	1,704,879	1,583,712	488,057	381,363
	Retirement Class	2,828,225	3,161,101	2,259,811	2,089,651	1,374,005	925,043
Shares reinvested:	Institutional Class	1,075,321	546,369	503,629	220,162	162,451	46,944
	Advisor Class	910	92	599	1	555	—
	Premier Class	181,005	126,575	75,755	43,628	8,483	2,894
	Retirement Class	215,679	144,681	122,150	71,339	39,399	12,395
Shares redeemed:	Institutional Class	(2,737,894)	(1,710,529)	(2,031,281)	(808,497)	(2,099,447)	(644,315)
	Advisor Class	(2,115)	(2,023)	(3,363)	(54)	(3,117)	—
	Premier Class	(2,136,690)	(540,163)	(1,092,624)	(250,650)	(189,566)	(139,272)
	Retirement Class	(1,627,514)	(1,429,796)	(1,002,708)	(759,909)	(539,673)	(173,895)
Net increase (decrease) from shareholder transactions		22,949,972	17,969,645	15,100,009	10,853,356	5,770,441	4,036,072
[a]	Prior period amounts have been conformed to current year presentation. See notes to financial statements, Note 1—organization and significant accounting policies for further details.
[b]	The composition and per share amounts of the Funds’ distributions are presented in the Financial highlights. The distribution information for the Funds as of its most recent tax year end is presented within the notes to the financial statements, Note 5—distributions to shareholder and other tax items.
[c]	For the fiscal year ended May 31, 2018, the distributions to shareholders were characterized as “From net investment income” and “From realized gains.” See notes to financial statements, Note 1—organization and significant accounting policies for further details.

66	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	67

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	5/31/19		$14.22	$0.34		$0.15	$0.49	$(0.34)	$(0.06)	$(0.40)	$14.31	3.66%	$306,742		0.24%[f]		0.07%[f]		2.39%		23%
	5/31/18		13.81	0.29		0.43	0.72	(0.29)	(0.02)	(0.31)	14.22	5.16	233,165		0.21	[e]	0.00	[e]	2.09		26
	5/31/17		13.09	0.25		0.76	1.01	(0.26)	(0.03)	(0.29)	13.81	7.81	79,296		0.27	[e]	0.00	[e]	1.90		40
	5/31/16		13.35	0.24		(0.24)	0.00 [d]	(0.24)	(0.02)	(0.26)	13.09	0.10	39,882		0.31	[e]	0.02	[e]	1.88		41
	5/31/15		13.06	0.27		0.33	0.60	(0.28)	(0.03)	(0.31)	13.35	4.66	28,537		0.34	[e]	0.04	[e]	2.08		35
Advisor Class:	5/31/19		14.22	0.33		0.16	0.49	(0.34)	(0.06)	(0.40)	14.31	3.64	160		0.27	[f]	0.10	[f]	2.33		23
	5/31/18		13.82	0.30		0.41	0.71	(0.29)	(0.02)	(0.31)	14.22	5.07	111		0.21	[e]	0.01	[e]	2.13		26
	5/31/17		13.09	0.27		0.75	1.02	(0.26)	(0.03)	(0.29)	13.82	7.86	108		0.29	[e]	0.03	[e]	2.03		40
	5/31/16	‡	13.07	0.07		0.14	0.21	(0.17)	(0.02)	(0.19)	13.09	1.68 [b]	103		0.34	[c,e]	0.03	[c,e]	1.20	[c]	41	[b]
Premier Class:	5/31/19		14.20	0.31		0.17	0.48	(0.32)	(0.06)	(0.38)	14.30	3.44	29,443		0.39	[f]	0.22	[f]	2.20		23
	5/31/18		13.81	0.28		0.40	0.68	(0.27)	(0.02)	(0.29)	14.20	4.94	20,117		0.35	[e]	0.15	[e]	2.00		26
	5/31/17		13.08	0.26		0.74	1.00	(0.24)	(0.03)	(0.27)	13.81	7.73	11,670		0.41	[e]	0.15	[e]	1.95		40
	5/31/16		13.34	0.24		(0.26)	(0.02)	(0.22)	(0.02)	(0.24)	13.08	(0.05)	12,694		0.46	[e]	0.17	[e]	1.87		41
	5/31/15		13.05	0.25		0.33	0.58	(0.26)	(0.03)	(0.29)	13.34	4.50	9,788		0.49	[e]	0.19	[e]	1.90		35
Retirement Class:	5/31/19		14.19	0.31		0.15	0.46	(0.31)	(0.06)	(0.37)	14.28	3.40	34,847		0.49	[f]	0.32	[f]	2.19		23
	5/31/18		13.79	0.26		0.42	0.68	(0.26)	(0.02)	(0.28)	14.19	4.83	39,058		0.45	[e]	0.25	[e]	1.88		26
	5/31/17		13.07	0.23		0.75	0.98	(0.23)	(0.03)	(0.26)	13.79	7.57	37,211		0.51	[e]	0.25	[e]	1.70		40
	5/31/16		13.33	0.21		(0.23)	(0.02)	(0.22)	(0.02)	(0.24)	13.07	(0.11)	22,078		0.61	[e]	0.27	[e]	1.65		41
	5/31/15		13.05	0.25		0.31	0.56	(0.25)	(0.03)	(0.28)	13.33	4.35	8,778		0.65	[e]	0.29	[e]	1.95		35
LIFECYCLE INDEX 2010 FUND
Institutional Class:	5/31/19		15.04	0.36		0.15	0.51	(0.35)	(0.09)	(0.44)	15.11	3.57	335,348		0.22	[f]	0.07	[f]	2.40		19
	5/31/18		14.59	0.32		0.45	0.77	(0.29)	(0.03)	(0.32)	15.04	5.29	265,521		0.15	[e]	0.00	[e]	2.13		16
	5/31/17		13.76	0.29		0.85	1.14	(0.27)	(0.04)	(0.31)	14.59	8.47	195,420		0.16	[e]	0.00	[e]	2.04		16
	5/31/16		14.07	0.27		(0.29)	(0.02)	(0.26)	(0.03)	(0.29)	13.76	(0.07)	153,329		0.17	[e]	0.02	[e]	2.01		24
	5/31/15		13.72	0.29		0.38	0.67	(0.29)	(0.03)	(0.32)	14.07	4.96	122,842		0.17	[e]	0.04	[e]	2.12		14
Advisor Class:	5/31/19		15.05	0.39		0.11	0.50	(0.35)	(0.09)	(0.44)	15.11	3.52	113		0.27	[f]	0.13	[f]	2.57		19
	5/31/18		14.59	0.31		0.47	0.78	(0.29)	(0.03)	(0.32)	15.05	5.28	177		0.17	[e]	0.02	[e]	2.06		16
	5/31/17		13.77	0.29		0.84	1.13	(0.27)	(0.04)	(0.31)	14.59	8.38	109		0.18	[e]	0.02	[e]	2.04		16
	5/31/16	‡	13.84	0.08		0.14	0.22	(0.26)	(0.03)	(0.29)	13.77	1.65 [b]	103		0.20	[c,e]	0.03	[c,e]	1.19	[c]	24	[b]
Premier Class:	5/31/19		15.00	0.35		0.13	0.48	(0.33)	(0.09)	(0.42)	15.06	3.42	32,634		0.36	[f]	0.21	[f]	2.35		19
	5/31/18		14.54	0.30		0.47	0.77	(0.28)	(0.03)	(0.31)	15.00	5.18	47,385		0.30	[e]	0.15	[e]	2.03		16
	5/31/17		13.73	0.27		0.83	1.10	(0.25)	(0.04)	(0.29)	14.54	8.19	32,513		0.31	[e]	0.15	[e]	1.92		16
	5/31/16		14.04	0.25		(0.29)	(0.04)	(0.24)	(0.03)	(0.27)	13.73	(0.22)	26,787		0.32	[e]	0.17	[e]	1.86		24
	5/31/15		13.68	0.27		0.39	0.66	(0.27)	(0.03)	(0.30)	14.04	4.89	23,379		0.32	[e]	0.19	[e]	1.97		14
Retirement Class:	5/31/19		14.92	0.32		0.14	0.46	(0.31)	(0.09)	(0.40)	14.98	3.32	70,013		0.47	[f]	0.32	[f]	2.16		19
	5/31/18		14.47	0.28		0.46	0.74	(0.26)	(0.03)	(0.29)	14.92	5.02	77,207		0.40	[e]	0.25	[e]	1.88		16
	5/31/17		13.66	0.26		0.83	1.09	(0.24)	(0.04)	(0.28)	14.47	8.15	68,843		0.41	[e]	0.25	[e]	1.83		16
	5/31/16		13.97	0.23		(0.28)	(0.05)	(0.23)	(0.03)	(0.26)	13.66	(0.30)	50,981		0.47	[e]	0.27	[e]	1.74		24
	5/31/15		13.63	0.25		0.38	0.63	(0.26)	(0.03)	(0.29)	13.97	4.70	41,362		0.47	[e]	0.29	[e]	1.83		14

68	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE INDEX 2015 FUND
Institutional Class:	5/31/19		$15.74	$0.37		$0.13	$0.50	$(0.37)	$(0.11)	$(0.48)	$15.76	3.40%	$654,257		0.20%[f]		0.07%[f]		2.38%		17%
	5/31/18		15.15	0.34		0.58	0.92	(0.30)	(0.03)	(0.33)	15.74	6.01	533,409		0.13	[e]	0.00	[e]	2.16		11
	5/31/17		14.20	0.30		1.00	1.30	(0.29)	(0.06)	(0.35)	15.15	9.28	377,197		0.14	[e]	0.01	[e]	2.05		14
	5/31/16		14.57	0.29		(0.34)	(0.05)	(0.28)	(0.04)	(0.32)	14.20	(0.32)	263,164		0.15	[e]	0.03	[e]	2.05		22
	5/31/15		14.14	0.31		0.44	0.75	(0.30)	(0.02)	(0.32)	14.57	5.37	221,139		0.14	[e]	0.05	[e]	2.13		12
Advisor Class:	5/31/19		15.74	0.37		0.12	0.49	(0.36)	(0.11)	(0.47)	15.76	3.31	164		0.24	[f]	0.11	[f]	2.38		17
	5/31/18		15.16	0.33		0.58	0.91	(0.30)	(0.03)	(0.33)	15.74	5.99	114		0.14	[e]	0.01	[e]	2.13		11
	5/31/17		14.21	0.30		1.00	1.30	(0.29)	(0.06)	(0.35)	15.16	9.25	110		0.15	[e]	0.02	[e]	2.07		14
	5/31/16	‡	14.31	0.08		0.13	0.21	(0.27)	(0.04)	(0.31)	14.21	1.55 [b]	103		0.17	[c,e]	0.04	[c,e]	1.16	[c]	22	[b]
Premier Class:	5/31/19		15.68	0.36		0.10	0.46	(0.34)	(0.11)	(0.45)	15.69	3.19	94,174		0.34	[f]	0.21	[f]	2.31		17
	5/31/18		15.10	0.32		0.57	0.89	(0.28)	(0.03)	(0.31)	15.68	5.83	101,715		0.28	[e]	0.15	[e]	2.05		11
	5/31/17		14.15	0.28		1.00	1.28	(0.27)	(0.06)	(0.33)	15.10	9.15	71,489		0.29	[e]	0.16	[e]	1.92		14
	5/31/16		14.52	0.27		(0.35)	(0.08)	(0.25)	(0.04)	(0.29)	14.15	(0.47)	61,129		0.30	[e]	0.18	[e]	1.91		22
	5/31/15		14.10	0.28		0.43	0.71	(0.27)	(0.02)	(0.29)	14.52	5.16	55,574		0.29	[e]	0.20	[e]	1.96		12
Retirement Class:	5/31/19		15.62	0.33		0.13	0.46	(0.33)	(0.11)	(0.44)	15.64	3.09	130,910		0.45	[f]	0.32	[f]	2.14		17
	5/31/18		15.05	0.29		0.58	0.87	(0.27)	(0.03)	(0.30)	15.62	5.73	133,557		0.38	[e]	0.25	[e]	1.87		11
	5/31/17		14.11	0.26		1.00	1.26	(0.26)	(0.06)	(0.32)	15.05	9.03	118,186		0.39	[e]	0.26	[e]	1.81		14
	5/31/16		14.48	0.24		(0.33)	(0.09)	(0.24)	(0.04)	(0.28)	14.11	(0.56)	87,677		0.45	[e]	0.28	[e]	1.75		22
	5/31/15		14.06	0.26		0.45	0.71	(0.27)	(0.02)	(0.29)	14.48	5.12	64,781		0.44	[e]	0.30	[e]	1.85		12
LIFECYCLE INDEX 2020 FUND
Institutional Class:	5/31/19		16.63	0.39		0.08	0.47	(0.38)	(0.07)	(0.45)	16.65	3.07	1,636,541		0.19	[f]	0.08	[f]	2.34		12
	5/31/18		15.87	0.36		0.73	1.09	(0.31)	(0.02)	(0.33)	16.63	6.85	1,176,623		0.12	[e]	0.01	[e]	2.17		8
	5/31/17		14.70	0.31		1.21	1.52	(0.30)	(0.05)	(0.35)	15.87	10.50	710,053		0.13	[e]	0.02	[e]	2.07		9
	5/31/16		15.15	0.30		(0.43)	(0.13)	(0.29)	(0.03)	(0.32)	14.70	(0.81)	431,790		0.13	[e]	0.04	[e]	2.08		15
	5/31/15		14.62	0.32		0.53	0.85	(0.30)	(0.02)	(0.32)	15.15	5.90	327,209		0.13	[e]	0.06	[e]	2.13		9
Advisor Class:	5/31/19		16.62	0.38		0.08	0.46	(0.37)	(0.07)	(0.44)	16.64	2.95	708		0.27	[f]	0.16	[f]	2.30		12
	5/31/18		15.86	0.36		0.72	1.08	(0.30)	(0.02)	(0.32)	16.62	6.85	200		0.18	[e]	0.07	[e]	2.17		8
	5/31/17		14.70	0.37		1.14	1.51	(0.30)	(0.05)	(0.35)	15.86	10.42	244		0.18	[e]	0.06	[e]	2.44		9
	5/31/16	‡	14.83	0.08		0.10	0.18	(0.28)	(0.03)	(0.31)	14.70	1.32 [b]	103		0.16	[c,e]	0.05	[c,e]	1.09	[c]	15	[b]
Premier Class:	5/31/19		16.55	0.37		0.07	0.44	(0.35)	(0.07)	(0.42)	16.57	2.86	257,430		0.33	[f]	0.22	[f]	2.24		12
	5/31/18		15.80	0.33		0.73	1.06	(0.29)	(0.02)	(0.31)	16.55	6.75	250,375		0.27	[e]	0.16	[e]	2.02		8
	5/31/17		14.64	0.30		1.19	1.49	(0.28)	(0.05)	(0.33)	15.80	10.32	175,521		0.28	[e]	0.17	[e]	1.95		9
	5/31/16		15.09	0.28		(0.43)	(0.15)	(0.27)	(0.03)	(0.30)	14.64	(0.95)	135,778		0.28	[e]	0.19	[e]	1.97		15
	5/31/15		14.57	0.29		0.53	0.82	(0.28)	(0.02)	(0.30)	15.09	5.70	117,293		0.28	[e]	0.21	[e]	1.98		9
Retirement Class:	5/31/19		16.49	0.34		0.09	0.43	(0.34)	(0.07)	(0.41)	16.51	2.76	316,512		0.43	[f]	0.32	[f]	2.09		12
	5/31/18		15.74	0.30		0.74	1.04	(0.27)	(0.02)	(0.29)	16.49	6.66	318,125		0.37	[e]	0.26	[e]	1.86		8
	5/31/17		14.60	0.28		1.18	1.46	(0.27)	(0.05)	(0.32)	15.74	10.14	267,914		0.38	[e]	0.27	[e]	1.85		9
	5/31/16		15.04	0.26		(0.41)	(0.15)	(0.26)	(0.03)	(0.29)	14.60	(0.96)	172,443		0.43	[e]	0.29	[e]	1.84		15
	5/31/15		14.54	0.28		0.52	0.80	(0.28)	(0.02)	(0.30)	15.04	5.55	112,353		0.43	[e]	0.31	[e]	1.93		9

70	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE INDEX 2025 FUND
Institutional Class:	5/31/19		$17.51	$0.40		$0.02	$0.42	$(0.39)	$(0.05)	$(0.44)	$17.49	2.58%	$2,108,199		0.18%[f]		0.08%[f]		2.28%		11%
	5/31/18		16.54	0.37		0.95	1.32	(0.33)	(0.02)	(0.35)	17.51	7.99	1,456,072		0.12	[e]	0.01	[e]	2.14		7
	5/31/17		15.14	0.33		1.44	1.77	(0.31)	(0.06)	(0.37)	16.54	11.90	778,157		0.13	[e]	0.02	[e]	2.07		9
	5/31/16		15.69	0.32		(0.53)	(0.21)	(0.31)	(0.03)	(0.34)	15.14	(1.26)	449,137		0.13	[e]	0.04	[e]	2.15		9
	5/31/15		15.09	0.33		0.61	0.94	(0.32)	(0.02)	(0.34)	15.69	6.31	337,862		0.13	[e]	0.07	[e]	2.15		6
Advisor Class:	5/31/19		17.50	0.40		(0.00)	0.40	(0.38)	(0.05)	(0.43)	17.47	2.51	1,001		0.28	[f]	0.18	[f]	2.28		11
	5/31/18		16.53	0.31		1.00	1.31	(0.32)	(0.02)	(0.34)	17.50	7.89	438		0.21	[e]	0.09	[e]	1.82		7
	5/31/17		15.14	0.32		1.44	1.76	(0.31)	(0.06)	(0.37)	16.53	11.82	140		0.15	[e]	0.04	[e]	2.06		9
	5/31/16	‡	15.32	0.07		0.08	0.15	(0.30)	(0.03)	(0.33)	15.14	1.11 [b]	103		0.16	[c,e]	0.05	[c,e]	1.01	[c]	9	[b]
Premier Class:	5/31/19		17.44	0.38		0.01	0.39	(0.37)	(0.05)	(0.42)	17.41	2.44	328,028		0.33	[f]	0.22	[f]	2.20		11
	5/31/18		16.47	0.35		0.95	1.30	(0.31)	(0.02)	(0.33)	17.44	7.84	299,291		0.27	[e]	0.16	[e]	2.01		7
	5/31/17		15.09	0.31		1.42	1.73	(0.29)	(0.06)	(0.35)	16.47	11.66	186,729		0.28	[e]	0.17	[e]	1.98		9
	5/31/16		15.63	0.30		(0.52)	(0.22)	(0.29)	(0.03)	(0.32)	15.09	(1.34)	142,200		0.28	[e]	0.19	[e]	2.01		9
	5/31/15		15.04	0.30		0.61	0.91	(0.30)	(0.02)	(0.32)	15.63	6.11	118,947		0.28	[e]	0.22	[e]	1.97		6
Retirement Class:	5/31/19		17.36	0.35		0.03	0.38	(0.35)	(0.05)	(0.40)	17.34	2.33	408,411		0.43	[f]	0.32	[f]	2.03		11
	5/31/18		16.40	0.31		0.96	1.27	(0.29)	(0.02)	(0.31)	17.36	7.76	372,112		0.37	[e]	0.26	[e]	1.84		7
	5/31/17		15.04	0.29		1.41	1.70	(0.28)	(0.06)	(0.34)	16.40	11.50	293,959		0.38	[e]	0.27	[e]	1.86		9
	5/31/16		15.58	0.27		(0.50)	(0.23)	(0.28)	(0.03)	(0.31)	15.04	(1.41)	170,093		0.43	[e]	0.29	[e]	1.86		9
	5/31/15		15.00	0.29		0.60	0.89	(0.29)	(0.02)	(0.31)	15.58	6.02	99,991		0.43	[e]	0.32	[e]	1.93		6
LIFECYCLE INDEX 2030 FUND
Institutional Class:	5/31/19		18.42	0.41		(0.04)	0.37	(0.41)	(0.05)	(0.46)	18.33	2.13	2,291,258		0.18	[f]	0.08	[f]	2.24		10
	5/31/18		17.23	0.38		1.19	1.57	(0.35)	(0.03)	(0.38)	18.42	9.10	1,517,858		0.12	[e]	0.02	[e]	2.11		5
	5/31/17		15.60	0.34		1.69	2.03	(0.33)	(0.07)	(0.40)	17.23	13.20	818,138		0.13	[e]	0.03	[e]	2.09		6
	5/31/16		16.25	0.34		(0.62)	(0.28)	(0.33)	(0.04)	(0.37)	15.60	(1.67)	487,539		0.13	[e]	0.05	[e]	2.19		7
	5/31/15		15.56	0.34		0.70	1.04	(0.33)	(0.02)	(0.35)	16.25	6.77	360,424		0.13	[e]	0.07	[e]	2.15		5
Advisor Class:	5/31/19		18.41	0.43		(0.08)	0.35	(0.40)	(0.05)	(0.45)	18.31	2.03	1,311		0.28	[f]	0.18	[f]	2.36		10
	5/31/18		17.22	0.36		1.19	1.55	(0.33)	(0.03)	(0.36)	18.41	9.00	165		0.21	[e]	0.11	[e]	2.00		5
	5/31/17		15.60	0.32		1.70	2.02	(0.33)	(0.07)	(0.40)	17.22	13.12	150		0.17	[e]	0.07	[e]	1.97		6
	5/31/16	‡	15.83	0.07		0.06	0.13	(0.32)	(0.04)	(0.36)	15.60	0.93 [b]	103		0.16	[c,e]	0.07	[c,e]	0.93	[c]	7	[b]
Premier Class:	5/31/19		18.34	0.40		(0.07)	0.33	(0.38)	(0.05)	(0.43)	18.24	1.98	318,862		0.32	[f]	0.22	[f]	2.16		10
	5/31/18		17.15	0.36		1.19	1.55	(0.33)	(0.03)	(0.36)	18.34	8.95	307,155		0.27	[e]	0.17	[e]	1.97		5
	5/31/17		15.54	0.32		1.67	1.99	(0.31)	(0.07)	(0.38)	17.15	12.97	206,717		0.28	[e]	0.18	[e]	1.98		6
	5/31/16		16.19	0.32		(0.63)	(0.31)	(0.30)	(0.04)	(0.34)	15.54	(1.82)	152,863		0.28	[e]	0.20	[e]	2.06		7
	5/31/15		15.50	0.32		0.70	1.02	(0.31)	(0.02)	(0.33)	16.19	6.65	130,175		0.28	[e]	0.22	[e]	2.00		5
Retirement Class:	5/31/19		18.26	0.36		(0.05)	0.31	(0.36)	(0.05)	(0.41)	18.16	1.88	392,792		0.42	[f]	0.32	[f]	2.01		10
	5/31/18		17.08	0.33		1.19	1.52	(0.31)	(0.03)	(0.34)	18.26	8.82	368,806		0.37	[e]	0.27	[e]	1.81		5
	5/31/17		15.48	0.31		1.66	1.97	(0.30)	(0.07)	(0.37)	17.08	12.90	287,818		0.38	[e]	0.28	[e]	1.92		6
	5/31/16		16.13	0.29		(0.61)	(0.32)	(0.29)	(0.04)	(0.33)	15.48	(1.89)	154,906		0.43	[e]	0.30	[e]	1.93		7
	5/31/15		15.46	0.31		0.69	1.00	(0.31)	(0.02)	(0.33)	16.13	6.51	94,242		0.43	[e]	0.32	[e]	2.00		5

72	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE INDEX 2035 FUND
Institutional Class:	5/31/19		$19.32	$0.42		$(0.14)	$0.28	$(0.42)	$(0.06)	$(0.48)	$19.12	1.66%	$2,077,146		0.17%[f]		0.08%[f]		2.20%		7%
	5/31/18		17.89	0.40		1.43	1.83	(0.37)	(0.03)	(0.40)	19.32	10.17	1,453,606		0.12	[e]	0.02	[e]	2.09		5
	5/31/17		16.01	0.35		1.95	2.30	(0.34)	(0.08)	(0.42)	17.89	14.60	822,392		0.13	[e]	0.03	[e]	2.09		5
	5/31/16		16.77	0.34		(0.72)	(0.38)	(0.34)	(0.04)	(0.38)	16.01	(2.18)	489,103		0.13	[e]	0.06	[e]	2.19		6
	5/31/15		16.01	0.35		0.78	1.13	(0.35)	(0.02)	(0.37)	16.77	7.14	370,682		0.13	[e]	0.08	[e]	2.15		5
Advisor Class:	5/31/19		19.31	0.40		(0.13)	0.27	(0.42)	(0.06)	(0.48)	19.10	1.52	1,036		0.27	[f]	0.18	[f]	2.12		7
	5/31/18		17.88	0.38		1.44	1.82	(0.36)	(0.03)	(0.39)	19.31	10.22	133		0.14	[e]	0.04	[e]	2.02		5
	5/31/17		16.00	0.36		1.94	2.30	(0.34)	(0.08)	(0.42)	17.88	14.59	115		0.14	[e]	0.04	[e]	2.13		5
	5/31/16	‡	16.29	0.06		0.02	0.08	(0.33)	(0.04)	(0.37)	16.00	0.63 [b]	103		0.16	[c,e]	0.07	[c,e]	0.78	[c]	6	[b]
Premier Class:	5/31/19		19.22	0.40		(0.14)	0.26	(0.40)	(0.06)	(0.46)	19.02	1.46	295,473		0.32	[f]	0.23	[f]	2.10		7
	5/31/18		17.81	0.37		1.41	1.78	(0.34)	(0.03)	(0.37)	19.22	10.03	276,476		0.27	[e]	0.17	[e]	1.95		5
	5/31/17		15.94	0.33		1.94	2.27	(0.32)	(0.08)	(0.40)	17.81	14.45	184,167		0.28	[e]	0.18	[e]	1.98		5
	5/31/16		16.71	0.32		(0.74)	(0.42)	(0.31)	(0.04)	(0.35)	15.94	(2.39)	131,478		0.28	[e]	0.21	[e]	2.06		6
	5/31/15		15.95	0.32		0.79	1.11	(0.33)	(0.02)	(0.35)	16.71	7.02	108,817		0.28	[e]	0.23	[e]	1.99		5
Retirement Class:	5/31/19		19.14	0.37		(0.13)	0.24	(0.38)	(0.06)	(0.44)	18.94	1.36	353,729		0.42	[f]	0.33	[f]	1.94		7
	5/31/18		17.73	0.33		1.43	1.76	(0.32)	(0.03)	(0.35)	19.14	9.97	331,850		0.37	[e]	0.27	[e]	1.78		5
	5/31/17		15.88	0.31		1.93	2.24	(0.31)	(0.08)	(0.39)	17.73	14.31	253,984		0.38	[e]	0.28	[e]	1.85		5
	5/31/16		16.66	0.30		(0.73)	(0.43)	(0.31)	(0.04)	(0.35)	15.88	(2.51)	139,061		0.44	[e]	0.31	[e]	1.94		6
	5/31/15		15.91	0.31		0.78	1.09	(0.32)	(0.02)	(0.34)	16.66	6.92	71,803		0.43	[e]	0.33	[e]	1.91		5
LIFECYCLE INDEX 2040 FUND
Institutional Class:	5/31/19		19.96	0.42		(0.25)	0.17	(0.43)	(0.05)	(0.48)	19.65	1.08	2,269,054		0.17	[f]	0.08	[f]	2.14		6
	5/31/18		18.30	0.39		1.68	2.07	(0.38)	(0.03)	(0.41)	19.96	11.32	1,613,765		0.12	[e]	0.03	[e]	2.02		3
	5/31/17		16.19	0.36		2.19	2.55	(0.35)	(0.09)	(0.44)	18.30	16.02	953,151		0.13	[e]	0.04	[e]	2.08		5
	5/31/16		17.08	0.35		(0.84)	(0.49)	(0.35)	(0.05)	(0.40)	16.19	(2.80)	607,811		0.13	[e]	0.06	[e]	2.20		4
	5/31/15		16.25	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.08	7.55	462,814		0.13	[e]	0.08	[e]	2.17		6
Advisor Class:	5/31/19		19.94	0.40		(0.24)	0.16	(0.42)	(0.05)	(0.47)	19.63	0.96	2,047		0.25	[f]	0.16	[f]	2.02		6
	5/31/18		18.29	0.50		1.55	2.05	(0.37)	(0.03)	(0.40)	19.94	11.29	547		0.23	[e]	0.14	[e]	2.53		3
	5/31/17		16.19	0.55		1.99	2.54	(0.35)	(0.09)	(0.44)	18.29	15.94	213		0.18	[e]	0.09	[e]	3.19		5
	5/31/16	‡	16.54	0.05		(0.01)	0.04	(0.34)	(0.05)	(0.39)	16.19	0.36 [b]	103		0.16	[c,e]	0.08	[c,e]	0.63	[c]	4	[b]
Premier Class:	5/31/19		19.86	0.41		(0.27)	0.14	(0.40)	(0.05)	(0.45)	19.55	0.87	258,812		0.31	[f]	0.23	[f]	2.09		6
	5/31/18		18.21	0.37		1.67	2.04	(0.36)	(0.03)	(0.39)	19.86	11.24	264,272		0.27	[e]	0.18	[e]	1.88		3
	5/31/17		16.12	0.33		2.18	2.51	(0.33)	(0.09)	(0.42)	18.21	15.81	185,887		0.28	[e]	0.19	[e]	1.95		5
	5/31/16		17.01	0.33		(0.85)	(0.52)	(0.32)	(0.05)	(0.37)	16.12	(2.95)	125,148		0.28	[e]	0.21	[e]	2.07		4
	5/31/15		16.19	0.33		0.85	1.18	(0.34)	(0.02)	(0.36)	17.01	7.36	102,991		0.28	[e]	0.23	[e]	1.99		6
Retirement Class:	5/31/19		19.78	0.37		(0.25)	0.12	(0.38)	(0.05)	(0.43)	19.47	0.77	336,720		0.42	[f]	0.33	[f]	1.89		6
	5/31/18		18.15	0.33		1.67	2.00	(0.34)	(0.03)	(0.37)	19.78	11.05	310,574		0.37	[e]	0.28	[e]	1.70		3
	5/31/17		16.07	0.32		2.17	2.49	(0.32)	(0.09)	(0.41)	18.15	15.73	229,150		0.38	[e]	0.29	[e]	1.89		5
	5/31/16		16.96	0.31		(0.84)	(0.53)	(0.31)	(0.05)	(0.36)	16.07	(3.02)	133,347		0.43	[e]	0.31	[e]	1.94		4
	5/31/15		16.15	0.32		0.84	1.16	(0.33)	(0.02)	(0.35)	16.96	7.28	74,281		0.43	[e]	0.33	[e]	1.92		6

74	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE INDEX 2045 FUND
Institutional Class:	5/31/19		$20.09	$0.42		$(0.34)	$0.08	$(0.43)	$(0.05)	$(0.48)	$19.69	0.58%	$1,451,216		0.17%[f]		0.08%[f]		2.10%		4%
	5/31/18		18.32	0.40		1.78	2.18	(0.38)	(0.03)	(0.41)	20.09	11.97	982,189		0.13	[e]	0.03	[e]	2.02		3
	5/31/17		16.13	0.35		2.27	2.62	(0.35)	(0.08)	(0.43)	18.32	16.51	513,660		0.14	[e]	0.04	[e]	2.06		4
	5/31/16		17.00	0.35		(0.83)	(0.48)	(0.35)	(0.04)	(0.39)	16.13	(2.73)	279,626		0.15	[e]	0.06	[e]	2.20		8
	5/31/15		16.17	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.00	7.56	189,644		0.15	[e]	0.08	[e]	2.17		5
Advisor Class:	5/31/19		20.08	0.42		(0.37)	0.05	(0.42)	(0.05)	(0.47)	19.66	0.41	1,162		0.27	[f]	0.18	[f]	2.10		4
	5/31/18		18.32	0.37		1.79	2.16	(0.37)	(0.03)	(0.40)	20.08	11.85	422		0.25	[e]	0.15	[e]	1.88		3
	5/31/17		16.12	0.36		2.27	2.63	(0.35)	(0.08)	(0.43)	18.32	16.57	117		0.15	[e]	0.05	[e]	2.11		4
	5/31/16	‡	16.46	0.04		0.00	0.04	(0.34)	(0.04)	(0.38)	16.12	0.38 [b]	103		0.17	[c,e]	0.08	[c,e]	0.59	[c]	8	[b]
Premier Class:	5/31/19		20.00	0.41		(0.35)	0.06	(0.41)	(0.05)	(0.46)	19.60	0.43	195,595		0.32	[f]	0.22	[f]	2.05		4
	5/31/18		18.24	0.36		1.79	2.15	(0.36)	(0.03)	(0.39)	20.00	11.83	191,402		0.28	[e]	0.18	[e]	1.86		3
	5/31/17		16.06	0.33		2.26	2.59	(0.33)	(0.08)	(0.41)	18.24	16.37	133,862		0.29	[e]	0.19	[e]	1.96		4
	5/31/16		16.94	0.33		(0.85)	(0.52)	(0.32)	(0.04)	(0.36)	16.06	(2.94)	93,446		0.30	[e]	0.21	[e]	2.06		8
	5/31/15		16.11	0.33		0.86	1.19	(0.34)	(0.02)	(0.36)	16.94	7.44	78,809		0.30	[e]	0.23	[e]	2.00		5
Retirement Class:	5/31/19		19.91	0.36		(0.32)	0.04	(0.39)	(0.05)	(0.44)	19.51	0.32	236,400		0.42	[f]	0.32	[f]	1.83		4
	5/31/18		18.16	0.32		1.80	2.12	(0.34)	(0.03)	(0.37)	19.91	11.71	219,919		0.38	[e]	0.28	[e]	1.66		3
	5/31/17		16.00	0.32		2.24	2.56	(0.32)	(0.08)	(0.40)	18.16	16.24	169,479		0.39	[e]	0.29	[e]	1.88		4
	5/31/16		16.88	0.30		(0.83)	(0.53)	(0.31)	(0.04)	(0.35)	16.00	(3.00)	96,878		0.45	[e]	0.31	[e]	1.90		8
	5/31/15		16.07	0.31		0.85	1.16	(0.33)	(0.02)	(0.35)	16.88	7.29	45,836		0.45	[e]	0.33	[e]	1.88		5
LIFECYCLE INDEX 2050 FUND
Institutional Class:	5/31/19		20.17	0.42		(0.35)	0.07	(0.44)	(0.05)	(0.49)	19.75	0.47	1,066,667		0.18	[f]	0.08	[f]	2.08		5
	5/31/18		18.36	0.39		1.84	2.23	(0.39)	(0.03)	(0.42)	20.17	12.16	667,846		0.13	[e]	0.03	[e]	2.01		3
	5/31/17		16.13	0.35		2.31	2.66	(0.35)	(0.08)	(0.43)	18.36	16.75	346,490		0.15	[e]	0.04	[e]	2.06		7
	5/31/16		16.99	0.35		(0.83)	(0.48)	(0.34)	(0.04)	(0.38)	16.13	(2.69)	184,432		0.16	[e]	0.06	[e]	2.18		10
	5/31/15		16.16	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	16.99	7.58	122,783		0.17	[e]	0.08	[e]	2.18		5
Advisor Class:	5/31/19		20.16	0.41		(0.36)	0.05	(0.43)	(0.05)	(0.48)	19.73	0.37	1,200		0.27	[f]	0.17	[f]	2.07		5
	5/31/18		18.35	0.37		1.84	2.21	(0.37)	(0.03)	(0.40)	20.16	12.08	212		0.19	[e]	0.09	[e]	1.90		3
	5/31/17		16.13	0.55		2.10	2.65	(0.35)	(0.08)	(0.43)	18.35	16.67	227		0.20	[e]	0.09	[e]	3.22		7
	5/31/16	‡	16.45	0.04		0.02	0.06	(0.34)	(0.04)	(0.38)	16.13	0.49 [b]	103		0.19	[c,e]	0.07	[c,e]	0.57	[c]	10	[b]
Premier Class:	5/31/19		20.07	0.41		(0.37)	0.04	(0.41)	(0.05)	(0.46)	19.65	0.32	157,105		0.32	[f]	0.22	[f]	2.06		5
	5/31/18		18.28	0.36		1.82	2.18	(0.36)	(0.03)	(0.39)	20.07	11.97	148,822		0.28	[e]	0.18	[e]	1.83		3
	5/31/17		16.06	0.33		2.30	2.63	(0.33)	(0.08)	(0.41)	18.28	16.61	101,527		0.30	[e]	0.19	[e]	1.94		7
	5/31/16		16.92	0.32		(0.82)	(0.50)	(0.32)	(0.04)	(0.36)	16.06	(2.84)	67,811		0.31	[e]	0.21	[e]	2.04		10
	5/31/15		16.10	0.33		0.84	1.17	(0.33)	(0.02)	(0.35)	16.92	7.40	54,208		0.32	[e]	0.23	[e]	1.99		5
Retirement Class:	5/31/19		19.98	0.36		(0.34)	0.02	(0.39)	(0.05)	(0.44)	19.56	0.21	202,199		0.42	[f]	0.32	[f]	1.83		5
	5/31/18		18.20	0.33		1.82	2.15	(0.34)	(0.03)	(0.37)	19.98	11.86	178,268		0.38	[e]	0.28	[e]	1.68		3
	5/31/17		16.00	0.32		2.28	2.60	(0.32)	(0.08)	(0.40)	18.20	16.49	128,210		0.40	[e]	0.29	[e]	1.89		7
	5/31/16		16.86	0.30		(0.81)	(0.51)	(0.31)	(0.04)	(0.35)	16.00	(2.89)	69,550		0.46	[e]	0.31	[e]	1.93		10
	5/31/15		16.06	0.30		0.85	1.15	(0.33)	(0.02)	(0.35)	16.86	7.25	31,045		0.47	[e]	0.33	[e]	1.86		5

76	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss)	a	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate
LIFECYCLE INDEX 2055 FUND
Institutional Class:	5/31/19		$16.15	$0.33		$(0.30)	$0.03	$(0.35)	$(0.03)	$(0.38)	$15.80	0.34%	$439,798		0.20%[f]		0.09%[f]		2.04%		4%
	5/31/18		14.67	0.32		1.49	1.81	(0.31)	(0.02)	(0.33)	16.15	12.35	239,571		0.18	[e]	0.03	[e]	2.02		5
	5/31/17		12.84	0.28		1.86	2.14	(0.27)	(0.04)	(0.31)	14.67	16.95	99,158		0.24	[e]	0.04	[e]	2.05		11
	5/31/16		13.51	0.25		(0.61)	(0.36)	(0.27)	(0.04)	(0.31)	12.84	(2.56)	43,460		0.33	[e]	0.06	[e]	1.97		36
	5/31/15		12.86	0.29		0.65	0.94	(0.28)	(0.01)	(0.29)	13.51	7.47	34,367		0.34	[e]	0.08	[e]	2.18		9
Advisor Class:	5/31/19		16.14	0.33		(0.31)	0.02	(0.34)	(0.03)	(0.37)	15.79	0.30	755		0.28	[f]	0.17	[f]	2.11		4
	5/31/18		14.67	0.31		1.49	1.80	(0.31)	(0.02)	(0.33)	16.14	12.27	142		0.19	[e]	0.05	[e]	1.95		5
	5/31/17		12.83	0.29		1.86	2.15	(0.27)	(0.04)	(0.31)	14.67	17.02	118		0.26	[e]	0.05	[e]	2.10		11
	5/31/16	‡	13.08	0.03		0.03	0.06	(0.27)	(0.04)	(0.31)	12.83	0.55 [b]	103		0.37	[c,e]	0.07	[c,e]	0.55	[c]	36	[b]
Premier Class:	5/31/19		16.11	0.34		(0.33)	0.01	(0.33)	(0.03)	(0.36)	15.76	0.20	57,625		0.34	[f]	0.23	[f]	2.10		4
	5/31/18		14.64	0.28		1.50	1.78	(0.29)	(0.02)	(0.31)	16.11	12.19	47,812		0.32	[e]	0.18	[e]	1.80		5
	5/31/17		12.82	0.27		1.85	2.12	(0.26)	(0.04)	(0.30)	14.64	16.77	23,295		0.39	[e]	0.19	[e]	1.95		11
	5/31/16		13.49	0.24		(0.61)	(0.37)	(0.26)	(0.04)	(0.30)	12.82	(2.71)	11,080		0.48	[e]	0.21	[e]	1.88		36
	5/31/15		12.84	0.26		0.67	0.93	(0.27)	(0.01)	(0.28)	13.49	7.35	7,695		0.49	[e]	0.23	[e]	1.96		9
Retirement Class:	5/31/19		16.07	0.29		(0.29)	0.00 [d]	(0.31)	(0.03)	(0.34)	15.73	0.16	98,131		0.44	[f]	0.33	[f]	1.84		4
	5/31/18		14.61	0.26		1.50	1.76	(0.28)	(0.02)	(0.30)	16.07	12.03	78,137		0.42	[e]	0.28	[e]	1.68		5
	5/31/17		12.79	0.25		1.86	2.11	(0.25)	(0.04)	(0.29)	14.61	16.74	50,546		0.49	[e]	0.28	[e]	1.80		11
	5/31/16		13.48	0.23		(0.63)	(0.40)	(0.25)	(0.04)	(0.29)	12.79	(2.90)	20,472		0.64	[e]	0.31	[e]	1.84		36
	5/31/15		12.83	0.27		0.65	0.92	(0.26)	(0.01)	(0.27)	13.48	7.33	7,668		0.65	[e]	0.33	[e]	2.06		9
LIFECYCLE INDEX 2060 FUND
Institutional Class:	5/31/19		12.44	0.26		(0.24)	0.02	(0.27)	(0.05)	(0.32)	12.14	0.25	112,059		0.32	[f]	0.08	[f]	2.15		28
	5/31/18		11.29	0.25		1.16	1.41	(0.24)	(0.02)	(0.26)	12.44	12.44	58,145		0.42	[e]	0.03	[e]	2.04		32
	5/31/17		9.89	0.21		1.47	1.68	(0.22)	(0.06)	(0.28)	11.29	17.22	18,596		0.93	[e]	0.04	[e]	2.02		36
	5/31/16		10.41	0.21		(0.48)	(0.27)	(0.21)	(0.04)	(0.25)	9.89	(2.46)	9,488		1.20	[e]	0.06	[e]	2.12		21
	5/31/15	^	10.00	0.21		0.41	0.62	(0.21)	—	(0.21)	10.41	6.31 [b]	8,556		1.65	[c,e]	0.08	[c,e]	3.06	[c]	6	[b]
Advisor Class:	5/31/19		12.45	0.26		(0.25)	0.01	(0.26)	(0.05)	(0.31)	12.15	0.22	590		0.39	[f]	0.17	[f]	2.16		28
	5/31/18		11.29	0.23		1.18	1.41	(0.23)	(0.02)	(0.25)	12.45	12.52	157		0.42	[e]	0.05	[e]	1.92		32
	5/31/17		9.89	0.22		1.46	1.68	(0.22)	(0.06)	(0.28)	11.29	17.20	118		0.94	[e]	0.05	[e]	2.10		36
	5/31/16	‡	10.09	0.02		0.03	0.05	(0.21)	(0.04)	(0.25)	9.89	0.61 [b]	103		1.29	[c,e]	0.07	[c,e]	0.53	[c]	21	[b]
Premier Class:	5/31/19		12.43	0.24		(0.24)	0.00 [d]	(0.25)	(0.05)	(0.30)	12.13	0.12	8,644		0.46	[f]	0.23	[f]	1.95		28
	5/31/18		11.28	0.18		1.21	1.39	(0.22)	(0.02)	(0.24)	12.43	12.34	5,040		0.55	[e]	0.18	[e]	1.51		32
	5/31/17		9.88	0.20		1.46	1.66	(0.20)	(0.06)	(0.26)	11.28	17.05	1,810		1.07	[e]	0.19	[e]	1.92		36
	5/31/16		10.41	0.20		(0.49)	(0.29)	(0.20)	(0.04)	(0.24)	9.88	(2.71)	1,049		1.35	[e]	0.21	[e]	2.02		21
	5/31/15	^	10.00	0.20		0.42	0.62	(0.21)	—	(0.21)	10.41	6.26 [b]	1,062		1.97	[c,e]	0.23	[c,e]	2.92	[c]	6	[b]
Retirement Class:	5/31/19		12.41	0.23		(0.24)	(0.01)	(0.24)	(0.05)	(0.29)	12.11	0.05	25,636		0.56	[f]	0.33	[f]	1.89		28
	5/31/18		11.26	0.19		1.19	1.38	(0.21)	(0.02)	(0.23)	12.41	12.29	15,437		0.65	[e]	0.28	[e]	1.59		32
	5/31/17		9.88	0.18		1.46	1.64	(0.20)	(0.06)	(0.26)	11.26	16.84	5,413		1.15	[e]	0.28	[e]	1.71		36
	5/31/16		10.40	0.19		(0.48)	(0.29)	(0.19)	(0.04)	(0.23)	9.88	(2.72)	1,098		1.51	[e]	0.31	[e]	1.91		21
	5/31/15	^	10.00	0.19		0.41	0.60	(0.20)	—	(0.20)	10.40	6.14 [b]	1,067		2.12	[c,e]	0.33	[c,e]	2.82	[c]	6	[b]

78	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	79

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

^	The Fund commenced operations on September 26, 2014.
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the underlying Funds. Beginning October 1, 2018, the Lifecycle Index Fund’s expenses include the expenses of the underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

80	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On September 28, 2018, the Funds exchanged their shares held in the Institutional Class of the affiliated TIAA-CREF Funds for shares of Class W. Prior to October 1, 2018, the Funds incurred the fees of the affiliated TIAA-CREF Funds indirectly. Beginning October 1, 2018, the Funds directly incur their pro rata portion of the expenses of the affiliated TIAA-CREF Funds, excluding other investment pools or investment products. Refer to Note 3 for further details on the transaction and related impact.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	81

Notes to financial statements

of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2019, permanent book and tax differences resulting primarily from the utilization of equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

82	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement as of November 30, 2018. This implementation did not have a material impact on the Funds’ financial statements and various filings. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Forms N-CEN and N-PORT have been implemented and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule have been implemented and did not have a material impact on the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant or outdated in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. This final rule was effective for filings after November 5, 2018. Management has implemented the above changes for the current reporting period. In addition, certain amounts within each Fund’s Statement of changes in net assets for the prior fiscal period have been modified to conform to the current year’s presentation of distributable earnings. This change did not impact the total amount of distributable earnings from the prior period.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	83

Notes to financial statements

The Funds’ distributions from the prior fiscal period were paid from net investment income and realized gains as indicated in the following table:

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(2,476,733)	$(4,483,965)	$(8,910,171)	$(18,532,622)	$(21,539,724)	$(22,526,361)
Advisor Class	(2,275)	(2,183)	(2,178)	(4,654)	(3,345)	(2,913)
Premier Class	(267,848)	(794,763)	(1,835,445)	(4,313,618)	(4,829,510)	(5,081,654)
Retirement Class	(696,502)	(1,293,985)	(2,141,721)	(4,914,893)	(5,601,757)	(5,610,247)
From realized gains:
Institutional Class	(151,211)	(418,247)	(766,292)	(1,389,353)	(1,457,877)	(1,723,463)
Advisor Class	(135)	(205)	(189)	(360)	(231)	(234)
Premier Class	(17,006)	(79,119)	(168,226)	(345,355)	(348,392)	(415,071)
Retirement Class	(46,629)	(136,939)	(210,226)	(419,422)	(429,651)	(485,891)
Total distributions	$(3,658,339)	$(7,209,406)	$(14,034,448)	$(29,920,277)	$(34,210,487)	$(35,845,834)

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(22,040,178)	$(25,036,481)	$(14,651,464)	$(10,057,067)	$(3,315,452)	$(731,328)
Advisor Class	(2,337)	(9,888)	(6,406)	(4,045)	(2,482)	(2,439)
Premier Class	(4,515,202)	(4,408,488)	(3,206,520)	(2,400,427)	(685,079)	(59,775)
Retirement Class	(5,066,031)	(4,538,338)	(3,265,340)	(2,613,805)	(1,062,459)	(163,089)
From realized gains:
Institutional Class	(1,778,882)	(2,283,050)	(1,211,855)	(796,555)	(182,827)	(47,401)
Advisor Class	(190)	(917)	(546)	(334)	(137)	(159)
Premier Class	(388,892)	(429,498)	(283,149)	(203,041)	(40,025)	(4,084)
Retirement Class	(461,372)	(467,678)	(306,144)	(233,514)	(65,693)	(11,582)
Total distributions	$(34,253,084)	$(37,174,338)	$(22,931,424)	$(16,308,788)	$(5,354,154)	$(1,019,857)

84	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

For the prior fiscal period, the following Undistributed net investment income (loss) included in net assets was disclosed:

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
Undistributed net investment income (loss) included in net assets	$583,738	$1,745,154	$3,252,282	$6,606,383	$6,730,847	$5,685,933

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund
Undistributed net investment income (loss) included in net assets	$3,970,614	$2,440,552	$813,654	$440,072	$115,481	$18,217

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	85

Notes to financial statements

As of May 31, 2019, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Prior to October 1, 2018, the Funds invested in Institutional Class shares of the underlying Funds of the Trust in which fees from the underlying Funds were incurred indirectly. As part of the transition to investing in Class W shares, the Funds have agreed, pursuant to certain contractual arrangements, to incur directly their pro rata portion of the investment management fees and certain other expenses (net of other waivers/reimbursements) allocable to Class W shares of the underlying Funds of the Trust in which the Funds invest.

Effective October 1, 2018, under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio, and the affiliated TIAA-CREF Funds management fee net of waiver and reimbursements (excluding the Class W investment management fee waiver and/or reimbursement). Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund:

	Investment management fee waiver
Fund	Effective 10/1/18	*	Prior to 10/1/18
Lifecycle Index Retirement Income	0.102%		0.100%
Lifecycle Index 2010	0.100		0.100
Lifecycle Index 2015	0.100		0.100
Lifecycle Index 2020	0.090		0.090
Lifecycle Index 2025	0.082		0.090
Lifecycle Index 2030	0.080		0.080
Lifecycle Index 2035	0.069		0.080
Lifecycle Index 2040	0.070		0.070
Lifecycle Index 2045	0.070		0.070
Lifecycle Index 2050	0.070		0.070
Lifecycle Index 2055	0.060		0.070
Lifecycle Index 2060	0.060		0.070

*	These waivers will remain in effect through September 30, 2019, unless changed with approval of the Board.

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class

86	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2019. This agreement may be terminated before this date with the approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds the following percentages of average daily net assets for each class:

	Maximum expense amounts
	Institutional Class			Advisor Class			Premier Class			Retirement Class
Fund	Effective 10/1/18	*	Prior to 10/1/18	Effective 10/1/18	*	Prior to 10/1/18	Effective 10/1/18	*	Prior to 10/1/18	Effective 10/1/18	*	Prior to 10/1/18
Lifecycle Index Retirement Income	0.000%		0.000%	0.150%		0.150%	0.150%		0.150%	0.250%		0.250%
Lifecycle Index 2010	0.000		0.000	0.150		0.150	0.150		0.150	0.250		0.250
Lifecycle Index 2015	0.000		0.000	0.150		0.150	0.150		0.150	0.250		0.250
Lifecycle Index 2020	0.010		0.010	0.160		0.160	0.160		0.160	0.260		0.260
Lifecycle Index 2025	0.018		0.010	0.168		0.160	0.168		0.160	0.268		0.260
Lifecycle Index 2030	0.020		0.020	0.170		0.170	0.170		0.170	0.270		0.270
Lifecycle Index 2035	0.031		0.020	0.181		0.170	0.181		0.170	0.281		0.270
Lifecycle Index 2040	0.030		0.030	0.180		0.180	0.180		0.180	0.280		0.280
Lifecycle Index 2045	0.030		0.030	0.180		0.180	0.180		0.180	0.280		0.280
Lifecycle Index 2050	0.030		0.030	0.180		0.180	0.180		0.180	0.280		0.280
Lifecycle Index 2055	0.040		0.030	0.190		0.180	0.190		0.180	0.290		0.280
Lifecycle Index 2060	0.040		0.030	0.190		0.180	0.190		0.180	0.290		0.280

*	The expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board.

The funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2019, there were no transactions with affiliated entities.

During the year ended May 31, 2019, TIAA received total proceeds of $11,754,126 from redemptions from the Lifecycle Index 2060 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	87

Notes to financial statements

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the Class W shares of the affiliated TIAA-CREF Funds. On September 28, 2018, the Funds exchanged Institutional Class shares of the affiliated TIAA-CREF Funds for Class W shares of the affiliated TIAA-CREF Funds. These exchanges did not have an impact on net assets and are not included in the following tables (see Note 1 for details). Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/19
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$116,737	$55,901	$26,803	$(735)	$5,674	$3,703	$150,774
Emerging Markets Equity Index	9,372	6,112	2,060	(184)	(904)	239	12,336
Equity Index	82,286	40,209	22,797	674	847	1,587	100,907
Inflation-Linked Bond	29,171	13,607	5,810	(159)	772	796	37,581
International Equity Index	25,219	13,751	5,427	(380)	(1,855)	851	31,308
Short-Term Bond Index	29,154	13,903	6,119	(98)	560	755	37,400
	$291,939	$143,483	$69,016	$(882)	$5,094	$7,931	$370,306
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$154,007	$44,769	$27,367	$(698)	$6,683	$4,773	$177,394
Emerging Markets Equity Index	13,062	5,711	2,479	(102)	(1,371)	330	14,821
Equity Index	115,559	35,900	30,570	1,915	53	2,201	122,425
Inflation-Linked Bond	35,593	11,891	5,592	(149)	787	995	42,530
International Equity Index	35,355	12,535	6,624	(201)	(2,977)	1,182	38,088
Short-Term Bond Index	35,567	12,143	5,927	(100)	641	918	42,324
	$389,143	$122,949	$78,559	$665	$3,816	$10,399	$437,582
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$295,893	$90,053	$49,864	$(1,295)	$13,025	$9,155	$347,812
Emerging Markets Equity Index	28,993	12,120	4,436	(110)	(3,119)	726	33,448
Equity Index	254,755	75,623	57,754	4,231	80	4,822	275,988
Inflation-Linked Bond	54,844	19,203	7,512	(213)	1,277	1,522	67,599
International Equity Index	78,063	26,014	11,327	(137)	(6,717)	2,594	85,896
Short-Term Bond Index	54,813	19,446	7,867	(128)	985	1,422	67,249
	$767,361	$242,459	$138,760	$2,348	$5,531	$20,241	$877,992
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$632,175	$269,397	$90,592	$(3,281)	$31,241	$20,800	$838,940
Emerging Markets Equity Index	74,508	36,017	6,862	(271)	(8,554)	1,934	94,838
Equity Index	655,662	217,507	99,194	5,105	4,610	12,900	781,155
Inflation-Linked Bond	89,720	43,715	10,330	(417)	2,511	2,594	125,199
International Equity Index	200,858	78,098	17,236	(442)	(18,188)	6,923	243,090
Short-Term Bond Index	89,666	43,477	10,113	(180)	1,743	2,481	124,593
	$1,742,589	$688,211	$234,327	$514	$13,363	$47,632	$2,207,815

88	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/19
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$685,205	$349,033	$99,399	$(3,886)	$35,891	$23,011	$966,844
Emerging Markets Equity Index	104,390	55,350	5,491	(142)	(12,413)	2,745	141,694
Equity Index	918,225	343,525	109,467	3,178	10,776	18,234	1,162,657
Inflation-Linked Bond	66,867	41,049	6,366	(302)	2,140	1,963	103,388
International Equity Index	281,293	121,223	14,534	(410)	(25,678)	9,808	361,894
Short-Term Bond Index	66,828	41,461	6,704	(128)	1,401	1,933	102,858
	$2,122,808	$951,641	$241,961	$(1,690)	$12,117	$57,694	$2,839,335
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$619,462	$347,602	$96,650	$(3,925)	$33,651	$21,330	$900,140
Emerging Markets Equity Index	121,783	69,550	6,236	(482)	(14,733)	3,298	169,882
Equity Index	1,070,005	411,220	93,279	2,111	10,917	21,903	1,396,672
Inflation-Linked Bond	25,235	23,646	1,951	(96)	991	814	47,825
International Equity Index	327,968	150,304	11,955	(835)	(31,030)	11,794	434,452
Short-Term Bond Index	25,220	23,905	2,104	(42)	622	829	47,601
	$2,189,673	$1,026,227	$212,175	$(3,269)	$418	$59,968	$2,996,572
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$465,197	$270,578	$75,597	$(3,036)	$25,568	$16,010	$682,710
Emerging Markets Equity Index	127,622	67,202	5,202	(452)	(15,252)	3,390	173,918
Equity Index	1,121,872	365,246	73,553	3,179	9,989	22,514	1,422,311
International Equity Index	343,932	142,351	10,688	(572)	(32,336)	12,120	442,687
	$2,058,623	$845,377	$165,040	$(881)	$(12,031)	$54,034	$2,721,626
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$319,200	$204,418	57,578	$(2,387)	$18,192	$11,258	$481,845
Emerging Markets Equity Index	149,441	76,813	4,995	(894)	(18,150)	3,998	202,215
Equity Index	1,314,478	405,215	68,265	3,360	8,644	26,532	1,658,220
International Equity Index	402,729	164,039	10,888	(1,533)	(38,404)	14,283	515,943
	$2,185,848	$850,485	$141,726	$(1,454)	$(29,718)	$56,071	$2,858,223
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$131,686	$78,567	$25,906	$(949)	$7,231	$4,551	$190,629
Emerging Markets Equity Index	101,099	58,669	2,854	(565)	(12,509)	2,768	143,840
Equity Index	886,241	318,670	30,448	2,810	4,304	18,373	1,177,968
International Equity Index	271,954	128,479	6,626	(1,093)	(26,312)	9,892	366,402
	$1,390,980	$584,385	$65,834	$203	$(27,286)	$35,584	$1,878,839

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	89

Notes to financial statements

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 5/31/19
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$81,523	$57,338	$17,038	$(614)	4,738	$2,927	$125,947
Emerging Markets Equity Index	72,546	50,011	2,247	(478)	(9,313)	2,064	110,519
Equity Index	641,852	283,543	21,973	2,081	2,344	13,706	905,155
International Equity Index	196,295	111,211	5,545	(1,185)	(19,250)	7,379	281,526
	$992,216	$502,103	$46,803	$(196)	$(21,481)	$26,076	$1,423,147
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$25,407	$23,318	$5,392	$(190)	$1,656	$986	$44,799
Emerging Markets Equity Index	27,178	24,356	995	(236)	(3,548)	816	46,755
Equity Index	238,875	152,390	8,829	670	790	5,420	382,831
International Equity Index	73,217	56,313	2,646	(524)	(7,342)	2,918	119,018
	$364,677	$256,377	$17,862	$(280)	$(8,444)	$10,140	$593,403
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$4,515	$6,095	$1,813	$(52)	$341	$194	$9,086
Emerging Markets Equity Index	5,932	7,803	1,134	(177)	(765)	202	11,659
Equity Index	51,991	53,855	9,817	(284)	(169)	1,339	95,313
International Equity Index	16,049	18,699	3,124	(375)	(1,664)	721	29,585
	$78,487	$86,452	$15,888	$(888)	$(2,257)	$2,456	$145,643

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Index Retirement Income	$353,507	$16,799	$—	$16,799
Lifecycle Index 2010	388,173	49,409	—	49,409
Lifecycle Index 2015	779,034	98,958	—	98,958
Lifecycle Index 2020	2,007,074	200,741	—	200,741
Lifecycle Index 2025	2,596,144	243,191	—	243,191
Lifecycle Index 2030	2,720,228	276,344	—	276,344
Lifecycle Index 2035	2,435,673	285,953	—	285,953
Lifecycle Index 2040	2,514,762	343,461	—	343,461
Lifecycle Index 2045	1,700,328	180,298	(1,787)	178,511
Lifecycle Index 2050	1,300,073	125,153	(2,079)	123,074
Lifecycle Index 2055	561,549	34,805	(2,951)	31,854
Lifecycle Index 2060	143,730	3,459	(1,546)	1,913

90	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2019 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifecycle Index Retirement Income	$149,628	$75,164
Lifecycle Index 2010	124,853	80,459
Lifecycle Index 2015	246,968	143,271
Lifecycle Index 2020	688,211	234,328
Lifecycle Index 2025	973,501	263,791
Lifecycle Index 2030	1,069,584	255,515
Lifecycle Index 2035	845,377	165,040
Lifecycle Index 2040	850,484	141,726
Lifecycle Index 2045	584,384	65,834
Lifecycle Index 2050	517,306	62,011
Lifecycle Index 2055	256,377	17,862
Lifecycle Index 2060	101,218	30,609

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2019 and the year ended May 31, 2018 was as follows:

	5/31/2019			5/31/2018
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Lifecycle Index Retirement Income	$7,649,739	$1,125,202	$8,774,941	$3,539,643	$118,696	$3,658,339
Lifecycle Index 2010	10,004,561	1,966,803	11,971,364	6,767,053	442,353	7,209,406
Lifecycle Index 2015	19,228,980	5,094,242	24,323,222	13,298,263	736,185	14,034,448
Lifecycle Index 2020	43,852,503	7,729,141	51,581,644	28,278,849	1,641,428	29,920,277
Lifecycle Index 2025	53,316,738	5,929,970	59,246,708	32,278,210	1,932,277	34,210,487
Lifecycle Index 2030	55,433,436	5,705,346	61,138,782	33,514,670	2,331,164	35,845,834
Lifecycle Index 2035	50,770,890	6,169,684	56,940,574	31,831,280	2,421,804	34,253,084
Lifecycle Index 2040	53,599,250	5,780,187	59,379,437	34,169,415	3,004,923	37,174,338
Lifecycle Index 2045	34,435,196	3,905,428	38,340,624	21,158,680	1,772,744	22,931,424
Lifecycle Index 2050	25,190,467	2,666,182	27,856,649	15,082,621	1,226,167	16,308,788
Lifecycle Index 2055	9,829,134	869,838	10,698,972	5,065,472	288,682	5,354,154
Lifecycle Index 2060	2,383,333	416,426	2,799,759	971,815	48,042	1,019,857

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	91

Notes to financial statements

As of May 31, 2019, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Total
Lifecycle Index Retirement Income	$906,591	$226,054	$16,798,770	$17,931,415
Lifecycle Index 2010	2,349,682	200,292	49,408,801	51,958,775
Lifecycle Index 2015	4,361,112	810,129	98,958,020	104,129,261
Lifecycle Index 2020	9,873,640	1,304,197	200,740,673	211,918,510
Lifecycle Index 2025	10,298,475	2,211,710	243,191,141	255,701,326
Lifecycle Index 2030	8,914,382	2,785,358	276,343,985	288,043,725
Lifecycle Index 2035	6,071,134	3,018,331	285,953,051	295,042,516
Lifecycle Index 2040	3,822,245	3,604,573	343,461,626	350,888,444
Lifecycle Index 2045	1,076,508	2,586,006	178,511,099	182,173,613
Lifecycle Index 2050	584,320	1,964,694	123,074,096	125,623,110
Lifecycle Index 2055	124,172	779,505	31,854,146	32,757,823
Lifecycle Index 2060	11,153	174,983	1,912,864	2,099,000

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended May 31, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and

92	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2019, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 9—subsequent event

Effective June 18, 2019, the line of credit that each fund participates in will be reduced to $1 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 16, 2020.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	93

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Lifecycle Index Retirement Income Fund, TIAA-CREF Lifecycle Index 2010 Fund, TIAA-CREF Lifecycle Index 2015 Fund, TIAA-CREF Lifecycle Index 2020 Fund, TIAA-CREF Lifecycle Index 2025 Fund, TIAA-CREF Lifecycle Index 2030 Fund, TIAA-CREF Lifecycle Index 2035 Fund, TIAA-CREF Lifecycle Index 2040 Fund, TIAA-CREF Lifecycle Index 2045 Fund, TIAA-CREF Lifecycle Index 2050 Fund, TIAA-CREF Lifecycle Index 2055 Fund, and TIAA-CREF Lifecycle Index 2060 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the TIAA-CREF Lifecycle Index Retirement Income Fund, TIAA-CREF Lifecycle Index 2010 Fund, TIAA-CREF Lifecycle Index 2015 Fund, TIAA-CREF Lifecycle Index 2020 Fund, TIAA-CREF Lifecycle Index 2025 Fund, TIAA-CREF Lifecycle Index 2030 Fund, TIAA-CREF Lifecycle Index 2035 Fund, TIAA-CREF Lifecycle Index 2040 Fund, TIAA-CREF Lifecycle Index 2045 Fund, TIAA-CREF Lifecycle Index 2050 Fund, TIAA-CREF Lifecycle Index 2055 Fund, and TIAA-CREF Lifecycle Index 2060 Fund (twelve of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2019, the related statements of operations for the year ended May 31, 2019, the statements of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2019, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

94	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 18, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	95

Important tax information (unaudited)

For the year ended May 31, 2019, the Lifecycle Index Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long term capital gains
Lifecycle Index Retirement Income	$1,125,202
Lifecycle Index 2010	2,113,176
Lifecycle Index 2015	5,369,376
Lifecycle Index 2020	8,227,028
Lifecycle Index 2025	6,266,781
Lifecycle Index 2030	5,986,624
Lifecycle Index 2035	6,320,597
Lifecycle Index 2040	5,909,431
Lifecycle Index 2045	3,905,428
Lifecycle Index 2050	2,666,182
Lifecycle Index 2055	869,838
Lifecycle Index 2060	416,426

For the year ended May 31, 2019, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Index Retirement Income	28.76%
Lifecycle Index 2010	30.57
Lifecycle Index 2015	34.75
Lifecycle Index 2020	39.90
Lifecycle Index 2025	46.38
Lifecycle Index 2030	53.67
Lifecycle Index 2035	60.91
Lifecycle Index 2040	68.76
Lifecycle Index 2045	75.21
Lifecycle Index 2050	76.78
Lifecycle Index 2055	78.63
Lifecycle Index 2060	79.95

For the year ended May 31, 2019, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Index Retirement Income	17.07%
Lifecycle Index 2010	18.31
Lifecycle Index 2015	20.83
Lifecycle Index 2020	23.83
Lifecycle Index 2025	27.63
Lifecycle Index 2030	31.90
Lifecycle Index 2035	36.14
Lifecycle Index 2040	40.71
Lifecycle Index 2045	44.46
Lifecycle Index 2050	45.37
Lifecycle Index 2055	46.45
Lifecycle Index 2060	47.20

96	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

For the year ended May 31, 2019, the Lifecycle Index Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Index Retirement Income	$909,667	$0.04110
Lifecycle Index 2010	1,261,900	0.04554
Lifecycle Index 2015	2,771,360	0.05317
Lifecycle Index 2020	7,391,839	0.06332
Lifecycle Index 2025	10,476,875	0.07668
Lifecycle Index 2030	12,595,327	0.09140
Lifecycle Index 2035	12,944,413	0.10681
Lifecycle Index 2040	15,256,565	0.12181
Lifecycle Index 2045	10,565,254	0.13099
Lifecycle Index 2050	7,881,213	0.13340
Lifecycle Index 2055	3,116,644	0.10803
Lifecycle Index 2060	770,346	0.08424

For the year ended May 31, 2019, the Lifecycle Index Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Index Retirement Income	$82,981	$0.00375
Lifecycle Index 2010	115,059	0.00415
Lifecycle Index 2015	252,768	0.00485
Lifecycle Index 2020	674,022	0.00577
Lifecycle Index 2025	955,517	0.00699
Lifecycle Index 2030	1,148,623	0.00833
Lifecycle Index 2035	1,180,479	0.00974
Lifecycle Index 2040	1,391,450	0.01111
Lifecycle Index 2045	963,545	0.01195
Lifecycle Index 2050	718,738	0.01217
Lifecycle Index 2055	284,225	0.00985
Lifecycle Index 2060	70,251	0.00768

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2019, which will be reported in conjunction with your 2019 Form 1099-DIV.

By early 2020, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	97

Trustees and officers (unaudited)

TIAA-CREF Funds ■ May 31, 2019

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance of the Federal Home Loan Banks; Director, Avant, LLC.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director of Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.

98	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since 2017.	Advisory Director (2010–2011), Partner (2004–2010) and Managing Director (1999–2004), and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); and Head (2006–2008), and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT. President and Chief Executive Officer (since 2008), and Program Director (1990– 2008), National Bureau of Economic Research.	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	99

Trustees and officers (unaudited)	continued

TIAA-CREF Funds ■ May 31, 2019

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair of Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin.	89	Member of the Board of Governors of the Investment Company Institute and the Governing Council of Independent Directors Council (an association for mutual fund directors); Investment Advisory Committee Member, Employees Retirement System of Texas.

100	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, President and Chief Investment Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments and Senior Managing Director, President, Global Investments, TIAA.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	101

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds ■ May 31, 2019

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President, Chief Legal Officer, TIAA and the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, Deputy General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head of Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds, and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

102	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Index Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the TIAA-CREF Lifecycle Index Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund,

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	103

Approval of investment management agreement (unaudited)

including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2019, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits

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earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

Prior to the March 28, 2019 meeting, the Board met informally to review and discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 2019 meeting, the Trustees were given the opportunity to and did ask additional questions and they reviewed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the general session meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters,

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information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 28, 2019, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

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During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2018. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. This data included the effect of the amendment of the Agreement in 2018 to restructure the Funds’ expenses. This restructuring entailed converting the Funds’ holdings from Institutional Class shares of other TIAA-CREF Underlying Funds to fee-waived Class W shares of these Underlying Funds and having the Funds pay the equivalent of these Underlying Funds’ management fees and other expenses directly as part of the Funds’ management fee rates under the Agreement, along with the Funds’ existing annual management fee rate of 0.10% of average daily net assets. The Board considered Advisors’ representation that the fee restructuring did not increase the Funds’ overall expenses, but that the Broadridge fee comparisons would be affected because most of the Funds’ peers do not have a similar fee structure.

The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also considered that Advisors’ had agreed to a waiver ranging from 0.06% to 0.10% of each Fund’s management fee, which will continue through at least September 30, 2019. The Board also acknowledged certain reimbursements of expense above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the management fees charged to the Funds. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2018. The Board also considered that, in the aggregate,

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Advisors had generated indirect earnings with respect to the Funds’ investment in Underlying Funds also managed by Advisors prior to the Funds’ expense restructuring.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board acknowledged Advisors’ assertion that, while the Funds’ expense restructuring has increased the Funds’ contractual and effective management fee rates as compared to its peers (most of whom have a traditional funds of funds fee structure), the Funds’ total expenses were favorable as compared to most of their peers. In this connection, the Board also considered other inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because Advisors operated each Fund at a loss, and has waived some or all of its management fees for the Funds since inception, there had been little opportunity to pass on economies of scale to Fund shareholders. However, the Board recognized that Advisors’ might incur a smaller loss or earn a profit on the Funds in the future due to the Funds’ new fee structure. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net

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assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle Funds, which implemented the same new fee structure as the Funds in 2018. The Board also reviewed the performance of these other funds of funds while reviewing the performance of the Funds.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2018 under the Agreement.

Lifecycle Index Retirement Income Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an

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annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.00% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.102% for the year ended September 30, 2019.
•	The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 1 out of 4 funds and 4 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 1st and 3rd quintiles of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), respectively.
•	The Fund ranked in the 3rd and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one- and three-year periods, respectively, while the Fund ranked 1 out of 4 funds within its Performance Group for the five-year period. The Fund was in the 2nd, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2010 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.04% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% for the year ended September 30, 2019. This voluntary management fee rate waiver subsequently has been extended through September 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and its contractual management fee rate ranked 1 out of 4 funds, 2 out of 3 funds and 3 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 1st and 3rd quintiles of its Expense Universe, respectively.

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•	The Fund ranked 3 out of 4 funds, 2 out of 4 funds and 1 out of 4 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 2nd and 1st quintiles of its Performance Universe for the one-, three-, and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2015 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.05% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.10% for the year ended September 30, 2019. This voluntary management fee rate waiver subsequently has been extended through September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 3 out of 4 funds and 4 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 2nd and 3rd quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 3rd and 1st quintiles of its Performance Group for the one-and three-year periods, respectively, while the Fund ranked 1 out of 4 funds within its Performance Group for the five-year period. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2020 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon

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the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.07% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.09% for the year ended September 30, 2019. This voluntary management fee rate waiver subsequently has been extended through September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 4 out of 5 funds and 5 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 2nd and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2025 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.07% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.082% for the year ended September 30, 2019. This voluntary management fee rate waiver subsequently has been extended through September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 4 out of 5 funds and 5 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 2nd and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, and five-year periods, respectively.

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•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2030 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.06% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.08% for the year ended September 30, 2019. This voluntary management fee rate waiver subsequently has been extended through September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 3 out of 5 funds and 5 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 2nd and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2035 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.07% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.069% for the year ended

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September 30, 2019. This voluntary management fee rate waiver subsequently has been extended through September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 4 out of 5 funds and 5 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 2nd and 4th quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2040 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.06% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.07% for the year ended September 30, 2019. This voluntary management fee rate waiver subsequently has been extended through September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate each ranked 4 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 2nd and 3rd quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate

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with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2045 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.05% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.07% for the year ended September 30, 2019. This voluntary management fee rate waiver subsequently has been extended through September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 4 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 2nd and 3rd quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2050 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.05% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.07% for the year ended September 30, 2019. This voluntary management fee rate waiver subsequently has been extended through September 30, 2020.

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Approval of investment management agreement (unaudited)

•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 4 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 2nd and 3rd quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2055 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.01% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.06% for the year ended September 30, 2019. This voluntary management fee rate waiver subsequently has been extended through September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 4 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 3rd quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

116	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Lifecycle Index 2060 Fund

•	As discussed above, in 2018, the Fund’s expense structure changed so that instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the new fee-waived Class W of the TIAA-CREF Underlying Funds and pay such expenses directly. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2018, the Fund’s effective management fee rate was 0.00% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.06% for the year ended September 30, 2019. This voluntary management fee rate waiver subsequently has been extended through September 30, 2020.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate (including the waiver) and its contractual management fee rate ranked 1 out of 5 funds and 4 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 1st and 3rd quintiles of its Expense Universe, respectively.
•	The Fund ranked in the 1st quintile of its Performance Group for the one-year period, while the Fund ranked 1 out of 5 funds within its Performance Group for the three-year period. The Fund was in the 1st quintile of its Performance Universe for the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	117

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered

118	2019 Annual Report ■ TIAA-CREF Lifecycle Index Funds

trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

TIAA-CREF Lifecycle Index Funds ■ 2019 Annual Report	119

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

Printed on paper containing recycled fiber

We’re fond of paper…in its original form. Switch to eDelivery at TIAA.org/eDelivery

854253	A12027 (7/19)

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

854253	A12027 (7/19)

730 Third Avenue New York, NY 10017-3206

854253	A12027 (7/19)

TIAA-CREF Funds	May 31, 2019

TIAA-CREF
Lifestyle Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifestyle Income Fund	TSITX	TSIHX	TSIPX	TLSRX	TSILX
Lifestyle Conservative Fund	TCSIX	TLSHX	TLSPX	TSCTX	TSCLX
Lifestyle Moderate Fund	TSIMX	TSMHX	TSMPX	TSMTX	TSMLX
Lifestyle Growth Fund	TSGGX	TSGHX	TSGPX	TSGRX	TSGLX
Lifestyle Aggressive Growth Fund	TSAIX	TSAHX	TSAPX	TSARX	TSALX

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended May 31, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	3

Letter to investors

Global financial markets produced mixed results during the twelve months ended May 31, 2019. U.S. equities posted modest gains amid a healthy domestic economy and an uptick in market volatility. Foreign stocks declined, with emerging markets faring worse than developed international markets. By comparison, U.S. fixed-income markets achieved solid gains as bond prices rallied despite three increases to the federal funds target rate. These market conditions were reflected in the performance of the TIAA-CREF Lifestyle Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	Three out of the five TIAA-CREF Lifestyle Funds delivered positive returns, but all five funds trailed their respective composite benchmarks. (All fund returns are for the Institutional Class.)
•	Returns for the Institutional Class ranged from –4.1% for the Lifestyle Aggressive Growth Fund to 3.3% for the Lifestyle Income Fund.
•	Despite mixed returns for the twelve-month period, results continued to support the solid performance of the TIAA-CREF Lifestyle Funds over longer periods of time.

Mixed results for stock prices around the world

U.S. equity markets achieved gains during the twelve months, despite a sharp downturn at the end of 2018. The broad stock market, as represented by the Russell 3000® Index, gained 2.5%. The U.S. economy continued to grow at a moderate pace during the period, buoyed by the lowest unemployment rate in nearly 50 years, a generally stable inflation rate and strong consumer confidence. Against this backdrop, the Federal Reserve raised the federal funds target rate three times during the period—in June, September and December of 2018—pushing the key short-term interest-rate measure to 2.25%–2.50%.

Stock prices in most foreign markets declined. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid-and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –7.1% in U.S.-dollar terms. Tensions weighed on foreign markets, including the unresolved trade conflict between the United States and China, concerns about a slowdown in global growth, and geopolitical risks, such as the United Kingdom’s controversial split from the European Union (Brexit).

U.S. investment-grade bonds performed well in spite of the Fed’s rate hikes. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 6.4% for the period.

4	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Brad Finkle

Look to lessons of the past

Increased stock market volatility over the past twelve months reminds us that, despite what one might hear or read in the financial media, no one can predict the future with any accuracy.

Rather than trying to time your investments based on what you think may happen in the future, consider using what has happened in the past as your guide. History has shown that even during periodic downturns, investors who avoided jumping in and out of the markets have often received more consistent investment results over the long term. Please keep in mind that past performance cannot guarantee future results. The TIAA-CREF Lifestyle Funds use dynamic diversification strategies that are designed to help mitigate the effects of market volatility, keeping you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses.

We are always ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifestyle Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifestyle Funds begin on page 26 of this report. You can obtain complete lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT or Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indices and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk Index Series reflect multi-asset class exposure and similar risk profiles as the Funds.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2018–May 31, 2019).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended May 31, 2019

Lifestyle Funds Institutional Class	Beginning account value (12/1/18)	Ending account value (5/31/19)	Expenses paid during period (12/1/18–5/31/19	* )	Effective expenses paid during period (12/1/18–5/31/19	† )
Income Fund actual return	$1,000.00	$1,042.34	$0.51		$2.14
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.12
Conservative Fund actual return	1,000.00	1,037.97	0.51		2.34
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.32
Moderate Fund actual return	1,000.00	1,034.56	0.51		2.54
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.52
Growth Fund actual return	1,000.00	1,022.15	0.50		2.67
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.67
Aggressive Growth Fund actual return	1,000.00	1,010.82	0.50		2.81
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.82
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and their performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.42% for the Income Fund, 0.46% for the Conservative Fund, 0.50% for the Moderate Fund, 0.53% for the Growth Fund and 0.56% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2019

Lifestyle Funds Advisor Class	Beginning account value (12/1/18)	Ending account value (5/31/19)	Expenses paid during period (12/1/18–5/31/19	* )	Effective expenses paid during period (12/1/18–5/31/19	† )
Income Fund actual return	$1,000.00	$1,042.26		$0.71	$2.34
5% annual hypothetical return	1,000.00	1,024.23		0.71	2.32
Conservative Fund actual return	1,000.00	1,037.59		1.02	2.84
5% annual hypothetical return	1,000.00	1,023.93		1.01	2.82
Moderate Fund actual return	1,000.00	1,034.53		0.56	2.59
5% annual hypothetical return	1,000.00	1,024.38		0.56	2.57
Growth Fund actual return	1,000.00	1,022.25		0.91	3.08
5% annual hypothetical return	1,000.00	1,024.03		0.91	3.07
Aggressive Growth Fund actual return‡	1,000.00	1,010.97		(0.33)	1.96
5% annual hypothetical return‡	1,000.00	1,025.26		(0.33)	1.97
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.14% for the Income Fund, 0.20% for the Conservative Fund, 0.11% for the Moderate Fund, 0.18% for the Growth Fund and (0.07)% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.46% for the Income Fund, 0.56% for the Conservative Fund, 0.51% for the Moderate Fund, 0.61% for the Growth Fund and 0.39% for the Aggressive Growth Fund.
‡	For the Advisor Class, “Expenses paid during the period” includes an immaterial downward expense adjustment that impacted the Fund’s actual expense ratio, causing it to be negative.

10	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended May 31, 2019

Lifestyle Funds Premier Class	Beginning account value (12/1/18)	Ending account value (5/31/19)	Expenses paid during period (12/1/18–5/31/19	* )	Effective expenses paid during period (12/1/18–5/31/19	† )
Income Fund actual return	$1,000.00	$1,040.67	$1.27		$2.90
5% annual hypothetical return	1,000.00	1,023.68	1.26		2.87
Conservative Fund actual return	1,000.00	1,038.00	1.27		3.10
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.07
Moderate Fund actual return	1,000.00	1,034.47	1.27		3.30
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.28
Growth Fund actual return	1,000.00	1,021.73	1.26		3.43
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.43
Aggressive Growth Fund actual return	1,000.00	1,009.14	1.25		3.56
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Premier Class of the Lifestyle Funds.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.57% for the Income Fund, 0.61% for the Conservative Fund, 0.65% for the Moderate Fund, 0.68% for the Growth Fund and 0.71% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	11

Important information about expenses

Expense examples

Six months ended May 31, 2019

Lifestyle Funds Retirement Class	Beginning account value (12/1/18)	Ending account value (5/31/19)	Expenses paid during period (12/1/18–5/31/19	* )	Effective expenses paid during period (12/1/18–5/31/19	† )
Income Fund actual return	$1,000.00	$1,040.24	$1.78		$3.41
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.38
Conservative Fund actual return	1,000.00	1,037.55	1.78		3.61
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.58
Moderate Fund actual return	1,000.00	1,033.29	1.77		3.80
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.78
Growth Fund actual return	1,000.00	1,020.80	1.76		3.93
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.93
Aggressive Growth Fund actual return	1,000.00	1,009.29	1.75		4.06
5% annual hypothetical return	1,000.00	1,023.19	1.77		4.08
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.67% for the Income Fund, 0.71% for the Conservative Fund, 0.75% for the Moderate Fund, 0.78% for the Growth Fund and 0.81% for the Aggressive Growth Fund.

12	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended May 31, 2019

Lifestyle Funds Retail Class	Beginning account value (12/1/18)	Ending account value (5/31/19)	Expenses paid during period (12/1/18–5/31/19	* )	Effective expenses paid during period (12/1/18–5/31/19	† )
Income Fund actual return	$1,000.00	$1,041.03	$1.93		$3.56
5% annual hypothetical return	1,000.00	1,023.04	1.92		3.53
Conservative Fund actual return	1,000.00	1,037.48	1.88		3.71
5% annual hypothetical return	1,000.00	1,023.09	1.87		3.68
Moderate Fund actual return	1,000.00	1,032.47	1.87		3.90
5% annual hypothetical return	1,000.00	1,023.09	1.87		3.88
Growth Fund actual return	1,000.00	1,021.09	1.91		4.08
5% annual hypothetical return	1,000.00	1,023.04	1.92		4.08
Aggressive Growth Fund actual return	1,000.00	1,008.66	2.00		4.31
5% annual hypothetical return	1,000.00	1,022.94	2.02		4.33
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.38% for the Income Fund, 0.37% for the Conservative Fund, 0.37% for the Moderate Fund, 0.38% for the Growth Fund and 0.40% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.70% for the Income Fund, 0.73% for the Conservative Fund, 0.77% for the Moderate Fund, 0.81% for the Growth Fund and 0.86% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	13

Investment results of the Lifestyle Funds

Performance for the twelve months ended May 31, 2019

Three of the five Lifestyle Funds recorded positive returns, but all underperformed their respective composite benchmarks. Institutional Class returns ranged from -4.11% for the Lifestyle Aggressive Growth Fund to 3.26% for the Lifestyle Income Fund. The performance tables show returns for all share classes of the funds.

The margin of underperformance of individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 3.69 percentage points for the Aggressive Growth Fund to 0.91 of a percentage point for the Income Fund. (All results for the Lifestyle Funds are for the Institutional Class.)

U.S. economy continued to grow, pushing domestic stocks and bonds higher

The U.S. economic expansion continued over the twelve-month period while the unemployment rate touched its lowest level in nearly a half century and inflation remained modest. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 3.4% and 2.2% in the third and fourth quarters of 2018, respectively. GDP growth accelerated to a rate of 3.1% in the first quarter of 2019, according to the government’s “second” estimate. Unemployment remained at 3.6% in May, its lowest rate since December 1969. Core inflation, which includes all items except food and energy, rose 2.0% for the twelve months ended May 31, 2019. The price of West Texas Intermediate crude oil declined from nearly $66 per barrel on June 1, 2018, to just over $53 per barrel on May 31, 2019.

The Federal Reserve raised the federal funds target rate three times during the period—in June, September and December 2018—boosting the key short-term interest-rate measure to 2.25%–2.50%. However, amid growing concerns for continued economic expansion, the Fed announced in early January that it would take a “patient” approach to further rate increases.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 2.50%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –7.14% in U.S.-dollar terms.

U.S. investment-grade bonds performed well amid a decline in long-term rates and an increase in short-term rates. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 6.40% during the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, rose 3.70%.

14	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Fixed-income funds posted strongest gains

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying TIAA-CREF Funds that, in turn, buy stocks, bonds and other securities in these market sectors.

Excluding the Lifestyle Aggressive Growth Fund, which has a target allocation of 100% equities, fixed-income holdings contributed most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks—for the period. Within the category, the Bond Fund and the Bond Plus Fund posted solid gains. U.S. stock funds produced mixed results, including modest gains in the Large-Cap Growth Fund and the Quant Large-Cap Growth Fund. All foreign equity funds lost ground, with the International Equity Fund suffering the largest loss. (All fund returns are for the Institutional Class.)

Stock funds hampered relative performance

All of the Lifestyle Funds underperformed their respective composite benchmarks. This was due to the relative weakness of underlying funds investing in domestic and international equities. For all of the Lifestyle Funds, the Large-Cap Value Fund, the International Equity Fund and the Growth & Income Fund were the largest detractors from relative performance.

Conversely, the Quant Small/Mid-Cap Equity Fund, the Quant Small-Cap Equity Fund and the Emerging Markets Equity Fund contributed to the relative performance of all of the Lifestyle Funds, particularly the Aggressive Growth, Growth and Moderate Funds.

In the fixed-income category, the Bond Fund benefited the relative performance of the Lifestyle Income Fund and the Lifestyle Conservative Fund. (Performance of the Lifestyle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	15

Lifestyle Income Fund

Performance as of May 31, 2019

Lifestyle Income Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	3.26%	3.28%		4.36%		0.68%	0.42%
Advisor Class	12/4/15	3.24	3.26	†	4.35	†	0.76	0.50
Premier Class	12/9/11	3.02	3.09		4.19		0.84	0.57
Retirement Class	12/9/11	2.92	2.99		4.09		0.93	0.67
Retail Class	12/9/11	2.98	2.98		4.07		0.95	0.69
Lifestyle Income Fund Composite Index‡	—	4.17	3.09		3.84	§	—	—
Broad market index
Morningstar Conservative Target Risk Index	—	4.87	2.89		3.84	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2019, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

16	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/19
Equity
U.S. equity	13.26
International equity	6.14
Fixed income
Fixed income	39.44
Short-term fixed income	41.09
Other assets & liabilities, net	0.07
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	17

Lifestyle Conservative Fund

Performance as of May 31, 2019

Lifestyle Conservative Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	1.68%	4.26%		6.20%		0.61%	0.46%
Advisor Class	12/4/15	1.62	4.23	†	6.18	†	0.64	0.54
Premier Class	12/9/11	1.62	4.10		6.04		0.74	0.61
Retirement Class	12/9/11	1.51	4.01		5.94		0.81	0.71
Retail Class	12/9/11	1.41	3.97		5.90		0.83	0.73
Lifestyle Conservative Fund Composite Index‡	—	3.45	4.25		5.78	§	—	—
Broad market index
Morningstar Moderately Conservative Target Risk Index	—	3.85	3.98		5.68	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2019, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

18	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/19
Equity
U.S. equity	26.70
International equity	12.27
Fixed income
Fixed income	39.74
Short-term fixed income	21.22
Other assets & liabilities, net	0.07
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	19

Lifestyle Moderate Fund

Performance as of May 31, 2019

Lifestyle Moderate Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	0.14%	5.22%		8.02%		0.57%	0.49%
Advisor Class	12/4/15	0.09	5.17	†	7.99	†	0.65	0.57
Premier Class	12/9/11	0.01	5.06		7.87		0.73	0.64
Retirement Class	12/9/11	–0.11	4.95		7.75		0.82	0.74
Retail Class	12/9/11	–0.20	4.91		7.71		0.83	0.76
Lifestyle Moderate Fund Composite Index‡	—	2.62	5.36		7.70	§	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	2.52	4.73		7.22	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2019, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

20	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/19
Equity
U.S. equity	40.62
International equity	18.28
Fixed income	41.09
Other assets & liabilities, net	0.01
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	21

Lifestyle Growth Fund

Performance as of May 31, 2019

Lifestyle Growth Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	–2.07%	5.77%		9.33%		0.66%	0.52%
Advisor Class	12/4/15	–2.13	5.74	†	9.30	†	0.74	0.59
Premier Class	12/9/11	–2.24	5.60		9.15		0.84	0.67
Retirement Class	12/9/11	–2.34	5.50		9.05		0.91	0.77
Retail Class	12/9/11	–2.32	5.48		9.00		0.94	0.80
Lifestyle Growth Fund Composite Index‡	—	1.15	6.14		9.30	§	—	—
Broad market index
Morningstar Moderately Aggressive Target Risk Index	—	0.98	5.44		8.69	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2019, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000® Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

22	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/19
Equity
U.S. equity	54.90
International equity	24.47
Fixed income	20.78
Other assets & liabilities, net	–0.15
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	23

Lifestyle Aggressive Growth Fund

Performance as of May 31, 2019

Lifestyle Aggressive Growth Fund		Total Return	Average annual total return				Annual operating expenses*#
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	–4.11%	6.32%		10.61%		0.75%	0.55%
Advisor Class	12/4/15	–4.10	6.30	†	10.60	†	0.83	0.63
Premier Class	12/9/11	–4.31	6.16		10.45		0.91	0.70
Retirement Class	12/9/11	–4.33	6.06		10.34		1.00	0.80
Retail Class	12/9/11	–4.45	5.98		10.26		1.05	0.85
Lifestyle Aggressive Growth Fund Composite Index‡	—	–0.42	6.86		10.85	§	—	—
Broad market index
Morningstar Aggressive Target Risk Index	—	–0.37	5.97		9.79	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on May 31, 2019, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000® Index; and 30.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

24	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2011)

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/19
Equity
U.S. equity	69.22
International equity	30.70
Other assets & liabilities, net	0.08
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	25

Portfolio of investments

Lifestyle Income Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—39.4%
1,353,181	TIAA-CREF Bond Fund		$14,100,143	19.2%
1,416,899	TIAA-CREF Bond Plus Fund		14,820,765	20.2
	TOTAL FIXED INCOME		28,920,908	39.4
INTERNATIONAL EQUITY—6.1%
90,158	TIAA-CREF Emerging Markets Equity Fund		952,970	1.3
111,217	TIAA-CREF International Equity Fund		1,115,507	1.5
74,641	TIAA-CREF International Opportunities Fund		926,294	1.2
135,990	TIAA-CREF Quant International Equity Fund		934,252	1.3
60,714	TIAA-CREF Quant International Small-Cap Equity Fund		577,998	0.8
	TOTAL INTERNATIONAL EQUITY		4,507,021	6.1
SHORT-TERM FIXED INCOME—41.1%
2,917,247	TIAA-CREF Short-Term Bond Fund		30,135,161	41.1
	TOTAL SHORT-TERM FIXED INCOME		30,135,161	41.1
U.S. EQUITY—13.3%
163,776	TIAA-CREF Growth & Income Fund		2,222,445	3.0
125,846	TIAA-CREF Large-Cap Growth Fund		2,504,345	3.4
151,767	TIAA-CREF Large-Cap Value Fund		2,410,068	3.3
123,456	TIAA-CREF Quant Large-Cap Growth Fund		1,654,304	2.3
19,749	TIAA-CREF Quant Large-Cap Value Fund		186,033	0.3
20,792	TIAA-CREF Quant Small-Cap Equity Fund		323,529	0.4
37,472	TIAA-CREF Quant Small/Mid-Cap Equity Fund		424,936	0.6
	TOTAL U.S. EQUITY		9,725,660	13.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $71,445,440)	73,288,750	99.9

	TOTAL PORTFOLIO	(Cost $71,445,440)	73,288,750	99.9
	OTHER ASSETS & LIABILITIES, NET		50,704	0.1
	NET ASSETS		$73,339,454	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Conservative Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—39.7%
2,037,666	TIAA-CREF Bond Fund		$21,232,477	9.2%
6,748,320	TIAA-CREF Bond Plus Fund		70,587,426	30.5
	TOTAL FIXED INCOME		91,819,903	39.7
INTERNATIONAL EQUITY—12.3%
549,369	TIAA-CREF Emerging Markets Equity Fund		5,806,829	2.5
705,941	TIAA-CREF International Equity Fund		7,080,589	3.1
472,597	TIAA-CREF International Opportunities Fund		5,864,928	2.5
862,404	TIAA-CREF Quant International Equity Fund		5,924,717	2.6
384,979	TIAA-CREF Quant International Small-Cap Equity Fund		3,665,000	1.6
	TOTAL INTERNATIONAL EQUITY		28,342,063	12.3
SHORT-TERM FIXED INCOME—21.2%
4,746,319	TIAA-CREF Short-Term Bond Fund		49,029,474	21.2
	TOTAL SHORT-TERM FIXED INCOME		49,029,474	21.2
U.S. EQUITY—26.7%
1,038,808	TIAA-CREF Growth & Income Fund		14,096,620	6.1
797,016	TIAA-CREF Large-Cap Growth Fund		15,860,620	6.9
961,258	TIAA-CREF Large-Cap Value Fund		15,264,780	6.6
610,208	TIAA-CREF Quant Large-Cap Growth Fund		8,176,790	3.5
366,988	TIAA-CREF Quant Large-Cap Value Fund		3,457,030	1.5
137,550	TIAA-CREF Quant Small-Cap Equity Fund		2,140,276	0.9
237,190	TIAA-CREF Quant Small/Mid-Cap Equity Fund		2,689,732	1.2
	TOTAL U.S. EQUITY		61,685,848	26.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $223,061,386)	230,877,288	99.9

	TOTAL PORTFOLIO	(Cost $223,061,386)	230,877,288	99.9
	OTHER ASSETS & LIABILITIES, NET		152,067	0.1
	NET ASSETS		$231,029,355	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	27

Portfolio of investments

Lifestyle Moderate Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
FIXED INCOME—41.1%
13,699,078	TIAA-CREF Bond Plus Fund		$143,292,354	41.1%
	TOTAL FIXED INCOME		143,292,354	41.1
INTERNATIONAL EQUITY—18.3%
1,164,550	TIAA-CREF Emerging Markets Equity Fund		12,309,296	3.5
1,606,250	TIAA-CREF International Equity Fund		16,110,686	4.6
1,081,300	TIAA-CREF International Opportunities Fund		13,418,930	3.9
1,969,038	TIAA-CREF Quant International Equity Fund		13,527,293	3.9
878,589	TIAA-CREF Quant International Small-Cap Equity Fund		8,364,170	2.4
	TOTAL INTERNATIONAL EQUITY		63,730,375	18.3
U.S. EQUITY—40.6%
2,370,942	TIAA-CREF Growth & Income Fund		32,173,688	9.2
1,818,053	TIAA-CREF Large-Cap Growth Fund		36,179,260	10.4
2,194,594	TIAA-CREF Large-Cap Value Fund		34,850,150	10.0
1,269,109	TIAA-CREF Quant Large-Cap Growth Fund		17,006,062	4.9
1,020,746	TIAA-CREF Quant Large-Cap Value Fund		9,615,432	2.7
364,596	TIAA-CREF Quant Small-Cap Equity Fund		5,673,111	1.6
540,747	TIAA-CREF Quant Small/Mid-Cap Equity Fund		6,132,076	1.8
	TOTAL U.S. EQUITY		141,629,779	40.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $334,145,181)	348,652,508	100.0

	TOTAL PORTFOLIO	(Cost $334,145,181)	348,652,508	100.0
	OTHER ASSETS & LIABILITIES, NET		31,339	0.0
	NET ASSETS		$348,683,847	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Growth Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—100.2%[a]
FIXED INCOME—20.8%
3,205,145	TIAA-CREF Bond Plus Fund		$33,525,811	20.8%
	TOTAL FIXED INCOME		33,525,811	20.8
INTERNATIONAL EQUITY—24.5%
697,808	TIAA-CREF Emerging Markets Equity Fund		7,375,830	4.6
1,003,544	TIAA-CREF International Equity Fund		10,065,551	6.3
675,551	TIAA-CREF International Opportunities Fund		8,383,589	5.2
1,229,164	TIAA-CREF Quant International Equity Fund		8,444,359	5.2
548,132	TIAA-CREF Quant International Small-Cap Equity Fund		5,218,212	3.2
	TOTAL INTERNATIONAL EQUITY		39,487,541	24.5
U.S. EQUITY—54.9%
1,476,918	TIAA-CREF Growth & Income Fund		20,041,783	12.4
1,134,605	TIAA-CREF Large-Cap Growth Fund		22,578,635	14.0
1,368,593	TIAA-CREF Large-Cap Value Fund		21,733,260	13.5
751,591	TIAA-CREF Quant Large-Cap Growth Fund		10,071,319	6.2
695,451	TIAA-CREF Quant Large-Cap Value Fund		6,551,151	4.1
242,888	TIAA-CREF Quant Small-Cap Equity Fund		3,779,342	2.3
337,500	TIAA-CREF Quant Small/Mid-Cap Equity Fund		3,827,255	2.4
	TOTAL U.S. EQUITY		88,582,745	54.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $153,607,552)	161,596,097	100.2

	TOTAL PORTFOLIO	(Cost $153,607,552)	161,596,097	100.2
	OTHER ASSETS & LIABILITIES, NET		(237,959)	(0.2)
	NET ASSETS		$161,358,138	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	29

Portfolio of investments

Lifestyle Aggressive Growth Fund  ■  May 31, 2019

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
INTERNATIONAL EQUITY—30.7%
623,235	TIAA-CREF Emerging Markets Equity Fund		$6,587,594	5.7%
906,161	TIAA-CREF International Equity Fund		9,088,791	7.8
613,706	TIAA-CREF International Opportunities Fund		7,616,096	6.5
1,115,651	TIAA-CREF Quant International Equity Fund		7,664,526	6.6
497,023	TIAA-CREF Quant International Small-Cap Equity Fund		4,731,663	4.1
	TOTAL INTERNATIONAL EQUITY		35,688,670	30.7
U.S. EQUITY—69.2%
1,339,013	TIAA-CREF Growth & Income Fund		18,170,410	15.6
1,028,629	TIAA-CREF Large-Cap Growth Fund		20,469,718	17.6
1,241,643	TIAA-CREF Large-Cap Value Fund		19,717,295	17.0
659,429	TIAA-CREF Quant Large-Cap Growth Fund		8,836,353	7.6
660,244	TIAA-CREF Quant Large-Cap Value Fund		6,219,495	5.3
228,852	TIAA-CREF Quant Small-Cap Equity Fund		3,560,944	3.1
306,112	TIAA-CREF Quant Small/Mid-Cap Equity Fund		3,471,314	3.0
	TOTAL U.S. EQUITY		80,445,529	69.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $110,835,798)	116,134,199	99.9

	TOTAL PORTFOLIO	(Cost $110,835,798)	116,134,199	99.9
	OTHER ASSETS & LIABILITIES, NET		98,635	0.1
	NET ASSETS		$116,232,834	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

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TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	31

Statements of assets and liabilities

TIAA-CREF Lifestyle Funds  ■  May 31, 2019

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
ASSETS
Affiliated investments, at value‡	$73,288,750	$230,877,288	$348,652,508	$161,596,097	$116,134,199
Cash	91,655	103,736	457,305	175,932	138,533
Receivable from securities transactions	488,861	2,702,250	4,258,810	1,547,643	638,311
Receivable from Fund shares sold	14,592	87,531	172,999	71,430	81,414
Dividends receivable	150,403	368,887	397,454	93,321	—
Due from affiliates	1,259	1,781	1,371	1,040	1,370
Other	2,767	6,677	9,362	4,372	3,115
Total assets	74,038,287	234,148,150	353,949,809	163,489,835	116,996,942
LIABILITIES
Management fees payable	602	1,903	2,882	1,339	965
Service agreement fees payable	319	969	2,025	885	888
Distribution fees payable	10,350	33,861	46,564	18,827	10,769
Due to affiliates	9,964	10,555	10,963	10,278	10,127
Payable for securities transactions	652,384	2,930,510	4,749,066	1,649,663	658,839
Payable for Fund shares redeemed	9,300	110,112	411,553	425,994	60,914
Payable for trustee compensation	2,813	6,853	9,518	4,506	3,190
Accrued expenses and other payables	13,101	24,032	33,391	20,205	18,416
Total liabilities	698,833	3,118,795	5,265,962	2,131,697	764,108
NET ASSETS	$73,339,454	$231,029,355	$348,683,847	$161,358,138	$116,232,834
NET ASSETS CONSIST OF:
Paid-in-capital	$71,462,509	$221,712,682	$329,890,550	$150,709,840	$108,084,024
Total distributable earnings (loss)	1,876,945	9,316,673	18,793,297	10,648,298	8,148,810
NET ASSETS	$73,339,454	$231,029,355	$348,683,847	$161,358,138	$116,232,834
INSTITUTIONAL CLASS:
Net assets	$8,683,119	$27,634,825	$39,366,839	$33,808,728	$25,051,632
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	788,202	2,253,630	2,905,185	2,306,975	1,627,098
Net asset value per share	$11.02	$12.26	$13.55	$14.66	$15.40
ADVISOR CLASS:
Net assets	$110,325	$379,232	$706,748	$346,181	$204,607
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,016	30,933	52,169	23,637	13,289
Net asset value per share	$11.02	$12.26	$13.55	$14.65	$15.40
PREMIER CLASS:
Net assets	$809,855	$699,113	$1,001,439	$1,553,160	$362,694
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	73,459	56,980	73,767	105,984	23,501
Net asset value per share	$11.02	$12.27	$13.58	$14.65	$15.43
RETIREMENT CLASS:
Net assets	$15,503,515	$44,397,025	$92,294,910	$40,227,886	$42,107,372
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,408,790	3,625,437	6,821,302	2,754,993	2,743,679
Net asset value per share	$11.00	$12.25	$13.53	$14.60	$15.35
RETAIL CLASS:
Net assets	$48,232,640	$157,919,160	$215,313,911	$85,422,183	$48,506,529
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,382,569	12,901,229	15,920,606	5,857,798	3,164,349
Net asset value per share	$11.01	$12.24	$13.52	$14.58	$15.33
‡ Affiliated investments, cost	$71,445,440	$223,061,386	$334,145,181	$153,607,552	$110,835,798

32	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	33

Statements of operations

TIAA-CREF Lifestyle Funds  ■  For the year ended May 31, 2019

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,916,783	$5,545,810	$7,629,399	$2,941,329	$1,686,205
Total income	1,916,783	5,545,810	7,629,399	2,941,329	1,686,205

EXPENSES
Management fees	72,336	227,977	342,680	159,549	115,727
Shareholder servicing — Institutional Class	540	2,407	615	748	1,359
Shareholder servicing — Advisor Class	26	188	335	165	93
Shareholder servicing — Premier Class	43	62	52	56	42
Shareholder servicing — Retirement Class	40,244	109,133	236,789	109,311	110,962
Shareholder servicing — Retail Class	13,601	31,304	38,848	27,478	26,926
Distribution fees — Premier Class	1,061	1,045	1,350	2,383	563
Distribution fees — Retail Class	122,113	399,427	533,037	215,731	126,861
Registration fees	83,397	83,314	84,530	77,914	81,905
Administrative service fees	38,331	40,598	42,215	39,622	39,007
Professional fees	25,809	26,938	27,650	26,443	26,162
Trustee fees and expenses	1,041	3,307	4,904	2,312	1,669
Other expenses	31,579	53,602	69,243	48,875	46,399
Total expenses	430,121	979,302	1,382,248	710,587	577,675
Less: Expenses reimbursed by the investment adviser	(179,782)	(210,923)	(228,301)	(195,377)	(195,052)
Net expenses	250,339	768,379	1,153,947	515,210	382,623

Net investment income (loss)	1,666,444	4,777,431	6,475,452	2,426,119	1,303,582

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(391,577)	(2,106,792)	(4,169,511)	(2,413,306)	(1,237,084)
Realized gain distributions from affiliated investments	1,025,467	6,268,667	14,135,988	8,739,241	7,683,958
Realized gain (loss) from sale of unaffiliated investments	(6,182)	(7,263)	(26,304)	(32,421)	(16,210)
Net realized gain (loss) from investments	627,708	4,154,612	9,940,173	6,293,514	6,430,664
Net change in unrealized appreciation (depreciation) from affiliated investments	(230,116)	(5,814,177)	(17,589,070)	(12,879,315)	(13,049,548)
Net realized and unrealized gain (loss) from investments	397,592	(1,659,565)	(7,648,897)	(6,585,801)	(6,618,884)
Net increase (decrease) in net assets from operations	$2,064,036	$3,117,866	$(1,173,445)	$(4,159,682)	$(5,315,302)

34	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	35

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]
OPERATIONS
Net investment income (loss)		$1,666,444	$1,325,026	$4,777,431	$3,773,538	$6,475,452	$5,092,230
Net realized gain (loss) from investments		627,708	844,580	4,154,612	4,318,764	9,940,173	8,153,522
Net change in unrealized appreciation (depreciation) from affiliated investments		(230,116)	(207,023)	(5,814,177)	3,315,344	(17,589,070)	11,106,018
Net increase (decrease) in net assets from operations		2,064,036	1,962,583	3,117,866	11,407,646	(1,173,445)	24,351,770
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(238,044)	(63,176)	(965,983)	(391,602)	(1,530,132)	(574,237)
	Advisor Class	(3,825)	(3,078)	(8,227)	(3,547)	(22,469)	(5,423)
	Premier Class	(24,404)	(6,897)	(27,168)	(7,756)	(41,849)	(12,933)
	Retirement Class	(536,862)	(410,656)	(1,681,581)	(1,094,037)	(3,992,993)	(2,608,048)
	Retail Class	(1,627,790)	(1,342,452)	(6,154,708)	(4,407,180)	(8,960,970)	(6,065,520)
Total distributions		(2,430,925)	(1,826,259)	(8,837,667)	(5,904,122)	(14,548,413)	(9,266,161)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	8,464,960	3,064,623	17,290,896	17,648,887	27,000,420	16,229,611
	Advisor Class	5,906	—	286,400	61,050	1,019,310	—
	Premier Class	819,305	19,666	680,337	6,217	794,151	1,317,945
	Retirement Class	1,304,273	3,598,297	8,108,173	11,320,974	17,065,151	21,570,989
	Retail Class	5,997,187	10,230,702	18,895,798	38,501,315	31,694,071	48,694,284
Reinvestments of distributions:	Institutional Class	237,648	62,848	965,473	391,214	1,529,514	573,772
	Advisor Class	91	—	3,816	158	9,621	1,694
	Premier Class	16,788	688	17,301	368	29,826	4,233
	Retirement Class	536,492	410,356	1,681,102	1,093,679	3,992,408	2,607,618
	Retail Class	1,593,003	1,307,209	6,075,851	4,339,064	8,791,797	5,961,011
Redemptions:	Institutional Class	(3,524,657)	(1,053,013)	(8,447,622)	(5,100,291)	(11,843,326)	(3,703,397)
	Advisor Class	(5)	—	(84,811)	—	(470,936)	(8,204)
	Premier Class	(278,646)	—	(245,669)	(670)	(78,268)	(1,336,282)
	Retirement Class	(3,086,025)	(2,856,912)	(6,803,890)	(4,843,311)	(18,207,196)	(9,202,775)
	Retail Class	(9,534,359)	(9,216,581)	(26,016,453)	(23,634,150)	(29,173,482)	(25,584,652)
Net increase (decrease) from shareholder transactions		2,551,961	5,567,883	12,406,702	39,784,504	32,153,061	57,125,847
Net increase (decrease) in net assets		2,185,072	5,704,207	6,686,901	45,288,028	16,431,203	72,211,456
NET ASSETS
Beginning of period		71,154,382	65,450,175	224,342,454	179,054,426	332,252,644	260,041,188
End of period		$73,339,454	$71,154,382	$231,029,355	$224,342,454	$348,683,847	$332,252,644
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	775,100	273,044	1,406,250	1,412,977	1,945,077	1,156,401
	Advisor Class	548	—	24,080	4,846	75,343	—
	Premier Class	73,919	1,762	53,738	492	55,265	97,129
	Retirement Class	118,652	324,524	658,779	903,644	1,223,574	1,535,536
	Retail Class	549,122	919,186	1,527,812	3,073,181	2,293,306	3,471,729
Shares reinvested:	Institutional Class	22,166	5,672	81,307	31,316	117,960	41,048
	Advisor Class	9	—	320	12	736	121
	Premier Class	1,567	62	1,455	30	2,300	311
	Retirement Class	49,950	37,023	141,772	87,609	308,221	186,564
	Retail Class	148,366	117,923	512,754	347,609	679,479	426,476
Shares redeemed:	Institutional Class	(324,946)	(94,551)	(688,180)	(406,235)	(867,432)	(263,001)
	Advisor Class	(1)	—	(7,105)	—	(35,418)	(578)
	Premier Class	(25,055)	—	(19,596)	(53)	(5,588)	(97,335)
	Retirement Class	(282,427)	(257,104)	(557,650)	(385,874)	(1,333,886)	(653,313)
	Retail Class	(874,261)	(829,500)	(2,123,170)	(1,883,120)	(2,140,621)	(1,819,164)
Net increase (decrease) from shareholder transactions		232,709	498,041	1,012,566	3,186,434	2,318,316	4,081,924

36	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	37

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds ■ For the year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		May 31, 2019	May 31, 2018 [a]	May 31, 2019	May 31, 2018 [a]
OPERATIONS
Net investment income (loss)		$2,426,119	$1,738,618	$1,303,582	$833,418
Net realized gain (loss) from investments		6,293,514	4,477,249	6,430,664	3,597,013
Net change in unrealized appreciation (depreciation) from affiliated investments		(12,879,315)	7,859,969	(13,049,548)	7,020,274
Net increase (decrease) in net assets from operations		(4,159,682)	14,075,836	(5,315,302)	11,450,705
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(1,362,732)	(490,813)	(1,038,272)	(326,149)
	Advisor Class	(8,894)	(4,531)	(10,468)	(5,676)
	Premier Class	(75,496)	(11,380)	(17,817)	(13,479)
	Retirement Class	(1,985,863)	(1,230,267)	(2,013,498)	(1,328,844)
	Retail Class	(3,756,993)	(2,581,249)	(2,297,191)	(1,581,963)
Total distributions		(7,189,978)	(4,318,240)	(5,377,246)	(3,256,111)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	23,524,023	15,795,635	16,234,888	19,531,363
	Advisor Class	212,812	67,925	412,050	32,200
	Premier Class	1,605,288	4,513	11,582	11,996
	Retirement Class	6,835,481	15,893,797	5,105,678	18,865,035
	Retail Class	11,270,295	19,876,120	9,729,081	18,017,853
Reinvestments of distributions:	Institutional Class	1,362,196	490,419	1,037,474	325,526
	Advisor Class	3,377	498	4,508	1,008
	Premier Class	61,506	1,317	2,335	1,483
	Retirement Class	1,985,186	1,229,774	2,012,741	1,328,253
	Retail Class	3,721,279	2,558,848	2,276,963	1,570,343
Redemptions:	Institutional Class	(7,474,281)	(3,474,297)	(5,556,574)	(9,600,145)
	Advisor Class	(55,894)	(7,169)	(320,964)	—
	Premier Class	(334,903)	—	(5,839)	(37,716)
	Retirement Class	(10,718,759)	(5,193,746)	(7,420,990)	(5,045,114)
	Retail Class	(12,703,786)	(10,527,168)	(11,188,034)	(6,640,104)
Net increase (decrease) from shareholder transactions		19,293,820	36,716,466	12,334,899	38,361,981
Net increase (decrease) in net assets		7,944,160	46,474,062	1,642,351	46,556,575
NET ASSETS
Beginning of period		153,413,978	106,939,916	114,590,483	68,033,908
End of period		$161,358,138	$153,413,978	$116,232,834	$114,590,483
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,527,220	1,027,400	989,530	1,171,560
	Advisor Class	15,090	4,376	24,173	2,061
	Premier Class	100,579	289	710	721
	Retirement Class	451,272	1,032,043	312,119	1,140,802
	Retail Class	745,648	1,294,172	597,101	1,091,990
Shares reinvested:	Institutional Class	99,431	31,825	72,097	19,801
	Advisor Class	246	32	313	61
	Premier Class	4,486	85	161	90
	Retirement Class	145,222	80,011	140,163	80,991
	Retail Class	272,621	166,701	158,673	95,811
Shares redeemed:	Institutional Class	(493,632)	(222,515)	(334,261)	(577,995)
	Advisor Class	(4,089)	(460)	(20,857)	—
	Premier Class	(21,971)	—	(337)	(2,361)
	Retirement Class	(730,962)	(336,271)	(456,520)	(304,742)
	Retail Class	(844,628)	(684,603)	(694,210)	(401,228)
Net increase (decrease) from shareholder transactions		1,266,533	2,393,085	788,855	2,317,562
[a]	Prior period amounts have been conformed to current year presentation. See notes to financial statements, Note 1—organization and significant accounting policies for further details.
[b]	The composition and per share amounts of the Funds’ distributions are presented in the Financial highlights. The distribution information for the Funds as of its most recent tax year end is presented within the notes to the financial statements, Note 5—distributions to shareholders and other tax items.
[c]	For the fiscal year ended May 31, 2018, the distributions to shareholders were characterized as “From net investment income” and “From realized gains.” See notes to financial statements, Note 1—organization and significant accounting policies for further details.

38	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	39

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFESTYLE INCOME FUND
Institutional Class:	5/31/19		$11.08	$0.28		$0.05	$0.33	$(0.29)	$(0.10)	$(0.39)	$11.02	3.26%		$8,683		0.36%		0.10%		2.57%		29%
	5/31/18		11.04	0.24		0.13	0.37	(0.27)	(0.06)	(0.33)	11.08	3.25		3,498		0.36		0.10		2.19		19
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.72		1,455		0.39		0.10		2.03		18
	5/31/16		11.04	0.21		(0.12)	0.09	(0.25)	(0.11)	(0.36)	10.77	0.89		796		0.37		0.10		1.91		33
	5/31/15		11.00	0.19		0.17	0.36	(0.24)	(0.08)	(0.32)	11.04	3.34		1,923		0.35		0.10		1.69		13
Advisor Class:	5/31/19		11.07	0.28		0.06	0.34	(0.29)	(0.10)	(0.39)	11.02	3.24		110		0.37		0.13		2.53		29
	5/31/18		11.04	0.24		0.12	0.36	(0.27)	(0.06)	(0.33)	11.07	3.24		105		0.37		0.11		2.17		19
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.70		104		0.40		0.12		2.03		18
	5/31/16	‡	10.86	0.10		0.08	0.18	(0.16)	(0.11)	(0.27)	10.77	1.67	[b]	102		0.39	[c]	0.12	[c]	1.95	[c]	33
Premier Class:	5/31/19		11.09	0.27		0.04	0.31	(0.28)	(0.10)	(0.38)	11.02	3.02		810		0.51		0.25		2.44		29
	5/31/18		11.05	0.23		0.12	0.35	(0.25)	(0.06)	(0.31)	11.09	3.10		255		0.52		0.25		2.04		19
	5/31/17		10.77	0.21		0.37	0.58	(0.23)	(0.07)	(0.30)	11.05	5.46		234		0.55		0.25		1.89		18
	5/31/16		11.04	0.21		(0.13)	0.08	(0.24)	(0.11)	(0.35)	10.77	0.76		215		0.53		0.25		1.89		33
	5/31/15		11.00	0.17		0.18	0.35	(0.23)	(0.08)	(0.31)	11.04	3.18		1,217		0.50		0.25		1.54		13
Retirement Class:	5/31/19		11.06	0.25		0.06	0.31	(0.27)	(0.10)	(0.37)	11.00	2.92		15,504		0.60		0.35		2.29		29
	5/31/18		11.03	0.21		0.12	0.33	(0.24)	(0.06)	(0.30)	11.06	3.00		16,847		0.61		0.35		1.93		19
	5/31/17		10.76	0.20		0.37	0.57	(0.23)	(0.07)	(0.30)	11.03	5.44		15,646		0.64		0.35		1.80		18
	5/31/16		11.04	0.19		(0.13)	0.06	(0.23)	(0.11)	(0.34)	10.76	0.56		13,734		0.62		0.35		1.76		33
	5/31/15		11.00	0.16		0.18	0.34	(0.22)	(0.08)	(0.30)	11.04	3.09		15,469		0.59		0.35		1.46		13
Retail Class:	5/31/19		11.07	0.25		0.05	0.30	(0.26)	(0.10)	(0.36)	11.01	2.98		48,233		0.63		0.38		2.27		29
	5/31/18		11.03	0.21		0.13	0.34	(0.24)	(0.06)	(0.30)	11.07	2.97		50,449		0.63		0.37		1.91		19
	5/31/17		10.76	0.19		0.38	0.57	(0.23)	(0.07)	(0.30)	11.03	5.43		48,011		0.66		0.38		1.77		18
	5/31/16		11.04	0.19		(0.14)	0.05	(0.22)	(0.11)	(0.33)	10.76	0.52		37,209		0.65		0.38		1.75		33
	5/31/15		11.00	0.16		0.17	0.33	(0.21)	(0.08)	(0.29)	11.04	3.06		36,946		0.62		0.38		1.43		13

40	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	41

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFESTYLE CONSERVATIVE FUND
Institutional Class:	5/31/19		$12.58	$0.29		$(0.10)	$0.19	$(0.33)	$(0.18)	$(0.51)	$12.26	1.68%	$ 27,635		0.20%		0.10%		2.34%		24%
	5/31/18		12.22	0.26		0.49	0.75	(0.32)	(0.07)	(0.39)	12.58	6.17	18,299		0.25		0.10		2.05		13
	5/31/17		11.64	0.23		0.78	1.01	(0.28)	(0.15)	(0.43)	12.22	8.87	5,087		0.22		0.10		1.96		15
	5/31/16		12.13	0.22		(0.27)	(0.05)	(0.27)	(0.17)	(0.44)	11.64	(0.28)	2,749		0.23		0.10		1.88		26
	5/31/15		11.95	0.20		0.40	0.60	(0.31)	(0.11)	(0.42)	12.13	5.13	4,021		0.25		0.10		1.70		13
Advisor Class:	5/31/19		12.58	0.26		(0.08)	0.18	(0.32)	(0.18)	(0.50)	12.26	1.62	379		0.27		0.18		2.16		24
	5/31/18		12.23	0.25		0.48	0.73	(0.31)	(0.07)	(0.38)	12.58	6.07	172		0.22		0.12		2.00		13
	5/31/17		11.64	0.23		0.78	1.01	(0.27)	(0.15)	(0.42)	12.23	8.94	107		0.24		0.12		1.97		15
	5/31/16	‡	11.86	0.09		0.04	0.13	(0.18)	(0.17)	(0.35)	11.64	1.25 [b]	102		0.25	[c]	0.12	[c]	1.70	[c]	26
Premier Class:	5/31/19		12.59	0.27		(0.10)	0.17	(0.31)	(0.18)	(0.49)	12.27	1.62	699		0.35		0.25		2.17		24
	5/31/18		12.23	0.24		0.49	0.73	(0.30)	(0.07)	(0.37)	12.59	5.93	269		0.38		0.25		1.91		13
	5/31/17		11.63	0.22		0.77	0.99	(0.24)	(0.15)	(0.39)	12.23	8.77	256		0.39		0.25		1.84		15
	5/31/16		12.12	0.22		(0.29)	(0.07)	(0.25)	(0.17)	(0.42)	11.63	(0.43)	243		0.39		0.25		1.85		26
	5/31/15		11.95	0.19		0.38	0.57	(0.29)	(0.11)	(0.40)	12.12	4.88	1,341		0.41		0.25		1.57		13
Retirement Class:	5/31/19		12.57	0.26		(0.10)	0.16	(0.30)	(0.18)	(0.48)	12.25	1.51	44,397		0.44		0.35		2.08		24
	5/31/18		12.21	0.23		0.49	0.72	(0.29)	(0.07)	(0.36)	12.57	5.83	42,506		0.45		0.35		1.81		13
	5/31/17		11.62	0.20		0.79	0.99	(0.25)	(0.15)	(0.40)	12.21	8.70	33,907		0.47		0.35		1.71		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.53)	26,300		0.48		0.35		1.71		26
	5/31/15		11.94	0.18		0.38	0.56	(0.28)	(0.11)	(0.39)	12.11	4.79	22,852		0.50		0.35		1.47		13
Retail Class:	5/31/19		12.56	0.25		(0.10)	0.15	(0.29)	(0.18)	(0.47)	12.24	1.41	157,919		0.46		0.37		2.06		24
	5/31/18		12.20	0.22		0.49	0.71	(0.28)	(0.07)	(0.35)	12.56	5.90	163,097		0.47		0.37		1.79		13
	5/31/17		11.62	0.20		0.77	0.97	(0.24)	(0.15)	(0.39)	12.20	8.59	139,697		0.49		0.37		1.70		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.56)	103,657		0.51		0.38		1.71		26
	5/31/15		11.94	0.17		0.39	0.56	(0.28)	(0.11)	(0.39)	12.11	4.77	86,146		0.52		0.38		1.45		13

42	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	43

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFESTYLE MODERATE FUND
Institutional Class:	5/31/19		$14.18	$0.29		$(0.30)	$(0.01)	$(0.36)	$(0.26)	$(0.62)	$13.55	0.14%	$ 39,367		0.17%		0.10%		2.16%		23%
	5/31/18		13.44	0.26		0.94	1.20	(0.37)	(0.09)	(0.46)	14.18	9.04	24,246		0.18		0.10		1.88		10
	5/31/17		12.48	0.27		1.21	1.48	(0.30)	(0.22)	(0.52)	13.44	12.19	10,416		0.19		0.10		2.10		19
	5/31/16		13.25	0.21		(0.42)	(0.21)	(0.29)	(0.27)	(0.56)	12.48	(1.45)	1,779		0.21		0.10		1.67		17
	5/31/15		12.93	0.23		0.63	0.86	(0.38)	(0.16)	(0.54)	13.25	6.81	2,670		0.23		0.10		1.78		13
Advisor Class:	5/31/19		14.18	0.28		(0.29)	(0.01)	(0.36)	(0.26)	(0.62)	13.55	0.09	707		0.23		0.16		2.02		23
	5/31/18		13.44	0.26		0.93	1.19	(0.36)	(0.09)	(0.45)	14.18	8.96	163		0.26		0.18		1.86		10
	5/31/17		12.48	0.24		1.23	1.47	(0.29)	(0.22)	(0.51)	13.44	12.15	161		0.23		0.14		1.85		19
	5/31/16	‡	12.88	0.08		—	0.08	(0.21)	(0.27)	(0.48)	12.48	0.76 [b]	102		0.23	[c]	0.13	[c]	1.44	[c]	17
Premier Class:	5/31/19		14.21	0.28		(0.30)	(0.02)	(0.35)	(0.26)	(0.61)	13.58	0.01	1,001		0.32		0.25		2.06		23
	5/31/18		13.47	0.21		0.96	1.17	(0.34)	(0.09)	(0.43)	14.21	8.79	310		0.34		0.25		1.53		10
	5/31/17		12.48	0.23		1.24	1.47	(0.26)	(0.22)	(0.48)	13.47	12.10	292		0.36		0.25		1.79		19
	5/31/16		13.25	0.23		(0.46)	(0.23)	(0.27)	(0.27)	(0.54)	12.48	(1.59)	250		0.36		0.25		1.81		17
	5/31/15		12.93	0.21		0.63	0.84	(0.36)	(0.16)	(0.52)	13.25	6.65	1,468		0.38		0.25		1.59		13
Retirement Class:	5/31/19		14.17	0.26		(0.31)	(0.05)	(0.33)	(0.26)	(0.59)	13.53	(0.11)	92,295		0.42		0.35		1.87		23
	5/31/18		13.43	0.23		0.94	1.17	(0.34)	(0.09)	(0.43)	14.17	8.70	93,842		0.43		0.35		1.68		10
	5/31/17		12.46	0.22		1.23	1.45	(0.26)	(0.22)	(0.48)	13.43	12.00	74,577		0.44		0.35		1.69		19
	5/31/16		13.24	0.21		(0.46)	(0.25)	(0.26)	(0.27)	(0.53)	12.46	(1.77)	54,776		0.46		0.35		1.67		17
	5/31/15		12.92	0.20		0.63	0.83	(0.35)	(0.16)	(0.51)	13.24	6.56	39,886		0.47		0.35		1.52		13
Retail Class:	5/31/19		14.16	0.25		(0.30)	(0.05)	(0.33)	(0.26)	(0.59)	13.52	(0.20)	215,314		0.43		0.37		1.85		23
	5/31/18		13.42	0.23		0.93	1.16	(0.33)	(0.09)	(0.42)	14.16	8.76	213,691		0.44		0.37		1.67		10
	5/31/17		12.46	0.21		1.23	1.44	(0.26)	(0.22)	(0.48)	13.42	11.90	174,595		0.47		0.37		1.64		19
	5/31/16		13.23	0.20		(0.45)	(0.25)	(0.25)	(0.27)	(0.52)	12.46	(1.73)	131,501		0.48		0.38		1.65		17
	5/31/15		12.92	0.19		0.63	0.82	(0.35)	(0.16)	(0.51)	13.23	6.46	107,332		0.50		0.38		1.48		13

44	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	45

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFESTYLE GROWTH FUND
Institutional Class:	5/31/19		$15.75	$0.26		$(0.63)	$(0.37)	$(0.36)	$(0.36)	$(0.72)	$14.66	(2.07)%	$33,809		0.23%		0.10%		1.76%		29%
	5/31/18		14.53	0.25		1.49	1.74	(0.42)	(0.10)	(0.52)	15.75	12.02	18,485		0.24		0.10		1.59		18
	5/31/17		13.09	0.19		1.76	1.95	(0.17)	(0.34)	(0.51)	14.53	15.24	4,899		0.29		0.10		1.36		22
	5/31/16		14.19	0.20		(0.64)	(0.44)	(0.25)	(0.41)	(0.66)	13.09	(2.96)	1,887		0.29		0.10		1.55		35
	5/31/15		13.75	0.20		0.86	1.06	(0.38)	(0.24)	(0.62)	14.19	7.92	2,083		0.31		0.10		1.47		14
Advisor Class:	5/31/19		15.74	0.22		(0.60)	(0.38)	(0.35)	(0.36)	(0.71)	14.65	(2.13)	346		0.29		0.17		1.45		29
	5/31/18		14.52	0.22		1.52	1.74	(0.42)	(0.10)	(0.52)	15.74	12.03	195		0.31		0.17		1.41		18
	5/31/17		13.09	0.22		1.72	1.94	(0.17)	(0.34)	(0.51)	14.52	15.12	123		0.32		0.14		1.60		22
	5/31/16	‡	13.79	0.05		(0.09)	(0.04)	(0.25)	(0.41)	(0.66)	13.09	(0.16)[b]	102		0.31	[c]	0.13	[c]	0.87	[c]	35
Premier Class:	5/31/19		15.75	0.24		(0.64)	(0.40)	(0.34)	(0.36)	(0.70)	14.65	(2.24)	1,553		0.38		0.25		1.63		29
	5/31/18		14.53	0.22		1.51	1.73	(0.41)	(0.10)	(0.51)	15.75	11.93	361		0.42		0.25		1.39		18
	5/31/17		13.07	0.20		1.72	1.92	(0.12)	(0.34)	(0.46)	14.53	15.01	327		0.46		0.25		1.46		22
	5/31/16		14.18	0.20		(0.67)	(0.47)	(0.23)	(0.41)	(0.64)	13.07	(3.19)	267		0.44		0.25		1.47		35
	5/31/15		13.74	0.18		0.86	1.04	(0.36)	(0.24)	(0.60)	14.18	7.77	1,585		0.46		0.25		1.31		14
Retirement Class:	5/31/19		15.69	0.23		(0.64)	(0.41)	(0.32)	(0.36)	(0.68)	14.60	(2.34)	40,228		0.47		0.35		1.52		29
	5/31/18		14.48	0.19		1.52	1.71	(0.40)	(0.10)	(0.50)	15.69	11.83	45,329		0.49		0.35		1.26		18
	5/31/17		13.06	0.18		1.72	1.90	(0.14)	(0.34)	(0.48)	14.48	14.86	30,614		0.54		0.35		1.33		22
	5/31/16		14.15	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.06	(3.18)	23,506		0.54		0.35		1.24		35
	5/31/15		13.72	0.17		0.85	1.02	(0.35)	(0.24)	(0.59)	14.15	7.62	24,527		0.55		0.35		1.20		14
Retail Class:	5/31/19		15.67	0.22		(0.64)	(0.42)	(0.31)	(0.36)	(0.67)	14.58	(2.32)	85,422		0.50		0.38		1.44		29
	5/31/18		14.46	0.19		1.51	1.70	(0.39)	(0.10)	(0.49)	15.67	11.73	89,044		0.52		0.38		1.25		18
	5/31/17		13.04	0.18		1.71	1.89	(0.13)	(0.34)	(0.47)	14.46	14.83	70,977		0.58		0.39		1.30		22
	5/31/16		14.13	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.04	(3.19)	52,668		0.58		0.40		1.23		35
	5/31/15		13.70	0.16		0.86	1.02	(0.35)	(0.24)	(0.59)	14.13	7.61	50,390		0.59		0.39		1.18		14

46	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	47

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	5/31/19		$16.95	$0.23		$(0.98)	$(0.75)	$(0.37)	$(0.43)	$(0.80)	$15.40	(4.11)%	$25,052		0.28%		0.10%		1.42%		24%
	5/31/18		15.28	0.18		2.12	2.30	(0.44)	(0.19)	(0.63)	16.95	15.14	15,252		0.30		0.10		1.09		38
	5/31/17		13.47	0.16		2.21	2.37	(0.12)	(0.44)	(0.56)	15.28	18.09	4,376		0.40		0.10		1.13		20
	5/31/16		15.14	0.10		(0.82)	(0.72)	(0.20)	(0.75)	(0.95)	13.47	(4.53)	2,755		0.41		0.10		0.75		41
	5/31/15		14.60	0.17		1.12	1.29	(0.40)	(0.35)	(0.75)	15.14	9.13	3,094		0.35		0.10		1.18		14
Advisor Class:	5/31/19		16.94	0.18		(0.93)	(0.75)	(0.36)	(0.43)	(0.79)	15.40	(4.10)	205		0.30		0.14		1.08		24
	5/31/18		15.28	0.19		2.09	2.28	(0.43)	(0.19)	(0.62)	16.94	15.04	164		0.35		0.15		1.14		38
	5/31/17		13.47	0.18		2.19	2.37	(0.12)	(0.44)	(0.56)	15.28	18.07	115		0.41		0.12		1.27		20
	5/31/16	‡	14.63	0.02		(0.23)	(0.21)	(0.20)	(0.75)	(0.95)	13.47	(1.21)[b]	102		0.43	[c]	0.12	[c]	0.26	[c]	41
Premier Class:	5/31/19		16.99	0.20		(0.99)	(0.79)	(0.34)	(0.43)	(0.77)	15.43	(4.31)	363		0.43		0.25		1.22		24
	5/31/18		15.32	0.17		2.10	2.27	(0.41)	(0.19)	(0.60)	16.99	14.93	390		0.46		0.25		1.01		38
	5/31/17		13.47	0.15		2.21	2.36	(0.07)	(0.44)	(0.51)	15.32	17.95	375		0.56		0.25		1.08		20
	5/31/16		15.12	0.15		(0.87)	(0.72)	(0.18)	(0.75)	(0.93)	13.47	(4.55)	269		0.56		0.25		1.11		41
	5/31/15		14.59	0.15		1.11	1.26	(0.38)	(0.35)	(0.73)	15.12	8.92	1,699		0.50		0.25		1.01		14
Retirement Class:	5/31/19		16.89	0.18		(0.96)	(0.78)	(0.33)	(0.43)	(0.76)	15.35	(4.33)	42,107		0.52		0.35		1.09		24
	5/31/18		15.24	0.15		2.09	2.24	(0.40)	(0.19)	(0.59)	16.89	14.82	46,425		0.55		0.35		0.90		38
	5/31/17		13.44	0.13		2.20	2.33	(0.09)	(0.44)	(0.53)	15.24	17.79	27,905		0.65		0.35		0.95		20
	5/31/16		15.10	0.11		(0.86)	(0.75)	(0.16)	(0.75)	(0.91)	13.44	(4.77)	17,752		0.66		0.35		0.81		41
	5/31/15		14.56	0.13		1.12	1.25	(0.36)	(0.35)	(0.71)	15.10	8.89	21,900		0.59		0.35		0.89		14
Retail Class:	5/31/19		16.88	0.17		(0.97)	(0.80)	(0.32)	(0.43)	(0.75)	15.33	(4.45)	48,507		0.57		0.40		1.04		24
	5/31/18		15.22	0.14		2.10	2.24	(0.39)	(0.19)	(0.58)	16.88	14.84	52,360		0.60		0.41		0.85		38
	5/31/17		13.43	0.13		2.18	2.31	(0.08)	(0.44)	(0.52)	15.22	17.64	35,262		0.72		0.42		0.91		20
	5/31/16		15.08	0.10		(0.85)	(0.75)	(0.15)	(0.75)	(0.90)	13.43	(4.78)	24,905		0.74		0.43		0.76		41
	5/31/15		14.55	0.13		1.10	1.23	(0.35)	(0.35)	(0.70)	15.08	8.79	28,349		0.66		0.42		0.87		14

‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

48	2019 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	49

Notes to financial statements

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and

50	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2019, permanent book and tax differences resulting primarily from the utilization of equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement as of November 30, 2018. This implementation did not

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	51

Notes to financial statements

have a material impact on the Funds’ financial statements and various filings. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Forms N-CEN and N-PORT have been implemented and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule have been implemented and did not have a material impact on the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant or outdated in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. This final rule was effective for filings after November 5, 2018. Management has implemented the above changes for the current reporting period. In addition, certain amounts within each Fund’s Statement of changes in net assets for the prior fiscal period have been modified to conform to the current year’s presentation of distributable earnings. This change did not impact the total amount of distributable earnings from the prior period.

52	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

The Funds’ distributions from the prior fiscal period were paid from net investment income and realized gains as indicated in the following table:

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(52,938)	$(319,280)	$(458,099)	$(399,829)	$(227,918)
Advisor Class	(2,535)	(2,913)	(4,292)	(3,677)	(3,954)
Premier Class	(5,612)	(6,242)	(10,884)	(9,180)	(9,258)
Retirement Class	(333,249)	(871,812)	(2,035,108)	(987,326)	(906,499)
Retail Class	(1,081,659)	(3,505,749)	(4,719,845)	(2,064,532)	(1,071,298)
From realized gains:
Institutional Class	(10,238)	(72,322)	(116,138)	(90,984)	(98,231)
Advisor Class	(543)	(634)	(1,131)	(854)	(1,722)
Premier Class	(1,285)	(1,514)	(2,049)	(2,200)	(4,221)
Retirement Class	(77,407)	(222,225)	(572,940)	(242,941)	(422,345)
Retail Class	(260,793)	(901,431)	(1,345,675)	(516,717)	(510,665)
Total distributions	$(1,826,259)	$(5,904,122)	$(9,266,161)	$(4,318,240)	$(3,256,111)

For the prior fiscal period, the following Undistributed net investment income (loss) included in net assets were disclosed:

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
Undistributed net investment income (loss) included in net assets	$211,975	$507,762	$499,326	$205,076	$(40,542)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	53

Notes to financial statements

judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of May 31, 2019, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Premier Class and the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Advisor Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with the approval of the Board.

54	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Effective May 1, 2019, Advisors has agreed to implement a voluntary waiver reducing the Retirement Class expense cap for the Lifestyle Conservative Fund to 0.33%. Prior to May 1, 2019, the expense cap was 0.35%. The waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2019, there were no transactions with affiliated entities.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/19
Lifestyle Income Fund
TIAA-CREF Funds:
Bond	$14,209	$2,925	$3,475	$(88)	$529	$466	$14,100
Bond Plus	12,727	3,960	2,291	(44)	469	463	14,821
Emerging Markets Equity	965	857	756	(2)	(70)	6	953
Growth & Income	2,204	804	639	161	(149)	27	2,223
International Equity	1,109	555	268	6	(236)	24	1,116
International Opportunities	906	314	218	(11)	(65)	12	926
Large-Cap Growth	2,602	1,019	968	332	(219)	13	2,504
Large-Cap Value	2,332	1,140	701	149	(299)	47	2,410
Quant International Equity	1,476	790	1,114	(37)	(139)	32	934
Quant International Small-Cap Equity	606	213	104	1	(122)	17	578
Quant Large-Cap Growth	1,115	1,188	617	89	(57)	10	1,654
Quant Large-Cap Value	1,018	392	1,140	(11)	(51)	21	186
Quant Small-Cap Equity	585	1,192	1,326	105	(115)	6	324
Quant Small/Mid-Cap Equity	470	159	158	47	(51)	3	425
Short-Term Bond	28,741	7,124	6,012	(63)	345	770	30,135
	$71,065	$22,632	$19,787	$634	$(230)	$1,917	$73,289

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	55

Notes to financial statements

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/19
Lifestyle Conservative Fund
TIAA-CREF Funds:
Bond	$22,405	$4,166	$6,016	$(206)	$883	$726	$21,232
Bond Plus	62,517	15,023	8,922	(338)	2,307	2,234	70,587
Emerging Markets Equity	5,181	3,596	2,263	(54)	(443)	30	5,807
Growth & Income	13,889	3,902	2,732	946	(912)	173	14,097
International Equity	6,970	2,859	955	111	(1,588)	155	7,080
International Opportunities	5,733	1,569	935	(62)	(440)	74	5,865
Large-Cap Growth	16,373	5,089	4,617	1,910	(1,252)	84	15,861
Large-Cap Value	14,670	5,912	2,998	1,000	(1,990)	293	15,265
Quant International Equity	7,515	2,785	3,233	(168)	(721)	195	5,925
Quant International Small-Cap Equity	3,811	1,055	325	21	(793)	105	3,665
Quant Large-Cap Growth	6,572	4,045	2,180	456	(310)	66	8,177
Quant Large-Cap Value	5,965	1,490	3,557	(71)	(233)	134	3,457
Quant Small-Cap Equity	3,673	4,452	5,259	455	(571)	30	2,140
Quant Small/Mid-Cap Equity	2,960	779	750	277	(311)	21	2,690
Short-Term Bond	45,866	12,040	9,322	(115)	560	1,226	49,029
	$224,100	$68,762	$54,064	$4,162	$(5,814)	$5,546	$230,877
Lifestyle Moderate Fund
TIAA-CREF Funds:
Bond Plus	$127,212	$36,700	$24,538	$(844)	$4,763	$4,555	$143,293
Emerging Markets Equity	10,851	6,468	3,500	(30)	(1,039)	62	12,309
Growth & Income	30,837	8,218	4,505	2,073	(2,183)	391	32,174
International Equity	15,458	6,096	1,334	403	(3,795)	350	16,111
International Opportunities	12,708	3,133	1,229	(110)	(1,083)	167	13,419
Large-Cap Growth	36,350	10,299	8,004	4,061	(2,774)	192	36,179
Large-Cap Value	32,569	12,766	5,032	2,368	(4,797)	666	34,850
Quant International Equity	15,364	5,399	4,761	(184)	(1,714)	443	13,527
Quant International Small-Cap Equity	8,449	2,620	688	61	(1,843)	237	8,364
Quant Large-Cap Growth	14,275	7,148	3,731	949	(716)	149	17,006
Quant Large-Cap Value	12,919	3,293	5,601	(88)	(596)	305	9,616
Quant Small-Cap Equity	8,158	7,414	8,225	707	(1,091)	64	5,673
Quant Small/Mid-Cap Equity	6,578	1,755	1,477	600	(721)	48	6,132
	$331,728	$111,309	$72,625	$9,966	$(17,589)	$7,629	$348,653

56	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/19
Lifestyle Growth Fund
TIAA-CREF Funds:
Bond Plus	$28,054	$12,552	$8,011	$(270)	$1,201	$1,039	$33,526
Emerging Markets Equity	6,463	4,133	2,320	(44)	(593)	37	7,376
Growth & Income	18,952	5,417	2,783	1,259	(1,397)	241	20,042
International Equity	9,504	4,255	1,102	199	(2,344)	218	10,066
International Opportunities	7,811	2,389	1,048	(79)	(689)	104	8,384
Large-Cap Growth	22,361	7,491	5,674	2,554	(1,822)	119	22,579
Large-Cap Value	20,020	8,351	3,187	1,463	(3,034)	414	21,733
Quant International Equity	9,049	3,446	2,548	(43)	(1,105)	273	8,444
Quant International Small-Cap Equity	5,196	1,864	575	7	(1,128)	147	5,218
Quant Large-Cap Growth	8,669	4,090	2,231	581	(468)	92	10,071
Quant Large-Cap Value	7,837	2,244	2,906	(32)	(399)	189	6,551
Quant Small-Cap Equity	5,017	4,022	4,202	368	(652)	38	3,779
Quant Small/Mid-Cap Equity	4,042	1,358	1,112	363	(449)	30	3,827
	$152,975	$61,612	$37,699	$6,326	$(12,879)	$2,941	$161,596
Lifestyle Aggressive Growth Fund
TIAA-CREF Funds:
Emerging Markets Equity	$5,505	$3,633	$1,806	$(80)	$(460)	$29	$6,588
Growth & Income	17,674	3,950	2,099	1,276	(1,384)	223	18,170
International Equity	8,899	3,769	1,226	127	(2,082)	195	9,089
International Opportunities	7,315	2,054	1,036	(98)	(619)	93	7,616
Large-Cap Growth	20,862	5,467	4,452	2,413	(1,758)	105	20,470
Large-Cap Value	18,701	6,721	2,636	1,469	(2,873)	367	19,717
Quant International Equity	7,328	3,125	1,526	30	(979)	240	7,665
Quant International Small-Cap Equity	4,863	1,561	531	2	(1,032)	132	4,732
Quant Large-Cap Growth	7,796	3,386	2,002	577	(431)	80	8,836
Quant Large-Cap Value	7,020	2,078	2,374	33	(372)	163	6,219
Quant Small-Cap Equity	4,693	2,947	3,121	338	(619)	33	3,561
Quant Small/Mid-Cap Equity	3,776	939	832	360	(441)	26	3,471
	$114,432	$39,630	$23,641	$6,447	$(13,050)	$1,686	$116,134

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	57

Notes to financial statements

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifestyle Income	$72,263	$1,098	$(72)	$1,026
Lifestyle Conservative	226,130	5,748	(1,001)	4,747
Lifestyle Moderate	340,112	12,301	(3,760)	8,541
Lifestyle Growth	157,371	6,687	(2,462)	4,225
Lifestyle Aggressive Growth	113,832	4,824	(2,522)	2,302

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2019 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifestyle Income	$24,048	$21,196
Lifestyle Conservative	70,084	55,378
Lifestyle Moderate	116,090	77,381
Lifestyle Growth	70,601	46,655
Lifestyle Aggressive Growth	43,884	27,879

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2019 and May 31, 2018 was as follows:

	5/31/2019			5/31/2018
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$1,757,952	$672,973	$2,430,925	$1,480,445	$345,814	$1,826,259
Lifestyle Conservative	5,491,049	3,346,618	8,837,667	4,769,177	1,134,945	5,904,122
Lifestyle Moderate	8,230,943	6,317,470	14,548,413	7,373,208	1,892,953	9,266,161
Lifestyle Growth	3,438,763	3,751,215	7,189,978	3,464,544	853,696	4,318,240
Lifestyle Aggressive Growth	2,334,636	3,042,610	5,377,246	2,221,964	1,034,147	3,256,111

58	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

As of May 31, 2019, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Late-year loss deferrals	Total
Lifestyle Income	$255,792	$598,032	$1,025,888		$—	$1,879,712
Lifestyle Conservative	599,296	3,977,180	4,746,873		—	9,323,349
Lifestyle Moderate	594,155	9,668,081	8,540,291		—	18,802,527
Lifestyle Growth	304,747	6,123,298	4,224,625		—	10,652,670
Lifestyle Aggressive Growth	—	5,949,097	2,301,794		(98,966)	8,151,925

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended May 31, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2019, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	59

Notes to financial statements	concluded

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 9—subsequent event

Effective June 18, 2019, the line of credit that each fund participates in will be reduced to $1 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 16, 2020.

60	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Lifestyle Income Fund, TIAA-CREF Lifestyle Conservative Fund, TIAA-CREF Lifestyle Moderate Fund, TIAA-CREF Lifestyle Growth Fund, and TIAA-CREF Lifestyle Aggressive Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the TIAA-CREF Lifestyle Income Fund, TIAA-CREF Lifestyle Conservative Fund, TIAA-CREF Lifestyle Moderate Fund, TIAA-CREF Lifestyle Growth Fund, and TIAA-CREF Lifestyle Aggressive Growth Fund (five of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2019, the related statements of operations for the year ended May 31, 2019, the statements of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2019, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	61

Report of independent registered public accounting firm	concluded

confirmation of securities owned as of May 31, 2019 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 18, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

62	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Important tax information (unaudited)

For the year ended May 31, 2019, the Lifestyle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long term capital gains
Lifestyle Income	$672,973
Lifestyle Conservative	3,559,235
Lifestyle Moderate	6,870,805
Lifestyle Growth	4,125,607
Lifestyle Aggressive Growth	3,343,125

For the year ended May 31, 2019, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifestyle Income	12.44%
Lifestyle Conservative	24.83
Lifestyle Moderate	37.60
Lifestyle Growth	54.08
Lifestyle Aggressive Growth	72.21

For the year ended May 31, 2019, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifestyle Income	7.61%
Lifestyle Conservative	15.20
Lifestyle Moderate	23.01
Lifestyle Growth	33.08
Lifestyle Aggressive Growth	43.92

For the year ended May 31, 2019, the Lifestyle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifestyle Income	$74,687	$0.01134
Lifestyle Conservative	459,648	0.02496
Lifestyle Moderate	1,038,780	0.04175
Lifestyle Growth	642,075	0.06075
Lifestyle Aggressive Growth	566,941	0.08017

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	63

Important tax information (unaudited)	concluded

For the year ended May 31, 2019, the Lifestyle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifestyle Income	$14,146	$0.00215
Lifestyle Conservative	82,951	0.00450
Lifestyle Moderate	183,926	0.00739
Lifestyle Growth	112,738	0.01067
Lifestyle Aggressive Growth	96,638	0.01367

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2019, which will be reported in conjunction with your 2019 Form 1099-DIV.

By early 2020, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

64	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2019

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance of the Federal Home Loan Banks; Director, Avant, LLC.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director of Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	65

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2019

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since 2017.	Advisory Director (2010–2011), Partner (2004–2010) and Managing Director (1999–2004), and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); and Head (2006–2008), and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT. President and Chief Executive Officer (since 2008), and Program Director (1990– 2008), National Bureau of Economic Research.	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

66	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair of Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin.	89	Member of the Board of Governors of the Investment Company Institute and the Governing Council of Independent Directors Council (an association for mutual fund directors); Investment Advisory Committee Member, Employees Retirement System of Texas.

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	67

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2019

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments.

68	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, President and Chief Investment Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments and Senior Managing Director, President, Global Investments, TIAA.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President, Chief Legal Officer, TIAA and the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, Deputy General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head of Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds, and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	69

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifestyle Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the TIAA-CREF Lifestyle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and

70	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Retail Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2019, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	71

Approval of investment management agreement (unaudited)

copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

Prior to the March 28, 2019 meeting, the Board met informally to review and discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 2019 meeting, the Trustees were given the opportunity to and did ask additional questions and they reviewed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the general session meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account

72	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 28, 2019, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	73

Approval of investment management agreement (unaudited)

operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2018. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also acknowledged certain fee waivers and reimbursements of expense above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the expenses of the Funds. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2018. The Board also considered that, in the aggregate, Advisors had generated indirect earnings with respect to the Funds’ investment in Underlying Funds also managed by Advisors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered other inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of

74	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board recognized that because Advisors operated each Fund at a loss, there had been little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Life Balanced Fund, with an annual management fee rate of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle and Lifecycle Index Funds, which have a different expense structure where both the fund of fund fees and the underlying fund fees are charged to the fund of funds directly. The Board also reviewed the performance of these other funds of funds while reviewing the performance of the Funds.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	75

Approval of investment management agreement (unaudited)

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Retail Class shares of each Fund. Because the Retail Class generally has higher non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Retail Class. All time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2018 under the Agreement.

Lifestyle Aggressive Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), while the Fund’s actual management fee rate and contractual fee rate ranked 1 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual fee rate were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 5th, 2nd and 2nd quintiles of both the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) and the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

76	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Lifestyle Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate and contractual fee rate ranked 1 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 5th, 3rd and 2nd quintiles of its Performance Group, while it was in the 5th, 2nd and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifestyle Moderate Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio and actual management fee were each in the 1st quintile of its Expense Group. With respect to its contractual management fee rate, the Fund ranked 1 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 4th, 1st and 1st quintiles of its Performance Group, while it was in the 4th, 2nd and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	77

Approval of investment management agreement (unaudited)	concluded

Lifestyle Conservative Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate and its contractual management fee rate ranked 1 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 5th, 1st and 1st quintiles of its Performance Group, while it was in the 4th, 2nd and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Lifestyle Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while both the Fund’s actual management fee rate and contractual fee rate ranked 1 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st, 3rd and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 4th and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

78	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Morningstar Index

©2019 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither

TIAA-CREF Lifestyle Funds ■ 2019 Annual Report	79

Additional information about index providers (unaudited)	concluded

Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

80	2019 Annual Report ■ TIAA-CREF Lifestyle Funds

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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730 Third Avenue New York, NY 10017-3206

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854248	A13442 (7/19)

TIAA-CREF Funds	May 31, 2019

TIAA-CREF

Managed Allocation Fund

The annual report contains the audited financial statements.

Fund name	Institutional Class	Retirement Class	Retail Class
Managed Allocation Fund	TIMIX	TITRX	TIMRX

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about the Managed Allocation Fund and describes the Fund’s results for the twelve months ended May 31, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The Fund performance section compares the Fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Fund had investments as of May 31, 2019.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	3

Letter to investors

Global financial markets produced mixed results during the twelve months ended May 31, 2019. U.S. equities posted modest gains amid a healthy domestic economy and an uptick in market volatility. Foreign stocks declined, with emerging markets faring worse than developed international markets. By comparison, U.S. fixed-income markets achieved solid gains as bond prices rallied despite three increases to the federal funds target rate. These market conditions were reflected in the performance of the TIAA-CREF Managed Allocation Fund by way of its investments in various asset classes through underlying TIAA-CREF Funds.

•	The Fund’s Institutional Class gained 0.4%, trailing the 2.6% return of its composite benchmark.
•	Relative underperformance of the Fund’s underlying mutual funds, within foreign and U.S. equities, detracted from results.
•	Despite trailing its benchmark for the twelve-month period, results continued to support the solid performance of the TIAA-CREF Managed Allocation Fund over longer periods of time.

Mixed results for stock prices around the world

U.S. equity markets achieved gains during the twelve months, despite a sharp downturn at the end of 2018. The broad stock market, as represented by the Russell 3000® Index, gained 2.5%. The U.S. economy continued to grow at a moderate pace during the period, buoyed by the lowest unemployment rate in nearly 50 years, a generally stable inflation rate and strong consumer confidence. Against this backdrop, the Federal Reserve raised the federal funds target rate three times during the period—in June, September and December of 2018—pushing the key short-term interest-rate measure to 2.25%–2.50%.

Stock prices in most foreign markets declined. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –7.1% in U.S.-dollar terms. Tensions weighed on foreign markets, including the unresolved trade conflict between the United States and China, concerns about a slowdown in global growth, and geopolitical risks, such as the United Kingdom’s controversial split from the European Union (Brexit).

U.S. investment-grade bonds performed well in spite of the Fed’s rate hikes. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 6.4% for the period.

4	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

Brad Finkle

Look to lessons of the past

Increased stock market volatility over the past twelve months reminds us that, despite what one might hear or read in the financial media, no one can predict the future with any accuracy.

Rather than trying to time your investments based on what you think may happen in the future, consider using what has happened in the past as your guide. History has shown that even during periodic downturns, investors who avoided jumping in and out of the markets have often received more consistent investment results over the long term. Please keep in mind that past performance cannot guarantee future results. The TIAA-CREF Managed Allocation Fund uses a dynamic diversification strategy that is designed to help mitigate the effects of market volatility, keeping you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses.

We are always ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Managed Allocation Fund. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle
Brad Finkle
Chief Operating Officer, Nuveen
President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 14 of this report. You can obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT or Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

About the Fund’s benchmarks

Composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the Fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Broad market index

The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indices and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-asset class exposure and a similar risk profile as the Fund.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2018–May 31, 2019).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended May 31, 2019

Managed Allocation Fund	Beginning account value (12/1/18)	Ending account value (5/31/19)	Expenses paid during period (12/1/18–5/31/19	* )	Effective expenses paid during period (12/1/18–5/31/19	† )
Actual return
Institutional Class	$1,000.00	$1,034.06	$0.00		$1.98
Retirement Class	1,000.00	1,032.77	1.27		3.24
Retail Class	1,000.00	1,032.62	1.27		3.24

5% annual hypothetical return
Institutional Class	1,000.00	1,024.93	0.00		1.97
Retirement Class	1,000.00	1,023.68	1.26		3.23
Retail Class	1,000.00	1,023.68	1.26		3.23
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2019. The Fund’s annualized six-month expense ratios for that period were 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the Fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the Fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.39% for the Institutional Class, 0.64% for the Retirement Class and 0.64% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	9

Managed Allocation Fund

Performance for the twelve months ended May 31, 2019

The Managed Allocation Fund returned 0.40% for the Institutional Class, compared with the 2.62% return of its benchmark, the Managed Allocation Fund Composite Index. The performance table shows returns for all share classes of the Fund.

U.S. economy continued to grow, pushing domestic stocks and bonds higher

The U.S. economic expansion continued over the twelve-month period while the unemployment rate touched its lowest level in nearly a half century and inflation remained modest. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 3.4% and 2.2% in the third and fourth quarters of 2018, respectively. GDP growth accelerated to a rate of 3.1% in the first quarter of 2019, according to the government’s “second” estimate. Unemployment remained at 3.6% in May, its lowest rate since December 1969. Core inflation, which includes all items except food and energy, rose 2.0% for the twelve months ended May 31, 2019. The price of West Texas Intermediate crude oil declined from nearly $66 per barrel on June 1, 2018, to just over $53 per barrel on May 31, 2019.

The Federal Reserve raised the federal funds target rate three times during the period—in June, September and December 2018—boosting the key short-term interest-rate measure to 2.25%–2.50%. However, amid growing concerns for continued economic expansion, the Fed announced in early January that it would take a “patient” approach to further rate increases.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 2.50%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned –7.14% in U.S.-dollar terms.

U.S. investment-grade bonds performed well amid a decline in long-term rates and an increase in short-term rates. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 6.40% during the period.

10	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

Fixed-income funds posted strongest gains

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The Fund does this by investing in various underlying TIAA-CREF Funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the twelve months, the fixed-income sector contributed most to the Fund’s absolute return—that is, without regard to the performance of its composite benchmark. Within the category, the Bond Plus Fund posted solid gains. U.S. stock funds produced mixed results, including modest gains in the Large-Cap Growth Fund and the Quant Large-Cap Growth Fund. All foreign equity funds lost ground, with the International Equity Fund suffering the largest loss. (All fund returns are for the Institutional Class.)

Stock funds hampered relative performance

For the period, the Fund underperformed its composite benchmark due to the relative weakness of underlying funds investing in domestic and international equities. The Large-Cap Value Fund, the International Equity Fund and the Growth & Income Fund were the largest detractors from relative performance.

Among other funds in the U.S. equity sector, the Quant Large-Cap Growth Fund and the Quant Large-Cap Value Fund also diminished the Fund’s relative return. However, this negative impact was partly offset by the relative outperformance of the Quant Small-Cap Equity Fund and the Quant Small/Mid-Cap Equity Fund.

In the foreign equity category, the Quant International Equity Fund and the Quant International Small-Cap Equity Fund both detracted from relative performance. In contrast, the Emerging Markets Equity Fund benefited the Fund’s relative results. Fixed-income funds had virtually no impact on the Fund’s performance relative to its benchmark. (Performance of the Managed Allocation Fund’s underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	11

Managed Allocation Fund

Performance as of May 31, 2019

Managed Allocation Fund			Average annual		Annual operating
		Total Return	total return		expenses*#
	Inception
	date	1 year	5 years	10 years	gross	net
Institutional Class	3/31/06	0.40%	5.34%	9.05%	0.42%	0.39%
Retirement Class	3/31/06	0.14	5.07	8.78	0.67	0.64
Retail Class	3/31/06	0.14	5.06	8.78	0.70	0.64
Managed Allocation Fund Composite Index‡	—	2.62	5.36	8.69	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	2.52	4.73	8.15	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
‡	As of the close of business on May 31, 2019, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

12	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

$10,000 over 10 years

Institutional Class

Ending amounts are as of May 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Fund’s composite benchmark and a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/19
Equity
U.S. equity	40.63
International equity	18.24
Fixed income	41.07
Other assets & liabilities, net	0.06
Total	100.00

Target allocation

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	13

Portfolio of investments

Managed Allocation Fund  ■  May 31, 2019

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—41.1%
32,732,247	TIAA-CREF Bond Plus Fund		$342,379,308	41.1%
	TOTAL FIXED INCOME		342,379,308	41.1
INTERNATIONAL EQUITY—18.2%
2,745,694	TIAA-CREF Emerging Markets Equity Fund		29,021,987	3.5
3,179,858	TIAA-CREF International Equity Fund		31,893,980	3.8
2,597,661	TIAA-CREF International Opportunities Fund		32,236,977	3.8
5,664,202	TIAA-CREF Quant International Equity Fund		38,913,066	4.7
2,103,075	TIAA-CREF Quant International Small-Cap Equity Fund		20,021,270	2.4
	TOTAL INTERNATIONAL EQUITY		152,087,280	18.2
U.S. EQUITY—40.6%
5,312,080	TIAA-CREF Growth & Income Fund		72,084,931	8.6
3,261,829	TIAA-CREF Large-Cap Growth Fund		64,910,400	7.8
3,935,887	TIAA-CREF Large-Cap Value Fund		62,501,878	7.5
4,861,913	TIAA-CREF Quant Large-Cap Growth Fund		65,149,630	7.8
4,928,348	TIAA-CREF Quant Large-Cap Value Fund		46,425,034	5.6
894,665	TIAA-CREF Quant Small-Cap Equity Fund		13,920,983	1.7
1,211,614	TIAA-CREF Quant Small/Mid-Cap Equity Fund		13,739,704	1.6
	TOTAL U.S. EQUITY		338,732,560	40.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $733,282,430)	833,199,148	99.9

	TOTAL PORTFOLIO	(Cost $733,282,430)	833,199,148	99.9
	OTHER ASSETS & LIABILITIES, NET		516,373	0.1
	NET ASSETS		$833,715,521	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

14	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities

Managed Allocation Fund  ■  May 31, 2019

ASSETS
Affiliated investments, at value‡	$833,199,148
Cash	667,995
Receivable from securities transactions	9,727,011
Receivable from Fund shares sold	55,225
Dividends receivable	950,733
Due from affiliates	4,339
Other	75,621
Total assets	844,680,072

LIABILITIES
Service agreement fees payable	1,444
Distribution fees payable	161,504
Due to affiliates	9,659
Payable for securities transactions	10,477,021
Payable for Fund shares redeemed	159,180
Payable for trustee compensation	76,328
Accrued expenses and other payables	79,415
Total liabilities	10,964,551
NET ASSETS	$833,715,521

NET ASSETS CONSIST OF:
Paid-in-capital	$716,708,368
Total distributable earnings (loss)	117,007,153
NET ASSETS	$833,715,521

INSTITUTIONAL CLASS:
Net assets	$18,320,206
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,504,560
Net asset value per share	$12.18

RETIREMENT CLASS:
Net assets	$70,067,684
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,762,437
Net asset value per share	$12.16

RETAIL CLASS:
Net assets	$745,327,631
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	61,042,639
Net asset value per share	$12.21
‡ Affiliated investments, cost	$733,282,430

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	15

Statement of operations

Managed Allocation Fund  ■  For the year ended May 31, 2019

INVESTMENT INCOME
Dividends from affiliated investments	$19,182,335
Total income	19,182,335

EXPENSES
Shareholder servicing — Institutional Class	206
Shareholder servicing — Retirement Class	181,387
Shareholder servicing — Retail Class	300,366
Distribution fees — Retail Class	1,895,217
Administrative service fees	36,368
Trustee fees and expenses	12,286
Other expenses	191,197
Total expenses	2,617,027
Less: Expenses reimbursed by the investment adviser	(540,516)
Net expenses	2,076,511
Net investment income (loss)	17,105,824

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	666,883
Realized gain distributions from affiliated investments	32,476,950
Net realized gain (loss) from investments	33,143,833
Net change in unrealized appreciation (depreciation) from affiliated investments	(50,088,595)
Net realized and unrealized gain (loss) from investments	(16,944,762)
Net increase (decrease) in net assets from operations	$161,062

16	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

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TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	17

Statements of changes in net assets

Managed Allocation Fund  ■  For the year ended

		May 31, 2019	May 31, 2018 [a]

OPERATIONS
Net investment income (loss)		$17,105,824	$15,627,961
Net realized gain (loss) from investments		33,143,833	29,619,031
Net change in unrealized appreciation (depreciation) from affiliated investments		(50,088,595)	25,914,003
Net increase (decrease) in net assets from operations		161,062	71,160,995

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(1,183,517)	(620,617)
	Retirement Class	(4,014,456)	(2,708,934)
	Retail Class	(40,644,983)	(30,360,877)
Total distributions		(45,842,956)	(33,690,428)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	6,874,165	8,267,218
	Retirement Class	10,976,334	15,733,928
	Retail Class	34,901,992	44,541,240
Reinvestments of distributions:	Institutional Class	1,163,893	596,715
	Retirement Class	4,014,456	2,708,934
	Retail Class	38,834,280	29,027,492
Redemptions:	Institutional Class	(6,077,753)	(5,370,488)
	Retirement Class	(13,835,662)	(12,384,956)
	Retail Class	(67,001,881)	(66,084,061)
Net increase (decrease) from shareholder transactions		9,849,824	17,036,022
Net increase (decrease) in net assets		(35,832,070)	54,506,589

NET ASSETS
Beginning of period		869,547,591	815,041,002
End of period		$833,715,521	$869,547,591

18	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets

Managed Allocation Fund  ■  For the year ended

		May 31, 2019	May 31, 2018 [a]

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	544,448	647,616
	Retirement Class	869,992	1,227,245
	Retail Class	2,802,173	3,463,611
Shares reinvested:	Institutional Class	99,926	46,856
	Retirement Class	345,309	212,807
	Retail Class	3,324,452	2,271,545
Shares redeemed:	Institutional Class	(495,298)	(417,225)
	Retirement Class	(1,124,062)	(974,623)
	Retail Class	(5,391,863)	(5,147,609)
Net increase (decrease) from shareholder transactions		975,077	1,330,223

[a]	Prior period amounts have been conformed to current year presentation. See notes to financial statements, Note 1—organization and significant accounting policies for further details.
[b]	The composition and per share amounts of the Fund’s distributions are presented in the Financial highlights. The distribution information for the Fund as of its most recent tax year end is presented within the notes to the financial statements, Note 5—distributions to shareholders and other tax items.
[c]	For the fiscal year ended May 31, 2018, the distributions to shareholders were characterized as “From net investment income” and “From realized gains.” See notes to financial statements, Note 1—organization and significant accounting policies for further details.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	19

Financial highlights

Managed Allocation Fund

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
Institutional Class:	5/31/19	$12.89	$0.29		$(0.29)	$0.00 [d]	$(0.35)	$(0.36)	$(0.71)	$12.18	0.40%	$18,320		0.03%		0.00%		2.34%		20%
	5/31/18	12.32	0.27		0.84	1.11	(0.36)	(0.18)	(0.54)	12.89	9.04	17,468		0.03		0.00		2.09		12
	5/31/17	11.52	0.24		1.14	1.38	(0.29)	(0.29)	(0.58)	12.32	12.39	13,288		0.03		0.00		2.02		21
	5/31/16	12.42	0.25		(0.44)	(0.19)	(0.29)	(0.42)	(0.71)	11.52	(1.28)	12,625		0.03		0.00		2.12		17
	5/31/15	12.32	0.23		0.57	0.80	(0.38)	(0.32)	(0.70)	12.42	6.79	14,366		0.03		0.00		1.88		14
Retirement Class:	5/31/19	12.87	0.25		(0.28)	(0.03)	(0.32)	(0.36)	(0.68)	12.16	0.14	70,068		0.28		0.25		2.03		20
	5/31/18	12.31	0.23		0.84	1.07	(0.33)	(0.18)	(0.51)	12.87	8.70	72,981		0.28		0.25		1.83		12
	5/31/17	11.51	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.31	12.13	64,068		0.28		0.25		1.82		21
	5/31/16	12.41	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.51	(1.53)	50,168		0.28		0.25		1.84		17
	5/31/15	12.31	0.21		0.56	0.77	(0.35)	(0.32)	(0.67)	12.41	6.53	49,096		0.28		0.25		1.67		14
Retail Class:	5/31/19	12.92	0.25		(0.28)	(0.03)	(0.32)	(0.36)	(0.68)	12.21	0.14	745,328		0.32		0.25		2.00		20
	5/31/18	12.35	0.23		0.85	1.08	(0.33)	(0.18)	(0.51)	12.92	8.75	779,099		0.31		0.25		1.83		12
	5/31/17	11.55	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.35	12.07	737,685		0.32		0.25		1.80		21
	5/31/16	12.45	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.55	(1.53)	687,189		0.33		0.25		1.84		17
	5/31/15	12.35	0.20		0.57	0.77	(0.35)	(0.32)	(0.67)	12.45	6.51	720,120		0.32		0.25		1.64		14

[a]	Based on average shares outstanding.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

20	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	21

Notes to financial statements

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statement of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

22	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2019, permanent book and tax differences resulting primarily from the utilization of equalization credits were identified and reclassified among the components of the Fund's net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	23

Notes to financial statements

required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement as of November 30, 2018. This implementation did not have a material impact on the Fund’s financial statements and various filings. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Forms N-CEN and N-PORT have been implemented and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule have been implemented and did not have a material impact on the Fund’s financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant or outdated in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. This final rule was effective for filings after November 5, 2018. Management has implemented the above changes for the current reporting period. In addition, certain amounts within each Fund’s Statement of changes in net assets for the prior fiscal period have been modified to conform to the current year’s presentation of distributable earnings. This change did not impact the total amount of distributable earnings from the prior period.

The Funds’ distributions from the prior fiscal period were paid from net investment income and realized gains as indicated in the following table:

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(411,517)
Retirement Class	(1,744,919)
Retail Class	(19,548,071)
From realized gains:
Institutional Class	(209,100)
Retirement Class	(964,015)
Retail Class	(10,812,806)
Total distributions	$(33,690,428)

24	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

For the prior fiscal period, the following Undistributed net investment income (loss) was included in net assets:

Undistributed net investment income included in net assets	$1,940,911

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 –	quoted prices in active markets for identical securities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of May 31, 2019, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	25

Notes to financial statements

Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2019, there were no transactions with affiliated entities.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

26	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Issue	Value at 5/31/18	Purchase cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 5/31/19
Managed Allocation Fund
TIAA-CREF Funds:
Bond Plus	$333,222	$49,982	$50,119	$(1,204)	$10,498	$11,283	$342,379
Emerging Markets Equity	28,434	12,735	8,351	110	(2,821)	153	29,022
Growth & Income	75,757	12,834	11,358	5,813	(5,733)	915	72,085
International Equity	33,767	9,166	2,597	881	(7,851)	719	31,894
International Opportunities	33,275	5,658	3,757	(181)	(2,758)	411	32,237
Large-Cap Growth	71,391	14,353	16,621	9,987	(7,297)	353	64,910
Large-Cap Value	64,003	17,635	9,333	4,743	(8,972)	1,228	62,502
Quant International Equity	47,037	11,424	12,481	(117)	(5,255)	1,302	38,913
Quant International Small-Cap Equity	22,155	4,150	1,287	312	(4,729)	585	20,021
Quant Large-Cap Growth	64,090	17,814	14,017	6,504	(5,268)	644	65,150
Quant Large-Cap Value	57,837	8,120	15,712	708	(3,186)	1,319	46,425
Quant Small-Cap Equity	21,855	16,525	20,308	3,880	(4,795)	160	13,921
Quant Small/Mid-Cap Equity	16,125	2,912	3,694	1,708	(1,922)	110	13,740
	$868,948	$183,308	$169,635	$33,144	$(50,089)	$19,182	$833,199

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

	Gross	Gross		Net unrealized
	unrealized	unrealized		appreciation
Tax cost	appreciation	(depreciation	)	(depreciation	)
$743,088	$92,964	$(2,853)		$90,111

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the year ended May 31, 2019 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales
$183,308	$169,635

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	27

Notes to financial statements

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2019, and the year ended May 31, 2018 was as follows:

		Long-term
	Ordinary income	capital gains	Total
5/31/2019	$21,553,529	$24,289,427	$45,842,956
5/31/2018	22,000,115	11,690,313	33,690,428

As of May 31, 2019, the components of accumulated earnings on a tax basis consisted of $2,073,063 of undistributed ordinary income, $24,885,681 of undistributed long-term capital gains, and $90,111,069 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended May 31, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

The Fund participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2019, there were no borrowings under this credit facility by the Fund.

28	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 8—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

Note 9—subsequent event

Effective June 19, 2019, the line of credit that each fund participates in will be reduced to $1 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 16, 2020.

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	29

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Managed Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the TIAA-CREF Managed Allocation Fund (one of the funds constituting the TIAA-CREF Funds, hereafter referred to as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statement of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019, and the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

30	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	31

Important tax information (unaudited)

For the year ended May 31, 2019, the Fund designates $25,394,681 (or the maximum amount allowable) as being from net long-term capital gains.

For the year ended May 31, 2019, the Fund designates 35.95% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

For the year ended May 31, 2019, the Fund designates 22.33% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

During the year ended May 31, 2019, the Managed Allocation Fund received income of $2,608,676 ($0.03889 per share) from underlying funds that was from foreign sources, and has elected to pass through foreign taxes paid by underlying funds of $449,710 ($0.0067 per share).

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2019 which will be reported in conjunction with your 2019 Form 1099-DIV.

By early 2020, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

32	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2019

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance of the Federal Home Loan Banks; Director, Avant, LLC.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director of Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	33

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2019

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since 2017.	Advisory Director (2010–2011), Partner (2004–2010) and Managing Director (1999–2004), and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); and Head (2006–2008), and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT. President and Chief Executive Officer (since 2008), and Program Director (1990–2008), National Bureau of Economic Research.	89	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

34	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair of Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin.	89	Member of the Board of Governors of the Investment Company Institute and the Governing Council of Independent Directors Council (an association for mutual fund directors); Investment Advisory Committee Member, Employees Retirement System of Texas.

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	35

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2019

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director, Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments.

36	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, President and Chief Investment Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments and Senior Managing Director, President, Global Investments, TIAA.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President, Chief Legal Officer, TIAA and the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, Deputy General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head of Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds, and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	37

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Managed Allocation Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Managed Allocation Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement for the Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewal.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate.

38	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

Broadridge compared this data, as relevant, for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Fund against an appropriate broad-based index. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of the Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of the Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2019, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance and an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fallout” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	39

Approval of investment management agreement (unaudited)

explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

Prior to the March 28, 2019 meeting, the Board met informally to review and discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 2019 meeting, the Trustees were given the opportunity to and did ask additional questions and they reviewed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the general session meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of Advisors’ services to the Fund by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Fund. Thus, in reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

40	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 28, 2019, all Board members voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolio; reporting on the investment performance and other metrics of the Fund to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	41

Approval of investment management agreement (unaudited)

Investment performance

The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods ended December 31, 2018. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. For details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Fund for the calendar year 2018. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that Advisors had incurred a net loss with respect to the Fund in 2018, which was because Advisors did not charge the Fund any fees under the Agreement. The Board also acknowledged certain fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the expenses of the Fund. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board also considered that, in the aggregate, Advisors had generated indirect earnings with respect to the Fund’s investment in Underlying Funds also managed by Advisors.

Fees charged by other advisers

The Board considered comparative information regarding the Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the synopsis below. The Board acknowledged that Advisors did not charge a management fee to the Fund.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered that because Advisors operated the Fund at a loss and did not charge the Fund a management fee, there had been little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

42	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors provides investment management services to other investment companies, including foreign funds (“UCITS”), and separately managed accounts. However, the Board acknowledged that Advisors did not charge a management fee to the Fund.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Fund to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Fund may be utilized as an investment option for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to the Fund during 2018 under the Agreement.

•	The Fund’s annual contractual management fee rate is 0.00% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”). The Fund did

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	43

Approval of investment management agreement (unaudited)	concluded

not have an Expense Group or Expense Universe with respect to its actual management fee rate and contractual management fee rate because the Fund is not charged a management fee.
•	The Fund was in the 4th, 1st, 1st and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five-and ten-year periods, respectively. The Fund was in the 4th, 2nd, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned with respect to the Underlying Funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

44	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF Managed Allocation Fund ■ 2019 Annual Report	45

Additional information about index providers (unaudited)	concluded

Morningstar Index

©2019 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

46	2019 Annual Report ■ TIAA-CREF Managed Allocation Fund

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How to reach us

Websites

TIAA.org
nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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Item 2. Code of Ethics.

2(a)  The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of ethics.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e)  Not applicable.

2(f)  A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended May 31, 2019 and May 31, 2018 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-09301) because the fees disclosed in this proxy statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant period.

4(a)  Audit Fees.

For the fiscal years ended May 31, 2019 and May 31, 2018, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $418,440 and $388,395, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended May 31, 2019 and May 31, 2018, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended May 31, 2019 and May 31, 2018, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended May 31, 2019 and May 31, 2018, PwC’s aggregate fees for tax services billed to the Registrant were $361,950 and $353,100, respectively.

For the fiscal years ended May 31, 2019 and May 31, 2018, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0.

4(d) All Other Fees.

For the fiscal years ended May 31, 2019 and May 31, 2018, PwC’s aggregate fees for all other services billed to the Registrant were $12,765 and $12,765, respectively.

For the fiscal years ended May 31, 2019 and May 31, 2018, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)  Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2)  Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2019 and May 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2019 and May 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2019 and May 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2019 and May 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2019 and May 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2019 and May 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2019 and May 31, 2018, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $219,333 and $505,083, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: July 18, 2019	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: July 18, 2019	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: July 18, 2019	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer